Delaware Life

Variable Account F – Regatta

Financial Statements as of and for the Year Ended December 31, 2024 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2024

Page(s)

Report of Independent Registered Public Accounting Firm	1-7

Financial Statements

Statement of Assets and Liabilities	8-16

Statement of Operations	17-76

Statements of Changes in Net Assets	77-170

Notes to the Financial Statements	171-210

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F - Regatta:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Sub-Accounts listed in the Appendix that comprise Delaware Life Variable Account F - Regatta (the Separate Account), as of December 31, 2024, the related statement of operations and statements of changes in net assets for the periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2024, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year or period ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s Separate Accounts since 2021.

Boston, Massachusetts

April 24, 2025

Appendix

AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1) (1)

AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5) (1)

AB VPS Relative Value Portfolio Class B Sub-Account (A71) (1)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS International Value Portfolio (Class B) Sub-Account (A98) (1)

AB VPS Large Cap Growth (Class B) Sub-Account (AC4) (1)

AB VPS Small Cap Growth Portfolio Class B Sub-Account (A19) (1)

AB VPS Discovery Value Portfolio (Class B) Sub-Account (A74) (1)

American Funds Growth Fund - Class 4 Sub-Account (AP0) (1)

American Funds Growth-Income Fund - Class 4 Sub-Account (AQ1) (1)

American Funds International Fund - Class 4 Sub-Account (AQ2) (1)

American Funds IS Asset Allocation - Class 4 Sub-Account (AS3) (1)

American Funds IS Global Growth - Class 4 Sub-Account (AS6) (1)

American Funds New World Fund - Class 4 Sub-Account (AQ3) (1)

AFIS-American Funds Global Balanced Fund Class 4 Sub-Account (AX1) (1)

BlackRock 60/40 Target Allocation ETF VI Fund Class III Sub-Account (B21) (1)

BlackRock Capital Appreciation V.I. Fund Class III Sub-Account (B19) (1)

BlackRock Equity Dividend V.I. Fund Class III Sub-Account (B20) (1)

BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18) (1)

BlackRock Large Cap Growth Equity V.I. Fund Class III Sub Account (B22) (1)

BlackRock Total Return V.I.Fund Class III Sub-Account (B23) (1)

ClearBridge Variable Mid Cap Portfolio - Class II Sub-Account (L33) (1)

ClearBridge Variable Appreciation Portfolio Class II Sub-Account (L34) (1)

ClearBridge Variable Dividend Strategy Portfolio Class II Sub-Account (L35) (1)

Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

CTIVP - Principal Blue Chip Growth Fund Class 1 Sub-Account (C89) (1)

CTIVP - Principal Blue Chip Growth Fund Class 2 Sub-Account (C90) (1)

Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58) (1)

Columbia Variable Portfolio Select Large Cap Value- Class 2 Sub-Account (C91) (1)

Columbia VP Balanced Fund Class 2 Sub-Account (C92) (1)

Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88) (1)

Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9) (1)

Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15) (1)

Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

First Trust Capital Strength VIT Portfolio Class I Sub-Account (F17) (1)

First Trust International Developed Capital Strength VIT Portfolio Class I Sub-Account (F18) (1)

First Trust/Dow Jones Div&Inc Alloc Port - Class 1 Sub-Account (F19) (1)

Franklin Multi-Asset Variable Conservative Growth Fund Class II Sub-Account (L36) (1)

Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21) (1)

Franklin Templeton Developing Markets VIP Fund Class 4 Sub-Account (S23) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6) (1)

Franklin Templeton Allocation VIP Fund Class 4 Sub-Account (S18) (1)

Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59) (1)

Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8) (1)

Franklin Templeton Rising Dividends VIP Fund Class 4 Sub-Account (S21) (1)

Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53) (1)

Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9) (1)

Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28) (1)

Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0) (1)

Goldman Sachs VIT U.S. Equity Insights Fund – Service Class Sub-Account (G03) (1)

Invesco V.I. American Value Fund Series II Sub-Account (V35) (1)

Invesco V.I. Comstock Fund Series II Sub-Account (V13) (1)

Invesco V.I. Core Plus Bond Fund - Series II Sub-Account (AB3) (1)

Invesco V.I. Equity and Income Fund Series II Sub-Account (V11) (1)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1) (1)

Invesco V.I. Discovery Mid Cap Growth Fund Series II Sub-Account (V17) (1)

Invesco V.I. Diversified Dividend Fund Series II Sub-Account (V19) (1)

Invesco V.I. Equally-Weighted S&P 500 Sub-Account (V20) (1)

Janus Henderson VIT Balanced Portfolio Service Shares Sub-Account (MV1) (1)

Janus Henderson VIT Enterprise Portfolio Service Shares Sub-Account (MV2) (1)

Janus Henderson VIT Global Tech & Innovation Portfolio Service Shares Sub-Account (MV3) (1)

Janus Henderson VIT Mid Cap Value Portfolio Service Shares Sub-Account (MV4) (1)

LVIP JPMorgan Core Bond Fund Service Class Sub-Account (J88) (1)

JPMorgan Insurance Trust Global Allocation Portfolio Sub-Account (JF1) (2)

JPMorgan Insurance Trust Income Builder - Class 2 Sub-Account (JF0) (2)

LVIP JPMorgan U.S. Equity Fund Service Class Sub-Account (J94) (1)

Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11) (1)

Lazard Retirement Global Dynamic Multi Asset Portfolio Sub-Account (L42) (1)

Lord Abbett Series Fund - Bonds-Debenture Portfolio Sub-Account (L16) (1)

Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18) (1)

Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17) (1)

Lord Abbett Series Short Duration Income Portfolio VC Sub-Account (L19) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Investors Trust Series - Service Class Sub-Account (M10) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Service Class Sub-Account (M89) (1)

MFS VIT I Research Series Service Class Sub-Account (M82) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT I Value Series Service Class Sub-Account (M08) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0) (1)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)

MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2) (1)

MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1) (1)

MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3) (1)

MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1) (1)

MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4) (1)

MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5) (1)

MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6) (1)

MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7) (1)

MFS VIT II Global Research Portfolio I Class Sub-Account (MC8) (1)

MFS VIT II Global Research Portfolio S Class Sub-Account (MC9) (1)

MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0) (1)

MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)

MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98) (1)

MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9) (1)

MFS VIT II Research International Portfolio I Class Sub-Account (ME2) (1)

MFS VIT II Research International Portfolio S Class Sub-Account (ME3) (1)

MFS VIT II Income Portfolio I Class Sub-Account (MA5) (1)

MFS VIT II Income Portfolio S Class Sub-Account (MA7) (1)

MFS VIT II Technology Portfolio I Class Sub-Account (ME4) (1)

MFS VIT II Technology Portfolio S Class Sub-Account (MA2) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3) (1)

MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7) (1)

MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9) (1)

MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1) (1)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)

MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4) (1)

MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6) (1)

MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7) (1)

Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II Sub-Account (V46) (2)

Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account (V45) (2)

Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure - Class II Sub-Account (U43) (1)

Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio, Class II Sub-Account (U41) (1)

Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44) (1)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43) (1)

Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19) (1)

Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) (1)

Invesco V.I. Global Fund, Series II Sub-Account (O20) (1)

Invesco V.I. Main Street Fund, Series II Sub-Account (O21) (1)

Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04) (1)

PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2) (1)

PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08) (1)

PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0) (1)

PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70) (1)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20) (1)

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Sub-Account (PM5) (1)

PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

PIMCO VIT Total Return Portfolio - Advisor Class Sub-Account (P68) (1)

Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) (2)

Putnam VT Large Cap Value Fund Class IB Sub-Account (P72) (1)

Putnam VT George Putnam Balanced Fund - Class IB Sub-Account (P88) (1)

Putnam VT Global Asset Allocation Fund - Class IB Sub-Account (P93) (1)

Putnam VT Global Health Care Fund - Class IB Sub-Account (P89) (1)

Putnam VT Income Fund - Class IB Sub-Account (P95) (1)

Putnam VT Research Fund - Class IB Sub-Account (P79) (1)

Putnam VT Sustainable Future Fund Class IB Sub-Account (P80) (1)

Putnam VT Sustainable Leaders Fund Class IB Sub-Account (P81) (1)

T. Rowe Price Blue Chip Growth Portfolio II Sub-Account (TBD) (1)

T. Rowe Price Equity Income Portfolio II Sub-Account (TBE) (1)

T. Rowe Price Health Sciences Portfolio II Sub-Account (TBF) (1)

TOPS Aggressive Growth ETF Portfolio Sub-Account (TP1) (1)

TOPS Balanced ETF Portfolio Sub-Account (TP2) (1)

TOPS Conservative ETF Portfolio Sub-Account (TP3) (1)

TOPS Growth ETF Portfolio Sub-Account (TP4) (1)

TOPS Moderate Growth ETF Portfolio Sub-Account (TP5) (1)

Wanger Select Fund Sub-Account (W41) (2)

Wanger Acorn Sub-Account (W42) (1)

Western Asset Variable Core Bond Plus II Sub-Account (W50) (1)

(1)

Statement of assets and liabilities as of December 31, 2024, the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. Financial highlights for the year or period ended on December 31, 2020 were audited by other independent registered public accountants.

(2)	Statement of assets and liabilities as of December 31, 2024, and the related statement of changes in net assets for the year or period ended December 31, 2023.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1)	2,812,430	$26,495,395	$25,339,998	$—	$25,339,998	$—	$25,339,998
AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5)	4,510,530	45,902,531	43,842,350	—	43,842,350	—	43,842,350
AB VPS Relative Value Portfolio Class B Sub-Account (A71)	30,954	947,758	955,560	—	955,560	—	955,560
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ¹	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) Sub-Account (A98)	1,148,880	15,224,783	17,302,130	7,172	17,309,302	—	17,309,302
AB VPS Large Cap Growth (Class B) Sub-Account (AC4)	238,197	16,772,782	18,989,091	—	18,989,091	—	18,989,091
AB VPS Small Cap Growth Portfolio Class B Sub-Account (A19)	711,486	6,213,643	6,716,430	—	6,716,430	—	6,716,430
AB VPS Discovery Value Portfolio (Class B) Sub-Account (A74)	815,270	14,422,685	14,691,163	2,524	14,693,687	—	14,693,687
American Funds Growth Fund - Class 4 Sub-Account (AP0)	532,509	53,069,265	65,168,401	—	65,168,401	—	65,168,401
American Funds Growth-Income Fund - Class 4 Sub-Account (AQ1)	458,394	26,612,460	30,776,571	—	30,776,571	—	30,776,571
American Funds International Fund - Class 4 Sub-Account (AQ2)	329,082	5,947,247	5,745,785	—	5,745,785	—	5,745,785
American Funds IS Asset Allocation - Class 4 Sub-Account (AS3)	4,482,599	108,847,440	113,902,844	—	113,902,844	—	113,902,844
American Funds IS Global Growth - Class 4 Sub-Account (AS6)	441,537	15,833,838	15,864,429	—	15,864,429	—	15,864,429
American Funds New World Fund - Class 4 Sub-Account (AQ3)	132,084	3,566,057	3,447,370	—	3,447,370	—	3,447,370
AFIS-American Funds Global Balanced Fund Class 4 Sub-Account (AX1)	1,146,648	14,282,469	14,516,563	—	14,516,563	—	14,516,563
BlackRock 60/40 Target Allocation ETF VI Fund Class III Sub-Account (B21)	1,351,648	17,894,051	18,287,797	—	18,287,797	—	18,287,797
BlackRock Capital Appreciation V.I. Fund Class III Sub-Account (B19)	1,125,036	9,256,589	7,864,002	—	7,864,002	—	7,864,002
BlackRock Equity Dividend V.I. Fund Class III Sub-Account (B20)	208,707	2,277,257	2,195,595	—	2,195,595	—	2,195,595
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)	19,833,294	280,270,346	255,651,159	102,526	255,753,685	—	255,753,685
BlackRock Large Cap Growth Equity V.I. Fund Class III Sub Account (B22)	91,750	1,635,868	2,050,623	—	2,050,623	—	2,050,623
BlackRock Total Return V.I.Fund Class III Sub-Account (B23)	126,942	1,291,180	1,244,028	—	1,244,028	—	1,244,028
ClearBridge Variable Mid Cap Portfolio - Class II Sub-Account (L33)	145,433	3,378,657	3,512,207	—	3,512,207	—	3,512,207
ClearBridge Variable Appreciation Portfolio Class II Sub-Account (L34)	18,074	1,061,252	1,146,094	—	1,146,094	—	1,146,094
ClearBridge Variable Dividend Strategy Portfolio Class II Sub-Account (L35)	85,138	1,934,596	1,816,003	—	1,816,003	—	1,816,003
Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71)	706	8,876	9,351	—	9,351	—	9,351
Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)	753	33,830	36,878	—	36,878	—	36,878
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	896,859	23,760,680	42,322,792	25,444	42,348,236	—	42,348,236
CTIVP - Principal Blue Chip Growth Fund Class 1 Sub-Account (C89)	2,381	131,546	170,610	—	170,610	—	170,610
CTIVP - Principal Blue Chip Growth Fund Class 2 Sub-Account (C90)	193,834	7,546,594	13,395,867	8,489	13,404,356	—	13,404,356
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)	221,543	2,732,006	2,897,782	—	2,897,782	—	2,897,782
Columbia Variable Portfolio Select Large Cap Value- Class 2 Sub-Account (C91)	167,136	5,933,185	7,044,786	—	7,044,786	—	7,044,786
Columbia VP Balanced Fund Class 2 Sub-Account (C92)	431,364	17,843,714	20,545,869	—	20,545,869	—	20,545,869
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)	3,628,140	74,026,230	85,950,632	717	85,951,349	—	85,951,349
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	1,941,127	86,559,211	107,732,557	44,661	107,777,218	—	107,777,218
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88)	100,809	1,232,359	1,148,220	—	1,148,220	—	1,148,220
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9)	557,579	6,948,561	6,350,819	—	6,350,819	—	6,350,819
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)	799,741	10,538,144	10,068,741	—	10,068,741	6	10,068,735
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)	1,411,116	45,614,295	50,066,402	84,363	50,150,765	—	50,150,765
First Eagle Overseas Variable Fund Sub-Account (FE3)	6,001,908	142,800,572	140,504,657	95,958	140,600,615	—	140,600,615
First Trust Capital Strength VIT Portfolio Class I Sub-Account (F17)	162,077	2,115,959	2,259,352	—	2,259,352	—	2,259,352
First Trust International Developed Capital Strength VIT Portfolio Class I Sub-Account (F18)	62,917	743,408	770,101	—	770,101	—	770,101
First Trust/Dow Jones Div&Inc Alloc Port - Class 1 Sub-Account (F19)	727,461	9,688,557	9,878,915	—	9,878,915	—	9,878,915
Franklin Multi-Asset Variable Conservative Growth Fund Class II Sub-Account (L36)	64,570	897,943	976,937	—	976,937	—	976,937
Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21)	1,522,991	13,929,983	12,869,274	473	12,869,747	—	12,869,747
Franklin Templeton Developing Markets VIP Fund Class 4 Sub-Account (S23)	79,342	672,700	675,997	—	675,997	—	675,997
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	3,389,443	42,724,505	46,638,734	—	46,638,734	10,637	46,628,097
Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)	3,144,379	16,053,847	16,476,547	—	16,476,547	—	16,476,547
Franklin Templeton Allocation VIP Fund Class 4 Sub-Account (S18)	545,405	2,757,085	2,972,459	—	2,972,459	—	2,972,459
Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59)	138,969	1,915,667	1,616,208	460	1,616,668	—	1,616,668
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	760,176	7,919,534	9,486,997	226	9,487,223	—	9,487,223
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)	2,344,586	33,972,299	33,668,253	995	33,669,248	—	33,669,248
Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0)	1,784,325	26,824,105	26,515,062	—	26,515,062	—	26,515,062
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	5,141,794	77,317,400	84,274,007	4,954	84,278,961	—	84,278,961
Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8)	77,957	1,215,905	1,294,869	—	1,294,869	—	1,294,869
Franklin Templeton Rising Dividends VIP Fund Class 4 Sub-Account (S21)	188,155	5,193,167	5,289,024	—	5,289,024	—	5,289,024
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)	989,844	12,684,396	14,174,573	573	14,175,146	—	14,175,146
Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9)	210,385	2,943,559	3,155,776	—	3,155,776	—	3,155,776

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2024

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)	708,860	$6,863,657	$6,344,298	$543	$6,344,841	$—	$6,344,841
Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0)	5,216	53,967	48,351	—	48,351	—	48,351
Goldman Sachs VIT U.S. Equity Insights Fund - Service Class Sub-Account (G03)	146,115	3,128,994	3,199,938	—	3,199,938	—	3,199,938
Invesco V.I. American Value Fund Series II Sub-Account (V35)	194,531	2,799,488	3,371,224	645	3,371,869	—	3,371,869
Invesco V.I. Comstock Fund Series II Sub-Account (V13)	786,796	13,414,012	16,215,864	—	16,215,864	193	16,215,671
Invesco V.I. Core Plus Bond Fund - Series II Sub-Account (AB3)	374,908	2,273,584	2,106,986	—	2,106,986	—	2,106,986
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)	6,481,407	107,434,595	112,322,776	37,862	112,360,638	—	112,360,638
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)	41,848	1,371,899	1,376,389	—	1,376,389	1	1,376,388
Invesco V.I. Discovery Mid Cap Growth Fund Series II Sub-Account (V17)	73,620	4,326,545	4,927,405	—	4,927,405	—	4,927,405
Invesco V.I. Diversified Dividend Fund Series II Sub-Account (V19)	41,077	1,017,039	1,051,576	—	1,051,576	—	1,051,576
Invesco V.I. Equally-Weighted S&P 500 Sub-Account (V20)	376,406	9,797,883	10,249,524	—	10,249,524	—	10,249,524
Janus Henderson VIT Balanced Portfolio Service Shares Sub-Account (MV1)	2,308,367	110,780,590	125,552,075	—	125,552,075	—	125,552,075
Janus Henderson VIT Enterprise Portfolio Service Shares Sub-Account (MV2)	72,613	5,065,112	5,425,622	—	5,425,622	—	5,425,622
Janus Henderson VIT Global Tech & Innovation Portfolio Service Shares Sub-Account (MV3)	527,955	8,033,132	11,171,524	—	11,171,524	—	11,171,524
Janus Henderson VIT Mid Cap Value Portfolio Service Shares Sub-Account (MV4)	91,636	1,493,199	1,620,126	—	1,620,126	—	1,620,126
LVIP JPMorgan Core Bond Fund Service Class Sub-Account (J88)	3,201,553	33,717,528	30,334,718	—	30,334,718	—	30,334,718
JPMorgan Insurance Trust Global Allocation Portfolio Sub-Account (JF1) ²	—	—	—	—	—	—	—
JPMorgan Insurance Trust Income Builder - Class 2 Sub-Account (JF0) ²	—	—	—	—	—	—	—
LVIP JPMorgan U.S. Equity Fund Service Class Sub-Account (J94)	318,213	11,354,753	13,889,344	—	13,889,344	—	13,889,344
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11)	863,772	15,842,995	18,700,667	3,577	18,704,244	—	18,704,244
Lazard Retirement Global Dynamic Multi Asset Portfolio Sub-Account (L42)	31,224	397,091	406,220	—	406,220	—	406,220
Lord Abbett Series Fund - Bonds-Debenture Portfolio Sub-Account (L16)	519,733	5,803,785	5,405,225	—	5,405,225	—	5,405,225
Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18)	1,203,504	12,596,833	14,020,826	—	14,020,826	556	14,020,270
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17)	1,203,636	18,270,772	22,110,799	327	22,111,126	—	22,111,126
Lord Abbett Series Short Duration Income Portfolio VC Sub-Account (L19)	147,142	1,981,145	1,926,084	—	1,926,084	—	1,926,084
MFS VIT Total Return Series Initial Class Sub-Account (M07)	9,350,457	220,614,314	217,585,124	—	217,585,124	771,274	216,813,850
MFS VIT Total Return Series Service Class Sub-Account (M35)	8,271,184	191,318,362	187,259,584	144,468	187,404,052	—	187,404,052
MFS VIT I Growth Series Initial Class Sub-Account (M31)	2,074,397	123,291,553	152,074,056	350,106	152,424,162	—	152,424,162
MFS VIT I Growth Series Service Class Sub-Account (M80)	357,421	20,583,171	23,975,764	46,397	24,022,161	—	24,022,161
MFS VIT I Investors Trust Series - Service Class Sub-Account (M10)	7,274	264,899	282,869	—	282,869	—	282,869
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	1,915,135	18,397,752	17,619,240	13,722	17,632,962	—	17,632,962
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	3,422,979	28,082,279	26,904,621	7,552	26,912,173	—	26,912,173
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	2,299,751	38,137,336	31,759,566	11,816	31,771,382	—	31,771,382
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	2,483,946	28,931,521	26,702,424	—	26,702,424	5,336	26,697,088
MFS VIT I Total Return Bond Series Service Class Sub-Account (M89)	23,286,097	295,474,840	262,434,312	53,990	262,488,302	—	262,488,302
MFS VIT I Research Series Service Class Sub-Account (M82)	2,386,552	70,154,968	83,075,858	5,786	83,081,644	—	83,081,644
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	1,851,126	59,756,625	63,345,540	76,171	63,421,711	—	63,421,711
MFS VIT I Utilities Series Service Class Sub-Account (M40)	972,811	31,519,049	32,511,338	93,955	32,605,293	—	32,605,293
MFS VIT I Value Series Initial Class Sub-Account (M83)	7,113,643	143,389,746	153,868,101	72,668	153,940,769	—	153,940,769
MFS VIT I Value Series Service Class Sub-Account (M08)	3,510,255	68,448,207	73,750,440	52,287	73,802,727	—	73,802,727
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	3,596,594	192,781,438	230,865,345	—	230,865,345	129,509	230,735,836
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	644,950	34,511,227	40,754,364	43,659	40,798,023	—	40,798,023
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	2,802,069	30,968,827	26,395,486	5,311	26,400,797	—	26,400,797

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2024

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	7,847,500	$84,160,509	$72,746,330	$6,067	$72,752,397	$—	$72,752,397
MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2)	2,829,274	72,895,059	89,433,342	11,090	89,444,432	—	89,444,432
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	1,504,349	39,912,739	46,619,774	—	46,619,774	9,548	46,610,226
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	641,362	9,177,531	8,709,693	3,477	8,713,170	—	8,713,170
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)	713,226	9,701,391	9,507,304	230	9,507,534	—	9,507,534
MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)	485,436	4,978,387	4,082,513	923	4,083,436	—	4,083,436
MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5)	65,292	633,183	535,394	—	535,394	—	535,394
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	1,335,849	36,213,022	37,056,452	49,464	37,105,916	—	37,105,916
MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7)	341,619	9,450,916	9,387,710	—	9,387,710	4,030	9,383,680
MFS VIT II Global Research Portfolio I Class Sub-Account (MC8)	1,873,221	56,400,594	64,401,345	234,635	64,635,980	—	64,635,980
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	93,910	2,748,365	3,209,835	—	3,209,835	4,062	3,205,773
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0)	1,628,712	24,030,831	23,013,706	103,440	23,117,146	—	23,117,146
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)	21,405,257	311,074,696	295,820,649	116,929	295,937,578	—	295,937,578
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	3,981,773	47,477,531	42,087,336	8,925	42,096,261	—	42,096,261
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	9,045,493	107,590,253	95,158,581	—	95,158,581	2,048	95,156,533
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	5,281,785	28,119,494	26,514,560	61,355	26,575,915	—	26,575,915
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	4,202,653	22,152,736	20,803,134	—	20,803,134	19,580	20,783,554
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	1,569,505	22,334,089	24,782,485	18,475	24,800,960	—	24,800,960
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	627,630	8,769,184	9,740,810	6,016	9,746,826	—	9,746,826
MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)	834,180	23,224,445	24,850,213	14,799	24,865,012	—	24,865,012
MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93)	1,745,478	50,592,769	50,915,603	—	50,915,603	4,698	50,910,905
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	11,975,884	258,813,198	286,822,411	942,005	287,764,416	—	287,764,416
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	1,226,163	25,987,078	28,606,387	—	28,606,387	14,012	28,592,375
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	34,145,956	34,145,956	34,145,956	—	34,145,956	16,747	34,129,209
MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9)	93,399,184	93,399,184	93,399,184	—	93,399,184	7,250	93,391,934
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	796,327	12,687,252	13,641,081	1,920	13,643,001	—	13,643,001
MFS VIT II Research International Portfolio S Class Sub-Account (ME3)	1,455,185	23,111,853	24,534,414	—	24,534,414	653	24,533,761
MFS VIT II Income Portfolio I Class Sub-Account (MA5)	1,986,676	18,566,316	16,509,277	84,077	16,593,354	—	16,593,354
MFS VIT II Income Portfolio S Class Sub-Account (MA7)	255,626	2,424,076	2,106,358	—	2,106,358	2,660	2,103,698
MFS VIT II Technology Portfolio I Class Sub-Account (ME4)	535,821	12,360,317	22,086,532	43,499	22,130,031	—	22,130,031
MFS VIT II Technology Portfolio S Class Sub-Account (MA2)	504,783	13,627,810	19,085,832	—	19,085,832	—	19,085,832

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2024

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3)	3,946,401	36,507,889	38,556,340	$8,028	$38,564,368	$—	$38,564,368
MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5)	24,196,263	258,470,524	233,735,893	63,174	233,799,067	—	233,799,067
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	77,212	1,043,813	962,833	—	962,833	2,018	960,815
MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7)	2,178,400	35,186,581	33,198,808	1,159	33,199,967	—	33,199,967
MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9)	22,227,125	241,053,509	225,827,585	361,499	226,189,084	—	226,189,084
MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1)	8,922,649	86,218,275	67,990,586	42,194	68,032,780	—	68,032,780
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	12,179,526	124,329,855	123,013,213	—	123,013,213	18,323	122,994,890
MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2)	6,882,133	70,180,464	69,578,368	2,171	69,580,539	—	69,580,539
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	1,614,355	13,267,276	17,096,020	—	17,096,020	2,015	17,094,005
MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4)	1,533,685	12,628,013	15,980,998	571	15,981,569	—	15,981,569
MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6)	73,497,398	891,575,074	821,700,908	—	821,700,908	610,233	821,090,675
MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7)	1,137,204	9,702,535	9,131,747	513	9,132,260	—	9,132,260
Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II Sub-Account (V46) ²	—	—	—	—	—	—	—
Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account (V45) ²	—	—	—	—	—	—	—
Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure - Class II Sub-Account (U43) ¹	—	—	—	—	—	—	—
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio, Class II Sub-Account (U41)	372,702	3,278,451	3,399,049	—	3,399,049	—	3,399,049
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44)	2,115,787	18,321,822	31,334,793	—	31,334,793	—	31,334,793
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)	760,364	2,577,816	4,364,492	576	4,365,068	—	4,365,068
Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19)	203,019	8,335,547	12,128,348	1,599	12,129,947	—	12,129,947
Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) ¹	—	—	—	—	—	—	—
Invesco V.I. Global Fund, Series II Sub-Account (O20)	236,091	8,753,529	9,127,291	620	9,127,911	—	9,127,911
Invesco V.I. Main Street Fund, Series II Sub-Account (O21)	4,835,179	84,221,689	95,784,896	—	95,784,896	26,586	95,758,310
Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04)	127,714	2,963,715	3,638,564	—	3,638,564	—	3,638,564
PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2)	27,378	191,489	205,879	—	205,879	—	205,879
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08)	1,341,101	13,208,372	11,788,282	—	11,788,282	—	11,788,282
PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0)	994,432	10,031,583	8,890,226	—	8,890,226	—	8,890,226
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70)	567,254	3,943,995	3,153,931	—	3,153,931	—	3,153,931
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	2,691,769	17,569,026	14,670,139	38,216	14,708,355	—	14,708,355
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	433,763	5,133,430	4,615,237	1,423	4,616,660	—	4,616,660
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20)	8,693	104,575	92,496	—	92,496	—	92,496
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Sub-Account (PM5)	79,762	804,600	797,622	—	797,622	—	797,622
PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6)	23,849,494	253,169,118	239,925,905	137,015	240,062,920	—	240,062,920
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	1,685,261	21,321,524	19,397,357	607	19,397,964	—	19,397,964
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	9,376,640	97,598,186	84,764,823	—	84,764,823	168	84,764,655
PIMCO VIT Total Return Portfolio - Advisor Class Sub-Account (P68)	626,587	6,338,999	5,664,341	—	5,664,341	—	5,664,341
Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) ²	—	—	—	—	—	—	—
Putnam VT Large Cap Value Fund Class IB Sub-Account (P72)	689,087	19,067,227	22,340,191	—	22,340,191	—	22,340,191
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account (P88)	1,449,044	20,981,085	22,836,920	—	22,836,920	—	22,836,920
Putnam VT Global Asset Allocation Fund - Class IB Sub-Account (P93)	232,527	4,547,267	4,729,586	—	4,729,586	—	4,729,586
Putnam VT Global Health Care Fund - Class IB Sub-Account (P89)	205,366	3,368,076	3,220,141	—	3,220,141	—	3,220,141
Putnam VT Income Fund - Class IB Sub-Account (P95)	178,843	1,558,982	1,434,322	—	1,434,322	—	1,434,322
Putnam VT Research Fund - Class IB Sub-Account (P79)	121,758	4,037,576	5,279,434	—	5,279,434	—	5,279,434
Putnam VT Sustainable Future Fund Class IB Sub-Account (P80)	66,528	867,303	1,129,650	—	1,129,650	—	1,129,650
Putnam VT Sustainable Leaders Fund Class IB Sub-Account (P81)	28,428	1,113,674	1,373,078	—	1,373,078	—	1,373,078
T. Rowe Price Blue Chip Growth Portfolio II Sub-Account (TBD)	228,857	9,630,704	12,896,095	—	12,896,095	—	12,896,095
T. Rowe Price Equity Income Portfolio II Sub-Account (TBE)	166,258	4,823,862	4,691,811	—	4,691,811	—	4,691,811
T. Rowe Price Health Sciences Portfolio II Sub-Account (TBF)	139,477	7,389,370	6,641,889	—	6,641,889	—	6,641,889
TOPS Aggressive Growth ETF Portfolio Sub-Account (TP1)	203,355	4,050,311	4,528,713	—	4,528,713	—	4,528,713
TOPS Balanced ETF Portfolio Sub-Account (TP2)	174,615	2,448,988	2,603,511	—	2,603,511	—	2,603,511
TOPS Conservative ETF Portfolio Sub-Account (TP3)	248,398	3,159,809	3,249,046	—	3,249,046	—	3,249,046
TOPS Growth ETF Portfolio Sub-Account (TP4)	106,484	2,062,640	2,317,085	—	2,317,085	—	2,317,085
TOPS Moderate Growth ETF Portfolio Sub-Account (TP5)	834,026	12,378,523	13,519,563	—	13,519,563	—	13,519,563
Wanger Select Fund Sub-Account (W41) ²	—	—	—	—	—	—	—
Wanger Acorn Sub-Account (W42)	13,709	170,218	208,645	—	208,645	—	208,645
Western Asset Variable Core Bond Plus II Sub-Account (W50)	249,402	1,357,990	1,127,299	—	1,127,299	—	1,127,299

[1]	This Sub-Account was closed in 2024 due to merger. Refer to Note 1 in the Variable Account’s Notes to the Financial Statements for more information.
[2]	This Sub-Account was closed in 2023 due to liquidation. Refer to Note 11 in the Variable Account’s Notes to the Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2024

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
AL1	1,520,850	$25,339,998	$—	$25,339,998
AO5	3,137,878	43,842,350	—	43,842,350
A71	75,636	955,560	—	955,560
AM2	—	—	—	—
A98	2,122,788	17,194,970	114,332	17,309,302
AC4	1,138,213	18,989,091	—	18,989,091
A19	789,933	6,716,430	—	6,716,430
A74	829,981	14,656,492	37,195	14,693,687
AP0	4,069,562	65,168,401	—	65,168,401
AQ1	2,060,464	30,776,571	—	30,776,571
AQ2	636,143	5,745,785	—	5,745,785
AS3	9,304,787	113,902,844	—	113,902,844
AS6	1,315,042	15,864,429	—	15,864,429
AQ3	332,119	3,447,370	—	3,447,370
AX1	1,365,674	14,516,563	—	14,516,563
B21	1,649,507	18,287,797	—	18,287,797
B19	598,418	7,864,002	—	7,864,002
B20	186,705	2,195,595	—	2,195,595
B18	12,784,846	255,119,048	634,637	255,753,685
B22	155,259	2,050,623	—	2,050,623
B23	140,868	1,244,028	—	1,244,028
L33	335,739	3,512,207	—	3,512,207
L34	83,608	1,146,094	—	1,146,094
L35	134,609	1,816,003	—	1,816,003
C71	268	9,351	—	9,351
C59	1,077	36,878	—	36,878
C60	1,267,054	42,070,223	278,013	42,348,236
C89	5,697	170,610	—	170,610
C90	460,668	13,285,645	118,711	13,404,356
C58	213,971	2,897,782	—	2,897,782
C91	516,435	7,044,786	—	7,044,786
C92	1,746,417	20,545,869	—	20,545,869
FD7	2,785,018	85,786,664	164,685	85,951,349
F24	2,314,283	107,334,454	442,764	107,777,218
F88	62,749	1,148,220	—	1,148,220
FB9	315,442	6,350,819	—	6,350,819
F15	461,193	10,022,765	45,970	10,068,735
F41	1,518,127	49,870,853	279,912	50,150,765
FE3	8,085,140	140,287,194	313,421	140,600,615
F17	192,888	2,259,352	—	2,259,352
F18	75,737	770,101	—	770,101
F19	913,663	9,878,915	—	9,878,915
L36	89,808	976,937	—	976,937
T21	788,971	12,846,511	23,236	12,869,747
S23	84,969	675,997	—	675,997

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2024

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
T20	2,280,003	$46,498,734	$129,363	$46,628,097
FE6	868,126	16,476,547	—	16,476,547
S18	278,725	2,972,459	—	2,972,459
T59	218,772	1,613,330	3,338	1,616,668
F56	365,664	9,445,047	42,176	9,487,223
F59	1,778,946	33,585,314	83,934	33,669,248
FF0	2,321,721	26,515,062	—	26,515,062
F54	2,622,629	84,132,934	146,027	84,278,961
FG8	106,820	1,294,869	—	1,294,869
S21	427,678	5,289,024	—	5,289,024
F53	257,938	14,157,159	17,987	14,175,146
FJ9	277,706	3,155,776	—	3,155,776
T28	446,393	6,274,490	70,351	6,344,841
FJ0	4,254	48,351	—	48,351
G03	178,111	3,199,938	—	3,199,938
V35	98,954	3,367,244	4,625	3,371,869
V13	552,018	16,212,816	2,855	16,215,671
AB3	221,440	2,106,986	—	2,106,986
V11	6,399,166	112,157,340	203,298	112,360,638
AC1	81,888	1,374,591	1,797	1,376,388
V17	479,913	4,927,405	—	4,927,405
V19	85,469	1,051,576	—	1,051,576
V20	853,075	10,249,524	—	10,249,524
MV1	10,720,060	125,552,075	—	125,552,075
MV2	462,029	5,425,622	—	5,425,622
MV3	837,922	11,171,524	—	11,171,524
MV4	136,397	1,620,126	—	1,620,126
J88	3,056,899	30,334,718	—	30,334,718
JF1	—	—	—	—
JF0	—	—	—	—
J94	268,428	13,889,344	—	13,889,344
L11	1,638,108	18,672,158	32,086	18,704,244
L42	39,337	406,220	—	406,220
L16	543,394	5,405,225	—	5,405,225
L18	322,140	13,973,120	47,150	14,020,270
L17	574,851	22,089,298	21,828	22,111,126
L19	191,799	1,926,084	—	1,926,084
M07	11,652,292	213,256,947	3,556,903	216,813,850
M35	10,865,153	185,768,006	1,636,046	187,404,052
M31	1,942,774	150,630,419	1,793,743	152,424,162
M80	538,943	23,880,344	141,817	24,022,161
M10	22,140	282,869	—	282,869
MF1	814,521	17,367,703	265,259	17,632,962
M41	1,088,194	26,804,829	107,344	26,912,173

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2024

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
M05	1,509,863	$31,346,136	$425,246	$31,771,382
M42	1,280,526	26,643,004	54,084	26,697,088
M89	24,530,144	262,158,264	330,038	262,488,302
M82	2,313,844	82,970,387	111,257	83,081,644
M44	3,921,983	62,137,487	1,284,224	63,421,711
M40	2,186,019	32,410,348	194,945	32,605,293
M83	6,252,302	152,524,488	1,416,281	153,940,769
M08	2,926,107	73,311,869	490,858	73,802,727
MB6	3,099,418	226,584,310	4,151,526	230,735,836
MB7	693,204	40,555,456	242,567	40,798,023
MC0	1,101,973	26,139,372	261,425	26,400,797
MA0	3,950,043	72,592,431	159,966	72,752,397
MC2	1,512,293	88,653,097	791,335	89,444,432
MC1	1,447,426	46,565,670	44,556	46,610,226
MC3	277,979	8,579,669	133,501	8,713,170
MA1	544,633	9,500,312	7,222	9,507,534
MC4	289,560	4,039,949	43,487	4,083,436
MC5	48,521	535,394	—	535,394
MC6	542,289	36,673,487	432,429	37,105,916
MC7	550,563	9,383,680	—	9,383,680
MC8	1,300,417	63,674,081	961,899	64,635,980
MC9	93,320	3,134,575	71,198	3,205,773
MD0	675,534	22,848,545	268,601	23,117,146
M92	19,944,489	295,604,024	333,554	295,937,578
M96	2,331,066	41,435,772	660,489	42,096,261
MD2	8,206,003	94,798,173	358,360	95,156,533
MA6	877,597	26,219,309	356,606	26,575,915
MA3	852,743	20,634,563	148,991	20,783,554
M97	693,941	24,498,628	302,332	24,800,960
MD5	388,497	9,682,969	63,857	9,746,826
M98	459,685	24,585,628	279,384	24,865,012
M93	2,204,681	50,792,205	118,700	50,910,905
MD6	5,756,619	281,664,204	6,100,212	287,764,416
MB3	546,532	28,531,774	60,601	28,592,375
MD8	2,954,341	33,548,297	580,912	34,129,209
MD9	10,171,957	93,211,021	180,913	93,391,934
ME2	556,646	13,456,741	186,260	13,643,001
ME3	887,202	24,466,959	66,802	24,533,761
MA5	771,449	16,340,801	252,553	16,593,354
MA7	112,768	2,102,783	915	2,103,698
ME4	583,121	21,692,194	437,837	22,130,031
MA2	1,055,452	19,085,832	—	19,085,832
MF3	1,680,227	38,387,969	176,399	38,564,368
MF5	12,334,583	232,998,558	800,509	233,799,067

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2024

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
MF6	30,258	$960,111	$704	$960,815
MF7	1,672,474	33,110,557	89,410	33,199,967
MF9	7,268,348	225,471,250	717,834	226,189,084
MG1	6,762,476	67,909,887	122,893	68,032,780
MF2	11,615,210	122,591,313	403,577	122,994,890
MG2	6,759,873	69,517,558	62,981	69,580,539
MG3	490,153	17,026,801	67,204	17,094,005
MG4	595,061	15,977,476	4,093	15,981,569
MG6	32,011,518	820,130,236	960,439	821,090,675
MG7	447,602	9,119,422	12,838	9,132,260
V46	—	—	—	—
V45	—	—	—	—
U43	—	—	—	—
U41	334,381	3,399,049	—	3,399,049
V44	2,139,807	31,334,793	—	31,334,793
V43	99,597	4,360,937	4,131	4,365,068
O19	193,165	12,043,094	86,853	12,129,947
O23	—	—	—	—
O20	213,254	9,122,913	4,998	9,127,911
O21	1,863,348	95,386,082	372,228	95,758,310
O04	57,708	3,638,564	—	3,638,564
PH2	9,097	205,879	—	205,879
P08	671,129	11,788,282	—	11,788,282
PC0	624,350	8,890,226	—	8,890,226
P70	271,672	3,153,931	—	3,153,931
P10	2,071,828	14,587,323	121,032	14,708,355
PK8	150,157	4,594,312	22,348	4,616,660
P20	7,362	92,496	—	92,496
PM5	80,063	797,622	—	797,622
PD6	14,286,457	239,464,999	597,921	240,062,920
P06	1,190,667	19,343,388	54,576	19,397,964
P07	5,341,361	84,539,234	225,421	84,764,655
P68	581,338	5,664,341	—	5,664,341
PI3	—	—	—	—
P72	829,859	22,340,191	—	22,340,191
P88	1,843,966	22,836,920	—	22,836,920
P93	398,976	4,729,586	—	4,729,586
P89	249,813	3,220,141	—	3,220,141

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2024

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
P95	155,085	$1,434,322	$—	$1,434,322
P79	282,133	5,279,434	—	5,279,434
P80	120,993	1,129,650	—	1,129,650
P81	107,969	1,373,078	—	1,373,078
TBD	996,598	12,896,095	—	12,896,095
TBE	389,417	4,691,811	—	4,691,811
TBF	692,704	6,641,889	—	6,641,889
TP1	404,928	4,528,713	—	4,528,713
TP2	249,629	2,603,511	—	2,603,511
TP3	314,727	3,249,046	—	3,249,046
TP4	210,155	2,317,085	—	2,317,085
TP5	1,261,972	13,519,563	—	13,519,563
W41	—	—	—	—
W42	6,075	208,645	—	208,645
W50	122,599	1,127,299	—	1,127,299

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	AL1 Sub-Account	AO5 Sub-Account	A71 Sub-Account
Income:
Dividend income	$470,334	$494,679	$12,094
Expenses:
Mortality and expense risk charges	(320,177)	(561,425)	(7,908)
Distribution and administration charges	(103,271)	(181,009)	(3,266)

Net investment income (loss)	46,886	(247,755)	920

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(965,832)	(2,129,590)	(8,518)
Realized gain distributions	541,763	—	34,030

Net realized gains (losses)	(424,069)	(2,129,590)	25,512

Net change in unrealized appreciation (depreciation)	2,212,571	6,274,245	69,162

Net realized and change in unrealized gains (losses)	1,788,502	4,144,655	94,674

Net increase (decrease) in net assets from operations	$1,835,388	$3,896,900	$95,594

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	AM2	A98	AC4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$415,083	$—
Expenses:
Mortality and expense risk charges	(8,368)	(235,497)	(138,013)
Distribution and administration charges	(2,951)	(78,303)	(56,990)

Net investment income (loss)	(11,319)	101,283	(195,003)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(479,847)	468,015	33,738
Realized gain distributions	—	—	735,595

Net realized gains (losses)	(479,847)	468,015	769,333

Net change in unrealized appreciation (depreciation)	466,525	54,350	2,677,182

Net realized and change in unrealized gains (losses)	(13,322)	522,365	3,446,515

Net increase (decrease) in net assets from operations	$(24,641)	$623,648	$3,251,512

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	A19	A74	AP0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$97,505	$87,725
Expenses:
Mortality and expense risk charges	(43,696)	(169,000)	(443,424)
Distribution and administration charges	(18,029)	(61,782)	(183,074)

Net investment income (loss)	(61,725)	(133,277)	(538,773)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(358,707)	774,081	(519,102)
Realized gain distributions	—	768,354	1,170,057

Net realized gains (losses)	(358,707)	1,542,435	650,955

Net change in unrealized appreciation (depreciation)	1,211,743	(191,981)	13,206,833

Net realized and change in unrealized gains (losses)	853,036	1,350,454	13,857,788

Net increase (decrease) in net assets from operations	$791,311	$1,217,177	$13,319,015

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	AQ1	AQ2	AS3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$254,287	$52,062	$2,088,854
Expenses:
Mortality and expense risk charges	(208,700)	(39,122)	(819,836)
Distribution and administration charges	(86,153)	(16,152)	(338,471)

Net investment income (loss)	(40,566)	(3,212)	930,547

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	79,195	(118,204)	(859,880)
Realized gain distributions	1,060,556	—	4,085,216

Net realized gains (losses)	1,139,751	(118,204)	3,225,336

Net change in unrealized appreciation (depreciation)	3,585,921	90,513	8,413,099

Net realized and change in unrealized gains (losses)	4,725,672	(27,691)	11,638,435

Net increase (decrease) in net assets from operations	$4,685,106	$(30,903)	$12,568,982

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	AS6	AQ3	AX1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$200,209	$38,246	$227,437
Expenses:
Mortality and expense risk charges	(112,471)	(25,918)	(109,517)
Distribution and administration charges	(46,432)	(10,707)	(45,221)

Net investment income (loss)	41,306	1,621	72,699

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(155,469)	(37,337)	(108,633)
Realized gain distributions	359,954	13,135	—

Net realized gains (losses)	204,485	(24,202)	(108,633)

Net change in unrealized appreciation (depreciation)	963,273	147,474	603,272

Net realized and change in unrealized gains (losses)	1,167,758	123,272	494,639

Net increase (decrease) in net assets from operations	$1,209,064	$124,893	$567,338

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	B21	B19	B20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$380,472	$—	$48,367
Expenses:
Mortality and expense risk charges	(129,208)	(39,222)	(17,569)
Distribution and administration charges	(53,322)	(16,178)	(7,259)

Net investment income (loss)	197,942	(55,400)	23,539

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(44,703)	(40,626)	(6,984)
Realized gain distributions	1,021,183	2,796,695	165,727

Net realized gains (losses)	976,480	2,756,069	158,743

Net change in unrealized appreciation (depreciation)	128,959	(1,578,624)	(31,047)

Net realized and change in unrealized gains (losses)	1,105,439	1,177,445	127,696

Net increase (decrease) in net assets from operations	$1,303,381	$1,122,045	$151,235

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	B18	B22	B23
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,734,616	$—	$45,901
Expenses:
Mortality and expense risk charges	(3,268,680)	(12,680)	(9,452)
Distribution and administration charges	(1,066,064)	(5,232)	(3,902)

Net investment income (loss)	(600,128)	(17,912)	32,547

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	282,060	20,251	(10,390)
Realized gain distributions	20,257,964	143,651	—

Net realized gains (losses)	20,540,024	163,902	(10,390)

Net change in unrealized appreciation (depreciation)	(964,924)	212,743	(19,533)

Net realized and change in unrealized gains (losses)	19,575,100	376,645	(29,923)

Net increase (decrease) in net assets from operations	$18,974,972	$358,733	$2,624

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	L33	L34	L35
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$11,754	$5,418	$19,666
Expenses:
Mortality and expense risk charges	(25,486)	(7,946)	(13,904)
Distribution and administration charges	(10,530)	(3,279)	(5,743)

Net investment income (loss)	(24,262)	(5,807)	19

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(69,490)	3,735	(19,562)
Realized gain distributions	76,036	108,611	188,549

Net realized gains (losses)	6,546	112,346	168,987

Net change in unrealized appreciation (depreciation)	272,399	56,750	59,878

Net realized and change in unrealized gains (losses)	278,945	169,096	228,865

Net increase (decrease) in net assets from operations	$254,683	$163,289	$228,884

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	C71	C59	C60
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$69	$—	$—
Expenses:
Mortality and expense risk charges	(151)	(934)	(558,159)
Distribution and administration charges	(50)	(281)	(193,169)

Net investment income (loss)	(132)	(1,215)	(751,328)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(397)	56,912	10,417,398
Realized gain distributions	568	—	—

Net realized gains (losses)	171	56,912	10,417,398

Net change in unrealized appreciation (depreciation)	755	(34,912)	1,740,898

Net realized and change in unrealized gains (losses)	926	22,000	12,158,296

Net increase (decrease) in net assets from operations	$794	$20,785	$11,406,968

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	C89	C90	C58
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$127,298
Expenses:
Mortality and expense risk charges	(2,044)	(174,295)	(38,710)
Distribution and administration charges	(552)	(62,934)	(13,310)

Net investment income (loss)	(2,596)	(237,229)	75,278

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,152	2,004,411	143,219
Realized gain distributions	—	—	—

Net realized gains (losses)	2,152	2,004,411	143,219

Net change in unrealized appreciation (depreciation)	31,232	674,241	(164,172)

Net realized and change in unrealized gains (losses)	33,384	2,678,652	(20,953)

Net increase (decrease) in net assets from operations	$30,788	$2,441,423	$54,325

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	C91	C92	FD7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$1,474,691
Expenses:
Mortality and expense risk charges	(59,234)	(151,228)	(1,094,455)
Distribution and administration charges	(24,486)	(62,418)	(357,733)

Net investment income (loss)	(83,720)	(213,646)	22,503

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	87,600	543,153	4,854,215
Realized gain distributions	—	—	2,951,791

Net realized gains (losses)	87,600	543,153	7,806,006

Net change in unrealized appreciation (depreciation)	720,439	1,645,524	3,634,136

Net realized and change in unrealized gains (losses)	808,039	2,188,677	11,440,142

Net increase (decrease) in net assets from operations	$724,319	$1,975,031	$11,462,645

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	F24	F88	FB9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$40,825	$41,079	$198,211
Expenses:
Mortality and expense risk charges	(1,425,914)	(17,365)	(89,106)
Distribution and administration charges	(476,906)	(6,884)	(31,184)

Net investment income (loss)	(1,861,995)	16,830	77,921

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	17,703,433	(53,079)	(107,539)
Realized gain distributions	13,418,804	981	209,512

Net realized gains (losses)	31,122,237	(52,098)	101,973

Net change in unrealized appreciation (depreciation)	2,093,950	87,379	125,301

Net realized and change in unrealized gains (losses)	33,216,187	35,281	227,274

Net increase (decrease) in net assets from operations	$31,354,192	$52,111	$305,195

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	F15	F41	FE3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$278,490	$179,010	$2,449,557
Expenses:
Mortality and expense risk charges	(138,968)	(671,453)	(1,860,598)
Distribution and administration charges	(46,219)	(230,801)	(603,812)

Net investment income (loss)	93,303	(723,244)	(14,853)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(37,064)	4,062,292	(2,940,236)
Realized gain distributions	329,243	7,042,225	968,296

Net realized gains (losses)	292,179	11,104,517	(1,971,940)

Net change in unrealized appreciation (depreciation)	279,254	(2,515,984)	8,831,985

Net realized and change in unrealized gains (losses)	571,433	8,588,533	6,860,045

Net increase (decrease) in net assets from operations	$664,736	$7,865,289	$6,845,192

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	F17	F18	F19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$15,540	$10,874	$232,134
Expenses:
Mortality and expense risk charges	(18,032)	(5,815)	(79,125)
Distribution and administration charges	(7,451)	(2,403)	(32,683)

Net investment income (loss)	(9,943)	2,656	120,326

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,152	(2,192)	(129,887)
Realized gain distributions	140,235	15,824	81,039

Net realized gains (losses)	144,387	13,632	(48,848)

Net change in unrealized appreciation (depreciation)	37,944	(15,911)	359,466

Net realized and change in unrealized gains (losses)	182,331	(2,279)	310,618

Net increase (decrease) in net assets from operations	$172,388	$377	$430,944

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	L36	T21	S23
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$23,099	$537,034	$24,580
Expenses:
Mortality and expense risk charges	(8,206)	(175,704)	(5,469)
Distribution and administration charges	(3,391)	(62,047)	(2,259)

Net investment income (loss)	11,502	299,283	16,852

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,770	(185,664)	(5,727)
Realized gain distributions	30,470	103,209	4,823

Net realized gains (losses)	32,240	(82,455)	(904)

Net change in unrealized appreciation (depreciation)	47,791	583,944	22,221

Net realized and change in unrealized gains (losses)	80,031	501,489	21,317

Net increase (decrease) in net assets from operations	$91,533	$800,772	$38,169

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	T20	FE6	S18
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,181,990	$354,540	$42,679
Expenses:
Mortality and expense risk charges	(633,432)	(216,840)	(20,207)
Distribution and administration charges	(238,502)	(67,495)	(8,347)

Net investment income (loss)	310,056	70,205	14,125

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,028,003	(970,424)	(24,841)
Realized gain distributions	—	—	—

Net realized gains (losses)	1,028,003	(970,424)	(24,841)

Net change in unrealized appreciation (depreciation)	(2,569,552)	2,157,657	164,126

Net realized and change in unrealized gains (losses)	(1,541,549)	1,187,233	139,285

Net increase (decrease) in net assets from operations	$(1,231,493)	$1,257,438	$153,410

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	T59	F56	F59
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$93,980	$1,861,479
Expenses:
Mortality and expense risk charges	(21,959)	(125,188)	(442,408)
Distribution and administration charges	(9,314)	(44,788)	(148,314)

Net investment income (loss)	(31,273)	(75,996)	1,270,757

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(73,253)	304,394	(559,289)
Realized gain distributions	—	32,165	152,513

Net realized gains (losses)	(73,253)	336,559	(406,776)

Net change in unrealized appreciation (depreciation)	(128,577)	117,134	1,056,361

Net realized and change in unrealized gains (losses)	(201,830)	453,693	649,585

Net increase (decrease) in net assets from operations	$(233,103)	$377,697	$1,920,342

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	FF0	F54	FG8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,143,329	$1,733,666	$23,366
Expenses:
Mortality and expense risk charges	(201,733)	(1,125,164)	(10,769)
Distribution and administration charges	(82,260)	(376,203)	(4,311)

Net investment income (loss)	859,336	232,299	8,286

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(159,732)	(1,641,308)	(2,182)
Realized gain distributions	95,290	1,802,867	25,436

Net realized gains (losses)	(64,442)	161,559	23,254

Net change in unrealized appreciation (depreciation)	474,557	7,888,292	77,762

Net realized and change in unrealized gains (losses)	410,115	8,049,851	101,016

Net increase (decrease) in net assets from operations	$1,269,451	$8,282,150	$109,302

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	S21	F53	FJ9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$47,575	$142,524	$18,287
Expenses:
Mortality and expense risk charges	(41,872)	(185,749)	(20,339)
Distribution and administration charges	(17,295)	(66,377)	(8,306)

Net investment income (loss)	(11,592)	(109,602)	(10,358)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(135,509)	924,574	(9,927)
Realized gain distributions	245,133	352,272	49,646

Net realized gains (losses)	109,624	1,276,846	39,719

Net change in unrealized appreciation (depreciation)	317,465	278,659	191,637

Net realized and change in unrealized gains (losses)	427,089	1,555,505	231,356

Net increase (decrease) in net assets from operations	$415,497	$1,445,903	$220,998

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	T28	FJ0	G03
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$307,724	$2,533	$12,789
Expenses:
Mortality and expense risk charges	(82,892)	(723)	(25,397)
Distribution and administration charges	(30,231)	(269)	(10,497)

Net investment income (loss)	194,601	1,541	(23,105)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(256,720)	(2,009)	(12,356)
Realized gain distributions	—	—	418,545

Net realized gains (losses)	(256,720)	(2,009)	406,189

Net change in unrealized appreciation (depreciation)	220,952	1,928	302,676

Net realized and change in unrealized gains (losses)	(35,768)	(81)	708,865

Net increase (decrease) in net assets from operations	$158,833	$1,460	$685,760

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	V35	V13	AB3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$24,131	$249,151	$68,746
Expenses:
Mortality and expense risk charges	(40,452)	(214,937)	(14,019)
Distribution and administration charges	(14,606)	(75,711)	(5,789)

Net investment income (loss)	(30,927)	(41,497)	48,938

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	186,555	1,942,934	(9,931)
Realized gain distributions	72,354	1,168,687	—

Net realized gains (losses)	258,909	3,111,621	(9,931)

Net change in unrealized appreciation (depreciation)	557,786	(935,836)	(24,203)

Net realized and change in unrealized gains (losses)	816,695	2,175,785	(34,134)

Net increase (decrease) in net assets from operations	$785,768	$2,134,288	$14,804

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	V11	AC1	V17
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,763,721	$21,838	$—
Expenses:
Mortality and expense risk charges	(1,157,599)	(18,264)	(35,934)
Distribution and administration charges	(403,220)	(5,515)	(14,838)

Net investment income (loss)	202,902	(1,941)	(50,772)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,036,295)	532	(133,872)
Realized gain distributions	4,308,157	7,563	—

Net realized gains (losses)	3,271,862	8,095	(133,872)

Net change in unrealized appreciation (depreciation)	6,654,145	(25,197)	986,189

Net realized and change in unrealized gains (losses)	9,926,007	(17,102)	852,317

Net increase (decrease) in net assets from operations	$10,128,909	$(19,043)	$801,545

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	V19	V20	MV1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$17,158	$136,088	$1,960,533
Expenses:
Mortality and expense risk charges	(8,657)	(73,532)	(878,492)
Distribution and administration charges	(3,579)	(30,378)	(362,694)

Net investment income (loss)	4,922	32,178	719,347

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(14,659)	(31,745)	57,627
Realized gain distributions	41,825	239,060	—

Net realized gains (losses)	27,166	207,315	57,627

Net change in unrealized appreciation (depreciation)	77,098	574,519	11,547,016

Net realized and change in unrealized gains (losses)	104,264	781,834	11,604,643

Net increase (decrease) in net assets from operations	$109,186	$814,012	$12,323,990

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MV2	MV3	MV4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$25,627	$—	$12,576
Expenses:
Mortality and expense risk charges	(34,994)	(76,685)	(12,369)
Distribution and administration charges	(14,439)	(31,647)	(5,111)

Net investment income (loss)	(23,806)	(108,332)	(4,904)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(27,251)	(2,427)	(6,445)
Realized gain distributions	174,491	—	75,406

Net realized gains (losses)	147,240	(2,427)	68,961

Net change in unrealized appreciation (depreciation)	358,046	2,264,495	80,417

Net realized and change in unrealized gains (losses)	505,286	2,262,068	149,378

Net increase (decrease) in net assets from operations	$481,480	$2,153,736	$144,474

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	J88	J94	L11
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,275,491	$47,708	$656,452
Expenses:
Mortality and expense risk charges	(393,539)	(168,013)	(247,344)
Distribution and administration charges	(121,155)	(53,091)	(84,394)

Net investment income (loss)	760,797	(173,396)	324,714

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(867,024)	952,920	482,141
Realized gain distributions	—	592,010	—

Net realized gains (losses)	(867,024)	1,544,930	482,141

Net change in unrealized appreciation (depreciation)	114,383	1,218,823	366,826

Net realized and change in unrealized gains (losses)	(752,641)	2,763,753	848,967

Net increase (decrease) in net assets from operations	$8,156	$2,590,357	$1,173,681

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	L42	L16	L18
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$294,208	$—
Expenses:
Mortality and expense risk charges	(3,380)	(42,017)	(191,429)
Distribution and administration charges	(1,396)	(17,359)	(71,108)

Net investment income (loss)	(4,776)	234,832	(262,537)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,975)	(100,399)	(2,154,448)
Realized gain distributions	—	—	—

Net realized gains (losses)	(1,975)	(100,399)	(2,154,448)

Net change in unrealized appreciation (depreciation)	33,818	123,286	6,362,911

Net realized and change in unrealized gains (losses)	31,843	22,887	4,208,463

Net increase (decrease) in net assets from operations	$27,067	$257,719	$3,945,926

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	L17	L19	M07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$159,604	$85,546	$5,663,895
Expenses:
Mortality and expense risk charges	(298,786)	(15,351)	(2,787,801)
Distribution and administration charges	(104,571)	(6,344)	(414,834)

Net investment income (loss)	(243,753)	63,851	2,461,260

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,185,342	(7,886)	1,568,383
Realized gain distributions	1,209,346	—	10,964,819

Net realized gains (losses)	2,394,688	(7,886)	12,533,202

Net change in unrealized appreciation (depreciation)	1,104,125	13,090	(679,751)

Net realized and change in unrealized gains (losses)	3,498,813	5,204	11,853,451

Net increase (decrease) in net assets from operations	$3,255,060	$69,055	$14,314,711

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	M35	M31	M80
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,524,115	$—	$—
Expenses:
Mortality and expense risk charges	(2,410,515)	(1,844,101)	(270,888)
Distribution and administration charges	(818,418)	(299,674)	(99,782)

Net investment income (loss)	1,295,182	(2,143,775)	(370,670)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	461,500	10,574,311	509,701
Realized gain distributions	9,704,169	11,455,436	1,900,284

Net realized gains (losses)	10,165,669	22,029,747	2,409,985

Net change in unrealized appreciation (depreciation)	(184,508)	18,299,429	3,888,973

Net realized and change in unrealized gains (losses)	9,981,161	40,329,176	6,298,958

Net increase (decrease) in net assets from operations	$11,276,343	$38,185,401	$5,928,288

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	M10	MF1	M41
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,089	$—	$—
Expenses:
Mortality and expense risk charges	(2,008)	(219,202)	(307,050)
Distribution and administration charges	(829)	(46,472)	(112,424)

Net investment income (loss)	(1,748)	(265,674)	(419,474)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(626)	(240,623)	(1,354,395)
Realized gain distributions	16,999	1,141,058	1,978,551

Net realized gains (losses)	16,373	900,435	624,156

Net change in unrealized appreciation (depreciation)	21,045	1,626,033	3,045,718

Net realized and change in unrealized gains (losses)	37,418	2,526,468	3,669,874

Net increase (decrease) in net assets from operations	$35,670	$2,260,794	$3,250,400

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	M05	M42	M89
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$11,239,546
Expenses:
Mortality and expense risk charges	(407,377)	(340,702)	(3,360,733)
Distribution and administration charges	(83,585)	(126,890)	(1,075,830)

Net investment income (loss)	(490,962)	(467,592)	6,802,983

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(3,234,217)	(6,085,726)	(7,028,739)
Realized gain distributions	—	—	—

Net realized gains (losses)	(3,234,217)	(6,085,726)	(7,028,739)

Net change in unrealized appreciation (depreciation)	5,474,638	8,041,093	2,358,869

Net realized and change in unrealized gains (losses)	2,240,421	1,955,367	(4,669,870)

Net increase (decrease) in net assets from operations	$1,749,459	$1,487,775	$2,133,113

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	M82	M44	M40
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$328,456	$1,507,788	$693,761
Expenses:
Mortality and expense risk charges	(1,106,275)	(800,388)	(399,625)
Distribution and administration charges	(370,228)	(142,363)	(143,161)

Net investment income (loss)	(1,148,047)	565,037	150,975

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,023,903	2,326,203	928,517
Realized gain distributions	5,135,381	1,860,603	965,926

Net realized gains (losses)	9,159,284	4,186,806	1,894,443

Net change in unrealized appreciation (depreciation)	5,624,261	1,641,678	1,191,290

Net realized and change in unrealized gains (losses)	14,783,545	5,828,484	3,085,733

Net increase (decrease) in net assets from operations	$13,635,498	$6,393,521	$3,236,708

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	M83	M08	MB6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,627,956	$1,100,911	$2,321,513
Expenses:
Mortality and expense risk charges	(2,004,136)	(942,176)	(2,861,222)
Distribution and administration charges	(576,035)	(334,847)	(449,881)

Net investment income (loss)	47,785	(176,112)	(989,590)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,161,170	1,953,683	10,636,897
Realized gain distributions	11,902,064	5,848,519	15,816,157

Net realized gains (losses)	16,063,234	7,802,202	26,453,054

Net change in unrealized appreciation (depreciation)	(611,200)	(421,308)	23,680,142

Net realized and change in unrealized gains (losses)	15,452,034	7,380,894	50,133,196

Net increase (decrease) in net assets from operations	$15,499,819	$7,204,782	$49,143,606

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MB7	MC0	MA0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$325,215	$1,091,277	$2,868,959
Expenses:
Mortality and expense risk charges	(527,666)	(344,835)	(953,811)
Distribution and administration charges	(197,641)	(65,762)	(305,551)

Net investment income (loss)	(400,092)	680,680	1,609,597

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,720,447	(1,270,305)	(3,158,664)
Realized gain distributions	2,902,462	—	—

Net realized gains (losses)	5,622,909	(1,270,305)	(3,158,664)

Net change in unrealized appreciation (depreciation)	3,804,649	1,021,782	2,409,365

Net realized and change in unrealized gains (losses)	9,427,558	(248,523)	(749,299)

Net increase (decrease) in net assets from operations	$9,027,466	$432,157	$860,298

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MC2	MC1	MC3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$527,409	$190,751	$217,659
Expenses:
Mortality and expense risk charges	(1,098,560)	(541,516)	(113,335)
Distribution and administration charges	(201,262)	(206,943)	(22,602)

Net investment income (loss)	(772,413)	(557,708)	81,722

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,621,810	2,168,569	(58,059)
Realized gain distributions	3,837,861	2,123,832	—

Net realized gains (losses)	7,459,671	4,292,401	(58,059)

Net change in unrealized appreciation (depreciation)	8,414,660	4,302,770	898,406

Net realized and change in unrealized gains (losses)	15,874,331	8,595,171	840,347

Net increase (decrease) in net assets from operations	$15,101,918	$8,037,463	$922,069

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MA1	MC4	MC5
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$221,066	$—	$—
Expenses:
Mortality and expense risk charges	(124,970)	(53,602)	(6,391)
Distribution and administration charges	(43,511)	(10,352)	(2,425)

Net investment income (loss)	52,585	(63,954)	(8,816)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(118,750)	(212,025)	(11,540)
Realized gain distributions	—	—	—

Net realized gains (losses)	(118,750)	(212,025)	(11,540)

Net change in unrealized appreciation (depreciation)	990,913	507	(10,515)

Net realized and change in unrealized gains (losses)	872,163	(211,518)	(22,055)

Net increase (decrease) in net assets from operations	$924,748	$(275,472)	$(30,871)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MC6	MC7	MC8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$127,848	$12,614	$686,171
Expenses:
Mortality and expense risk charges	(474,549)	(83,697)	(811,023)
Distribution and administration charges	(71,360)	(35,357)	(118,143)

Net investment income (loss)	(418,061)	(106,440)	(242,995)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,338,691	4,485	4,155,949
Realized gain distributions	2,800,701	673,184	3,353,450

Net realized gains (losses)	4,139,392	677,669	7,509,399

Net change in unrealized appreciation (depreciation)	(209,461)	208,821	1,177,436

Net realized and change in unrealized gains (losses)	3,929,931	886,490	8,686,835

Net increase (decrease) in net assets from operations	$3,511,870	$780,050	$8,443,840

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MC9	MD0	M92
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$26,653	$190,341	$1,635,875
Expenses:
Mortality and expense risk charges	(39,772)	(311,731)	(3,791,548)
Distribution and administration charges	(12,273)	(49,673)	(1,211,489)

Net investment income (loss)	(25,392)	(171,063)	(3,367,162)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	137,877	(590,994)	(6,127,667)
Realized gain distributions	170,127	126,923	1,657,918

Net realized gains (losses)	308,004	(464,071)	(4,469,749)

Net change in unrealized appreciation (depreciation)	130,858	1,577,842	17,838,910

Net realized and change in unrealized gains (losses)	438,862	1,113,771	13,369,161

Net increase (decrease) in net assets from operations	$413,470	$942,708	$10,001,999

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	M96	MD2	MA6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,531,174	$3,275,876	$1,677,785
Expenses:
Mortality and expense risk charges	(530,305)	(1,198,848)	(339,810)
Distribution and administration charges	(89,975)	(407,595)	(59,943)

Net investment income (loss)	910,894	1,669,433	1,278,032

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,351,553)	(2,639,608)	(708,707)
Realized gain distributions	—	—	—

Net realized gains (losses)	(1,351,553)	(2,639,608)	(708,707)

Net change in unrealized appreciation (depreciation)	153,255	(49,397)	882,379

Net realized and change in unrealized gains (losses)	(1,198,298)	(2,689,005)	173,672

Net increase (decrease) in net assets from operations	$(287,404)	$(1,019,572)	$1,451,704

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MA3	M97	MD5
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,278,345	$251,228	$84,736
Expenses:
Mortality and expense risk charges	(267,014)	(315,108)	(129,707)
Distribution and administration charges	(98,908)	(63,466)	(45,857)

Net investment income (loss)	912,423	(127,346)	(90,828)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(466,874)	608,393	413,276
Realized gain distributions	—	81,613	33,277

Net realized gains (losses)	(466,874)	690,006	446,553

Net change in unrealized appreciation (depreciation)	545,231	1,328,512	390,869

Net realized and change in unrealized gains (losses)	78,357	2,018,518	837,422

Net increase (decrease) in net assets from operations	$990,780	$1,891,172	$746,594

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	M98	M93	MD6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$362,326	$601,142	$1,012,968
Expenses:
Mortality and expense risk charges	(335,133)	(682,577)	(3,593,290)
Distribution and administration charges	(56,758)	(239,697)	(557,691)

Net investment income (loss)	(29,565)	(321,132)	(3,138,013)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,531,378	2,028,774	15,024,000
Realized gain distributions	1,168,327	2,339,569	25,391,634

Net realized gains (losses)	2,699,705	4,368,343	40,415,634

Net change in unrealized appreciation (depreciation)	(999,769)	(1,183,789)	2,666,385

Net realized and change in unrealized gains (losses)	1,699,936	3,184,554	43,082,019

Net increase (decrease) in net assets from operations	$1,670,371	$2,863,422	$39,944,006

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MB3	MD8	MD9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$36,858	$1,644,025	$4,530,138
Expenses:
Mortality and expense risk charges	(343,583)	(425,584)	(1,172,266)
Distribution and administration charges	(134,779)	(68,605)	(405,054)

Net investment income (loss)	(441,504)	1,149,836	2,952,818

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,016,928	—	—
Realized gain distributions	2,564,320	—	—

Net realized gains (losses)	3,581,248	—	—

Net change in unrealized appreciation (depreciation)	665,776	—	—

Net realized and change in unrealized gains (losses)	4,247,024	—	—

Net increase (decrease) in net assets from operations	$3,805,520	$1,149,836	$2,952,818

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	ME2	ME3	MA5
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$233,820	$363,034	$664,406
Expenses:
Mortality and expense risk charges	(172,900)	(328,265)	(208,868)
Distribution and administration charges	(37,705)	(117,954)	(37,552)

Net investment income (loss)	23,215	(83,185)	417,986

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	340,806	682,214	(567,262)
Realized gain distributions	—	—	—

Net realized gains (losses)	340,806	682,214	(567,262)

Net change in unrealized appreciation (depreciation)	(78,264)	(240,421)	468,659

Net realized and change in unrealized gains (losses)	262,542	441,793	(98,603)

Net increase (decrease) in net assets from operations	$285,757	$358,608	$319,383

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MA7	ME4	MA2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$83,315	$—	$—
Expenses:
Mortality and expense risk charges	(25,732)	(246,962)	(145,034)
Distribution and administration charges	(8,845)	(53,864)	(58,806)

Net investment income (loss)	48,738	(300,826)	(203,840)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(45,984)	1,705,950	467,961
Realized gain distributions	—	204,864	176,613

Net realized gains (losses)	(45,984)	1,910,814	644,574

Net change in unrealized appreciation (depreciation)	25,422	4,376,945	4,282,292

Net realized and change in unrealized gains (losses)	(20,562)	6,287,759	4,926,866

Net increase (decrease) in net assets from operations	$28,176	$5,986,933	$4,723,026

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MF3	MF5	MF6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$316,272	$4,154,589	$22,620
Expenses:
Mortality and expense risk charges	(500,568)	(3,083,792)	(12,824)
Distribution and administration charges	(175,586)	(1,025,909)	(5,297)

Net investment income (loss)	(359,882)	44,888	4,499

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	889,722	(8,546,962)	(19,212)
Realized gain distributions	345,139	2,230,120	—

Net realized gains (losses)	1,234,861	(6,316,842)	(19,212)

Net change in unrealized appreciation (depreciation)	552,993	16,365,821	(23,733)

Net realized and change in unrealized gains (losses)	1,787,854	10,048,979	(42,945)

Net increase (decrease) in net assets from operations	$1,427,972	$10,093,867	$(38,446)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MF7	MF9	MG1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$535,228	$2,211,095	$2,347,806
Expenses:
Mortality and expense risk charges	(431,457)	(2,971,029)	(879,631)
Distribution and administration charges	(156,895)	(976,953)	(287,820)

Net investment income (loss)	(53,124)	(1,736,887)	1,180,355

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(73,648)	(5,834,329)	(3,773,576)
Realized gain distributions	—	7,045,360	—

Net realized gains (losses)	(73,648)	1,211,031	(3,773,576)

Net change in unrealized appreciation (depreciation)	(1,215,040)	20,013,616	(1,510,535)

Net realized and change in unrealized gains (losses)	(1,288,688)	21,224,647	(5,284,111)

Net increase (decrease) in net assets from operations	$(1,341,812)	$19,487,760	$(4,103,756)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MF2	MG2	MG3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,762,831	$2,555,724	$218,062
Expenses:
Mortality and expense risk charges	(1,597,920)	(894,255)	(227,570)
Distribution and administration charges	(573,305)	(293,151)	(87,944)

Net investment income (loss)	2,591,606	1,368,318	(97,452)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(298,039)	(196,659)	984,477
Realized gain distributions	—	—	735,306

Net realized gains (losses)	(298,039)	(196,659)	1,719,783

Net change in unrealized appreciation (depreciation)	2,005,732	1,175,459	380,428

Net realized and change in unrealized gains (losses)	1,707,693	978,800	2,100,211

Net increase (decrease) in net assets from operations	$4,299,299	$2,347,118	$2,002,759

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MG4	MG6	MG7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$170,913	$11,635,441	$100,830
Expenses:
Mortality and expense risk charges	(197,764)	(10,808,854)	(101,660)
Distribution and administration charges	(64,568)	(3,527,039)	(37,739)

Net investment income (loss)	(91,419)	(2,700,452)	(38,569)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,410,093	(19,874,902)	11,141
Realized gain distributions	691,853	20,435,343	506,239

Net realized gains (losses)	2,101,946	560,441	517,380

Net change in unrealized appreciation (depreciation)	(180,155)	58,022,565	216,561

Net realized and change in unrealized gains (losses)	1,921,791	58,583,006	733,941

Net increase (decrease) in net assets from operations	$1,830,372	$55,882,554	$695,372

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	U43	U41	V44
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$38,392	$—	$—
Expenses:
Mortality and expense risk charges	(11,711)	(25,237)	(261,418)
Distribution and administration charges	(4,848)	(10,425)	(98,968)

Net investment income (loss)	21,833	(35,662)	(360,386)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(81,398)	(64,933)	916,508
Realized gain distributions	—	—	—

Net realized gains (losses)	(81,398)	(64,933)	916,508

Net change in unrealized appreciation (depreciation)	266,167	273,836	10,370,362

Net realized and change in unrealized gains (losses)	184,769	208,903	11,286,870

Net increase (decrease) in net assets from operations	$206,602	$173,241	$10,926,484

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	V43	O19	O23
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$282,317
Expenses:
Mortality and expense risk charges	(56,531)	(154,998)	(40,203)
Distribution and administration charges	(20,310)	(63,076)	(14,374)

Net investment income (loss)	(76,841)	(218,074)	227,740

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	380,671	(360,260)	(570,202)
Realized gain distributions	—	—	—

Net realized gains (losses)	380,671	(360,260)	(570,202)

Net change in unrealized appreciation (depreciation)	1,340,950	4,087,316	565,319

Net realized and change in unrealized gains (losses)	1,721,621	3,727,056	(4,883)

Net increase (decrease) in net assets from operations	$1,644,780	$3,508,982	$222,857

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	O20	O21	O04
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(119,028)	(1,301,762)	(45,759)
Distribution and administration charges	(42,076)	(480,661)	(19,459)

Net investment income (loss)	(161,104)	(1,782,423)	(65,218)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	215,865	(12,241,482)	179,372
Realized gain distributions	566,390	10,009,982	133,087

Net realized gains (losses)	782,255	(2,231,500)	312,459

Net change in unrealized appreciation (depreciation)	669,663	24,107,404	113,544

Net realized and change in unrealized gains (losses)	1,451,918	21,875,904	426,003

Net increase (decrease) in net assets from operations	$1,290,814	$20,093,481	$360,785

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	PH2	P08	PC0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$11,012	$834,790	$602,237
Expenses:
Mortality and expense risk charges	(2,774)	(161,421)	(114,869)
Distribution and administration charges	(742)	(56,683)	(37,792)

Net investment income (loss)	7,496	616,686	449,576

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	512	(516,881)	(346,986)
Realized gain distributions	—	—	—

Net realized gains (losses)	512	(516,881)	(346,986)

Net change in unrealized appreciation (depreciation)	15,823	178,981	95,684

Net realized and change in unrealized gains (losses)	16,335	(337,900)	(251,302)

Net increase (decrease) in net assets from operations	$23,831	$278,786	$198,274

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	P70	P10	PK8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$64,536	$332,569	$304,556
Expenses:
Mortality and expense risk charges	(26,928)	(190,639)	(59,101)
Distribution and administration charges	(11,076)	(64,552)	(22,448)

Net investment income (loss)	26,532	77,378	223,007

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(176,074)	105,426	(166,401)
Realized gain distributions	—	—	—

Net realized gains (losses)	(176,074)	105,426	(166,401)

Net change in unrealized appreciation (depreciation)	236,660	227,986	207,732

Net realized and change in unrealized gains (losses)	60,586	333,412	41,331

Net increase (decrease) in net assets from operations	$87,118	$410,790	$264,338

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	P20	PM5	PD6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,135	$24,093	$8,631,224
Expenses:
Mortality and expense risk charges	(1,150)	(5,835)	(3,100,001)
Distribution and administration charges	(385)	(2,412)	(989,680)

Net investment income (loss)	4,600	15,846	4,541,543

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(3,038)	(7,924)	(8,585,641)
Realized gain distributions	—	—	—

Net realized gains (losses)	(3,038)	(7,924)	(8,585,641)

Net change in unrealized appreciation (depreciation)	3,921	20,265	26,305,694

Net realized and change in unrealized gains (losses)	883	12,341	17,720,053

Net increase (decrease) in net assets from operations	$5,483	$28,187	$22,261,596

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	P06	P07	P68
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$537,837	$3,524,859	$225,016
Expenses:
Mortality and expense risk charges	(259,831)	(1,109,523)	(48,809)
Distribution and administration charges	(89,249)	(384,886)	(20,180)

Net investment income (loss)	188,757	2,030,450	156,027

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(262,850)	(2,871,543)	(211,850)
Realized gain distributions	—	—	—

Net realized gains (losses)	(262,850)	(2,871,543)	(211,850)

Net change in unrealized appreciation (depreciation)	170,824	1,571,848	130,906

Net realized and change in unrealized gains (losses)	(92,026)	(1,299,695)	(80,944)

Net increase (decrease) in net assets from operations	$96,731	$730,755	$75,083

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	P72	P88	P93
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$236,740	$138,038	$66,951
Expenses:
Mortality and expense risk charges	(246,061)	(143,337)	(35,883)
Distribution and administration charges	(82,829)	(59,066)	(14,794)

Net investment income (loss)	(92,150)	(64,365)	16,274

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,211,120	662,574	414,276
Realized gain distributions	963,585	—	—

Net realized gains (losses)	2,174,705	662,574	414,276

Net change in unrealized appreciation (depreciation)	1,234,891	1,454,887	87,181

Net realized and change in unrealized gains (losses)	3,409,596	2,117,461	501,457

Net increase (decrease) in net assets from operations	$3,317,446	$2,053,096	$517,731

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	P89	P95	P79
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$11,932	$54,522	$18,258
Expenses:
Mortality and expense risk charges	(24,416)	(9,559)	(41,592)
Distribution and administration charges	(10,083)	(3,950)	(17,181)

Net investment income (loss)	(22,567)	41,013	(40,515)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,697	(26,255)	167,765
Realized gain distributions	109,896	—	28,997

Net realized gains (losses)	113,593	(26,255)	196,762

Net change in unrealized appreciation (depreciation)	(151,044)	(8,850)	882,767

Net realized and change in unrealized gains (losses)	(37,451)	(35,105)	1,079,529

Net increase (decrease) in net assets from operations	$(60,018)	$5,908	$1,039,014

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	P80	P81	TBD
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$2,471	$—
Expenses:
Mortality and expense risk charges	(9,203)	(11,169)	(88,346)
Distribution and administration charges	(3,805)	(4,609)	(36,460)

Net investment income (loss)	(13,008)	(13,307)	(124,806)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(37,588)	56,080	(78,197)
Realized gain distributions	—	8,012	551,607

Net realized gains (losses)	(37,588)	64,092	473,410

Net change in unrealized appreciation (depreciation)	181,496	180,349	2,469,242

Net realized and change in unrealized gains (losses)	143,908	244,441	2,942,652

Net increase (decrease) in net assets from operations	$130,900	$231,134	$2,817,846

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	TBE	TBF	TP1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$61,976	$—	$39,932
Expenses:
Mortality and expense risk charges	(30,752)	(51,316)	(31,167)
Distribution and administration charges	(12,700)	(21,197)	(12,865)

Net investment income (loss)	18,524	(72,513)	(4,100)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(5,234)	(55,794)	6,511
Realized gain distributions	308,353	612,798	33,218

Net realized gains (losses)	303,119	557,004	39,729

Net change in unrealized appreciation (depreciation)	(67,388)	(587,966)	280,648

Net realized and change in unrealized gains (losses)	235,731	(30,962)	320,377

Net increase (decrease) in net assets from operations	$254,255	$(103,475)	$316,277

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	TP2	TP3	TP4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$44,569	$67,938	$22,776
Expenses:
Mortality and expense risk charges	(19,628)	(26,845)	(17,169)
Distribution and administration charges	(8,107)	(11,097)	(7,086)

Net investment income (loss)	16,834	29,996	(1,479)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(316)	3,727	11,495
Realized gain distributions	11,401	22,541	3,958

Net realized gains (losses)	11,085	26,268	15,453

Net change in unrealized appreciation (depreciation)	79,971	83,414	145,366

Net realized and change in unrealized gains (losses)	91,056	109,682	160,819

Net increase (decrease) in net assets from operations	$107,890	$139,678	$159,340

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	TP5	W42	W50
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$193,540	$—	$92,153
Expenses:
Mortality and expense risk charges	(106,155)	(2,767)	(9,611)
Distribution and administration charges	(43,850)	(823)	(3,975)

Net investment income (loss)	43,535	(3,590)	78,567

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	31,754	12,289	(41,151)
Realized gain distributions	169,782	—	—

Net realized gains (losses)	201,536	12,289	(41,151)

Net change in unrealized appreciation (depreciation)	577,999	16,756	(60,628)

Net realized and change in unrealized gains (losses)	779,535	29,045	(101,779)

Net increase (decrease) in net assets from operations	$823,070	$25,455	$(23,212)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	AL1 Sub-Account		AO5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$46,886	$(191,958)	$(247,755)	$(476,744)
Net realized gains (losses)	(424,069)	(75,315)	(2,129,590)	(3,424,931)
Net change in unrealized appreciation/(depreciation)	2,212,571	3,144,187	6,274,245	9,131,951

Increase (decrease) in net assets from operations	1,835,388	2,876,914	3,896,900	5,230,276

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	373,203	747,537	253,173	365,747
Transfers between Sub-Accounts (including the Fixed Account), net	(484,501)	(327,671)	(497,426)	87,723
Withdrawals, surrenders, annuitizations and contract charges	(4,053,384)	(3,804,528)	(7,075,366)	(6,784,061)

Net accumulation activity	(4,164,682)	(3,384,662)	(7,319,619)	(6,330,591)

Annuitization Activity:
Annuitizations	20,958	—	—	—
Annuity payments and contract charges	(22,280)	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	(1,322)	—	—	—

Net increase (decrease) from contract owner transactions	(4,166,004)	(3,384,662)	(7,319,619)	(6,330,591)

Total increase (decrease) in net assets	(2,330,616)	(507,748)	(3,422,719)	(1,100,315)
Net assets at beginning of year	27,670,614	28,178,362	47,265,069	48,365,384

Net assets at end of year	$25,339,998	$27,670,614	$43,842,350	$47,265,069

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	A71 Sub-Account		AM2 Sub-Account[3]
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$920	$585	$(11,319)	$(47,653)
Net realized gains (losses)	25,512	38,366	(479,847)	(51,637)
Net change in unrealized appreciation/(depreciation)	69,162	30,505	466,525	398,534

Increase (decrease) in net assets from operations	95,594	69,456	(24,641)	299,244

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	31,657	104,877	71	52,658
Transfers between Sub-Accounts (including the Fixed Account), net	102,384	(6,429)	(2,693,836)	(22,215)
Withdrawals, surrenders, annuitizations and contract charges	(66,597)	(12,013)	(120,564)	(497,841)

Net accumulation activity	67,444	86,435	(2,814,329)	(467,398)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	67,444	86,435	(2,814,329)	(467,398)

Total increase (decrease) in net assets	163,038	155,891	(2,838,970)	(168,154)
Net assets at beginning of year	792,522	636,631	2,838,970	3,007,124

Net assets at end of year	$955,560	$792,522	$—	$2,838,970

[3]	The activities for this Sub-Account are for the period from January 1, 2024 to April 15, 2024. Refer to Note 1 for details on this closed Sub-Account.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	A98 Sub-Account		AC4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$101,283	$(200,262)	$(195,003)	$(131,403)
Net realized gains (losses)	468,015	(100,505)	769,333	537,429
Net change in unrealized appreciation/(depreciation)	54,350	2,740,474	2,677,182	2,689,094

Increase (decrease) in net assets from operations	623,648	2,439,707	3,251,512	3,095,120

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	190,240	469,877	3,062,218	1,063,836
Transfers between Sub-Accounts (including the Fixed Account), net	273,091	(687,008)	427,052	400,624
Withdrawals, surrenders, annuitizations and contract charges	(3,244,295)	(2,844,843)	(721,980)	(474,112)

Net accumulation activity	(2,780,964)	(3,061,974)	2,767,290	990,348

Annuitization Activity:
Annuitizations	75,223	1,545	—	—
Annuity payments and contract charges	(4,767)	(28,564)	—	—
Adjustments to annuity reserves	(9,415)	16,862	—	—

Net annuitization activity	61,041	(10,157)	—	—

Net increase (decrease) from contract owner transactions	(2,719,923)	(3,072,131)	2,767,290	990,348

Total increase (decrease) in net assets	(2,096,275)	(632,424)	6,018,802	4,085,468
Net assets at beginning of year	19,405,577	20,038,001	12,970,289	8,884,821

Net assets at end of year	$17,309,302	$19,405,577	$18,989,091	$12,970,289

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	A19 Sub-Account		A74 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(61,725)	$(32,281)	$(133,277)	$(104,225)
Net realized gains (losses)	(358,707)	(148,283)	1,542,435	1,716,835
Net change in unrealized appreciation/(depreciation)	1,211,743	575,183	(191,981)	585,588

Increase (decrease) in net assets from operations	791,311	394,619	1,217,177	2,198,198

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,845,664	822,553	87,989	365,571
Transfers between Sub-Accounts (including the Fixed Account), net	689,820	456,068	(109,952)	(395,317)
Withdrawals, surrenders, annuitizations and contract charges	(112,128)	(93,568)	(2,278,078)	(1,342,771)

Net accumulation activity	2,423,356	1,185,053	(2,300,041)	(1,372,517)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(2,099)	(1,851)
Adjustments to annuity reserves	—	—	371	449

Net annuitization activity	—	—	(1,728)	(1,402)

Net increase (decrease) from contract owner transactions	2,423,356	1,185,053	(2,301,769)	(1,373,919)

Total increase (decrease) in net assets	3,214,667	1,579,672	(1,084,592)	824,279
Net assets at beginning of year	3,501,763	1,922,091	15,778,279	14,954,000

Net assets at end of year	$6,716,430	$3,501,763	$14,693,687	$15,778,279

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	AP0 Sub-Account		AQ1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(538,773)	$(339,414)	$(40,566)	$11,155
Net realized gains (losses)	650,955	581,743	1,139,751	703,285
Net change in unrealized appreciation/(depreciation)	13,206,833	9,978,814	3,585,921	2,715,812

Increase (decrease) in net assets from operations	13,319,015	10,221,143	4,685,106	3,430,252

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	13,972,079	5,042,841	7,898,179	2,287,897
Transfers between Sub-Accounts (including the Fixed Account), net	88,746	701,830	644,421	723,890
Withdrawals, surrenders, annuitizations and contract charges	(2,555,693)	(1,242,705)	(1,063,198)	(606,432)

Net accumulation activity	11,505,132	4,501,966	7,479,402	2,405,355

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	11,505,132	4,501,966	7,479,402	2,405,355

Total increase (decrease) in net assets	24,824,147	14,723,109	12,164,508	5,835,607
Net assets at beginning of year	40,344,254	25,621,145	18,612,063	12,776,456

Net assets at end of year	$65,168,401	$40,344,254	$30,776,571	$18,612,063

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	AQ2 Sub-Account		AS3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(3,212)	$(163)	$930,547	$616,660
Net realized gains (losses)	(118,204)	(89,278)	3,225,336	1,866,013
Net change in unrealized appreciation/(depreciation)	90,513	480,482	8,413,099	5,139,085

Increase (decrease) in net assets from operations	(30,903)	391,041	12,568,982	7,621,758

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,674,017	252,954	30,899,262	14,151,608
Transfers between Sub-Accounts (including the Fixed Account), net	692,515	583,746	209,666	5,800,722
Withdrawals, surrenders, annuitizations and contract charges	(169,276)	(78,785)	(4,342,381)	(2,251,545)

Net accumulation activity	2,197,256	757,915	26,766,547	17,700,785

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,197,256	757,915	26,766,547	17,700,785

Total increase (decrease) in net assets	2,166,353	1,148,956	39,335,529	25,322,543
Net assets at beginning of year	3,579,432	2,430,476	74,567,315	49,244,772

Net assets at end of year	$5,745,785	$3,579,432	$113,902,844	$74,567,315

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	AS6 Sub-Account		AQ3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$41,306	$(38,973)	$1,621	$3,128
Net realized gains (losses)	204,485	353,769	(24,202)	(55,458)
Net change in unrealized appreciation/(depreciation)	963,273	1,291,378	147,474	339,553

Increase (decrease) in net assets from operations	1,209,064	1,606,174	124,893	287,223

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,894,797	1,284,795	694,434	235,921
Transfers between Sub-Accounts (including the Fixed Account), net	1,195,933	347,280	162,589	335,657
Withdrawals, surrenders, annuitizations and contract charges	(587,004)	(433,943)	(130,845)	(109,952)

Net accumulation activity	4,503,726	1,198,132	726,178	461,626

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	4,503,726	1,198,132	726,178	461,626

Total increase (decrease) in net assets	5,712,790	2,804,306	851,071	748,849
Net assets at beginning of year	10,151,639	7,347,333	2,596,299	1,847,450

Net assets at end of year	$15,864,429	$10,151,639	$3,447,370	$2,596,299

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	AX1 Sub-Account		B21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$72,699	$30,622	$197,942	$92,661
Net realized gains (losses)	(108,633)	773,164	976,480	(96,337)
Net change in unrealized appreciation/(depreciation)	603,272	113,272	128,959	1,125,852

Increase (decrease) in net assets from operations	567,338	917,058	1,303,381	1,122,176

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,775,670	3,403,307	5,861,424	3,174,506
Transfers between Sub-Accounts (including the Fixed Account), net	381,621	1,180,733	763,845	775,307
Withdrawals, surrenders, annuitizations and contract charges	(498,118)	(238,986)	(552,520)	(247,553)

Net accumulation activity	3,659,173	4,345,054	6,072,749	3,702,260

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	3,659,173	4,345,054	6,072,749	3,702,260

Total increase (decrease) in net assets	4,226,511	5,262,112	7,376,130	4,824,436
Net assets at beginning of year	10,290,052	5,027,940	10,911,667	6,087,231

Net assets at end of year	$14,516,563	$10,290,052	$18,287,797	$10,911,667

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	B19 Sub-Account		B20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(55,400)	$(27,267)	$23,539	$9,699
Net realized gains (losses)	2,756,069	83,559	158,743	70,091
Net change in unrealized appreciation/(depreciation)	(1,578,624)	767,170	(31,047)	71,576

Increase (decrease) in net assets from operations	1,122,045	823,462	151,235	151,366

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,981,083	612,073	177,307	648,912
Transfers between Sub-Accounts (including the Fixed Account), net	890,682	174,966	138,946	171,426
Withdrawals, surrenders, annuitizations and contract charges	(121,075)	(59,026)	(78,648)	(43,568)

Net accumulation activity	3,750,690	728,013	237,605	776,770

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	3,750,690	728,013	237,605	776,770

Total increase (decrease) in net assets	4,872,735	1,551,475	388,840	928,136
Net assets at beginning of year	2,991,267	1,439,792	1,806,755	878,619

Net assets at end of year	$7,864,002	$2,991,267	$2,195,595	$1,806,755

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	B18 Sub-Account		B22 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(600,128)	$2,169,456	$(17,912)	$(9,392)
Net realized gains (losses)	20,540,024	(7,153,098)	163,902	(61,120)
Net change in unrealized appreciation/(depreciation)	(964,924)	33,299,342	212,743	376,837

Increase (decrease) in net assets from operations	18,974,972	28,315,700	358,733	306,325

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,799,386	4,423,718	683,400	317,519
Transfers between Sub-Accounts (including the Fixed Account), net	(3,157,930)	(6,024,789)	43,137	12,623
Withdrawals, surrenders, annuitizations and contract charges	(39,135,437)	(38,797,162)	(69,112)	(24,208)

Net accumulation activity	(38,493,981)	(40,398,233)	657,425	305,934

Annuitization Activity:
Annuitizations	149,776	115,428	—	—
Annuity payments and contract charges	(123,109)	(75,578)	—	—
Adjustments to annuity reserves	2,999	54,265	—	—

Net annuitization activity	29,666	94,115	—	—

Net increase (decrease) from contract owner transactions	(38,464,315)	(40,304,118)	657,425	305,934

Total increase (decrease) in net assets	(19,489,343)	(11,988,418)	1,016,158	612,259
Net assets at beginning of year	275,243,028	287,231,446	1,034,465	422,206

Net assets at end of year	$255,753,685	$275,243,028	$2,050,623	$1,034,465

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	B23 Sub-Account		L33 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$32,547	$17,194	$(24,262)	$(24,831)
Net realized gains (losses)	(10,390)	(16,663)	6,546	(39,320)
Net change in unrealized appreciation/(depreciation)	(19,533)	27,454	272,399	315,965

Increase (decrease) in net assets from operations	2,624	27,985	254,683	251,814

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	407,378	105,071	200,353	212,035
Transfers between Sub-Accounts (including the Fixed Account), net	56,600	115,291	578,991	595,351
Withdrawals, surrenders, annuitizations and contract charges	(30,768)	(29,379)	(130,988)	(64,511)

Net accumulation activity	433,210	190,983	648,356	742,875

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	433,210	190,983	648,356	742,875

Total increase (decrease) in net assets	435,834	218,968	903,039	994,689
Net assets at beginning of year	808,194	589,226	2,609,168	1,614,479

Net assets at end of year	$1,244,028	$808,194	$3,512,207	$2,609,168

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	L34 Sub-Account		L35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(5,807)	$(1,336)	$19	$10,966
Net realized gains (losses)	112,346	13,463	168,987	146,554
Net change in unrealized appreciation/(depreciation)	56,750	72,490	59,878	(12,033)

Increase (decrease) in net assets from operations	163,289	84,617	228,884	145,487

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	181,365	140,488	192,665	228,044
Transfers between Sub-Accounts (including the Fixed Account), net	197,655	138,850	77,475	7,991
Withdrawals, surrenders, annuitizations and contract charges	(64,269)	(12,461)	(54,885)	(24,058)

Net accumulation activity	314,751	266,877	215,255	211,977

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	314,751	266,877	215,255	211,977

Total increase (decrease) in net assets	478,040	351,494	444,139	357,464
Net assets at beginning of year	668,054	316,560	1,371,864	1,014,400

Net assets at end of year	$1,146,094	$668,054	$1,816,003	$1,371,864

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	C71 Sub-Account		C59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(132)	$(474)	$(1,215)	$(1,204)
Net realized gains (losses)	171	(27,395)	56,912	8,185
Net change in unrealized appreciation/(depreciation)	755	35,047	(34,912)	18,722

Increase (decrease) in net assets from operations	794	7,178	20,785	25,703

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	39,757	—
Transfers between Sub-Accounts (including the Fixed Account), net	(110)	55,939	(8,809)	(12,182)
Withdrawals, surrenders, annuitizations and contract charges	(3,801)	(143,332)	(91,795)	(2,229)

Net accumulation activity	(3,911)	(87,393)	(60,847)	(14,411)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(3,911)	(87,393)	(60,847)	(14,411)

Total increase (decrease) in net assets	(3,117)	(80,215)	(40,062)	11,292
Net assets at beginning of year	12,468	92,683	76,940	65,648

Net assets at end of year	$9,351	$12,468	$36,878	$76,940

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	C60 Sub-Account		C89 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(751,328)	$(727,232)	$(2,596)	$(700)
Net realized gains (losses)	10,417,398	9,013,420	2,152	(22)
Net change in unrealized appreciation/(depreciation)	1,740,898	6,447,827	31,232	15,318

Increase (decrease) in net assets from operations	11,406,968	14,734,015	30,788	14,596

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	408,588	707,434	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(5,902,457)	(7,601,700)	86,211	1
Withdrawals, surrenders, annuitizations and contract charges	(6,613,605)	(5,758,360)	—	—

Net accumulation activity	(12,107,474)	(12,652,626)	86,211	1

Annuitization Activity:
Annuitizations	69,422	7,183	—	—
Annuity payments and contract charges	(13,895)	(85,726)	—	—
Adjustments to annuity reserves	(32,026)	56,488	—	—

Net annuitization activity	23,501	(22,055)	—	—

Net increase (decrease) from contract owner transactions	(12,083,973)	(12,674,681)	86,211	1

Total increase (decrease) in net assets	(677,005)	2,059,334	116,999	14,597
Net assets at beginning of year	43,025,241	40,965,907	53,611	39,014

Net assets at end of year	$42,348,236	$43,025,241	$170,610	$53,611

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	C90 Sub-Account		C58 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(237,229)	$(228,128)	$75,278	$1,877
Net realized gains (losses)	2,004,411	2,479,576	143,219	(29,719)
Net change in unrealized appreciation/(depreciation)	674,241	2,001,343	(164,172)	434,970

Increase (decrease) in net assets from operations	2,441,423	4,252,791	54,325	407,128

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	130,486	334,123	53,908	35,561
Transfers between Sub-Accounts (including the Fixed Account), net	(838,946)	(1,751,259)	138,963	(19,724)
Withdrawals, surrenders, annuitizations and contract charges	(1,950,026)	(2,401,923)	(512,320)	(645,326)

Net accumulation activity	(2,658,486)	(3,819,059)	(319,449)	(629,489)

Annuitization Activity:
Annuitizations	11,552	—	—	—
Annuity payments and contract charges	(39,935)	(7,893)	—	—
Adjustments to annuity reserves	628	2,479	—	—

Net annuitization activity	(27,755)	(5,414)	—	—

Net increase (decrease) from contract owner transactions	(2,686,241)	(3,824,473)	(319,449)	(629,489)

Total increase (decrease) in net assets	(244,818)	428,318	(265,124)	(222,361)
Net assets at beginning of year	13,649,174	13,220,856	3,162,906	3,385,267

Net assets at end of year	$13,404,356	$13,649,174	$2,897,782	$3,162,906

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	C91 Sub-Account		C92 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(83,720)	$(70,963)	$(213,646)	$(113,115)
Net realized gains (losses)	87,600	9,757	543,153	(16,818)
Net change in unrealized appreciation/(depreciation)	720,439	320,830	1,645,524	1,824,482

Increase (decrease) in net assets from operations	724,319	259,624	1,975,031	1,694,549

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	179,289	509,608	8,875,371	3,868,036
Transfers between Sub-Accounts (including the Fixed Account), net	146,836	517,553	(2,769,707)	993,747
Withdrawals, surrenders, annuitizations and contract charges	(543,643)	(207,308)	(658,391)	(238,422)

Net accumulation activity	(217,518)	819,853	5,447,273	4,623,361

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(217,518)	819,853	5,447,273	4,623,361

Total increase (decrease) in net assets	506,801	1,079,477	7,422,304	6,317,910
Net assets at beginning of year	6,537,985	5,458,508	13,123,565	6,805,655

Net assets at end of year	$7,044,786	$6,537,985	$20,545,869	$13,123,565

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	FD7 Sub-Account		F24 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$22,503	$(118,601)	$(1,861,995)	$(1,537,922)
Net realized gains (losses)	7,806,006	5,790,591	31,122,237	10,433,646
Net change in unrealized appreciation/(depreciation)	3,634,136	9,642,204	2,093,950	20,325,977

Increase (decrease) in net assets from operations	11,462,645	15,314,194	31,354,192	29,221,701

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,211,343	1,152,390	1,415,799	2,081,930
Transfers between Sub-Accounts (including the Fixed Account), net	1,234,186	(2,928,093)	(15,086,529)	(12,902,330)
Withdrawals, surrenders, annuitizations and contract charges	(14,921,422)	(13,737,131)	(18,006,903)	(15,505,516)

Net accumulation activity	(12,475,893)	(15,512,834)	(31,677,633)	(26,325,916)

Annuitization Activity:
Annuitizations	—	25,692	29,517	6,711
Annuity payments and contract charges	(51,721)	(25,614)	(92,176)	(67,933)
Adjustments to annuity reserves	1,112	270	14,239	12,504

Net annuitization activity	(50,609)	348	(48,420)	(48,718)

Net increase (decrease) from contract owner transactions	(12,526,502)	(15,512,486)	(31,726,053)	(26,374,634)

Total increase (decrease) in net assets	(1,063,857)	(198,292)	(371,861)	2,847,067
Net assets at beginning of year	87,015,206	87,213,498	108,149,079	105,302,012

Net assets at end of year	$85,951,349	$87,015,206	$107,777,218	$108,149,079

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	F88 Sub-Account		FB9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$16,830	$27,307	$77,921	$117,164
Net realized gains (losses)	(52,098)	76,424	101,973	(32,217)
Net change in unrealized appreciation/(depreciation)	87,379	(7,244)	125,301	513,656

Increase (decrease) in net assets from operations	52,111	96,487	305,195	598,603

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,153	1,625	8,020	327,847
Transfers between Sub-Accounts (including the Fixed Account), net	79,974	(3,357)	106,292	(19,560)
Withdrawals, surrenders, annuitizations and contract charges	(382,639)	(108,825)	(1,010,781)	(1,309,956)

Net accumulation activity	(296,512)	(110,557)	(896,469)	(1,001,669)

Annuitization Activity:
Annuitizations	—	—	—	16,209
Annuity payments and contract charges	—	—	(15,631)	(1,794)
Adjustments to annuity reserves	—	—	(199)	(167)

Net annuitization activity	—	—	(15,830)	14,248

Net increase (decrease) from contract owner transactions	(296,512)	(110,557)	(912,299)	(987,421)

Total increase (decrease) in net assets	(244,401)	(14,070)	(607,104)	(388,818)
Net assets at beginning of year	1,392,621	1,406,691	6,957,923	7,346,741

Net assets at end of year	$1,148,220	$1,392,621	$6,350,819	$6,957,923

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	F15 Sub-Account		F41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$93,303	$163,212	$(723,244)	$(707,084)
Net realized gains (losses)	292,179	(80,650)	11,104,517	2,407,479
Net change in unrealized appreciation/(depreciation)	279,254	1,161,825	(2,515,984)	4,867,610

Increase (decrease) in net assets from operations	664,736	1,244,387	7,865,289	6,568,005

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	33,222	232,318	813,850	885,132
Transfers between Sub-Accounts (including the Fixed Account), net	(118,027)	43,024	(4,318,953)	(741,012)
Withdrawals, surrenders, annuitizations and contract charges	(2,806,429)	(2,754,785)	(8,630,852)	(7,905,295)

Net accumulation activity	(2,891,234)	(2,479,443)	(12,135,955)	(7,761,175)

Annuitization Activity:
Annuitizations	55,084	—	45,004	45,215
Annuity payments and contract charges	(11,770)	—	(52,198)	(39,301)
Adjustments to annuity reserves	(6)	—	(4,359)	79,633

Net annuitization activity	43,308	—	(11,553)	85,547

Net increase (decrease) from contract owner transactions	(2,847,926)	(2,479,443)	(12,147,508)	(7,675,628)

Total increase (decrease) in net assets	(2,183,190)	(1,235,056)	(4,282,219)	(1,107,623)
Net assets at beginning of year	12,251,931	13,486,987	54,432,984	55,540,607

Net assets at end of year	$10,068,741	$12,251,931	$50,150,765	$54,432,984

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	FE3 Sub-Account		F17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(14,853)	$(2,521,397)	$(9,943)	$(2,578)
Net realized gains (losses)	(1,971,940)	8,375,079	144,387	(11,514)
Net change in unrealized appreciation/(depreciation)	8,831,985	6,551,123	37,944	136,584

Increase (decrease) in net assets from operations	6,845,192	12,404,805	172,388	122,492

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,982,042	2,931,696	160,934	467,489
Transfers between Sub-Accounts (including the Fixed Account), net	2,124,500	670,391	82,045	221,580
Withdrawals, surrenders, annuitizations and contract charges	(22,483,371)	(22,490,593)	(47,130)	(45,557)

Net accumulation activity	(18,376,829)	(18,888,506)	195,849	643,512

Annuitization Activity:
Annuitizations	42,829	38,576	—	—
Annuity payments and contract charges	(42,545)	(31,508)	—	—
Adjustments to annuity reserves	656	68,026	—	—

Net annuitization activity	940	75,094	—	—

Net increase (decrease) from contract owner transactions	(18,375,889)	(18,813,412)	195,849	643,512

Total increase (decrease) in net assets	(11,530,697)	(6,408,607)	368,237	766,004
Net assets at beginning of year	152,131,312	158,539,919	1,891,115	1,125,111

Net assets at end of year	$140,600,615	$152,131,312	$2,259,352	$1,891,115

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	F18 Sub-Account		F19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$2,656	$(2,213)	$120,326	$82,147
Net realized gains (losses)	13,632	(13,058)	(48,848)	40,984
Net change in unrealized appreciation/(depreciation)	(15,911)	82,626	359,466	501,192

Increase (decrease) in net assets from operations	377	67,355	430,944	624,323

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	82,480	81,691	2,152,701	1,405,207
Transfers between Sub-Accounts (including the Fixed Account), net	138,722	202,450	335,742	856,198
Withdrawals, surrenders, annuitizations and contract charges	(79,159)	(8,589)	(814,549)	(301,013)

Net accumulation activity	142,043	275,552	1,673,894	1,960,392

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	142,043	275,552	1,673,894	1,960,392

Total increase (decrease) in net assets	142,420	342,907	2,104,838	2,584,715
Net assets at beginning of year	627,681	284,774	7,774,077	5,189,362

Net assets at end of year	$770,101	$627,681	$9,878,915	$7,774,077

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	T21 Sub-Account		S23 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$299,283	$46,839	$16,852	$2,686
Net realized gains (losses)	(82,455)	(385,601)	(904)	(8,253)
Net change in unrealized appreciation/(depreciation)	583,944	1,800,071	22,221	51,771

Increase (decrease) in net assets from operations	800,772	1,461,309	38,169	46,204

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	209,491	268,803	79,076	83,208
Transfers between Sub-Accounts (including the Fixed Account), net	(140,418)	234,264	21,459	76,503
Withdrawals, surrenders, annuitizations and contract charges	(2,152,163)	(2,127,583)	(9,241)	(6,740)

Net accumulation activity	(2,083,090)	(1,624,516)	91,294	152,971

Annuitization Activity:
Annuitizations	3,054	13,806	—	—
Annuity payments and contract charges	(3,810)	(6,484)	—	—
Adjustments to annuity reserves	(985)	(795)	—	—

Net annuitization activity	(1,741)	6,527	—	—

Net increase (decrease) from contract owner transactions	(2,084,831)	(1,617,989)	91,294	152,971

Total increase (decrease) in net assets	(1,284,059)	(156,680)	129,463	199,175
Net assets at beginning of year	14,153,806	14,310,486	546,534	347,359

Net assets at end of year	$12,869,747	$14,153,806	$675,997	$546,534

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	T20 Sub-Account		FE6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$310,056	$780,324	$70,205	$(31,935)
Net realized gains (losses)	1,028,003	(773,189)	(970,424)	(969,057)
Net change in unrealized appreciation/(depreciation)	(2,569,552)	9,120,068	2,157,657	3,124,111

Increase (decrease) in net assets from operations	(1,231,493)	9,127,203	1,257,438	2,123,119

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,459,484	1,231,986	290,734	246,762
Transfers between Sub-Accounts (including the Fixed Account), net	3,433,357	(2,620,848)	(46,431)	(18,999)
Withdrawals, surrenders, annuitizations and contract charges	(9,567,464)	(8,540,982)	(2,810,829)	(2,231,247)

Net accumulation activity	(4,674,623)	(9,929,844)	(2,566,526)	(2,003,484)

Annuitization Activity:
Annuitizations	21,528	32,361	—	—
Annuity payments and contract charges	(64,449)	(68,702)	—	—
Adjustments to annuity reserves	1,100	(892)	—	—

Net annuitization activity	(41,821)	(37,233)	—	—

Net increase (decrease) from contract owner transactions	(4,716,444)	(9,967,077)	(2,566,526)	(2,003,484)

Total increase (decrease) in net assets	(5,947,937)	(839,874)	(1,309,088)	119,635
Net assets at beginning of year	52,576,034	53,415,908	17,785,635	17,666,000

Net assets at end of year	$46,628,097	$52,576,034	$16,476,547	$17,785,635

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	S18 Sub-Account		T59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$14,125	$2,171	$(31,273)	$(34,114)
Net realized gains (losses)	(24,841)	8,650	(73,253)	(96,047)
Net change in unrealized appreciation/(depreciation)	164,126	178,664	(128,577)	146,650

Increase (decrease) in net assets from operations	153,410	189,485	(233,103)	16,489

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	928,831	578,584	20,740	39,233
Transfers between Sub-Accounts (including the Fixed Account), net	(24,094)	331,242	258,097	56,731
Withdrawals, surrenders, annuitizations and contract charges	(91,417)	(49,265)	(285,956)	(313,032)

Net accumulation activity	813,320	860,561	(7,119)	(217,068)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(238)	(251)
Adjustments to annuity reserves	—	—	(50)	24

Net annuitization activity	—	—	(288)	(227)

Net increase (decrease) from contract owner transactions	813,320	860,561	(7,407)	(217,295)

Total increase (decrease) in net assets	966,730	1,050,046	(240,510)	(200,806)
Net assets at beginning of year	2,005,729	955,683	1,857,178	2,057,984

Net assets at end of year	$2,972,459	$2,005,729	$1,616,668	$1,857,178

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	F56 Sub-Account		F59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(75,996)	$168,977	$1,270,757	$1,300,892
Net realized gains (losses)	336,559	(268,505)	(406,776)	1,963,308
Net change in unrealized appreciation/(depreciation)	117,134	1,883,612	1,056,361	(837,288)

Increase (decrease) in net assets from operations	377,697	1,784,084	1,920,342	2,426,912

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	156,629	302,444	736,122	419,416
Transfers between Sub-Accounts (including the Fixed Account), net	194,126	(579,570)	(153,984)	774,046
Withdrawals, surrenders, annuitizations and contract charges	(1,506,574)	(1,505,731)	(5,714,072)	(5,195,611)

Net accumulation activity	(1,155,819)	(1,782,857)	(5,131,934)	(4,002,149)

Annuitization Activity:
Annuitizations	—	—	57,376	37,910
Annuity payments and contract charges	(9,084)	(11,734)	(90,269)	(16,286)
Adjustments to annuity reserves	1,008	(4,571)	(1,323)	(450)

Net annuitization activity	(8,076)	(16,305)	(34,216)	21,174

Net increase (decrease) from contract owner transactions	(1,163,895)	(1,799,162)	(5,166,150)	(3,980,975)

Total increase (decrease) in net assets	(786,198)	(15,078)	(3,245,808)	(1,554,063)
Net assets at beginning of year	10,273,421	10,288,499	36,915,056	38,469,119

Net assets at end of year	$9,487,223	$10,273,421	$33,669,248	$36,915,056

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	FF0 Sub-Account		F54 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$859,336	$503,274	$232,299	$149,504
Net realized gains (losses)	(64,442)	758,659	161,559	2,622,566
Net change in unrealized appreciation/(depreciation)	474,557	(204,695)	7,888,292	6,978,760

Increase (decrease) in net assets from operations	1,269,451	1,057,238	8,282,150	9,750,830

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	7,320,945	5,363,545	1,194,497	2,494,256
Transfers between Sub-Accounts (including the Fixed Account), net	727,525	2,293,672	(159,306)	771,949
Withdrawals, surrenders, annuitizations and contract charges	(1,487,118)	(766,901)	(14,465,801)	(13,945,874)

Net accumulation activity	6,561,352	6,890,316	(13,430,610)	(10,679,669)

Annuitization Activity:
Annuitizations	—	—	51,451	4,399
Annuity payments and contract charges	—	—	(36,144)	(17,146)
Adjustments to annuity reserves	—	—	1,610	273

Net annuitization activity	—	—	16,917	(12,474)

Net increase (decrease) from contract owner transactions	6,561,352	6,890,316	(13,413,693)	(10,692,143)

Total increase (decrease) in net assets	7,830,803	7,947,554	(5,131,543)	(941,313)
Net assets at beginning of year	18,684,259	10,736,705	89,410,504	90,351,817

Net assets at end of year	$26,515,062	$18,684,259	$84,278,961	$89,410,504

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	FG8 Sub-Account		S21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$8,286	$6,250	$(11,592)	$(11,762)
Net realized gains (losses)	23,254	58,499	109,624	319,449
Net change in unrealized appreciation/(depreciation)	77,762	36,372	317,465	33,558

Increase (decrease) in net assets from operations	109,302	101,121	415,497	341,245

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	172,409	370,734	991,634	772,268
Transfers between Sub-Accounts (including the Fixed Account), net	22,098	29,550	(4,055)	582,669
Withdrawals, surrenders, annuitizations and contract charges	(86,160)	(38,525)	(244,886)	(81,254)

Net accumulation activity	108,347	361,759	742,693	1,273,683

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	108,347	361,759	742,693	1,273,683

Total increase (decrease) in net assets	217,649	462,880	1,158,190	1,614,928
Net assets at beginning of year	1,077,220	614,340	4,130,834	2,515,906

Net assets at end of year	$1,294,869	$1,077,220	$5,289,024	$4,130,834

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	F53 Sub-Account		FJ9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(109,602)	$(178,637)	$(10,358)	$(13,060)
Net realized gains (losses)	1,276,846	1,324,510	39,719	70,754
Net change in unrealized appreciation/(depreciation)	278,659	434,990	191,637	142,714

Increase (decrease) in net assets from operations	1,445,903	1,580,863	220,998	200,408

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	251,017	262,487	885,264	709,635
Transfers between Sub-Accounts (including the Fixed Account), net	(339,984)	(431,963)	41,559	110,488
Withdrawals, surrenders, annuitizations and contract charges	(2,526,781)	(2,303,588)	(113,789)	(60,974)

Net accumulation activity	(2,615,748)	(2,473,064)	813,034	759,149

Annuitization Activity:
Annuitizations	—	7,077	—	—
Annuity payments and contract charges	(1,788)	(4,351)	—	—
Adjustments to annuity reserves	96	324	—	—

Net annuitization activity	(1,692)	3,050	—	—

Net increase (decrease) from contract owner transactions	(2,617,440)	(2,470,014)	813,034	759,149

Total increase (decrease) in net assets	(1,171,537)	(889,151)	1,034,032	959,557
Net assets at beginning of year	15,346,683	16,235,834	2,121,744	1,162,187

Net assets at end of year	$14,175,146	$15,346,683	$3,155,776	$2,121,744

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	T28 Sub-Account		FJ0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$194,601	$201,940	$1,541	$1,569
Net realized gains (losses)	(256,720)	(324,249)	(2,009)	(1,483)
Net change in unrealized appreciation/(depreciation)	220,952	576,027	1,928	3,486

Increase (decrease) in net assets from operations	158,833	453,718	1,460	3,572

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	195,181	150,740	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	159,329	50,339	1,302	854
Withdrawals, surrenders, annuitizations and contract charges	(1,370,062)	(1,232,839)	(14,728)	(4,307)

Net accumulation activity	(1,015,552)	(1,031,760)	(13,426)	(3,453)

Annuitization Activity:
Annuitizations	69,319	—	—	—
Annuity payments and contract charges	(21,170)	(51,498)	—	—
Adjustments to annuity reserves	(844)	5,319	—	—

Net annuitization activity	47,305	(46,179)	—	—

Net increase (decrease) from contract owner transactions	(968,247)	(1,077,939)	(13,426)	(3,453)

Total increase (decrease) in net assets	(809,414)	(624,221)	(11,966)	119
Net assets at beginning of year	7,154,255	7,778,476	60,317	60,198

Net assets at end of year	$6,344,841	$7,154,255	$48,351	$60,317

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	G03 Sub-Account		V35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(23,105)	$(18,547)	$(30,927)	$(42,451)
Net realized gains (losses)	406,189	(72,897)	258,909	877,937
Net change in unrealized appreciation/(depreciation)	302,676	594,276	557,786	(442,115)

Increase (decrease) in net assets from operations	685,760	502,832	785,768	393,371

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	41,738	20,457	26,466	69,094
Transfers between Sub-Accounts (including the Fixed Account), net	(28,575)	(4,950)	(129,282)	(229,375)
Withdrawals, surrenders, annuitizations and contract charges	(227,584)	(102,979)	(361,792)	(605,958)

Net accumulation activity	(214,421)	(87,472)	(464,608)	(766,239)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(644)	(70,445)
Adjustments to annuity reserves	—	—	241	7,666

Net annuitization activity	—	—	(403)	(62,779)

Net increase (decrease) from contract owner transactions	(214,421)	(87,472)	(465,011)	(829,018)

Total increase (decrease) in net assets	471,339	415,360	320,757	(435,647)
Net assets at beginning of year	2,728,599	2,313,239	3,051,112	3,486,759

Net assets at end of year	$3,199,938	$2,728,599	$3,371,869	$3,051,112

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	V13 Sub-Account		AB3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(41,497)	$(40,368)	$48,938	$16,524
Net realized gains (losses)	3,111,621	3,210,771	(9,931)	(47,212)
Net change in unrealized appreciation/(depreciation)	(935,836)	(1,403,869)	(24,203)	86,339

Increase (decrease) in net assets from operations	2,134,288	1,766,534	14,804	55,651

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	293,132	250,545	633,399	143,031
Transfers between Sub-Accounts (including the Fixed Account), net	(31,206)	(1,021,760)	164,435	81,381
Withdrawals, surrenders, annuitizations and contract charges	(3,692,399)	(2,699,372)	(60,649)	(94,036)

Net accumulation activity	(3,430,473)	(3,470,587)	737,185	130,376

Annuitization Activity:
Annuitizations	—	18,787	—	—
Annuity payments and contract charges	(26,543)	(29,910)	—	—
Adjustments to annuity reserves	(810)	(464)	—	—

Net annuitization activity	(27,353)	(11,587)	—	—

Net increase (decrease) from contract owner transactions	(3,457,826)	(3,482,174)	737,185	130,376

Total increase (decrease) in net assets	(1,323,538)	(1,715,640)	751,989	186,027
Net assets at beginning of year	17,539,209	19,254,849	1,354,997	1,168,970

Net assets at end of year	$16,215,671	$17,539,209	$2,106,986	$1,354,997

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	V11 Sub-Account		AC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$202,902	$203,670	$(1,941)	$(26,434)
Net realized gains (losses)	3,271,862	2,789,193	8,095	(83,311)
Net change in unrealized appreciation/(depreciation)	6,654,145	4,322,274	(25,197)	348,005

Increase (decrease) in net assets from operations	10,128,909	7,315,137	(19,043)	238,260

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	13,105,240	6,199,878	53,114	24,323
Transfers between Sub-Accounts (including the Fixed Account), net	10,163,656	1,969,237	91,174	(94,728)
Withdrawals, surrenders, annuitizations and contract charges	(11,253,928)	(9,936,220)	(218,929)	(376,606)

Net accumulation activity	12,014,968	(1,767,105)	(74,641)	(447,011)

Annuitization Activity:
Annuitizations	18,092	—	—	—
Annuity payments and contract charges	(42,008)	(40,303)	(323)	(2,004)
Adjustments to annuity reserves	14,515	11,649	(1)	—

Net annuitization activity	(9,401)	(28,654)	(324)	(2,004)

Net increase (decrease) from contract owner transactions	12,005,567	(1,795,759)	(74,965)	(449,015)

Total increase (decrease) in net assets	22,134,476	5,519,378	(94,008)	(210,755)
Net assets at beginning of year	90,226,162	84,706,784	1,470,396	1,681,151

Net assets at end of year	$112,360,638	$90,226,162	$1,376,388	$1,470,396

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	V17 Sub-Account		V19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(50,772)	$(29,906)	$4,922	$6,931
Net realized gains (losses)	(133,872)	(139,896)	27,166	57,940
Net change in unrealized appreciation/(depreciation)	986,189	463,459	77,098	7,066

Increase (decrease) in net assets from operations	801,545	293,657	109,186	71,937

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	535,503	1,131,935	14,406	380,841
Transfers between Sub-Accounts (including the Fixed Account), net	372,707	179,116	(11,632)	(25,894)
Withdrawals, surrenders, annuitizations and contract charges	(107,653)	(68,144)	(30,014)	(18,916)

Net accumulation activity	800,557	1,242,907	(27,240)	336,031

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	800,557	1,242,907	(27,240)	336,031

Total increase (decrease) in net assets	1,602,102	1,536,564	81,946	407,968
Net assets at beginning of year	3,325,303	1,788,739	969,630	561,662

Net assets at end of year	$4,927,405	$3,325,303	$1,051,576	$969,630

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	V20 Sub-Account
	December 31,	December 31,
	2024	2023
Operations:
Net investment income (loss)	$32,178	$9,249
Net realized gains (losses)	207,315	492,018
Net change in unrealized appreciation/(depreciation)	574,519	230,604

Increase (decrease) in net assets from operations	814,012	731,871

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,342,879	2,035,059
Transfers between Sub-Accounts (including the Fixed Account), net	20,771	447,883
Withdrawals, surrenders, annuitizations and contract charges	(339,544)	(145,749)

Net accumulation activity	2,024,106	2,337,193

Annuitization Activity:
Annuitizations	—	—
Annuity payments and contract charges	—	—
Adjustments to annuity reserves	—	—

Net annuitization activity	—	—

Net increase (decrease) from contract owner transactions	2,024,106	2,337,193

Total increase (decrease) in net assets	2,838,118	3,069,064
Net assets at beginning of year	7,411,406	4,342,342

Net assets at end of year	$10,249,524	$7,411,406

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MV1 Sub-Account
	December 31,	December 31,
	2024	2023
Operations:
Net investment income (loss)	$719,347	$477,776
Net realized gains (losses)	57,627	(116,845)
Net change in unrealized appreciation/(depreciation)	11,547,016	7,664,403

Increase (decrease) in net assets from operations	12,323,990	8,025,334

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	32,791,783	22,209,567
Transfers between Sub-Accounts (including the Fixed Account), net	3,432,603	8,032,829
Withdrawals, surrenders, annuitizations and contract charges	(3,138,774)	(1,650,383)

Net accumulation activity	33,085,612	28,592,013

Annuitization Activity:
Annuitizations	—	—
Annuity payments and contract charges	—	—
Adjustments to annuity reserves	—	—

Net annuitization activity	—	—

Net increase (decrease) from contract owner transactions	33,085,612	28,592,013

Total increase (decrease) in net assets	45,409,602	36,617,347
Net assets at beginning of year	80,142,473	43,525,126

Net assets at end of year	$125,552,075	$80,142,473

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MV2 Sub-Account		MV3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(23,806)	$(22,665)	$(108,332)	$(56,345)
Net realized gains (losses)	147,240	112,798	(2,427)	(199,926)
Net change in unrealized appreciation/(depreciation)	358,046	251,686	2,264,495	2,124,482

Increase (decrease) in net assets from operations	481,480	341,819	2,153,736	1,868,211

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,657,919	597,756	2,039,782	946,974
Transfers between Sub-Accounts (including the Fixed Account), net	563,647	541,397	677,731	1,027,090
Withdrawals, surrenders, annuitizations and contract charges	(160,930)	(78,704)	(241,997)	(281,070)

Net accumulation activity	2,060,636	1,060,449	2,475,516	1,692,994

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,060,636	1,060,449	2,475,516	1,692,994

Total increase (decrease) in net assets	2,542,116	1,402,268	4,629,252	3,561,205
Net assets at beginning of year	2,883,506	1,481,238	6,542,272	2,981,067

Net assets at end of year	$5,425,622	$2,883,506	$11,171,524	$6,542,272

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MV4 Sub-Account		J88 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(4,904)	$(1,756)	$760,797	$507,323
Net realized gains (losses)	68,961	19,640	(867,024)	(682,505)
Net change in unrealized appreciation/(depreciation)	80,417	90,141	114,383	1,373,720

Increase (decrease) in net assets from operations	144,474	108,025	8,156	1,198,538

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	261,603	216,315	218,932	190,542
Transfers between Sub-Accounts (including the Fixed Account), net	6,261	181,808	3,031,099	4,803,070
Withdrawals, surrenders, annuitizations and contract charges	(93,341)	(41,829)	(5,035,585)	(4,254,421)

Net accumulation activity	174,523	356,294	(1,785,554)	739,191

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	174,523	356,294	(1,785,554)	739,191

Total increase (decrease) in net assets	318,997	464,319	(1,777,398)	1,937,729
Net assets at beginning of year	1,301,129	836,810	32,112,116	30,174,387

Net assets at end of year	$1,620,126	$1,301,129	$30,334,718	$32,112,116

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	JF1 Sub-Account[4]		JF0 Sub-Account[4]
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$—	$(2,699)	$—	$(3,208)
Net realized gains (losses)	—	(22,547)	—	(91,174)
Net change in unrealized appreciation/(depreciation)	—	63,139	—	127,012

Increase (decrease) in net assets from operations	—	37,893	—	32,630

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	169,049	—	20,000
Transfers between Sub-Accounts (including the Fixed Account), net	—	(931,450)	—	(924,021)
Withdrawals, surrenders, annuitizations and contract charges	—	(6,593)	—	(13,554)

Net accumulation activity	—	(768,994)	—	(917,575)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	—	(768,994)	—	(917,575)

Total increase (decrease) in net assets	—	(731,101)	—	(884,945)
Net assets at beginning of year	—	731,101	—	884,945

Net assets at end of year	$—	$—	$—	$—

[4]	The activities for this Sub-Account are for the period from January 1, 2023 to April 25, 2023. Refer to Note 11 for details on Sub-Accounts closed in prior years.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	J94 Sub-Account		L11 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(173,396)	$(44,957)	$324,714	$625,281
Net realized gains (losses)	1,544,930	926,471	482,141	(336,836)
Net change in unrealized appreciation/(depreciation)	1,218,823	1,675,372	366,826	3,612,044

Increase (decrease) in net assets from operations	2,590,357	2,556,886	1,173,681	3,900,489

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	199,935	15,929	307,660	310,626
Transfers between Sub-Accounts (including the Fixed Account), net	1,516,550	494,557	(481,558)	(1,525,049)
Withdrawals, surrenders, annuitizations and contract charges	(2,940,625)	(1,492,087)	(3,166,298)	(2,921,745)

Net accumulation activity	(1,224,140)	(981,601)	(3,340,196)	(4,136,168)

Annuitization Activity:
Annuitizations	—	—	13,232	—
Annuity payments and contract charges	—	—	(7,882)	(10,938)
Adjustments to annuity reserves	—	—	(2,787)	6,530

Net annuitization activity	—	—	2,563	(4,408)

Net increase (decrease) from contract owner transactions	(1,224,140)	(981,601)	(3,337,633)	(4,140,576)

Total increase (decrease) in net assets	1,366,217	1,575,285	(2,163,952)	(240,087)
Net assets at beginning of year	12,523,127	10,947,842	20,868,196	21,108,283

Net assets at end of year	$13,889,344	$12,523,127	$18,704,244	$20,868,196

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	L42 Sub-Account		L16 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(4,776)	$(3,996)	$234,832	$168,986
Net realized gains (losses)	(1,975)	12,549	(100,399)	(54,405)
Net change in unrealized appreciation/(depreciation)	33,818	21,721	123,286	83,140

Increase (decrease) in net assets from operations	27,067	30,274	257,719	197,721

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	20,912	1,000	438,652	161,339
Transfers between Sub-Accounts (including the Fixed Account), net	15,606	25,514	866,455	968,860
Withdrawals, surrenders, annuitizations and contract charges	(12,425)	(14,969)	(444,851)	(135,813)

Net accumulation activity	24,093	11,545	860,256	994,386

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	24,093	11,545	860,256	994,386

Total increase (decrease) in net assets	51,160	41,819	1,117,975	1,192,107
Net assets at beginning of year	355,060	313,241	4,287,250	3,095,143

Net assets at end of year	$406,220	$355,060	$5,405,225	$4,287,250

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	L18 Sub-Account		L17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(262,537)	$(257,082)	$(243,753)	$(273,531)
Net realized gains (losses)	(2,154,448)	(1,168,030)	2,394,688	620,610
Net change in unrealized appreciation/(depreciation)	6,362,911	2,700,330	1,104,125	2,494,209

Increase (decrease) in net assets from operations	3,945,926	1,275,218	3,255,060	2,841,288

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	434,516	286,328	305,606	183,234
Transfers between Sub-Accounts (including the Fixed Account), net	(2,586,799)	436,580	(1,296,316)	(707,358)
Withdrawals, surrenders, annuitizations and contract charges	(2,688,177)	(2,109,303)	(3,671,729)	(3,180,708)

Net accumulation activity	(4,840,460)	(1,386,395)	(4,662,439)	(3,704,832)

Annuitization Activity:
Annuitizations	26,347	4,755	10,976	6,534
Annuity payments and contract charges	(10,341)	(4,014)	(14,199)	(5,168)
Adjustments to annuity reserves	(27)	357	(463)	46

Net annuitization activity	15,979	1,098	(3,686)	1,412

Net increase (decrease) from contract owner transactions	(4,824,481)	(1,385,297)	(4,666,125)	(3,703,420)

Total increase (decrease) in net assets	(878,555)	(110,079)	(1,411,065)	(862,132)
Net assets at beginning of year	14,898,825	15,008,904	23,522,191	24,384,323

Net assets at end of year	$14,020,270	$14,898,825	$22,111,126	$23,522,191

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	L19 Sub-Account		M07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$63,851	$55,428	$2,461,260	$1,504,594
Net realized gains (losses)	(7,886)	(12,091)	12,533,202	9,415,724
Net change in unrealized appreciation/(depreciation)	13,090	11,628	(679,751)	9,109,391

Increase (decrease) in net assets from operations	69,055	54,965	14,314,711	20,029,709

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	171,595	319,798	4,850,388	5,999,240
Transfers between Sub-Accounts (including the Fixed Account), net	143,338	137,330	29,639	(258,007)
Withdrawals, surrenders, annuitizations and contract charges	(90,346)	(71,595)	(37,099,952)	(35,942,206)

Net accumulation activity	224,587	385,533	(32,219,925)	(30,200,973)

Annuitization Activity:
Annuitizations	—	—	221,756	1,470,406
Annuity payments and contract charges	—	—	(776,364)	(756,451)
Adjustments to annuity reserves	—	—	68,660	(193,215)

Net annuitization activity	—	—	(485,948)	520,740

Net increase (decrease) from contract owner transactions	224,587	385,533	(32,705,873)	(29,680,233)

Total increase (decrease) in net assets	293,642	440,498	(18,391,162)	(9,650,524)
Net assets at beginning of year	1,632,442	1,191,944	235,205,012	244,855,536

Net assets at end of year	$1,926,084	$1,632,442	$216,813,850	$235,205,012

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M35 Sub-Account		M31 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$1,295,182	$369,702	$(2,143,775)	$(1,801,582)
Net realized gains (losses)	10,165,669	7,701,463	22,029,747	15,360,140
Net change in unrealized appreciation/(depreciation)	(184,508)	8,002,742	18,299,429	23,118,631

Increase (decrease) in net assets from operations	11,276,343	16,073,907	38,185,401	36,677,189

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,206,186	3,857,327	2,751,982	2,193,633
Transfers between Sub-Accounts (including the Fixed Account), net	(2,026,127)	271,062	(2,869,516)	(2,058,045)
Withdrawals, surrenders, annuitizations and contract charges	(27,681,257)	(32,340,508)	(21,849,073)	(14,367,732)

Net accumulation activity	(23,501,198)	(28,212,119)	(21,966,607)	(14,232,144)

Annuitization Activity:
Annuitizations	264,990	75,279	173,738	167,205
Annuity payments and contract charges	(98,594)	(195,664)	(472,768)	(753,543)
Adjustments to annuity reserves	111,326	(158,899)	(330,073)	547,070

Net annuitization activity	277,722	(279,284)	(629,103)	(39,268)

Net increase (decrease) from contract owner transactions	(23,223,476)	(28,491,403)	(22,595,710)	(14,271,412)

Total increase (decrease) in net assets	(11,947,133)	(12,417,496)	15,589,691	22,405,777
Net assets at beginning of year	199,351,185	211,768,681	136,834,471	114,428,694

Net assets at end of year	$187,404,052	$199,351,185	$152,424,162	$136,834,471

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M80 Sub-Account		M10 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(370,670)	$(310,765)	$(1,748)	$(1,087)
Net realized gains (losses)	2,409,985	1,352,862	16,373	8,353
Net change in unrealized appreciation/(depreciation)	3,888,973	4,474,225	21,045	17,960

Increase (decrease) in net assets from operations	5,928,288	5,516,322	35,670	25,226

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,072,925	686,510	15,000	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,365,377)	197,699	44,290	60,050
Withdrawals, surrenders, annuitizations and contract charges	(3,045,683)	(2,429,710)	(3,666)	(2,832)

Net accumulation activity	(3,338,135)	(1,545,501)	55,624	57,218

Annuitization Activity:
Annuitizations	14,462	27,641	—	—
Annuity payments and contract charges	(20,896)	(16,135)	—	—
Adjustments to annuity reserves	51,457	(28,028)	—	—

Net annuitization activity	45,023	(16,522)	—	—

Net increase (decrease) from contract owner transactions	(3,293,112)	(1,562,023)	55,624	57,218

Total increase (decrease) in net assets	2,635,176	3,954,299	91,294	82,444
Net assets at beginning of year	21,386,985	17,432,686	191,575	109,131

Net assets at end of year	$24,022,161	$21,386,985	$282,869	$191,575

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MF1 Sub-Account		M41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(265,674)	$(253,714)	$(419,474)	$(387,222)
Net realized gains (losses)	900,435	(407,214)	624,156	(936,408)
Net change in unrealized appreciation/(depreciation)	1,626,033	3,811,072	3,045,718	5,579,283

Increase (decrease) in net assets from operations	2,260,794	3,150,144	3,250,400	4,255,653

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	551,891	251,409	2,511,281	932,088
Transfers between Sub-Accounts (including the Fixed Account), net	350,759	16,257	(840,901)	(205,735)
Withdrawals, surrenders, annuitizations and contract charges	(3,828,544)	(2,065,012)	(3,366,537)	(2,978,580)

Net accumulation activity	(2,925,894)	(1,797,346)	(1,696,157)	(2,252,227)

Annuitization Activity:
Annuitizations	22,641	30,920	29,517	3,047
Annuity payments and contract charges	(32,912)	(97,228)	(10,968)	(35,193)
Adjustments to annuity reserves	5,971	(1,271)	(10,174)	17,096

Net annuitization activity	(4,300)	(67,579)	8,375	(15,050)

Net increase (decrease) from contract owner transactions	(2,930,194)	(1,864,925)	(1,687,782)	(2,267,277)

Total increase (decrease) in net assets	(669,400)	1,285,219	1,562,618	1,988,376
Net assets at beginning of year	18,302,362	17,017,143	25,349,555	23,361,179

Net assets at end of year	$17,632,962	$18,302,362	$26,912,173	$25,349,555

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M05 Sub-Account		M42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(490,962)	$(507,417)	$(467,592)	$(471,072)
Net realized gains (losses)	(3,234,217)	(3,343,579)	(6,085,726)	(4,360,331)
Net change in unrealized appreciation/(depreciation)	5,474,638	8,052,943	8,041,093	8,287,767

Increase (decrease) in net assets from operations	1,749,459	4,201,947	1,487,775	3,456,364

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	934,812	607,110	655,764	733,924
Transfers between Sub-Accounts (including the Fixed Account), net	(95,779)	(4,018)	(437,353)	815,288
Withdrawals, surrenders, annuitizations and contract charges	(6,481,052)	(4,258,097)	(5,063,800)	(4,062,586)

Net accumulation activity	(5,642,019)	(3,655,005)	(4,845,389)	(2,513,374)

Annuitization Activity:
Annuitizations	188,276	31,328	20,842	8,328
Annuity payments and contract charges	(50,640)	(39,085)	(23,716)	(14,696)
Adjustments to annuity reserves	10,792	(1,183)	(623)	(582)

Net annuitization activity	148,428	(8,940)	(3,497)	(6,950)

Net increase (decrease) from contract owner transactions	(5,493,591)	(3,663,945)	(4,848,886)	(2,520,324)

Total increase (decrease) in net assets	(3,744,132)	538,002	(3,361,111)	936,040
Net assets at beginning of year	35,515,514	34,977,512	30,058,199	29,122,159

Net assets at end of year	$31,771,382	$35,515,514	$26,697,088	$30,058,199

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M89 Sub-Account		M82 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$6,802,983	$4,052,960	$(1,148,047)	$(1,230,616)
Net realized gains (losses)	(7,028,739)	(8,427,640)	9,159,284	6,169,932
Net change in unrealized appreciation/(depreciation)	2,358,869	19,642,012	5,624,261	10,895,518

Increase (decrease) in net assets from operations	2,133,113	15,267,332	13,635,498	15,834,834

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,461,665	3,352,149	974,730	1,660,504
Transfers between Sub-Accounts (including the Fixed Account), net	12,711,305	14,114,458	(4,997,883)	(4,501,679)
Withdrawals, surrenders, annuitizations and contract charges	(45,577,105)	(42,039,283)	(12,826,543)	(12,503,720)

Net accumulation activity	(30,404,135)	(24,572,676)	(16,849,696)	(15,344,895)

Annuitization Activity:
Annuitizations	179,246	65,794	36,740	—
Annuity payments and contract charges	(232,967)	(64,986)	(39,525)	(20,397)
Adjustments to annuity reserves	(3,446)	3,140	3,178	3,306

Net annuitization activity	(57,167)	3,948	393	(17,091)

Net increase (decrease) from contract owner transactions	(30,461,302)	(24,568,728)	(16,849,303)	(15,361,986)

Total increase (decrease) in net assets	(28,328,189)	(9,301,396)	(3,213,805)	472,848
Net assets at beginning of year	290,816,491	300,117,887	86,295,449	85,822,601

Net assets at end of year	$262,488,302	$290,816,491	$83,081,644	$86,295,449

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M44 Sub-Account		M40 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$565,037	$1,503,731	$150,975	$566,006
Net realized gains (losses)	4,186,806	5,693,996	1,894,443	2,533,050
Net change in unrealized appreciation/(depreciation)	1,641,678	(10,142,733)	1,191,290	(4,511,523)

Increase (decrease) in net assets from operations	6,393,521	(2,945,006)	3,236,708	(1,412,467)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,809,771	1,867,947	1,258,049	801,100
Transfers between Sub-Accounts (including the Fixed Account), net	(498,601)	(978,439)	(53,658)	2,087,716
Withdrawals, surrenders, annuitizations and contract charges	(11,418,159)	(11,566,219)	(5,780,723)	(3,944,007)

Net accumulation activity	(10,106,989)	(10,676,711)	(4,576,332)	(1,055,191)

Annuitization Activity:
Annuitizations	158,708	261,441	23,517	13,139
Annuity payments and contract charges	(436,361)	(417,280)	(13,891)	(71,101)
Adjustments to annuity reserves	(23,163)	(37,949)	92,645	(67,793)

Net annuitization activity	(300,816)	(193,788)	102,271	(125,755)

Net increase (decrease) from contract owner transactions	(10,407,805)	(10,870,499)	(4,474,061)	(1,180,946)

Total increase (decrease) in net assets	(4,014,284)	(13,815,505)	(1,237,353)	(2,593,413)
Net assets at beginning of year	67,435,995	81,251,500	33,842,646	36,436,059

Net assets at end of year	$63,421,711	$67,435,995	$32,605,293	$33,842,646

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M83 Sub-Account		M08 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$47,785	$67,125	$(176,112)	$(194,641)
Net realized gains (losses)	16,063,234	14,019,626	7,802,202	6,326,306
Net change in unrealized appreciation/(depreciation)	(611,200)	(4,429,401)	(421,308)	(1,774,128)

Increase (decrease) in net assets from operations	15,499,819	9,657,350	7,204,782	4,357,537

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,960,871	3,186,001	921,972	1,594,168
Transfers between Sub-Accounts (including the Fixed Account), net	(1,201,347)	2,810,183	(1,341,689)	1,144,732
Withdrawals, surrenders, annuitizations and contract charges	(26,561,204)	(23,640,835)	(10,214,559)	(10,973,101)

Net accumulation activity	(23,801,680)	(17,644,651)	(10,634,276)	(8,234,201)

Annuitization Activity:
Annuitizations	181,587	124,816	116,798	107,135
Annuity payments and contract charges	(282,032)	(495,056)	(40,875)	(125,168)
Adjustments to annuity reserves	(883)	(6,385)	8,094	12,578

Net annuitization activity	(101,328)	(376,625)	84,017	(5,455)

Net increase (decrease) from contract owner transactions	(23,903,008)	(18,021,276)	(10,550,259)	(8,239,656)

Total increase (decrease) in net assets	(8,403,189)	(8,363,926)	(3,345,477)	(3,882,119)
Net assets at beginning of year	162,343,958	170,707,884	77,148,204	81,030,323

Net assets at end of year	$153,940,769	$162,343,958	$73,802,727	$77,148,204

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MB6 Sub-Account		MB7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(989,590)	$(43,141)	$(400,092)	$(262,679)
Net realized gains (losses)	26,453,054	20,706,505	5,622,909	3,569,803
Net change in unrealized appreciation/(depreciation)	23,680,142	29,193,851	3,804,649	6,586,189

Increase (decrease) in net assets from operations	49,143,606	49,857,215	9,027,466	9,893,313

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,971,758	4,463,901	1,615,518	973,291
Transfers between Sub-Accounts (including the Fixed Account), net	(3,448,669)	(3,253,978)	(4,158,330)	(3,082,302)
Withdrawals, surrenders, annuitizations and contract charges	(40,247,461)	(33,949,181)	(7,830,638)	(7,693,226)

Net accumulation activity	(36,724,372)	(32,739,258)	(10,373,450)	(9,802,237)

Annuitization Activity:
Annuitizations	609,482	1,017,344	42,002	19,424
Annuity payments and contract charges	(951,464)	(735,052)	(65,421)	(52,452)
Adjustments to annuity reserves	(157,900)	(85,009)	48,484	(31,099)

Net annuitization activity	(499,882)	197,283	25,065	(64,127)

Net increase (decrease) from contract owner transactions	(37,224,254)	(32,541,975)	(10,348,385)	(9,866,364)

Total increase (decrease) in net assets	11,919,352	17,315,240	(1,320,919)	26,949
Net assets at beginning of year	218,816,484	201,501,244	42,118,942	42,091,993

Net assets at end of year	$230,735,836	$218,816,484	$40,798,023	$42,118,942

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MC0 Sub-Account		MA0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$680,680	$748,251	$1,609,597	$1,653,689
Net realized gains (losses)	(1,270,305)	(1,446,003)	(3,158,664)	(3,420,553)
Net change in unrealized appreciation/(depreciation)	1,021,782	2,894,199	2,409,365	7,136,597

Increase (decrease) in net assets from operations	432,157	2,196,447	860,298	5,369,733

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	760,651	1,187,516	502,001	1,363,335
Transfers between Sub-Accounts (including the Fixed Account), net	331,341	373,680	3,406,567	5,739,472
Withdrawals, surrenders, annuitizations and contract charges	(5,158,792)	(5,014,438)	(11,542,747)	(11,364,021)

Net accumulation activity	(4,066,800)	(3,453,242)	(7,634,179)	(4,261,214)

Annuitization Activity:
Annuitizations	9,826	24,016	40,686	87,609
Annuity payments and contract charges	(48,396)	(37,458)	(29,465)	(61,220)
Adjustments to annuity reserves	(298)	7,219	1,898	(426)

Net annuitization activity	(38,868)	(6,223)	13,119	25,963

Net increase (decrease) from contract owner transactions	(4,105,668)	(3,459,465)	(7,621,060)	(4,235,251)

Total increase (decrease) in net assets	(3,673,511)	(1,263,018)	(6,760,762)	1,134,482
Net assets at beginning of year	30,074,308	31,337,326	79,513,159	78,378,677

Net assets at end of year	$26,400,797	$30,074,308	$72,752,397	$79,513,159

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MC2 Sub-Account		MC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(772,413)	$(763,582)	$(557,708)	$(557,557)
Net realized gains (losses)	7,459,671	6,039,403	4,292,401	2,605,497
Net change in unrealized appreciation/(depreciation)	8,414,660	11,047,125	4,302,770	6,509,021

Increase (decrease) in net assets from operations	15,101,918	16,322,946	8,037,463	8,556,961

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,280,868	2,223,891	841,859	783,721
Transfers between Sub-Accounts (including the Fixed Account), net	(1,273,100)	(346,745)	(1,702,534)	(1,637,325)
Withdrawals, surrenders, annuitizations and contract charges	(12,773,329)	(12,783,195)	(7,148,889)	(4,695,828)

Net accumulation activity	(12,765,561)	(10,906,049)	(8,009,564)	(5,549,432)

Annuitization Activity:
Annuitizations	241,705	159,468	—	—
Annuity payments and contract charges	(258,535)	(256,716)	(34,625)	(56,121)
Adjustments to annuity reserves	212	(10,621)	(9,456)	1,439

Net annuitization activity	(16,618)	(107,869)	(44,081)	(54,682)

Net increase (decrease) from contract owner transactions	(12,782,179)	(11,013,918)	(8,053,645)	(5,604,114)

Total increase (decrease) in net assets	2,319,739	5,309,028	(16,182)	2,952,847
Net assets at beginning of year	87,124,693	81,815,665	46,626,408	43,673,561

Net assets at end of year	$89,444,432	$87,124,693	$46,610,226	$46,626,408

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MC3 Sub-Account		MA1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$81,722	$(290)	$52,585	$(54,151)
Net realized gains (losses)	(58,059)	(422,595)	(118,750)	(656,426)
Net change in unrealized appreciation/(depreciation)	898,406	1,311,120	990,913	1,653,745

Increase (decrease) in net assets from operations	922,069	888,235	924,748	943,168

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	208,600	277,332	68,007	303,902
Transfers between Sub-Accounts (including the Fixed Account), net	(314,686)	86,188	(538,136)	(80,778)
Withdrawals, surrenders, annuitizations and contract charges	(1,945,096)	(1,397,159)	(1,500,577)	(1,452,312)

Net accumulation activity	(2,051,182)	(1,033,639)	(1,970,706)	(1,229,188)

Annuitization Activity:
Annuitizations	85,000	1,564	—	1,214
Annuity payments and contract charges	(12,537)	(13,373)	(448)	(1,684)
Adjustments to annuity reserves	632	(3,438)	64	29

Net annuitization activity	73,095	(15,247)	(384)	(441)

Net increase (decrease) from contract owner transactions	(1,978,087)	(1,048,886)	(1,971,090)	(1,229,629)

Total increase (decrease) in net assets	(1,056,018)	(160,651)	(1,046,342)	(286,461)
Net assets at beginning of year	9,769,188	9,929,839	10,553,876	10,840,337

Net assets at end of year	$8,713,170	$9,769,188	$9,507,534	$10,553,876

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MC4 Sub-Account		MC5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(63,954)	$(73,265)	$(8,816)	$(8,320)
Net realized gains (losses)	(212,025)	(208,143)	(11,540)	(18,633)
Net change in unrealized appreciation/(depreciation)	507	326,066	(10,515)	28,789

Increase (decrease) in net assets from operations	(275,472)	44,658	(30,871)	1,836

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	57,204	71,410	—	9,363
Transfers between Sub-Accounts (including the Fixed Account), net	210,511	176,015	104,075	35,197
Withdrawals, surrenders, annuitizations and contract charges	(786,425)	(945,396)	(29,351)	(85,260)

Net accumulation activity	(518,710)	(697,971)	74,724	(40,700)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(5,831)	(6,371)	—	—
Adjustments to annuity reserves	(1,314)	(4,283)	—	—

Net annuitization activity	(7,145)	(10,654)	—	—

Net increase (decrease) from contract owner transactions	(525,855)	(708,625)	74,724	(40,700)

Total increase (decrease) in net assets	(801,327)	(663,967)	43,853	(38,864)
Net assets at beginning of year	4,884,763	5,548,730	491,541	530,405

Net assets at end of year	$4,083,436	$4,884,763	$535,394	$491,541

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MC6 Sub-Account		MC7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(418,061)	$(483,283)	$(106,440)	$(96,553)
Net realized gains (losses)	4,139,392	3,022,228	677,669	263,088
Net change in unrealized appreciation/(depreciation)	(209,461)	4,153,774	208,821	1,094,143

Increase (decrease) in net assets from operations	3,511,870	6,692,719	780,050	1,260,678

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	570,658	587,741	407,187	579,396
Transfers between Sub-Accounts (including the Fixed Account), net	(42,735)	(78,646)	209,581	681,050
Withdrawals, surrenders, annuitizations and contract charges	(5,417,208)	(5,616,421)	(461,492)	(527,426)

Net accumulation activity	(4,889,285)	(5,107,326)	155,276	733,020

Annuitization Activity:
Annuitizations	25,606	80,666	—	—
Annuity payments and contract charges	(55,241)	(85,415)	—	(3,200)
Adjustments to annuity reserves	(9,793)	4,165	(4,025)	(1)

Net annuitization activity	(39,428)	(584)	(4,025)	(3,201)

Net increase (decrease) from contract owner transactions	(4,928,713)	(5,107,910)	151,251	729,819

Total increase (decrease) in net assets	(1,416,843)	1,584,809	931,301	1,990,497
Net assets at beginning of year	38,522,759	36,937,950	8,452,379	6,461,882

Net assets at end of year	$37,105,916	$38,522,759	$9,383,680	$8,452,379

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MC8 Sub-Account		MC9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(242,995)	$(302,206)	$(25,392)	$(29,482)
Net realized gains (losses)	7,509,399	7,370,871	308,004	228,922
Net change in unrealized appreciation/(depreciation)	1,177,436	3,437,806	130,858	313,045

Increase (decrease) in net assets from operations	8,443,840	10,506,471	413,470	512,485

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,174,264	1,110,367	54,753	60,733
Transfers between Sub-Accounts (including the Fixed Account), net	(583,359)	(511,154)	(108,608)	(127,403)
Withdrawals, surrenders, annuitizations and contract charges	(10,257,518)	(8,770,617)	(418,540)	(436,955)

Net accumulation activity	(9,666,613)	(8,171,404)	(472,395)	(503,625)

Annuitization Activity:
Annuitizations	82,771	84,445	—	78,296
Annuity payments and contract charges	(265,858)	(358,812)	(18,462)	(17,981)
Adjustments to annuity reserves	(150,736)	220,277	(1,507)	(2,559)

Net annuitization activity	(333,823)	(54,090)	(19,969)	57,756

Net increase (decrease) from contract owner transactions	(10,000,436)	(8,225,494)	(492,364)	(445,869)

Total increase (decrease) in net assets	(1,556,596)	2,280,977	(78,894)	66,616
Net assets at beginning of year	66,192,576	63,911,599	3,284,667	3,218,051

Net assets at end of year	$64,635,980	$66,192,576	$3,205,773	$3,284,667

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MD0 Sub-Account		M92 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(171,063)	$(273,760)	$(3,367,162)	$(4,857,769)
Net realized gains (losses)	(464,071)	224,636	(4,469,749)	728,252
Net change in unrealized appreciation/(depreciation)	1,577,842	2,151,830	17,838,910	28,692,355

Increase (decrease) in net assets from operations	942,708	2,102,706	10,001,999	24,562,838

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	974,133	513,244	3,827,233	3,742,977
Transfers between Sub-Accounts (including the Fixed Account), net	(674,335)	(83,764)	1,072,137	(1,372,232)
Withdrawals, surrenders, annuitizations and contract charges	(5,411,710)	(3,513,377)	(49,541,887)	(50,825,321)

Net accumulation activity	(5,111,912)	(3,083,897)	(44,642,517)	(48,454,576)

Annuitization Activity:
Annuitizations	49,854	2,663	49,235	—
Annuity payments and contract charges	(39,483)	(72,348)	(55,563)	(52,438)
Adjustments to annuity reserves	2,353	13,898	4,771	10,276

Net annuitization activity	12,724	(55,787)	(1,557)	(42,162)

Net increase (decrease) from contract owner transactions	(5,099,188)	(3,139,684)	(44,644,074)	(48,496,738)

Total increase (decrease) in net assets	(4,156,480)	(1,036,978)	(34,642,075)	(23,933,900)
Net assets at beginning of year	27,273,626	28,310,604	330,579,653	354,513,553

Net assets at end of year	$23,117,146	$27,273,626	$295,937,578	$330,579,653

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M96 Sub-Account		MD2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$910,894	$29,002	$1,669,433	$(421,730)
Net realized gains (losses)	(1,351,553)	(1,746,257)	(2,639,608)	(2,815,747)
Net change in unrealized appreciation/(depreciation)	153,255	2,929,778	(49,397)	5,367,660

Increase (decrease) in net assets from operations	(287,404)	1,212,523	(1,019,572)	2,130,183

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,424,837	1,264,156	1,948,725	1,343,555
Transfers between Sub-Accounts (including the Fixed Account), net	3,319,489	2,179,904	10,838,897	8,176,584
Withdrawals, surrenders, annuitizations and contract charges	(9,581,238)	(7,504,152)	(15,951,570)	(14,499,562)

Net accumulation activity	(3,836,912)	(4,060,092)	(3,163,948)	(4,979,423)

Annuitization Activity:
Annuitizations	137,813	50,314	44,046	206,743
Annuity payments and contract charges	(80,001)	(194,312)	(63,643)	(60,159)
Adjustments to annuity reserves	341	(78,649)	(6,440)	(2,788)

Net annuitization activity	58,153	(222,647)	(26,037)	143,796

Net increase (decrease) from contract owner transactions	(3,778,759)	(4,282,739)	(3,189,985)	(4,835,627)

Total increase (decrease) in net assets	(4,066,163)	(3,070,216)	(4,209,557)	(2,705,444)
Net assets at beginning of year	46,162,424	49,232,640	99,366,090	102,071,534

Net assets at end of year	$42,096,261	$46,162,424	$95,156,533	$99,366,090

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MA6 Sub-Account		MA3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$1,278,032	$1,304,213	$912,423	$857,568
Net realized gains (losses)	(708,707)	(981,444)	(466,874)	(887,132)
Net change in unrealized appreciation/(depreciation)	882,379	2,710,019	545,231	2,278,786

Increase (decrease) in net assets from operations	1,451,704	3,032,788	990,780	2,249,222

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,181,798	502,873	344,962	561,206
Transfers between Sub-Accounts (including the Fixed Account), net	414,488	139,517	527,874	48,897
Withdrawals, surrenders, annuitizations and contract charges	(5,852,857)	(4,695,342)	(3,181,573)	(3,963,687)

Net accumulation activity	(4,256,571)	(4,052,952)	(2,308,737)	(3,353,584)

Annuitization Activity:
Annuitizations	35,145	18,564	21,874	76,081
Annuity payments and contract charges	(72,959)	(183,437)	(21,102)	(91,544)
Adjustments to annuity reserves	(44,141)	71,898	(4,637)	(19,761)

Net annuitization activity	(81,955)	(92,975)	(3,865)	(35,224)

Net increase (decrease) from contract owner transactions	(4,338,526)	(4,145,927)	(2,312,602)	(3,388,808)

Total increase (decrease) in net assets	(2,886,822)	(1,113,139)	(1,321,822)	(1,139,586)
Net assets at beginning of year	29,462,737	30,575,876	22,105,376	23,244,962

Net assets at end of year	$26,575,915	$29,462,737	$20,783,554	$22,105,376

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M97 Sub-Account		MD5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(127,346)	$(97,573)	$(90,828)	$(87,138)
Net realized gains (losses)	690,006	1,090,103	446,553	402,907
Net change in unrealized appreciation/(depreciation)	1,328,512	2,209,794	390,869	1,006,119

Increase (decrease) in net assets from operations	1,891,172	3,202,324	746,594	1,321,888

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,196,441	640,063	162,820	196,417
Transfers between Sub-Accounts (including the Fixed Account), net	11,527	691,166	(261,212)	(24,052)
Withdrawals, surrenders, annuitizations and contract charges	(4,943,478)	(3,144,683)	(1,757,435)	(1,568,585)

Net accumulation activity	(3,735,510)	(1,813,454)	(1,855,827)	(1,396,220)

Annuitization Activity:
Annuitizations	31,685	22,422	14,585	—
Annuity payments and contract charges	(42,959)	(141,636)	(21,674)	(35,958)
Adjustments to annuity reserves	4,423	3,785	(14,847)	19,814

Net annuitization activity	(6,851)	(115,429)	(21,936)	(16,144)

Net increase (decrease) from contract owner transactions	(3,742,361)	(1,928,883)	(1,877,763)	(1,412,364)

Total increase (decrease) in net assets	(1,851,189)	1,273,441	(1,131,169)	(90,476)
Net assets at beginning of year	26,652,149	25,378,708	10,877,995	10,968,471

Net assets at end of year	$24,800,960	$26,652,149	$9,746,826	$10,877,995

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M98 Sub-Account		M93 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(29,565)	$(203,361)	$(321,132)	$(698,793)
Net realized gains (losses)	2,699,705	3,215,816	4,368,343	6,398,354
Net change in unrealized appreciation/(depreciation)	(999,769)	1,179,426	(1,183,789)	2,419,238

Increase (decrease) in net assets from operations	1,670,371	4,191,881	2,863,422	8,118,799

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	864,374	338,631	935,686	994,293
Transfers between Sub-Accounts (including the Fixed Account), net	(914,257)	(83,967)	439,030	(2,457,963)
Withdrawals, surrenders, annuitizations and contract charges	(5,004,223)	(3,797,087)	(8,595,773)	(8,377,418)

Net accumulation activity	(5,054,106)	(3,542,423)	(7,221,057)	(9,841,088)

Annuitization Activity:
Annuitizations	—	17,209	14,316	45,288
Annuity payments and contract charges	(52,681)	(53,545)	(38,115)	(40,337)
Adjustments to annuity reserves	513	(5,397)	(15,307)	(2,823)

Net annuitization activity	(52,168)	(41,733)	(39,106)	2,128

Net increase (decrease) from contract owner transactions	(5,106,274)	(3,584,156)	(7,260,163)	(9,838,960)

Total increase (decrease) in net assets	(3,435,903)	607,725	(4,396,741)	(1,720,161)
Net assets at beginning of year	28,300,915	27,693,190	55,307,646	57,027,807

Net assets at end of year	$24,865,012	$28,300,915	$50,910,905	$55,307,646

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MD6 Sub-Account		MB3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(3,138,013)	$(3,098,407)	$(441,504)	$(448,382)
Net realized gains (losses)	40,415,634	23,683,688	3,581,248	2,271,635
Net change in unrealized appreciation/(depreciation)	2,666,385	35,049,914	665,776	3,638,807

Increase (decrease) in net assets from operations	39,944,006	55,635,195	3,805,520	5,462,060

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,368,291	5,100,215	376,068	785,108
Transfers between Sub-Accounts (including the Fixed Account), net	(2,065,353)	(2,655,109)	(558,256)	(870,967)
Withdrawals, surrenders, annuitizations and contract charges	(43,725,334)	(37,636,688)	(3,202,502)	(4,369,334)

Net accumulation activity	(39,422,396)	(35,191,582)	(3,384,690)	(4,455,193)

Annuitization Activity:
Annuitizations	846,812	474,675	21,548	29,579
Annuity payments and contract charges	(1,069,048)	(1,297,454)	(19,898)	(41,589)
Adjustments to annuity reserves	(147,313)	19,053	(13,118)	615

Net annuitization activity	(369,549)	(803,726)	(11,468)	(11,395)

Net increase (decrease) from contract owner transactions	(39,791,945)	(35,995,308)	(3,396,158)	(4,466,588)

Total increase (decrease) in net assets	152,061	19,639,887	409,362	995,472
Net assets at beginning of year	287,612,355	267,972,468	28,183,013	27,187,541

Net assets at end of year	$287,764,416	$287,612,355	$28,592,375	$28,183,013

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MD8 Sub-Account		MD9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$1,149,836	$1,073,702	$2,952,818	$2,764,464
Net realized gains (losses)	—	—	—	—
Net change in unrealized appreciation/(depreciation)	—	—	—	—

Increase (decrease) in net assets from operations	1,149,836	1,073,702	2,952,818	2,764,464

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	5,960,012	4,017,610	1,882,617	2,499,671
Transfers between Sub-Accounts (including the Fixed Account), net	5,190,047	6,445,682	11,966,708	24,068,680
Withdrawals, surrenders, annuitizations and contract charges	(13,178,692)	(11,570,487)	(22,072,727)	(23,566,328)

Net accumulation activity	(2,028,633)	(1,107,195)	(8,223,402)	3,002,023

Annuitization Activity:
Annuitizations	228,726	63,467	82,821	75,224
Annuity payments and contract charges	(108,846)	(111,149)	(51,529)	(102,117)
Adjustments to annuity reserves	(148,428)	(5,647)	(9,275)	(9,548)

Net annuitization activity	(28,548)	(53,329)	22,017	(36,441)

Net increase (decrease) from contract owner transactions	(2,057,181)	(1,160,524)	(8,201,385)	2,965,582

Total increase (decrease) in net assets	(907,345)	(86,822)	(5,248,567)	5,730,046
Net assets at beginning of year	35,036,554	35,123,376	98,640,501	92,910,455

Net assets at end of year	$34,129,209	$35,036,554	$93,391,934	$98,640,501

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	ME2 Sub-Account		ME3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$23,215	$(57,838)	$(83,185)	$(249,967)
Net realized gains (losses)	340,806	223,057	682,214	574,989
Net change in unrealized appreciation/(depreciation)	(78,264)	1,455,074	(240,421)	2,509,033

Increase (decrease) in net assets from operations	285,757	1,620,293	358,608	2,834,055

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	164,780	116,732	753,323	522,514
Transfers between Sub-Accounts (including the Fixed Account), net	373,038	(219,047)	1,106,205	283,811
Withdrawals, surrenders, annuitizations and contract charges	(2,144,380)	(1,579,485)	(4,770,517)	(4,137,812)

Net accumulation activity	(1,606,562)	(1,681,800)	(2,910,989)	(3,331,487)

Annuitization Activity:
Annuitizations	101,909	3,161	2,671	38,964
Annuity payments and contract charges	(20,632)	(17,713)	(19,848)	(29,353)
Adjustments to annuity reserves	159	147	3,190	1,704

Net annuitization activity	81,436	(14,405)	(13,987)	11,315

Net increase (decrease) from contract owner transactions	(1,525,126)	(1,696,205)	(2,924,976)	(3,320,172)

Total increase (decrease) in net assets	(1,239,369)	(75,912)	(2,566,368)	(486,117)
Net assets at beginning of year	14,882,370	14,958,282	27,100,129	27,586,246

Net assets at end of year	$13,643,001	$14,882,370	$24,533,761	$27,100,129

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MA5 Sub-Account		MA7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$417,986	$387,485	$48,738	$42,413
Net realized gains (losses)	(567,262)	(650,270)	(45,984)	(60,581)
Net change in unrealized appreciation/(depreciation)	468,659	1,306,422	25,422	143,676

Increase (decrease) in net assets from operations	319,383	1,043,637	28,176	125,508

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	317,181	551,299	15,746	10,218
Transfers between Sub-Accounts (including the Fixed Account), net	1,043,916	794,719	23,178	27,143
Withdrawals, surrenders, annuitizations and contract charges	(2,951,990)	(2,873,158)	(231,521)	(264,947)

Net accumulation activity	(1,590,893)	(1,527,140)	(192,597)	(227,586)

Annuitization Activity:
Annuitizations	33,192	19,587	—	—
Annuity payments and contract charges	(29,769)	(37,228)	—	—
Adjustments to annuity reserves	(28,914)	(25,915)	(164)	(351)

Net annuitization activity	(25,491)	(43,556)	(164)	(351)

Net increase (decrease) from contract owner transactions	(1,616,384)	(1,570,696)	(192,761)	(227,937)

Total increase (decrease) in net assets	(1,297,001)	(527,059)	(164,585)	(102,429)
Net assets at beginning of year	17,890,355	18,417,414	2,268,283	2,370,712

Net assets at end of year	$16,593,354	$17,890,355	$2,103,698	$2,268,283

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	ME4 Sub-Account		MA2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(300,826)	$(221,022)	$(203,840)	$(141,009)
Net realized gains (losses)	1,910,814	862,765	644,574	(547,494)
Net change in unrealized appreciation/(depreciation)	4,376,945	5,617,511	4,282,292	5,385,450

Increase (decrease) in net assets from operations	5,986,933	6,259,254	4,723,026	4,696,947

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	245,437	442,232	3,063,947	1,286,911
Transfers between Sub-Accounts (including the Fixed Account), net	507,957	293,910	(812,579)	(1,408,041)
Withdrawals, surrenders, annuitizations and contract charges	(2,564,042)	(1,637,700)	(1,263,479)	(549,732)

Net accumulation activity	(1,810,648)	(901,558)	987,889	(670,862)

Annuitization Activity:
Annuitizations	122,726	—	—	—
Annuity payments and contract charges	(26,734)	(32,678)	—	—
Adjustments to annuity reserves	24,650	7,886	—	—

Net annuitization activity	120,642	(24,792)	—	—

Net increase (decrease) from contract owner transactions	(1,690,006)	(926,350)	987,889	(670,862)

Total increase (decrease) in net assets	4,296,927	5,332,904	5,710,915	4,026,085
Net assets at beginning of year	17,833,104	12,500,200	13,374,917	9,348,832

Net assets at end of year	$22,130,031	$17,833,104	$19,085,832	$13,374,917

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MF3 Sub-Account		MF5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(359,882)	$(446,030)	$44,888	$2,736,462
Net realized gains (losses)	1,234,861	(36,881)	(6,316,842)	236,912
Net change in unrealized appreciation/(depreciation)	552,993	6,701,877	16,365,821	18,200,263

Increase (decrease) in net assets from operations	1,427,972	6,218,966	10,093,867	21,173,637

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,058,431	1,036,886	4,969,654	3,102,062
Transfers between Sub-Accounts (including the Fixed Account), net	48,833	126,616	1,856,472	1,791,591
Withdrawals, surrenders, annuitizations and contract charges	(5,875,805)	(5,545,091)	(46,450,863)	(43,947,875)

Net accumulation activity	(4,768,541)	(4,381,589)	(39,624,737)	(39,054,222)

Annuitization Activity:
Annuitizations	43,623	43,210	75,829	508,545
Annuity payments and contract charges	(13,373)	(54,902)	(250,158)	(151,939)
Adjustments to annuity reserves	(21,068)	23,195	18,029	16,763

Net annuitization activity	9,182	11,503	(156,300)	373,369

Net increase (decrease) from contract owner transactions	(4,759,359)	(4,370,086)	(39,781,037)	(38,680,853)

Total increase (decrease) in net assets	(3,331,387)	1,848,880	(29,687,170)	(17,507,216)
Net assets at beginning of year	41,895,755	40,046,875	263,486,237	280,993,453

Net assets at end of year	$38,564,368	$41,895,755	$233,799,067	$263,486,237

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MF6 Sub-Account		MF7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$4,499	$(9,446)	$(53,124)	$(443,234)
Net realized gains (losses)	(19,212)	59,810	(73,648)	1,796,079
Net change in unrealized appreciation/(depreciation)	(23,733)	49,777	(1,215,040)	1,868,918

Increase (decrease) in net assets from operations	(38,446)	100,141	(1,341,812)	3,221,763

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	69,216	9,563	716,991	899,705
Transfers between Sub-Accounts (including the Fixed Account), net	34,075	38,430	2,375,956	1,740,711
Withdrawals, surrenders, annuitizations and contract charges	(227,614)	(123,715)	(5,451,414)	(5,500,742)

Net accumulation activity	(124,323)	(75,722)	(2,358,467)	(2,860,326)

Annuitization Activity:
Annuitizations	—	—	24,254	18,753
Annuity payments and contract charges	—	—	(17,251)	(44,341)
Adjustments to annuity reserves	(17)	2,207	(7,259)	9,566

Net annuitization activity	(17)	2,207	(256)	(16,022)

Net increase (decrease) from contract owner transactions	(124,340)	(73,515)	(2,358,723)	(2,876,348)

Total increase (decrease) in net assets	(162,786)	26,626	(3,700,535)	345,415
Net assets at beginning of year	1,123,601	1,096,975	36,900,502	36,555,087

Net assets at end of year	$960,815	$1,123,601	$33,199,967	$36,900,502

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MF9 Sub-Account		MG1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(1,736,887)	$1,517,582	$1,180,355	$919,439
Net realized gains (losses)	1,211,031	14,227,687	(3,773,576)	(3,859,870)
Net change in unrealized appreciation/(depreciation)	20,013,616	13,928,740	(1,510,535)	3,506,530

Increase (decrease) in net assets from operations	19,487,760	29,674,009	(4,103,756)	566,099

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,036,706	4,176,406	552,260	1,079,163
Transfers between Sub-Accounts (including the Fixed Account), net	(633,216)	(2,064,266)	5,976,532	3,747,345
Withdrawals, surrenders, annuitizations and contract charges	(38,593,625)	(28,562,157)	(11,241,552)	(11,934,560)

Net accumulation activity	(37,190,135)	(26,450,017)	(4,712,760)	(7,108,052)

Annuitization Activity:
Annuitizations	153,021	(58,590)	30,532	9,040
Annuity payments and contract charges	(44,226)	(32,769)	(19,948)	(52,933)
Adjustments to annuity reserves	4,215	393,524	(180)	7,535

Net annuitization activity	113,010	302,165	10,404	(36,358)

Net increase (decrease) from contract owner transactions	(37,077,125)	(26,147,852)	(4,702,356)	(7,144,410)

Total increase (decrease) in net assets	(17,589,365)	3,526,157	(8,806,112)	(6,578,311)
Net assets at beginning of year	243,778,449	240,252,292	76,838,892	83,417,203

Net assets at end of year	$226,189,084	$243,778,449	$68,032,780	$76,838,892

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MF2 Sub-Account		MG2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$2,591,606	$(181,056)	$1,368,318	$(272,956)
Net realized gains (losses)	(298,039)	(1,211,410)	(196,659)	(866,305)
Net change in unrealized appreciation/(depreciation)	2,005,732	6,842,343	1,175,459	4,168,682

Increase (decrease) in net assets from operations	4,299,299	5,449,877	2,347,118	3,029,421

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,813,026	2,758,189	788,345	1,278,883
Transfers between Sub-Accounts (including the Fixed Account), net	9,240,768	4,920,726	3,260,572	528,790
Withdrawals, surrenders, annuitizations and contract charges	(22,050,181)	(20,281,628)	(11,559,188)	(11,698,519)

Net accumulation activity	(9,996,387)	(12,602,713)	(7,510,271)	(9,890,846)

Annuitization Activity:
Annuitizations	67,949	115,815	37,296	9,879
Annuity payments and contract charges	(101,338)	(148,995)	(5,675)	(3,668)
Adjustments to annuity reserves	(30,196)	(4,986)	1,670	33

Net annuitization activity	(63,585)	(38,166)	33,291	6,244

Net increase (decrease) from contract owner transactions	(10,059,972)	(12,640,879)	(7,476,980)	(9,884,602)

Total increase (decrease) in net assets	(5,760,673)	(7,191,002)	(5,129,862)	(6,855,181)
Net assets at beginning of year	128,755,563	135,946,565	74,710,401	81,565,582

Net assets at end of year	$122,994,890	$128,755,563	$69,580,539	$74,710,401

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MG3 Sub-Account		MG4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(97,452)	$(1,148)	$(91,419)	$(19,918)
Net realized gains (losses)	1,719,783	928,669	2,101,946	1,163,129
Net change in unrealized appreciation/(depreciation)	380,428	907,915	(180,155)	535,473

Increase (decrease) in net assets from operations	2,002,759	1,835,436	1,830,372	1,678,684

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	461,969	582,060	846,673	372,606
Transfers between Sub-Accounts (including the Fixed Account), net	(479,535)	65,466	(694,889)	(196,538)
Withdrawals, surrenders, annuitizations and contract charges	(2,768,634)	(2,607,496)	(2,316,587)	(2,573,714)

Net accumulation activity	(2,786,200)	(1,959,970)	(2,164,803)	(2,397,646)

Annuitization Activity:
Annuitizations	29,807	26,956	—	—
Annuity payments and contract charges	(12,607)	(59,377)	(625)	(553)
Adjustments to annuity reserves	(43)	(741)	161	116

Net annuitization activity	17,157	(33,162)	(464)	(437)

Net increase (decrease) from contract owner transactions	(2,769,043)	(1,993,132)	(2,165,267)	(2,398,083)

Total increase (decrease) in net assets	(766,284)	(157,696)	(334,895)	(719,399)
Net assets at beginning of year	17,860,289	18,017,985	16,316,464	17,035,863

Net assets at end of year	$17,094,005	$17,860,289	$15,981,569	$16,316,464

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MG6 Sub-Account		MG7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(2,700,452)	$7,173,588	$(38,569)	$(50,953)
Net realized gains (losses)	560,441	30,620,279	517,380	835,105
Net change in unrealized appreciation/(depreciation)	58,022,565	55,016,937	216,561	82,559

Increase (decrease) in net assets from operations	55,882,554	92,810,804	695,372	866,711

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	10,459,752	10,761,732	91,329	137,203
Transfers between Sub-Accounts (including the Fixed Account), net	(208,938)	(2,793,752)	(71,530)	383,903
Withdrawals, surrenders, annuitizations and contract charges	(152,067,229)	(115,764,563)	(1,039,703)	(672,865)

Net accumulation activity	(141,816,415)	(107,796,583)	(1,019,904)	(151,759)

Annuitization Activity:
Annuitizations	470,358	151,117	9,459	—
Annuity payments and contract charges	(179,606)	(42,690)	(16,309)	(3,427)
Adjustments to annuity reserves	(53,556)	(106,517)	(820)	310

Net annuitization activity	237,196	1,910	(7,670)	(3,117)

Net increase (decrease) from contract owner transactions	(141,579,219)	(107,794,673)	(1,027,574)	(154,876)

Total increase (decrease) in net assets	(85,696,665)	(14,983,869)	(332,202)	711,835
Net assets at beginning of year	906,787,340	921,771,209	9,464,462	8,752,627

Net assets at end of year	$821,090,675	$906,787,340	$9,132,260	$9,464,462

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	V46 Sub-Account[5]		V45 Sub-Account[6]
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$—	$5,443	$—	$(6,341)
Net realized gains (losses)	—	(22,016)	—	(175,065)
Net change in unrealized appreciation/(depreciation)	—	19,475	—	410,308

Increase (decrease) in net assets from operations	—	2,902	—	228,902

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	8,462	—	175,324
Transfers between Sub-Accounts (including the Fixed Account), net	—	(171,974)	—	(2,399,084)
Withdrawals, surrenders, annuitizations and contract charges	—	(2,680)	—	(37,962)

Net accumulation activity	—	(166,192)	—	(2,261,722)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	—	(166,192)	—	(2,261,722)

Total increase (decrease) in net assets	—	(163,290)	—	(2,032,820)
Net assets at beginning of year	—	163,290	—	2,032,820

Net assets at end of year	$—	$—	$—	$—

[5]	The activities for this Sub-Account are for the period from January 1, 2023 to July 25, 2023. Refer to Note 11 for details on Sub-Accounts closed in prior years.
[6]

The activities for Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account (V45) are for the period from January 1, 2023 to September 18, 2023. Refer to Note 11 for details on Sub-Accounts closed in prior years.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	U43 Sub-Account[7]		U41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$21,833	$14,200	$(35,662)	$7,782
Net realized gains (losses)	(81,398)	156,245	(64,933)	(24,916)
Net change in unrealized appreciation/(depreciation)	266,167	(125,055)	273,836	273,490

Increase (decrease) in net assets from operations	206,602	45,390	173,241	256,356

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	33,395	19,071	928,877	317,473
Transfers between Sub-Accounts (including the Fixed Account), net	(1,529,955)	241,348	96,303	191,195
Withdrawals, surrenders, annuitizations and contract charges	(212,952)	(39,393)	(290,260)	(41,620)

Net accumulation activity	(1,709,512)	221,026	734,920	467,048

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,709,512)	221,026	734,920	467,048

Total increase (decrease) in net assets	(1,502,910)	266,416	908,161	723,404
Net assets at beginning of year	1,502,910	1,236,494	2,490,888	1,767,484

Net assets at end of year	$—	$1,502,910	$3,399,049	$2,490,888

[7]	The current year activities for this Sub-Account are for the period from January 1, 2024 to December 6, 2024. Refer to Note 1 for details on this Sub-Account’s closure.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	V44 Sub-Account		V43 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(360,386)	$(285,267)	$(76,841)	$(76,286)
Net realized gains (losses)	916,508	(14,562,634)	380,671	(3,896,467)
Net change in unrealized appreciation/(depreciation)	10,370,362	22,984,892	1,340,950	5,582,082

Increase (decrease) in net assets from operations	10,926,484	8,136,991	1,644,780	1,609,329

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,196,981	772,308	43,120	100,324
Transfers between Sub-Accounts (including the Fixed Account), net	(3,533,798)	(248,719)	(1,299,416)	(753,976)
Withdrawals, surrenders, annuitizations and contract charges	(1,840,844)	(1,489,721)	(550,479)	(796,003)

Net accumulation activity	(4,177,661)	(966,132)	(1,806,775)	(1,449,655)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(496)	(401)
Adjustments to annuity reserves	—	—	245	146

Net annuitization activity	—	—	(251)	(255)

Net increase (decrease) from contract owner transactions	(4,177,661)	(966,132)	(1,807,026)	(1,449,910)

Total increase (decrease) in net assets	6,748,823	7,170,859	(162,246)	159,419
Net assets at beginning of year	24,585,970	17,415,111	4,527,314	4,367,895

Net assets at end of year	$31,334,793	$24,585,970	$4,365,068	$4,527,314

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	O19 Sub-Account		O23 Sub-Account[8]
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(218,074)	$(198,891)	$227,740	$32,303
Net realized gains (losses)	(360,260)	(1,078,478)	(570,202)	(147,732)
Net change in unrealized appreciation/(depreciation)	4,087,316	4,579,466	565,319	1,123,947

Increase (decrease) in net assets from operations	3,508,982	3,302,097	222,857	1,008,518

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	252,404	45,853	54,942	1,258,062
Transfers between Sub-Accounts (including the Fixed Account), net	(1,654,013)	(1,002,311)	(11,177,854)	1,204,986
Withdrawals, surrenders, annuitizations and contract charges	(2,062,640)	(1,148,996)	(281,821)	(1,494,224)

Net accumulation activity	(3,464,249)	(2,105,454)	(11,404,733)	968,824

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(23,538)	(19,033)	—	—
Adjustments to annuity reserves	928	480	—	—

Net annuitization activity	(22,610)	(18,553)	—	—

Net increase (decrease) from contract owner transactions	(3,486,859)	(2,124,007)	(11,404,733)	968,824

Total increase (decrease) in net assets	22,123	1,178,090	(11,181,876)	1,977,342
Net assets at beginning of year	12,107,824	10,929,734	11,181,876	9,204,534

Net assets at end of year	$12,129,947	$12,107,824	$—	$11,181,876

[8]	The current year activities for this Sub-Account are for the period from January 1, 2024 to April 26, 2024. Refer to Note 1 for details on this Sub-Account’s closure.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	O20 Sub-Account		O21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(161,104)	$(159,466)	$(1,782,423)	$(1,323,473)
Net realized gains (losses)	782,255	796,704	(2,231,500)	(9,539,974)
Net change in unrealized appreciation/(depreciation)	669,663	2,072,242	24,107,404	30,779,557

Increase (decrease) in net assets from operations	1,290,814	2,709,480	20,093,481	19,916,110

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	121,697	80,806	2,429,410	2,150,441
Transfers between Sub-Accounts (including the Fixed Account), net	(703,854)	(1,292,985)	(11,874,868)	(7,304,738)
Withdrawals, surrenders, annuitizations and contract charges	(1,270,103)	(1,004,032)	(17,857,838)	(16,427,104)

Net accumulation activity	(1,852,260)	(2,216,211)	(27,303,296)	(21,581,401)

Annuitization Activity:
Annuitizations	—	—	39,026	102,102
Annuity payments and contract charges	(255)	(45,312)	(112,046)	(183,013)
Adjustments to annuity reserves	90	(792)	(20,048)	(7,674)

Net annuitization activity	(165)	(46,104)	(93,068)	(88,585)

Net increase (decrease) from contract owner transactions	(1,852,425)	(2,262,315)	(27,396,364)	(21,669,986)

Total increase (decrease) in net assets	(561,611)	447,165	(7,302,883)	(1,753,876)
Net assets at beginning of year	9,689,522	9,242,357	103,061,193	104,815,069

Net assets at end of year	$9,127,911	$9,689,522	$95,758,310	$103,061,193

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	O04 Sub-Account		PH2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(65,218)	$(29,425)	$7,496	$2,288
Net realized gains (losses)	312,459	26,489	512	(7,826)
Net change in unrealized appreciation/(depreciation)	113,544	549,850	15,823	45,905

Increase (decrease) in net assets from operations	360,785	546,914	23,831	40,367

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	94,933	161,703	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(29,929)	1,452	(7,393)	(16,056)
Withdrawals, surrenders, annuitizations and contract charges	(612,702)	(520,420)	(20,806)	(20,543)

Net accumulation activity	(547,698)	(357,265)	(28,199)	(36,599)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(5,630)	(6,068)	—	—
Adjustments to annuity reserves	(2)	(1)	—	—

Net annuitization activity	(5,632)	(6,069)	—	—

Net increase (decrease) from contract owner transactions	(553,330)	(363,334)	(28,199)	(36,599)

Total increase (decrease) in net assets	(192,545)	183,580	(4,368)	3,768
Net assets at beginning of year	3,831,109	3,647,529	210,247	206,479

Net assets at end of year	$3,638,564	$3,831,109	$205,879	$210,247

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	P08 Sub-Account		PC0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$616,686	$173,177	$449,576	$130,444
Net realized gains (losses)	(516,881)	(497,124)	(346,986)	(306,276)
Net change in unrealized appreciation/(depreciation)	178,981	1,144,910	95,684	816,361

Increase (decrease) in net assets from operations	278,786	820,963	198,274	640,529

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	237,547	32,427	43,975	20,880
Transfers between Sub-Accounts (including the Fixed Account), net	(152,102)	764,402	(140,733)	202,300
Withdrawals, surrenders, annuitizations and contract charges	(2,169,289)	(1,618,151)	(1,600,399)	(1,355,050)

Net accumulation activity	(2,083,844)	(821,322)	(1,697,157)	(1,131,870)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(2,083,844)	(821,322)	(1,697,157)	(1,131,870)

Total increase (decrease) in net assets	(1,805,058)	(359)	(1,498,883)	(491,341)
Net assets at beginning of year	13,593,340	13,593,699	10,389,109	10,880,450

Net assets at end of year	$11,788,282	$13,593,340	$8,890,226	$10,389,109

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	P70 Sub-Account		P10 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$26,532	$422,963	$77,378	$2,314,296
Net realized gains (losses)	(176,074)	(151,255)	105,426	293,478
Net change in unrealized appreciation/(depreciation)	236,660	(546,822)	227,986	(4,118,926)

Increase (decrease) in net assets from operations	87,118	(275,114)	410,790	(1,511,152)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	69,237	252,173	131,319	496,784
Transfers between Sub-Accounts (including the Fixed Account), net	223,069	(77,015)	720,956	2,220,006
Withdrawals, surrenders, annuitizations and contract charges	(157,327)	(109,729)	(2,511,188)	(2,498,418)

Net accumulation activity	134,979	65,429	(1,658,913)	218,372

Annuitization Activity:
Annuitizations	—	—	49,564	3,902
Annuity payments and contract charges	—	—	(7,823)	(23,326)
Adjustments to annuity reserves	—	—	(6,248)	7,833

Net annuitization activity	—	—	35,493	(11,591)

Net increase (decrease) from contract owner transactions	134,979	65,429	(1,623,420)	206,781

Total increase (decrease) in net assets	222,097	(209,685)	(1,212,630)	(1,304,371)
Net assets at beginning of year	2,931,834	3,141,519	15,920,985	17,225,356

Net assets at end of year	$3,153,931	$2,931,834	$14,708,355	$15,920,985

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	PK8 Sub-Account		P20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$223,007	$196,197	$4,600	$3,957
Net realized gains (losses)	(166,401)	(268,485)	(3,038)	(4,348)
Net change in unrealized appreciation/(depreciation)	207,732	498,591	3,921	9,108

Increase (decrease) in net assets from operations	264,338	426,303	5,483	8,717

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	113,727	180,873	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	7,930	29,842	(1,156)	(2,920)
Withdrawals, surrenders, annuitizations and contract charges	(622,265)	(839,405)	(10,637)	(7,984)

Net accumulation activity	(500,608)	(628,690)	(11,793)	(10,904)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(1,583)	(1,477)	—	—
Adjustments to annuity reserves	253	252	—	—

Net annuitization activity	(1,330)	(1,225)	—	—

Net increase (decrease) from contract owner transactions	(501,938)	(629,915)	(11,793)	(10,904)

Total increase (decrease) in net assets	(237,600)	(203,612)	(6,310)	(2,187)
Net assets at beginning of year	4,854,260	5,057,872	98,806	100,993

Net assets at end of year	$4,616,660	$4,854,260	$92,496	$98,806

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	PM5 Sub-Account		PD6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$15,846	$7,603	$4,541,543	$1,297,603
Net realized gains (losses)	(7,924)	4,732	(8,585,641)	(13,525,912)
Net change in unrealized appreciation/(depreciation)	20,265	32,049	26,305,694	39,771,171

Increase (decrease) in net assets from operations	28,187	44,384	22,261,596	27,542,862

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	45,000	49,890	2,056,407	2,187,454
Transfers between Sub-Accounts (including the Fixed Account), net	130,674	17,449	(5,291,735)	(3,254,400)
Withdrawals, surrenders, annuitizations and contract charges	(39,067)	(32,231)	(39,296,735)	(38,293,346)

Net accumulation activity	136,607	35,108	(42,532,063)	(39,360,292)

Annuitization Activity:
Annuitizations	—	—	154,439	112,993
Annuity payments and contract charges	—	—	(136,267)	(71,290)
Adjustments to annuity reserves	—	—	1,629	125,293

Net annuitization activity	—	—	19,801	166,996

Net increase (decrease) from contract owner transactions	136,607	35,108	(42,512,262)	(39,193,296)

Total increase (decrease) in net assets	164,794	79,492	(20,250,666)	(11,650,434)
Net assets at beginning of year	632,828	553,336	260,313,586	271,964,020

Net assets at end of year	$797,622	$632,828	$240,062,920	$260,313,586

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	P06 Sub-Account		P07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$188,757	$281,014	$2,030,450	$1,680,394
Net realized gains (losses)	(262,850)	(292,889)	(2,871,543)	(3,111,268)
Net change in unrealized appreciation/(depreciation)	170,824	407,809	1,571,848	5,044,683

Increase (decrease) in net assets from operations	96,731	395,934	730,755	3,613,809

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	456,830	412,667	1,411,042	1,562,797
Transfers between Sub-Accounts (including the Fixed Account), net	1,391,676	1,468,509	6,020,269	5,206,093
Withdrawals, surrenders, annuitizations and contract charges	(3,939,632)	(3,526,944)	(13,691,589)	(13,877,503)

Net accumulation activity	(2,091,126)	(1,645,768)	(6,260,278)	(7,108,613)

Annuitization Activity:
Annuitizations	36,080	13,380	91,343	54,513
Annuity payments and contract charges	(6,766)	(8,065)	(27,031)	(69,001)
Adjustments to annuity reserves	630	642	(6,845)	(3,463)

Net annuitization activity	29,944	5,957	57,467	(17,951)

Net increase (decrease) from contract owner transactions	(2,061,182)	(1,639,811)	(6,202,811)	(7,126,564)

Total increase (decrease) in net assets	(1,964,451)	(1,243,877)	(5,472,056)	(3,512,755)
Net assets at beginning of year	21,362,415	22,606,292	90,236,711	93,749,466

Net assets at end of year	$19,397,964	$21,362,415	$84,764,655	$90,236,711

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	P68 Sub-Account		PI3 Sub-Account[9]
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$156,027	$116,945	$—	$596,175
Net realized gains (losses)	(211,850)	(63,685)	—	(987,610)
Net change in unrealized appreciation/(depreciation)	130,906	178,447	—	490,681

Increase (decrease) in net assets from operations	75,083	231,707	—	99,246

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	272,653	250,203	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	683,107	434,438	110	(9,790,036)
Withdrawals, surrenders, annuitizations and contract charges	(910,330)	(211,627)	(110)	(364,142)

Net accumulation activity	45,430	473,014	—	(10,154,178)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	45,430	473,014	—	(10,154,178)

Total increase (decrease) in net assets	120,513	704,721	—	(10,054,932)
Net assets at beginning of year	5,543,828	4,839,107	—	10,054,932

Net assets at end of year	$5,664,341	$5,543,828	$—	$—

[9]	The activities for this Sub-Account are for the period from January 1, 2023 to April 21, 2023. Refer to Note 11 for details on Sub-Accounts closed in prior years.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	P72 Sub-Account		P88 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(92,150)	$86,539	$(64,365)	$(8,352)
Net realized gains (losses)	2,174,705	1,489,550	662,574	(89,184)
Net change in unrealized appreciation/(depreciation)	1,234,891	866,374	1,454,887	1,230,697

Increase (decrease) in net assets from operations	3,317,446	2,442,463	2,053,096	1,133,161

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,850,314	683,218	14,527,483	2,540,557
Transfers between Sub-Accounts (including the Fixed Account), net	536,931	1,735,462	(2,051,318)	371,445
Withdrawals, surrenders, annuitizations and contract charges	(3,004,013)	(2,706,974)	(626,899)	(182,162)

Net accumulation activity	(616,768)	(288,294)	11,849,266	2,729,840

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(616,768)	(288,294)	11,849,266	2,729,840

Total increase (decrease) in net assets	2,700,678	2,154,169	13,902,362	3,863,001
Net assets at beginning of year	19,639,513	17,485,344	8,934,558	5,071,557

Net assets at end of year	$22,340,191	$19,639,513	$22,836,920	$8,934,558

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	P93 Sub-Account		P89 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$16,274	$1,717	$(22,567)	$(18,496)
Net realized gains (losses)	414,276	(30,053)	113,593	129,845
Net change in unrealized appreciation/(depreciation)	87,181	319,261	(151,044)	58,876

Increase (decrease) in net assets from operations	517,731	290,925	(60,018)	170,225

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,515,255	587,002	299,933	267,569
Transfers between Sub-Accounts (including the Fixed Account), net	(2,562,971)	284,142	809,055	189,380
Withdrawals, surrenders, annuitizations and contract charges	(263,865)	(117,465)	(136,167)	(66,649)

Net accumulation activity	1,688,419	753,679	972,821	390,300

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,688,419	753,679	972,821	390,300

Total increase (decrease) in net assets	2,206,150	1,044,604	912,803	560,525
Net assets at beginning of year	2,523,436	1,478,832	2,307,338	1,746,813

Net assets at end of year	$4,729,586	$2,523,436	$3,220,141	$2,307,338

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	P95 Sub-Account		P79 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$41,013	$38,618	$(40,515)	$(15,137)
Net realized gains (losses)	(26,255)	(23,832)	196,762	(6,829)
Net change in unrealized appreciation/(depreciation)	(8,850)	15,327	882,767	905,894

Increase (decrease) in net assets from operations	5,908	30,113	1,039,014	883,928

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	423,370	30,000	461,117	87,286
Transfers between Sub-Accounts (including the Fixed Account), net	116,668	103,826	112,874	15,390
Withdrawals, surrenders, annuitizations and contract charges	(70,706)	(65,644)	(449,727)	(122,542)

Net accumulation activity	469,332	68,182	124,264	(19,866)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	469,332	68,182	124,264	(19,866)

Total increase (decrease) in net assets	475,240	98,295	1,163,278	864,062
Net assets at beginning of year	959,082	860,787	4,116,156	3,252,094

Net assets at end of year	$1,434,322	$959,082	$5,279,434	$4,116,156

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	P80 Sub-Account		P81 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(13,008)	$(9,609)	$(13,307)	$(4,537)
Net realized gains (losses)	(37,588)	(36,430)	64,092	11,429
Net change in unrealized appreciation/(depreciation)	181,496	242,184	180,349	127,564

Increase (decrease) in net assets from operations	130,900	196,145	231,134	134,456

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	141,841	132,234	144,995	144,148
Transfers between Sub-Accounts (including the Fixed Account), net	(100,346)	272,294	99,969	272,834
Withdrawals, surrenders, annuitizations and contract charges	(85,919)	(23,318)	(22,280)	(9,959)

Net accumulation activity	(44,424)	381,210	222,684	407,023

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(44,424)	381,210	222,684	407,023

Total increase (decrease) in net assets	86,476	577,355	453,818	541,479
Net assets at beginning of year	1,043,174	465,819	919,260	377,781

Net assets at end of year	$1,129,650	$1,043,174	$1,373,078	$919,260

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	L36 Sub-Account		TBD Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$11,502	$9,158	$(124,806)	$(70,180)
Net realized gains (losses)	32,240	(5,597)	473,410	(206,628)
Net change in unrealized appreciation/(depreciation)	47,791	68,779	2,469,242	2,411,775

Increase (decrease) in net assets from operations	91,533	72,340	2,817,846	2,134,967

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	108,103	511,905	2,491,889	1,202,973
Transfers between Sub-Accounts (including the Fixed Account), net	(1,077)	(445)	425,523	439,002
Withdrawals, surrenders, annuitizations and contract charges	(62,461)	(18,956)	(332,342)	(255,514)

Net accumulation activity	44,565	492,504	2,585,070	1,386,461

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	44,565	492,504	2,585,070	1,386,461

Total increase (decrease) in net assets	136,098	564,844	5,402,916	3,521,428
Net assets at beginning of year	840,839	275,995	7,493,179	3,971,751

Net assets at end of year	$976,937	$840,839	$12,896,095	$7,493,179

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	TBE Sub-Account		TBF Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$18,524	$18,694	$(72,513)	$(47,502)
Net realized gains (losses)	303,119	88,572	557,004	164,793
Net change in unrealized appreciation/(depreciation)	(67,388)	109,525	(587,966)	142

Increase (decrease) in net assets from operations	254,255	216,791	(103,475)	117,433

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,270,853	519,697	1,446,361	1,038,030
Transfers between Sub-Accounts (including the Fixed Account), net	393,882	378,669	487,732	906,437
Withdrawals, surrenders, annuitizations and contract charges	(181,863)	(101,501)	(244,572)	(155,149)

Net accumulation activity	1,482,872	796,865	1,689,521	1,789,318

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,482,872	796,865	1,689,521	1,789,318

Total increase (decrease) in net assets	1,737,127	1,013,656	1,586,046	1,906,751
Net assets at beginning of year	2,954,684	1,941,028	5,055,843	3,149,092

Net assets at end of year	$4,691,811	$2,954,684	$6,641,889	$5,055,843

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	TP1 Sub-Account		TP2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(4,100)	$(3,892)	$16,834	$7,915
Net realized gains (losses)	39,729	(1,392)	11,085	202
Net change in unrealized appreciation/(depreciation)	280,648	307,269	79,971	138,541

Increase (decrease) in net assets from operations	316,277	301,985	107,890	146,658

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,110,450	571,211	485,920	863,734
Transfers between Sub-Accounts (including the Fixed Account), net	429,065	728,228	189,162	130,030
Withdrawals, surrenders, annuitizations and contract charges	(80,745)	(56,515)	(101,342)	(241,473)

Net accumulation activity	1,458,770	1,242,924	573,740	752,291

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,458,770	1,242,924	573,740	752,291

Total increase (decrease) in net assets	1,775,047	1,544,909	681,630	898,949
Net assets at beginning of year	2,753,666	1,208,757	1,921,881	1,022,932

Net assets at end of year	$4,528,713	$2,753,666	$2,603,511	$1,921,881

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	TP3 Sub-Account		TP4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$29,996	$18,787	$(1,479)	$1,522
Net realized gains (losses)	26,268	57,243	15,453	3,424
Net change in unrealized appreciation/(depreciation)	83,414	110,455	145,366	140,302

Increase (decrease) in net assets from operations	139,678	186,485	159,340	145,248

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	299,189	674,302	724,573	827,868
Transfers between Sub-Accounts (including the Fixed Account), net	156,698	94,372	25,646	(126,615)
Withdrawals, surrenders, annuitizations and contract charges	(307,384)	(60,823)	(56,016)	(41,796)

Net accumulation activity	148,503	707,851	694,203	659,457

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	148,503	707,851	694,203	659,457

Total increase (decrease) in net assets	288,181	894,336	853,543	804,705
Net assets at beginning of year	2,960,865	2,066,529	1,463,542	658,837

Net assets at end of year	$3,249,046	$2,960,865	$2,317,085	$1,463,542

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	TP5 Sub-Account		W41 Sub-Account[10]
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$43,535	$31,026	$—	$(986)
Net realized gains (losses)	201,536	26,676	—	(102,498)
Net change in unrealized appreciation/(depreciation)	577,999	987,703	—	119,443

Increase (decrease) in net assets from operations	823,070	1,045,405	—	15,959

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,747,357	2,924,187	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	93,841	(171,215)	—	(195,187)
Withdrawals, surrenders, annuitizations and contract charges	(631,963)	(589,159)	—	(2,252)

Net accumulation activity	2,209,235	2,163,813	—	(197,439)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,209,235	2,163,813	—	(197,439)

Total increase (decrease) in net assets	3,032,305	3,209,218	—	(181,480)
Net assets at beginning of year	10,487,258	7,278,040	—	181,480

Net assets at end of year	$13,519,563	$10,487,258	$—	$—

[10]	The activities for this Sub-Account are for the period from January 1, 2023 to April 21, 2023. Refer to Note 11 for details on Sub-Accounts closed in prior years.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	W42 Sub-Account		W50 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(3,590)	$(2,588)	$78,567	$26,003
Net realized gains (losses)	12,289	(17,057)	(41,151)	(28,147)
Net change in unrealized appreciation/(depreciation)	16,756	42,516	(60,628)	54,915

Increase (decrease) in net assets from operations	25,455	22,871	(23,212)	52,771

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	31,666	—	19,500	2,500
Transfers between Sub-Accounts (including the Fixed Account), net	(18,635)	190,053	159,888	131,569
Withdrawals, surrenders, annuitizations and contract charges	(39,749)	(38,859)	(169,103)	(30,441)

Net accumulation activity	(26,718)	151,194	10,285	103,628

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(26,718)	151,194	10,285	103,628

Total increase (decrease) in net assets	(1,263)	174,065	(12,927)	156,399
Net assets at beginning of year	209,908	35,843	1,140,226	983,827

Net assets at end of year	$208,645	$209,908	$1,127,299	$1,140,226

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Choice II contracts, Regatta Classic contracts, Regatta Extra contracts, Regatta Flex II contracts, Regatta Flex 4 contracts, Regatta Gold contracts, Regatta Platinum contracts, Masters Access contracts, Masters Choice contracts, Masters Choice II contracts, Masters Extra contracts, Masters Extra II contracts, Masters Flex contracts, Masters Flex II contracts, Masters I Share contracts, Masters IV contracts, Masters VII contracts, Masters Prime contracts, Accelerator Prime contracts (collectively the “Contracts”), and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts.” Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year.

The following Sub-Accounts were liquidated and merged with existing Sub-Accounts during the current year:

Closed Sub-Account	New Sub-Account	Effective Date
AM2	MD9	April 15, 2024
O23	V11	April 26, 2024
U43	MD9	December 6, 2024

The commencement date related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years) is as follows:

Sub-Account	Effective Date
F19	May 1, 2020
A19, A71, B19, B20, B21, B22, B23, L34, L35, L36, C92, F17, F18, S18, S21, S23, V17, V19, V20, V21,
M10, MV1, MV2, MV3, MV4, JF1, L19, V46, P80, P81, TP1, TP2, TP3, TP4, TP5, TBD, TBE, TBF	May 3, 2021

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2024. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account.” The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled, and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary, a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2024, noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2024, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2024. There were no transfers between levels during the year ended December 31, 2024.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders and optional living benefit riders are based on the average daily Variable Account assets and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations.

The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2024, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8	Level 9
Regatta	1.40%	—	—	—	—	—	—	—	—
Regatta Gold	1.25%	—	—	—	—	—	—	—	—
Regatta Classic	1.00%	—	—	—	—	—	—	—	—
Regatta Platinum	1.25%	—	—	—	—	—	—	—	—
Regatta Extra	1.30%	1.45%	1.55%	1.70%	—	—	—	—	—
Regatta Choice	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	—	—	—
Regatta Access	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	—	—	—
Regatta Flex 4	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	—	—	—
Regatta Flex II	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	—
Regatta Choice II	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	—	—
Masters Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%	—
Masters Choice	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%	—
Masters Access	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—	—	—
Masters Flex	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	—
Masters IV	1.25%	1.30%	1.35%	1.45%	1.50%	1.55%	1.60%	1.65%	1.75%
Masters VII	1.00%	1.05%	1.20%	1.25%	1.30%	1.35%	1.40%	1.50%	—
Masters Extra II	1.40%	1.80%	—	—	—	—	—	—	—
Masters Choice II	1.05%	1.30%	1.45%	—	—	—	—	—	—
Masters Flex II	1.30%	1.70%	—	—	—	—	—	—	—
Masters I Share	0.50%	—	—	—	—	—	—	—	—
Masters Prime	0.85%	—	—	—	—	—	—	—	—
Accelerator Prime	0.85%	—	—	—	—	—	—	—	—

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the average daily value of the contract invested in the Sub-Account attributable to Regatta, Masters VII, Masters Extra, Masters Extra II, Masters Choice and Masters Choice II, and at an effective annual rate of 0.20% of the average daily value of the contract invested in the Sub-Account attributable to Masters IV, Masters Access, Masters Flex, Masters Flex II, Masters Prime and Accelerator Prime. There are no distribution charges associated with the other contracts listed in Note 1.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Distribution and administrative expense charges (Continued)

Additionally, for Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Masters Extra, Masters Choice, Masters Access, Masters Flex, Masters IV, Masters VII, Masters Extra II, Masters Flex II, Masters I Share, Masters Choice II, Masters Prime contracts and Accelerator Prime contract, an administrative expense charge is deducted from the assets of the Variable Account at an annual effective rate equal to 0.15% of the average daily Variable Account value. This charge is designed to reimburse the Sponsor for expenses incurred in administering the Contracts, the accounts and the Variable Account that are not covered by the annual account administration fee (“Account Fee”). Distribution and administrative expense charges are reflected in the Statements of Operations.

Administration charges (“Account Fee”)

Each year on the account anniversary date, an Account Fee equal to the lesser of $30 or 2% of the participant’s account value in the case of Regatta Gold, $30 for Masters Prime and Accelerator Prime contracts, $35 in the case of Regatta Extra and Regatta Platinum contracts, and $50 for Regatta Choice, Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Masters Extra, Masters Choice, Masters Access, Masters Flex, Masters IV, Masters VII, Masters Extra II, Masters Flex II, Masters I Share, and Masters Choice II contracts (after account year 5, the Account Fee for Regatta Gold, Regatta Platinum, Regatta Extra, and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. The Account Fee related to contracts in the accumulation phase is reflected in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations, and contract charges” line item. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year and reflected under the line item “Annuity payments and contract charges” in the Statements of Changes in Net Assets.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta, Regatta Gold, Regatta Flex 4, and Regatta Platinum contracts; 8% for Regatta Extra, Regatta Choice II, Regatta Flex II, Masters Choice, Masters Choice II, Masters Flex, Masters Flex II, Masters Extra, Masters Extra II, Masters IV, Masters VII, Masters Prime and Accelerator Prime contracts; and for 7% for Regatta Choice if the contract holder requests a full withdrawal prior to reaching the pay-out phase. These charges are reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets.

Optional living benefit rider charges (“Benefit Fee”)

Benefit Fee is charged for optional living benefit riders elected by the contract holder. The benefit fee is deducted from the related account value as highlighted in the following table.

	Single Life Quarterly Charge	Joint Life Quarterly Charge	Single Life Annual Charge	Joint Life Annual Charge
Secured Returns	0.1000%	N/A	0.40%	N/A
Secured Returns 2	0.1250%	N/A	0.50%	N/A
Secured Returns for Life	0.1250%	N/A	0.50%	N/A
Secured Returns for Life Plus	0.1250%	N/A	0.50%	N/A
Income on Demand	0.1625%	0.2125%	0.65%	0.85%
Income on Demand II	0.1625%	0.2125%	0.65%	0.85%
Retirement Asset Protector	0.1875%	N/A	0.75%	N/A
Retirement Income Escalator	0.1875%	0.2375%	0.75%	0.95%
Income Advisor	0.2250%	0.2750%	0.90%	1.10%
Income on Demand II Plus	0.2375%	0.2875%	0.95%	1.15%
Income on Demand II Escalator	0.2375%	0.2875%	0.95%	1.15%
Retirement Income Escalator II	0.2375%	0.2875%	0.95%	1.15%
Income Riser	0.2750%	0.3250%	1.10%	1.30%
Income on Demand III Escalator	0.2750%	0.3250%	1.10%	1.30%
Income Riser III	0.2750%	0.3000%	1.10%	1.20%
Income Maximizer	0.2750%	0.3000%	1.10%	1.20%
Income Maximizer Plus	0.3125%	0.3625%	1.25%	1.45%

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges (“Benefit Fee”) (Continued)

Income Advisor was only available on Masters I Share contracts. Income Maximizer, Income Maximizer Plus, and Income Riser III were available on Masters Choice II contracts, Masters Extra II contracts, and Masters Flex II contracts. The remaining optional living benefits above were available on Masters Extra, Masters Choice, Masters Flex, and Masters Access contracts.

Secured Returns for Life and Secured Returns for Life Plus were the only optional living benefits available on Masters IV and Masters VII contracts.

Secured Returns, Secured Returns 2, Secured Returns for Life, Secured Returns for Life Plus, Income on Demand, and Retirement Asset Protector were the only optional living benefits available on Regatta Flex II and Regatta Choice II contracts.

Benefit Fee is reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of at least 3% or 4% per year. The Individual Annuitant Mortality Tables utilized are subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

	Purchases	Sales
AL1	$1,746,850	$5,326,607
AO5	1,450,001	9,021,520
A71	166,481	64,139
AM2	9,535	2,835,440
A98	1,360,026	3,971,029
AC4	4,545,930	1,238,905
A19	2,644,142	282,745
A74	1,550,766	3,219,133
AP0	16,170,589	4,036,851
AQ1	10,358,329	1,860,168
AQ2	2,598,849	405,041
AS3	38,278,808	6,501,422
AS6	5,645,138	740,822
AQ3	915,287	174,525
AX1	4,469,338	738,142
B21	8,051,132	759,980
B19	6,635,645	143,857
B20	512,907	86,155
B18	32,175,805	51,007,668
B22	871,983	88,888
B23	523,230	57,526
L33	989,506	289,549
L34	483,829	66,318
L35	530,969	127,237
C71	1,085	4,561
C59	40,939	103,008
C60	3,180,970	15,988,262
C89	98,832	15,222
C90	684,393	3,610,600
C58	454,893	699,359
C91	373,970	675,640
C92	9,226,331	3,993,572
FD7	11,050,818	20,612,516
F24	20,314,095	40,503,216
F88	160,071	438,906
FB9	545,199	1,170,894
F15	1,654,275	4,080,740
F41	9,232,689	15,062,943
FE3	11,849,189	29,286,315
F17	407,505	81,489
F18	240,361	79,879
F19	2,693,748	819,004
L36	161,861	75,380
T21	1,054,655	2,737,350
S23	131,468	18,535

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
T20	7,122,249	11,535,311
FE6	599,682	3,097,599
S18	989,092	161,780
T59	330,980	369,800
F56	763,991	1,973,753
F59	3,437,007	7,184,673
FF0	8,932,689	1,417,965
F54	7,806,478	19,195,341
FG8	256,639	114,644
S21	1,562,256	586,295
F53	1,285,529	3,661,812
FJ9	1,028,722	176,546
T28	795,517	1,569,454
FJ0	3,899	15,790
G03	553,103	372,264
V35	551,132	975,244
V13	2,700,354	5,032,433
AB3	844,137	58,103
V11	35,949,167	19,451,750
AC1	262,243	331,722
V17	1,062,478	312,914
V19	113,066	93,623
V20	3,100,152	805,299
MV1	36,070,337	2,270,673
MV2	2,353,938	142,807
MV3	2,941,782	575,029
MV4	371,891	126,952
J88	5,836,499	6,864,101
J94	3,565,361	4,372,013
L11	1,546,936	4,559,171
L42	36,101	16,807
L16	1,584,788	489,983
L18	1,131,685	6,220,120
L17	1,828,691	5,531,471
L19	376,829	88,499
M07	21,601,001	40,951,951
M35	22,498,422	34,852,206
M31	14,877,427	27,848,840
M80	4,394,473	6,211,307

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
M10	76,794	5,932
MF1	2,388,474	4,450,707
M41	5,929,896	6,050,643
M05	1,600,765	7,598,425
M42	2,037,519	7,356,271
M89	29,271,137	52,954,572
M82	7,915,182	20,788,974
M44	5,370,229	13,359,925
M40	6,549,201	10,002,014
M83	21,254,515	33,205,622
M08	9,683,095	14,574,875
MB6	25,138,422	47,399,899
MB7	5,458,312	13,355,820
MC0	2,686,720	6,109,714
MA0	9,445,449	15,466,076
MC2	6,042,203	15,764,018
MC1	4,364,398	10,844,346
MC3	714,267	2,612,040
MA1	360,511	2,280,030
MC4	370,622	959,510
MC5	118,511	52,649
MC6	3,835,112	6,373,600
MC7	1,326,040	604,630
MC8	5,091,466	11,837,308
MC9	272,447	618,860
MD0	1,227,631	6,366,730
M92	10,200,135	56,586,750
M96	7,773,260	10,643,985
MD2	17,415,491	18,938,996
MA6	3,868,362	6,887,011
MA3	2,323,587	3,721,406
M97	1,884,057	5,678,586
MD5	742,835	2,665,072
M98	2,485,295	6,455,753
M93	5,873,325	11,105,863
MD6	32,094,700	49,497,856
MB3	3,130,164	4,391,620
MD8	13,441,729	14,353,634
MD9	25,882,751	31,131,084
ME2	920,437	2,423,676
ME3	2,545,809	5,559,682
MA5	2,189,837	3,361,228
MA7	138,237	282,294
ME4	1,338,420	3,150,472
MA2	3,740,195	2,780,453
MF3	4,896,734	9,653,626
MF5	15,317,931	52,866,649
MF6	172,231	292,163
MF7	6,816,263	9,224,381

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
MF9	12,328,430	44,123,238
MG1	10,418,598	13,946,920
MF2	17,102,009	24,553,480
MG2	7,434,034	13,551,120
MG3	1,711,532	3,844,454
MG4	2,359,082	3,925,520
MG6	45,949,393	169,819,596
MG7	1,221,883	1,782,333
U43	316,389	2,004,168
U41	1,032,626	333,533
V44	3,444,462	7,984,363
V43	477,846	2,362,380
O19	888,538	4,595,553
O23	837,800	12,015,702
O20	1,067,123	2,515,240
O21	12,650,641	31,810,001
O04	276,434	762,268
PH2	12,664	33,386
P08	1,722,101	3,190,513
PC0	989,424	2,237,904
P70	505,440	344,127
P10	1,875,631	3,416,885
PK8	547,655	827,293
P20	7,424	14,626
PM5	232,395	79,984
PD6	12,960,954	50,956,485
P06	2,502,907	4,377,963
P07	12,060,178	16,234,300
P68	1,174,868	973,777
P72	5,034,415	4,781,413
P88	16,775,549	4,991,239
P93	5,036,521	3,331,995
P89	1,330,555	270,558
P95	599,435	89,153
P79	871,158	758,685
P80	170,292	227,793
P81	530,504	313,176
TBD	3,623,638	612,263
TBE	2,071,136	261,582
TBF	2,605,233	375,762
TP1	1,596,115	108,409
TP2	725,880	124,032
TP3	856,242	655,398
TP4	780,279	83,694
TP5	3,167,786	745,928
W42	39,653	69,981
W50	259,265	170,488

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AL1	65,555	297,788	(232,233)
AO5	90,467	626,803	(536,336)
A71	10,155	4,409	5,746
AM2	3,663	263,492	(259,829)
A98	144,335	470,787	(326,452)
AC4	298,983	68,378	230,605
A19	338,921	30,951	307,970
A74	50,388	134,923	(84,535)
AP0	1,265,473	212,442	1,053,031
AQ1	712,594	115,564	597,030
AQ2	284,009	41,457	242,552
AS3	2,981,248	561,379	2,419,869
AS6	478,211	52,569	425,642
AQ3	93,591	14,544	79,047
AX1	417,797	63,276	354,521
B21	624,695	58,037	566,658
B19	311,429	9,722	301,707
B20	26,222	6,046	20,176
B18	681,485	2,386,007	(1,704,522)
B22	59,523	5,936	53,587
B23	54,806	5,389	49,417
L33	97,383	25,669	71,714
L34	29,382	4,693	24,689
L35	26,171	8,795	17,376
C71	14	129	(115)
C59	1,250	3,059	(1,809)
C60	126,007	515,458	(389,451)
C89	4,025	454	3,571
C90	28,307	126,085	(97,778)
C58	27,101	50,053	(22,952)
C91	40,206	52,196	(11,990)
C92	823,301	336,653	486,648
FD7	248,365	671,205	(422,840)
F24	193,029	924,049	(731,020)
F88	28,594	43,972	(15,378)
FB9	16,637	60,943	(44,306)
F15	57,530	185,420	(127,890)
F41	85,404	465,614	(380,210)
FE3	593,718	1,634,444	(1,040,726)
F17	22,452	5,676	16,776
F18	20,734	7,062	13,672
F19	243,074	77,662	165,412
L36	10,585	5,986	4,599
T21	32,078	161,592	(129,514)
S23	13,611	1,612	11,999
T20	308,591	528,042	(219,451)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
FE6	19,751	158,293	(138,542)
S18	89,489	13,097	76,392
T59	43,898	43,464	434
F56	25,679	69,106	(43,427)
F59	107,124	383,763	(276,639)
FF0	710,953	98,959	611,994
F54	166,710	584,666	(417,956)
FG8	18,533	6,970	11,563
S21	108,143	45,737	62,406
F53	16,512	64,783	(48,271)
FJ9	88,929	11,007	77,922
T28	39,112	107,723	(68,611)
FJ0	133	1,254	(1,121)
G03	14,122	26,104	(11,982)
V35	14,853	30,214	(15,361)
V13	54,257	175,253	(120,996)
AB3	89,829	9,035	80,794
V11	2,290,155	1,013,798	1,276,357
AC1	13,221	17,696	(4,475)
V17	113,284	29,906	83,378
V19	4,839	7,326	(2,487)
V20	233,474	65,825	167,649
MV1	3,115,471	180,180	2,935,291
MV2	193,605	11,351	182,254
MV3	242,390	43,242	199,148
MV4	24,456	10,141	14,315
J88	535,095	706,959	(171,864)
J94	76,339	102,119	(25,780)
L11	106,770	399,141	(292,371)
L42	3,757	1,262	2,495
L16	141,200	47,197	94,003
L18	34,146	150,192	(116,046)
L17	17,913	142,317	(124,404)
L19	30,549	7,610	22,939
M07	412,506	2,194,848	(1,782,342)
M35	657,807	1,952,948	(1,295,141)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
M31	109,981	466,029	(356,048)
M80	116,719	104,217	12,502
M10	4,760	282	4,478
MF1	65,430	208,779	(143,349)
M41	301,778	149,443	152,335
M05	93,690	359,434	(265,744)
M42	119,545	346,856	(227,311)
M89	2,088,509	4,913,093	(2,824,584)
M82	85,952	572,682	(486,730)
M44	169,926	840,501	(670,575)
M40	368,791	652,024	(283,233)
M83	323,787	1,306,448	(982,661)
M08	141,526	548,404	(406,878)
MB6	199,424	765,839	(566,415)
MB7	50,248	230,487	(180,239)
MC0	74,994	246,654	(171,660)
MA0	422,603	834,837	(412,234)
MC2	47,444	274,774	(227,330)
MC1	111,938	350,405	(238,467)
MC3	19,147	84,425	(65,278)
MA1	11,588	136,376	(124,788)
MC4	26,983	61,719	(34,736)
MC5	10,735	3,753	6,982
MC6	17,808	88,629	(70,821)
MC7	48,832	26,967	21,865
MC8	43,055	273,574	(230,519)
MC9	2,857	16,384	(13,527)
MD0	33,290	184,739	(151,449)
M92	691,518	3,632,904	(2,941,386)
M96	416,940	634,856	(217,916)
MD2	1,379,984	1,645,305	(265,321)
MA6	93,537	238,915	(145,378)
MA3	50,537	149,361	(98,824)
M97	59,103	168,313	(109,210)
MD5	40,417	125,612	(85,195)
M98	25,814	124,854	(99,040)
M93	156,155	468,266	(312,111)
MD6	211,258	1,079,796	(868,538)
MB3	11,270	76,627	(65,357)
MD8	1,189,884	1,373,579	(183,695)
MD9	2,647,692	3,528,448	(880,756)
ME2	27,611	90,124	(62,513)
ME3	85,766	187,445	(101,679)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
MA5	80,021	154,217	(74,196)
MA7	2,979	13,583	(10,604)
ME4	38,190	89,431	(51,241)
MA2	297,569	144,866	152,703
MF3	261,482	347,810	(86,328)
MF5	649,201	2,724,194	(2,074,993)
MF6	4,763	8,287	(3,524)
MF7	338,822	416,701	(77,879)
MF9	190,738	1,315,494	(1,124,756)
MG1	856,471	1,297,732	(441,261)
MF2	1,342,932	2,304,724	(961,792)
MG2	609,257	1,348,199	(738,942)
MG3	33,230	114,645	(81,415)
MG4	101,127	129,938	(28,811)
MG6	961,687	6,427,173	(5,465,486)
MG7	39,233	63,151	(23,918)
U43	28,058	174,420	(146,362)
U41	106,048	30,242	75,806
V44	400,355	498,193	(97,838)
V43	16,310	60,718	(44,408)
O19	16,165	75,325	(59,160)
O23	53,858	1,056,941	(1,003,083)
O20	12,582	56,808	(44,226)
O21	76,770	640,353	(563,583)
O04	2,295	11,369	(9,074)
PH2	86	1,349	(1,263)
P08	59,138	175,463	(116,325)
PC0	32,705	152,300	(119,595)
P70	40,212	30,918	9,294
P10	250,141	475,885	(225,744)
PK8	10,109	27,185	(17,076)
P20	126	1,075	(949)
PM5	22,183	8,066	14,117
PD6	338,591	2,940,928	(2,602,337)
P06	144,151	269,764	(125,613)
P07	619,295	1,007,756	(388,461)
P68	132,393	123,120	9,273
P72	200,079	137,654	62,425
P88	1,452,833	420,190	1,032,643
P93	441,954	286,600	155,354
P89	94,622	18,942	75,680
P95	65,974	12,666	53,308

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
P79	61,853	42,289	19,564
P80	18,378	24,207	(5,829)
P81	44,301	24,191	20,110
TBD	271,552	48,290	223,262
TBE	139,220	19,667	119,553
TBF	197,507	33,155	164,352
TP1	140,567	7,403	133,164
TP2	65,242	9,648	55,594
TP3	75,147	60,122	15,025
TP4	71,050	5,787	65,263
TP5	272,031	59,254	212,777
W42	1,239	2,033	(794)
W50	20,065	18,179	1,886

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AL1	112,172	298,104	(185,932)
AO5	137,156	660,211	(523,055)
A71	16,326	8,410	7,916
AM2	22,695	67,159	(44,464)
A98	197,011	605,687	(408,676)
AC4	224,613	93,350	131,263
A19	183,963	9,708	174,255
A74	96,207	132,460	(36,253)
AP0	821,122	227,878	593,244
AQ1	345,920	91,381	254,539
AQ2	115,925	21,097	94,828
AS3	2,025,094	179,738	1,845,356
AS6	228,341	72,468	155,873
AQ3	75,639	17,862	57,777
AX1	527,493	61,387	466,106
B21	441,940	47,358	394,582
B19	98,134	11,102	87,032
B20	80,360	3,440	76,920
B18	622,103	2,737,451	(2,115,348)
B22	59,373	20,216	39,157
B23	31,952	9,945	22,007
L33	101,602	13,250	88,352
L34	27,936	1,951	25,985
L35	32,355	12,770	19,585
C71	1,891	4,906	(3,015)
C59	—	589	(589)
C60	92,881	652,667	(559,786)
C90	70,564	252,712	(182,148)
C58	21,456	71,756	(50,300)
C91	118,195	42,819	75,376
C92	493,542	15,443	478,099
FD7	225,444	852,169	(626,725)
F24	149,498	985,947	(836,449)
F88	670	7,089	(6,419)
FB9	24,361	76,880	(52,519)
F15	24,581	154,941	(130,360)
F41	127,824	418,721	(290,897)
FE3	743,339	1,920,951	(1,177,612)
F17	77,649	13,086	64,563
F18	35,781	6,240	29,541
F19	235,516	25,497	210,019
L36	57,450	3,820	53,630
T21	75,135	184,204	(109,069)
S23	23,945	2,542	21,403
T20	201,637	717,070	(515,433)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
FE6	24,855	147,051	(122,196)
S18	98,919	5,770	93,149
T59	22,893	48,749	(25,856)
F56	27,443	105,435	(77,992)
F59	120,714	352,653	(231,939)
FF0	740,279	62,543	677,736
F54	265,261	653,592	(388,331)
FG8	45,806	8,184	37,622
S21	124,436	5,322	119,114
F53	27,239	79,982	(52,743)
FJ9	92,015	6,720	85,295
T28	41,171	122,533	(81,362)
FJ0	121	442	(321)
G03	13,397	19,561	(6,164)
V35	19,009	53,019	(34,010)
V13	56,189	199,599	(143,410)
AB3	37,553	22,025	15,528
V11	1,004,032	644,668	359,364
AC1	12,406	40,750	(28,344)
V17	173,988	15,283	158,705
V19	41,172	7,971	33,201
V20	264,998	29,652	235,346
MV1	3,072,913	97,662	2,975,251
MV2	125,430	12,898	112,532
MV3	238,090	43,004	195,086
MV4	44,131	8,243	35,888
J88	685,306	608,697	76,609
JF1	36,256	123,325	(87,069)
JF0	10,072	105,615	(95,543)
J94	61,941	88,531	(26,590)
L11	94,364	513,575	(419,211)
L42	3,346	2,043	1,303
L16	136,065	27,530	108,535
L18	41,054	83,013	(41,959)
L17	30,876	148,870	(117,994)
L19	53,824	12,935	40,889
M07	628,071	2,415,436	(1,787,365)
M35	770,166	2,510,742	(1,740,576)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
M31	97,516	396,584	(299,068)
M80	134,543	94,734	39,809
M10	6,067	201	5,866
MF1	46,578	154,804	(108,226)
M41	128,957	143,392	(14,435)
M05	98,230	294,448	(196,218)
M42	217,340	292,828	(75,488)
M89	2,409,571	4,808,457	(2,398,886)
M82	143,687	688,360	(544,673)
M44	209,546	955,614	(746,068)
M40	295,653	360,834	(65,181)
M83	462,854	1,336,005	(873,151)
M08	277,857	641,448	(363,591)
MB6	170,105	785,677	(615,572)
MB7	53,197	279,882	(226,685)
MC0	90,991	244,549	(153,558)
MA0	569,219	813,627	(244,408)
MC2	81,345	331,643	(250,298)
MC1	93,011	263,250	(170,239)
MC3	31,140	69,118	(37,978)
MA1	68,659	154,778	(86,119)
MC4	19,987	59,877	(39,890)
MC5	5,898	9,167	(3,269)
MC6	24,199	112,783	(88,584)
MC7	147,281	50,716	96,565
MC8	42,343	264,391	(222,048)
MC9	5,272	20,593	(15,321)
MD0	23,946	129,722	(105,776)
M92	839,553	4,349,717	(3,510,164)
M96	351,504	604,351	(252,847)
MD2	1,021,179	1,432,056	(410,877)
MA6	76,917	216,482	(139,565)
MA3	85,959	239,346	(153,387)
M97	76,677	136,200	(59,523)
MD5	43,696	112,626	(68,930)
M98	28,398	105,333	(76,935)
M93	129,201	595,439	(466,238)
MD6	258,443	1,225,452	(967,009)
MB3	43,363	150,273	(106,910)
MD8	1,174,142	1,272,828	(98,686)
MD9	3,905,394	3,574,459	330,935
ME2	19,225	97,111	(77,886)
ME3	97,209	223,310	(126,101)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
MA5	84,514	162,089	(77,575)
MA7	3,040	15,697	(12,657)
ME4	58,971	99,851	(40,880)
MA2	173,031	168,511	4,520
MF3	187,539	309,430	(121,891)
MF5	624,770	2,821,000	(2,196,230)
MF6	2,358	4,779	(2,421)
MF7	236,844	355,058	(118,214)
MF9	301,753	1,189,325	(887,572)
MG1	815,616	1,497,044	(681,428)
MF2	1,111,548	2,381,814	(1,270,266)
MG2	831,611	1,852,784	(1,021,173)
MG3	65,618	132,534	(66,916)
MG4	74,637	149,578	(74,941)
MG6	1,029,503	5,612,693	(4,583,190)
MG7	84,369	61,435	22,934
V46	2,997	22,279	(19,282)
V45	41,932	225,896	(183,964)
U43	38,703	16,254	22,449
U41	58,664	5,182	53,482
V44	541,440	375,005	166,435
V43	22,574	75,595	(53,021)
O19	6,676	56,264	(49,588)
O23	267,321	144,495	122,826
O20	10,755	78,036	(67,281)
O21	114,317	664,429	(550,112)
O04	4,796	11,515	(6,719)
PH2	35	1,969	(1,934)
P08	96,294	145,799	(49,505)
PC0	43,232	128,243	(85,011)
P70	57,161	50,878	6,283
P10	560,875	517,244	43,631
PK8	12,143	34,884	(22,741)
P20	215	1,183	(968)
PM5	11,694	7,706	3,988
PD6	287,814	3,000,953	(2,713,139)
P06	131,652	234,866	(103,214)
P07	562,626	1,035,860	(473,234)
P68	86,063	34,042	52,021
PI3	59,786	1,141,355	(1,081,569)
P72	246,517	206,162	40,355
P88	327,354	50,309	277,045
P93	93,174	13,947	79,227
P89	48,365	12,708	35,657
P95	15,281	7,706	7,575

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
P79	32,623	27,266	5,357
P80	59,925	5,016	54,909
P81	43,972	1,102	42,870
TBD	214,460	44,420	170,040
TBE	99,188	20,799	78,389
TBF	202,583	8,109	194,474
TP1	148,638	14,897	133,741
TP2	106,232	25,634	80,598
TP3	83,178	8,678	74,500
TP4	97,697	27,442	70,255
TP5	331,451	96,706	234,745
W41	—	7,761	(7,761)
W42	7,098	1,645	5,453
W50	22,929	11,776	11,153

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

10. SEGMENT REPORTING

The Variable Account derives revenues from the variable portion of certain variable annuity products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker (“CODM”) for overseeing the Variable Account’s variable annuity insurance products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2024 and the Statement of Assets and Liabilities for segment assets at December 31, 2024.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value lowest to highest[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AL1
2024	1,520,850	$12.3130	to	$16.8419	$25,339,998	1.75%	1.20%	to	2.10%	7.27%	to	6.29%
2023	1,753,083	11.4788	to	15.8453	27,670,614	0.88	1.20	to	2.10	11.31	to	10.31
2022	1,939,015	10.3121	to	14.0439	28,178,362	3.07	1.20	to	2.25	(20.13)	to	(20.97)
2021	2,014,030	12.9119	to	17.7714	37,656,065	0.25	1.20	to	2.25	11.84	to	10.83
2020	2,137,310	11.5276	to	16.0348	37,181,804	2.14	1.20	to	2.25	7.94	to	6.80
AO5
2024	3,137,878	15.9236	to	13.0333	43,842,350	1.07	0.65	to	2.10	9.70	to	8.10
2023	3,674,214	14.5151	to	12.0566	47,265,069	0.60	0.65	to	2.10	12.74	to	11.11
2022	4,197,269	12.8746	to	10.8508	48,365,384	2.53	0.65	to	2.10	(19.20)	to	(20.37)
2021	4,623,947	15.9347	to	13.6271	66,586,510	1.54	0.65	to	2.10	8.57	to	6.99
2020	5,255,164	14.6773	to	12.7364	70,406,634	1.52	0.65	to	2.10	4.18	to	2.66
A71
2024	75,636	12.6335			955,560	1.23	1.20			11.40
2023	69,890	11.3402			792,522	1.28	1.20			10.39
2022	61,974	10.2730			636,631	1.20	1.20			(5.56)
2021	33,829	10.8779			367,989	0.11	1.20			7.21
AM2[5]
2023	259,829	11.4580	to	10.0777	2,838,970	—	1.35	to	2.15	10.85	to	9.96
2022	304,293	10.3369	to	9.1652	3,007,124	—	1.35	to	2.15	(28.78)	to	(29.35)
2021	303,416	14.5136	to	12.9729	4,219,091	—	1.35	to	2.15	6.55	to	5.70
2020	318,328	13.6210	to	12.2738	4,166,019	1.10	1.35	to	2.15	27.85	to	26.82
A98
2024	2,122,788	8.6163	to	7.5820	17,309,302	2.23	1.35	to	2.10	3.39	to	2.60
2023	2,449,240	8.3340	to	7.3898	19,405,577	0.66	1.35	to	2.10	13.29	to	12.44
2022	2,857,916	7.3564	to	6.5723	20,038,001	4.09	1.35	to	2.10	(14.95)	to	(15.59)
2021	3,189,961	8.7107	to	7.7865	26,386,762	1.65	1.30	to	2.10	9.42	to	8.54
2020	3,473,643	7.9610	to	7.1739	26,366,188	1.58	1.30	to	2.10	0.88	to	0.07
AC4
2024	1,138,213	13.7187	to	22.8940	18,989,091	—	1.20			23.45
2023	907,608	11.1131	to	18.5458	12,970,289	—	1.20			33.18
2022	776,345	8.3444	to	13.9253	8,884,821	—	1.20			(29.54)
2021	500,374	11.8428	to	19.7634	9,353,531	—	1.20			17.04	to	27.11
2020	70,235	15.5480			1,092,017	—	1.20			33.53
A19
2024	789,933	8.5026			6,716,430	—	1.20			17.02
2023	481,963	7.2662			3,501,763	—	1.20			16.32
2022	307,708	6.2467			1,922,091	—	1.20			(39.99)
2021	73,527	10.4096			765,385	—	1.20			1.45
A74
2024	829,981	13.6706	to	28.7381	14,693,687	0.62	1.20	to	2.10	8.39	to	7.41
2023	914,516	12.6120	to	26.7563	15,778,279	0.80	1.35	to	2.10	15.29	to	14.43
2022	950,769	10.9225	to	23.3827	14,954,000	0.88	1.35	to	2.10	(16.82)	to	(17.57)
2021	774,469	13.1317	to	27.7803	16,810,572	0.61	1.20	to	2.30	33.98	to	32.51
2020	562,812	24.4834	to	20.9653	12,306,296	0.81	0.65	to	2.30	2.38	to	0.69
AP0
2024	4,069,562	13.5776	to	24.3149	65,168,401	0.17	1.20			29.71
2023	3,016,531	10.4674	to	18.7452	40,344,254	0.17	1.20			36.49
2022	2,423,287	7.6690	to	13.7337	25,621,145	0.11	1.20			(30.95)
2021	1,437,833	11.1065	to	19.8895	26,106,356	0.06	1.20			10.95
2020	270,332	16.5431			4,472,124	0.17	1.20			49.90
AQ1
2024	2,060,464	13.8830	to	18.6371	30,776,571	0.83	1.20			22.43
2023	1,463,434	11.3400	to	15.2233	18,612,063	1.27	1.20			24.32
2022	1,208,895	9.1213	to	12.2447	12,776,456	1.25	1.20			(17.70)
2021	694,402	11.0832	to	14.8784	9,831,200	1.27	1.20			10.02
2020	40,047	12.1636			487,112	1.96	1.20			11.89

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AQ2
2024	636,143	$10.5843	to	$8.6698	$5,745,785	0.93%	1.20%				1.69%
2023	393,591	10.4087	to	8.5259	3,579,432	1.20	1.20				14.18
2022	298,763	7.4672	to	9.1161	2,430,476	1.80	1.20				(21.97)
2021	183,701	11.6821			2,010,502	3.88	1.20				(2.89)
2020	8,469	12.0297			101,879	1.23	1.20				12.30
AS3
2024	9,304,787	15.1153	to	11.7223	113,902,844	1.84	1.20				14.71
2023	6,884,918	13.1769	to	10.2190	74,567,315	2.09	1.20				12.66
2022	5,039,562	9.0704	to	11.6958	49,244,772	2.01	1.20				(14.69)
2021	2,536,551	13.7104			31,697,953	2.05	1.20				13.47
2020	162,665	12.0830			1,965,479	2.76	1.20				10.81
AS6
2024	1,315,042	10.6087	to	16.8483	15,864,429	1.26	1.20				12.02
2023	889,400	9.4705	to	15.0405	10,151,639	0.74	1.20				20.83
2022	733,527	7.8375	to	12.4472	7,347,333	0.49	1.20				(25.82)
2021	430,184	10.5652			6,483,683	0.17	1.20				5.56
2020	61,464	14.6227			898,766	0.05	1.20				28.61
AQ3
2024	332,119	9.1839	to	13.3524	3,447,370	1.11	1.20				5.05
2023	253,072	8.7425	to	12.7106	2,596,299	1.35	1.20				14.29
2022	195,295	7.6494	to	11.1215	1,847,450	1.19	1.20				(23.18)
2021	132,867	9.9579	to	14.4777	1,782,982	0.83	1.20				(1.11)
2020	27,209	14.0047			381,060	—	1.20				21.81
AX1
2024	1,365,674	10.4476	to	12.9177	14,516,563	1.55	1.20				5.04
2023	1,011,153	9.9465	to	12.2981	10,290,052	1.60	1.20				12.09
2022	545,047	8.8734	to	10.9713	5,027,940	—	1.20				(15.75)
2021	233,724	10.5325			2,700,565	1.31	1.20				5.16
2020	13,914	11.9321			166,024	2.75	1.20				8.68
B21
2024	1,649,507	11.0868			18,287,797	2.04	1.20				10.02
2023	1,082,849	10.0775			10,911,667	2.29	1.20				13.94
2022	688,267	8.8446			6,087,231	2.53	1.20				(16.05)
2021	230,503	10.5357			2,428,504	6.26	1.20				5.04
B19
2024	598,418	13.1412			7,864,002	—	1.20				30.34
2023	296,711	10.0820			2,991,267	—	1.20				46.82
2022	209,679	6.8669			1,439,792	—	1.20				(38.56)
2021	64,269	11.1757			718,256	—	1.20				11.50
B20
2024	186,705	11.7596			2,195,595	2.15	1.20				8.38
2023	166,529	10.8501			1,806,755	1.92	1.20				10.66
2022	89,609	9.8053			878,619	1.66	1.20				(5.25)
2021	17,505	10.3486			181,156	0.89	1.20				1.93
B18
2024	12,784,846	19.5994	to	19.7550	255,753,685	1.38	0.65	to	2.10	8.21	to	6.63
2023	14,489,368	18.1117	to	17.8252	275,243,028	2.39	0.65	to	2.35	11.76	to	9.87
2022	16,604,716	16.2057	to	16.2239	287,231,446	0.00	0.65	to	2.35	(16.62)	to	(18.03)
2021	18,259,602	19.4355	to	19.7927	387,539,634	0.81	0.65	to	2.35	5.72	to	3.93
2020	19,276,712	18.3831	to	19.0442	400,737,513	1.21	0.65	to	2.35	19.92	to	17.88
B22
2024	155,259	13.2075			2,050,623	—	1.20				29.80
2023	101,672	10.1750			1,034,465	—	1.20				50.65
2022	62,515	6.7539			422,206	—	1.20				(38.99)
2021	25,400	11.0704			281,184	—	1.20				10.51
B23
2024	140,868	8.8316			1,244,028	3.72	1.20				(0.08)
2023	91,451	8.8388			808,194	3.61	1.20				4.17
2022	69,444	8.4852			589,226	2.24	1.20				(15.28)
2021	22,673	10.0161			227,303	0.80	1.20				(0.02)
L33
2024	335,739	9.8726	to	13.9485	3,512,207	0.33	1.20				8.41
2023	264,025	9.1070	to	12.8669	2,609,168	0.02	1.20				11.28
2022	175,673	8.1842	to	11.5631	1,614,479	0.12	1.20				(26.39)
2021	88,293	11.1190	to	15.7096	1,216,470	0.02	1.20				9.79
2020	4,516	12.3843			55,923	0.05	1.20				13.72

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
L34
2024	83,608	$13.7078			$1,146,094	0.47%	1.20%			20.89%
2023	58,919	11.3392			668,054	0.91	1.20			17.97
2022	32,934	9.6121			316,560	0.96	1.20			(13.69)
2021	12,436	11.1371			138,498	0.75	1.20			10.08
L35
2024	134,609	13.4909			1,816,003	1.07	1.20			15.28
2023	117,233	11.7027			1,371,864	2.14	1.20			12.65
2022	97,648	10.3887			1,014,400	1.35	1.20			(9.33)
2021	64,069	11.4573			734,056	1.96	1.20			12.25
C71
2024	268	34.9015	to	34.2145	9,351	0.58	1.65	to	1.75	6.87	to	6.76
2023	383	32.6578	to	32.0467	12,468	0.17	1.65	to	1.75	19.67	to	19.55
2022	3,398	27.2894	to	26.8050	92,683	0.49	1.65	to	1.75	(10.47)	to	(10.56)
2021	3,523	30.4800	to	29.9683	107,322	0.23	1.65	to	1.75	26.69	to	26.56
2020	914	24.0595	to	23.6788	21,954	0.34	1.65	to	1.75	6.80	to	6.70
C59
2024	1,077	35.1578	to	33.6531	36,878	—	1.35	to	1.85	29.55	to	28.89
2023	2,886	27.1386	to	26.1093	76,940	—	1.35	to	1.85	41.24	to	40.54
2022	3,475	19.2139	to	18.5781	65,648	—	1.35	to	1.85	(32.31)	to	(32.65)
2021	3,071	28.3838	to	27.5830	85,976	—	1.35	to	1.85	27.00	to	26.36
2020	3,327	22.3496	to	21.8286	73,499	—	1.35	to	1.85	32.92	to	32.25
C60
2024	1,267,054	36.5842	to	32.2254	42,348,236	—	0.65	to	2.10	30.15	to	28.25
2023	1,656,505	28.1085	to	25.1268	43,025,241	—	0.65	to	2.10	41.84	to	39.79
2022	2,216,291	19.8166	to	17.9740	40,965,907	—	0.65	to	2.10	(31.98)	to	(32.96)
2021	2,064,095	29.1324	to	26.8124	56,678,746	—	0.65	to	2.10	27.52	to	25.67
2020	2,552,106	22.8455	to	21.3353	55,532,553	—	0.65	to	2.10	33.54	to	31.59
C89
2024	5,697	30.6233	to	29.8278	170,610	—	1.35	to	1.65	19.77	to	19.41
2023	2,126	25.5680	to	24.9800	53,611	—	1.35	to	1.65	37.66	to	37.25
2022	2,126	18.5726	to	18.2004	39,014	—	1.35	to	1.65	(28.97)	to	(29.19)
2021	2,122	26.1488	to	25.2651	54,924	—	1.35	to	1.95	16.98	to	16.27
2020	5,600	22.3542	to	21.7297	122,603	—	1.35	to	1.95	30.15	to	29.36
C90
2024	460,668	29.9699	to	28.0655	13,404,356	—	1.35	to	2.10	19.47	to	18.57
2023	558,446	25.0848	to	23.6705	13,649,174	—	1.35	to	2.10	37.34	to	36.31
2022	740,594	18.2651	to	17.3655	13,220,856	—	1.35	to	2.10	(29.15)	to	(29.69)
2021	686,346	25.7817	to	24.6977	17,356,850	—	1.35	to	2.10	16.68	to	15.81
2020	787,774	22.8352	to	21.3268	17,135,069	—	0.65	to	2.10	30.75	to	28.85
C58
2024	213,971	14.8464	to	13.0769	2,897,782	4.18	0.65	to	2.10	2.56	to	1.06
2023	236,923	13.7138	to	12.9393	3,162,906	1.76	1.35	to	2.10	13.77	to	12.92
2022	287,223	12.0534	to	11.4589	3,385,267	0.76	1.35	to	2.10	(16.05)	to	(16.68)
2021	328,020	14.3985	to	13.7527	4,621,818	1.10	1.30	to	2.10	8.32	to	7.45
2020	338,100	13.2924	to	12.7991	4,416,458	1.49	1.30	to	2.10	7.41	to	6.54
C91
2024	516,435	11.7835	to	15.5361	7,044,786	—	1.20			11.22
2023	528,425	10.5945	to	13.9685	6,537,985	—	1.20			3.86
2022	453,049	10.2013	to	13.4500	5,458,508	—	1.20			(3.23)
2021	354,669	10.5420	to	13.8992	4,749,647	—	1.20			3.89
2020	12,557	11.1665			140,220	—	1.20			5.53
C92
2024	1,746,417	11.7646			20,545,869	—	1.20			12.92
2023	1,259,769	10.4181			13,123,565	—	1.20			19.65
2022	781,670	8.7068			6,805,655	—	1.20			(17.86)
2021	285,506	10.5997			3,026,272	—	1.20			5.61
FD7
2024	2,785,018	34.8054	to	27.3219	85,951,349	1.66	0.65	to	2.30	14.87	to	12.97
2023	3,207,858	30.2992	to	24.1861	87,015,206	1.50	0.65	to	2.30	20.45	to	18.47
2022	3,834,583	25.1551	to	20.4150	87,213,498	1.04	0.65	to	2.30	(18.72)	to	(20.05)
2021	4,167,158	30.9479	to	25.5362	117,791,565	0.73	0.65	to	2.30	17.23	to	15.30
2020	4,591,952	26.4004	to	22.1486	111,958,956	1.24	0.65	to	2.30	21.33	to	19.33

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
F24
2024	2,314,283	$57.7939	to	$43.2135	$107,777,218	0.04%	0.65%	to	2.10%	32.58%	to	30.64%
2023	3,045,303	43.5932	to	31.7768	108,149,079	0.24	0.65	to	2.35	32.26	to	30.02
2022	3,881,752	32.9614	to	24.4400	105,302,012	0.27	0.65	to	2.35	(26.96)	to	(28.20)
2021	3,825,641	45.1308	to	34.0405	143,633,704	0.03	0.65	to	2.35	26.68	to	24.53
2020	4,745,987	35.6250	to	27.3342	142,207,353	0.08	0.65	to	2.35	29.39	to	27.19
F88
2024	62,749	19.8972	to	17.1974	1,148,220	3.01	1.35	to	2.10	3.72	to	2.94
2023	78,127	19.1828	to	16.7068	1,392,621	3.74	1.35	to	2.10	7.62	to	6.81
2022	84,546	17.8247	to	15.6414	1,406,691	1.92	1.35	to	2.10	(14.82)	to	(15.46)
2021	95,572	20.9266	to	18.5025	1,871,006	0.70	1.35	to	2.10	4.17	to	3.39
2020	136,742	20.0882	to	17.8959	2,561,365	1.00	1.35	to	2.10	10.73	to	9.89
FB9
2024	315,442	21.7270	to	18.7789	6,350,819	2.87	1.35	to	2.10	4.77	to	3.97
2023	359,748	20.7378	to	18.0610	6,957,923	3.39	1.35	to	2.10	9.16	to	8.34
2022	412,267	18.9983	to	16.6712	7,346,741	1.89	1.35	to	2.10	(15.93)	to	(16.57)
2021	484,120	22.5993	to	19.9814	10,300,644	0.78	1.35	to	2.10	5.95	to	5.15
2020	611,405	21.3308	to	19.0028	12,343,763	1.03	1.35	to	2.10	12.03	to	11.19
F15
2024	461,193	23.1145	to	19.9781	10,068,735	2.46	1.35	to	2.10	5.95	to	5.14
2023	589,083	21.8171	to	18.3120	12,251,931	2.90	1.35	to	2.30	10.72	to	9.66
2022	719,443	19.7056	to	16.6983	13,486,987	1.86	1.35	to	2.30	(17.10)	to	(17.89)
2021	814,357	23.7698	to	20.3357	18,476,600	0.80	1.35	to	2.30	7.79	to	6.77
2020	1,011,319	22.2216	to	19.0470	21,232,682	1.05	1.30	to	2.30	13.23	to	12.09
F41
2024	1,518,127	34.1379	to	30.5046	50,150,765	0.33	0.65	to	2.10	16.41	to	14.71
2023	1,898,337	29.3259	to	26.5933	54,432,984	0.37	0.65	to	2.10	14.06	to	12.41
2022	2,189,234	25.7112	to	23.0938	55,540,607	0.26	0.65	to	2.25	(15.52)	to	(16.87)
2021	2,463,448	30.4341	to	27.7791	74,742,720	0.34	0.65	to	2.25	24.49	to	22.51
2020	3,053,574	24.4464	to	22.6759	75,212,506	0.38	0.65	to	2.25	17.10	to	15.22
FE3
2024	8,085,140	17.9922	to	15.9840	140,600,615	1.64	0.65	to	2.10	5.40	to	3.86
2023	9,125,866	17.0703	to	14.7459	152,131,312	—	0.65	to	2.35	9.36	to	7.51
2022	10,303,478	15.6088	to	13.7155	158,539,919	2.07	0.65	to	2.35	(8.76)	to	(10.31)
2021	11,992,814	17.1076	to	15.2916	204,264,220	0.90	0.65	to	2.35	3.76	to	2.00
2020	12,795,754	16.4871	to	14.9913	212,174,612	2.65	0.65	to	2.35	6.16	to	4.35
F17
2024	192,888	11.7133			2,259,352	0.67	1.20			9.07
2023	176,112	10.7388			1,891,115	1.03	1.20			6.47
2022	111,549	10.0865			1,125,111	0.71	1.20			(11.75)
2021	49,568	11.4291			566,514	0.58	1.20			12.46
F18
2024	75,737	10.1680			770,101	1.39	1.20			0.53
2023	62,065	10.1139			627,681	0.70	1.20			15.51
2022	32,524	8.7562			284,774	0.75	1.20			(20.34)
2021	12,290	10.9920			135,097	1.10	1.20			11.77
F19
2024	913,663	10.4526	to	13.8705	9,878,915	2.31	1.20			4.73
2023	748,251	9.9801	to	13.2435	7,774,077	2.47	1.20			9.19
2022	538,232	9.1401	to	12.1289	5,189,362	1.84	1.20			(13.25)
2021	182,400	10.5362	to	13.9815	2,352,109	1.35	1.20			4.56
2020	8,070	12.6066			101,734	2.26	1.20			20.12
L36
2024	89,808	10.8779			976,937	2.32	1.20			10.23
2023	85,209	9.8685			840,839	2.69	1.20			12.91
2022	31,579	8.7401			275,995	2.72	1.20			(15.35)
2021	97	10.3253			1,002	19.54	1.20			2.52
T21
2024	788,971	17.6845	to	15.1355	12,869,747	3.90	1.30	to	2.10	6.26	to	5.40
2023	918,485	16.6426	to	14.3602	14,153,806	2.07	1.30	to	2.10	11.17	to	10.28
2022	1,027,554	14.9710	to	12.6865	14,310,486	2.58	1.30	to	2.25	(22.99)	to	(23.73)
2021	1,046,664	19.4414	to	16.6331	19,016,638	0.87	1.30	to	2.25	(6.96)	to	(7.85)
2020	996,395	20.8964	to	18.0498	19,540,379	4.31	1.30	to	2.25	15.66	to	14.56
S23
2024	84,969	7.9559			675,997	3.56	1.20			6.21
2023	72,970	7.4905			546,534	1.84	1.20			11.19
2022	51,567	6.7363			347,359	1.97	1.20			(22.94)
2021	22,266	8.7411			194,631	0.02	1.20			(13.04)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T20
2024	2,280,003	$17.9694	to	$18.2197	$46,628,097	2.36%	1.30%	to	2.35%	(2.29%)	to	(3.33%)
2023	2,499,454	18.3910	to	18.8471	52,576,034	3.22	1.30	to	2.35	19.20	to	17.95
2022	3,014,887	15.4292	to	15.9795	53,415,908	2.95	1.30	to	2.35	(8.80)	to	(9.76)
2021	3,561,181	16.9184	to	17.7079	69,499,573	1.81	1.30	to	2.35	2.81	to	1.73
2020	3,756,405	16.4563	to	16.9424	71,582,091	3.51	1.30	to	2.50	(2.44)	to	(3.62)
FE6
2024	868,126	20.0624	to	17.5054	16,476,547	2.04	1.30	to	2.10	7.72	to	6.85
2023	1,006,668	18.6239	to	16.3829	17,785,635	1.46	1.30	to	2.10	13.13	to	12.22
2022	1,128,864	16.4624	to	14.2728	17,666,000	1.64	1.30	to	2.25	(17.09)	to	(17.88)
2021	1,289,505	19.8552	to	17.3796	24,403,221	1.74	1.30	to	2.25	10.23	to	9.19
2020	1,485,214	17.8952	to	15.9175	25,608,396	1.48	1.35	to	2.25	10.23	to	9.24
S18
2024	278,725	10.6644			2,972,459	1.47	1.20			7.57
2023	202,333	9.9136			2,005,729	1.34	1.20			13.26
2022	109,184	8.7533			955,683	1.41	1.20			(17.19)
2021	27,723	10.5708			293,058	0.02	1.20			5.22
T59
2024	218,772	8.6388	to	7.1105	1,616,668	—	0.65	to	2.10	(12.00)	to	(13.29)
2023	218,338	9.8174	to	8.0490	1,857,178	—	0.65	to	2.25	2.15	to	0.52
2022	244,194	9.6104	to	8.0069	2,057,984	—	0.65	to	2.25	(5.74)	to	(7.24)
2021	368,313	10.1958	to	8.6323	3,325,426	—	0.65	to	2.25	(5.63)	to	(7.14)
2020	398,143	10.8038	to	9.2511	3,863,954	7.79	0.65	to	2.30	(5.97)	to	(7.52)
F56
2024	365,664	20.7865	to	22.6485	9,487,223	0.94	1.30	to	2.10	4.03	to	3.18
2023	409,091	19.9821	to	22.4573	10,273,421	3.36	1.30	to	2.25	19.45	to	18.31
2022	487,083	16.7291	to	18.9814	10,288,499	0.15	1.30	to	2.25	(12.65)	to	(13.48)
2021	549,166	19.1516	to	21.9387	13,321,322	1.10	1.30	to	2.25	3.51	to	2.53
2020	598,179	18.5019	to	21.3981	14,040,606	3.08	1.30	to	2.25	4.42	to	3.43
F59
2024	1,778,946	21.6630	to	17.4624	33,669,248	5.24	0.65	to	2.10	6.50	to	4.95
2023	2,055,585	20.3404	to	16.2189	36,915,056	5.16	0.65	to	2.25	7.92	to	6.20
2022	2,287,524	18.8478	to	15.2720	38,469,119	4.85	0.65	to	2.25	(6.09)	to	(7.58)
2021	2,694,045	20.0693	to	16.3995	48,749,838	4.66	0.65	to	2.30	16.00	to	14.09
2020	3,261,985	17.3016	to	14.3748	51,437,879	5.81	0.65	to	2.30	0.04	to	(1.62)
FF0
2024	2,321,721	11.2852	to	17.4901	26,515,062	4.29	1.20	to	2.05	5.79	to	4.88
2023	1,709,727	10.6680	to	16.6770	18,684,259	4.63	1.20	to	2.05	7.25	to	6.34
2022	1,031,991	9.9467	to	15.6828	10,736,705	4.32	1.20	to	2.05	(6.72)	to	(7.51)
2021	267,149	10.6634	to	16.9570	3,448,458	3.60	1.20	to	2.05	5.92	to	14.21
2020	97,334	15.8582	to	14.8472	1,519,999	5.63	1.35	to	2.05	(0.78)	to	(1.48)
F54
2024	2,622,629	26.3314	to	28.9849	84,278,961	1.94	0.65	to	2.10	10.54	to	8.93
2023	3,040,585	23.8200	to	25.9664	89,410,504	1.85	0.65	to	2.25	12.73	to	10.93
2022	3,428,916	21.1304	to	23.4071	90,351,817	1.78	0.65	to	2.25	(8.03)	to	(9.50)
2021	4,071,384	22.9756	to	25.6069	117,898,051	2.86	0.65	to	2.30	18.39	to	16.44
2020	4,727,890	19.4060	to	21.9908	116,819,020	2.95	0.65	to	2.30	(5.66)	to	(7.22)
FG8
2024	106,820	11.6322	to	21.9713	1,294,869	1.76	1.20	to	2.05	9.82	to	8.87
2023	95,257	10.5923	to	20.1804	1,077,220	2.01	1.20	to	2.05	11.96	to	11.01
2022	57,635	9.4608	to	18.1793	614,340	2.18	1.20	to	2.05	(8.57)	to	(9.35)
2021	15,824	10.3481	to	20.0549	259,478	2.69	1.20	to	2.05	1.82	to	16.64
2020	12,468	18.3655	to	17.1946	223,325	2.86	1.35	to	2.05	(6.45)	to	(7.11)
S21
2024	427,678	12.3667			5,289,024	0.91	1.20			9.35
2023	365,272	11.3095			4,130,834	0.84	1.20			10.65
2022	246,158	10.2211			2,515,906	0.82	1.20			(11.75)
2021	62,948	11.5814			729,020	0.01	1.20			14.00
F53
2024	257,938	35.7161	to	50.0083	14,175,146	0.95	0.65	to	2.10	10.97	to	9.35
2023	306,209	32.1842	to	45.7312	15,346,683	0.53	0.65	to	2.10	12.02	to	10.40
2022	358,952	28.7320	to	41.4247	16,235,834	0.96	0.65	to	2.10	(10.65)	to	(11.94)
2021	433,934	32.1558	to	45.6536	22,225,104	0.97	0.65	to	2.30	24.55	to	22.50
2020	508,970	25.8172	to	37.2682	21,129,483	1.67	0.65	to	2.30	4.50	to	2.78

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
FJ9
2024	277,706	$11.0538	to	$29.5345	$3,155,776	0.65%	1.20%	to	2.05%	10.26%	to	9.31%
2023	199,784	10.0255	to	27.0194	2,121,744	0.44	1.20	to	2.05	11.33	to	10.38
2022	114,489	9.0053	to	24.4781	1,162,187	0.94	1.20	to	2.05	(11.18)	to	(11.94)
2021	62,003	10.1392	to	27.7969	804,810	0.55	1.20	to	2.05	(0.67)	to	22.62
2020	11,004	24.2127	to	22.6690	260,494	1.56	1.35	to	2.05	3.71	to	2.98
T28
2024	446,393	13.5416	to	13.1747	6,344,841	4.53	0.65	to	2.10	3.34	to	1.83
2023	515,004	13.1039	to	12.6109	7,154,255	4.49	0.65	to	2.25	7.48	to	5.77
2022	596,366	12.1918	to	11.9231	7,778,476	4.32	0.65	to	2.25	(11.33)	to	(12.74)
2021	675,496	13.7497	to	13.6645	10,056,531	3.38	0.65	to	2.25	1.45	to	(0.17)
2020	755,442	13.5537	to	13.6884	11,191,292	4.82	0.65	to	2.25	2.76	to	1.11
FJ0
2024	4,254	12.0300	to	10.9497	48,351	4.41	1.35	to	2.05	2.57	to	1.85
2023	5,375	11.7283	to	10.7512	60,317	4.34	1.35	to	2.05	6.54	to	5.79
2022	5,696	11.0087	to	10.1627	60,198	4.21	1.35	to	2.05	(12.04)	to	(12.66)
2021	7,012	12.5158	to	11.6356	84,961	3.80	1.35	to	2.05	0.68	to	(0.02)
2020	11,687	12.4310	to	11.6385	142,774	4.65	1.35	to	2.05	1.95	to	1.23
G03
2024	178,111	13.9360	to	18.7441	3,199,938	0.42	1.20			26.46
2023	190,093	11.0199	to	14.8220	2,728,599	0.46	1.20			22.11
2022	196,257	9.0243	to	12.1379	2,313,239	0.61	1.20			(20.86)
2021	184,093	11.4033	to	15.3376	2,813,038	0.88	1.20			12.55
2020	11,758	12.0231			141,366	1.29	1.20			15.91
H24[6]
2020	55,637	14.4690	to	13.4533	786,570	0.65	1.35	to	1.90	(0.17)	to	(0.72)
H32[7]
2020	48,854	21.7101	to	19.6572	1,036,742	—	1.35	to	2.10	12.60	to	11.75
V35
2024	98,954	36.2295	to	31.8820	3,371,869	0.75	1.35	to	2.10	28.33	to	27.36
2023	114,315	28.2312	to	25.0334	3,051,112	0.35	1.35	to	2.10	13.74	to	12.89
2022	148,325	24.8203	to	22.1753	3,486,759	0.43	1.35	to	2.10	(4.17)	to	(4.89)
2021	183,601	25.9001	to	23.3154	4,544,009	0.23	1.35	to	2.10	25.91	to	24.96
2020	228,866	20.5708	to	18.6583	4,514,770	0.65	1.35	to	2.10	(0.50)	to	(1.26)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V13
2024	552,018	$41.2665	to	$27.2215	$16,215,671	1.44%	0.65%	to	2.10%	14.12%	to	12.45%
2023	673,014	36.1618	to	24.2078	17,539,209	1.48	0.65	to	2.10	11.37	to	9.76
2022	816,424	32.4702	to	22.0553	19,254,849	1.30	0.65	to	2.10	0.19	to	(1.26)
2021	982,333	32.4079	to	22.3360	23,348,042	1.55	0.65	to	2.10	32.18	to	30.27
2020	1,255,493	24.5181	to	17.1465	22,939,013	2.15	0.65	to	2.10	(1.73)	to	(3.16)
AB3
2024	221,440	8.9251	to	10.2488	2,106,986	3.35	1.20			1.48
2023	140,646	8.7946	to	10.0990	1,354,997	2.52	1.20			4.58
2022	125,118	8.4091	to	9.6563	1,168,970	0.56	1.20			(15.70)
2021	121,115	9.9751	to	11.4546	1,352,173	2.02	1.20			(0.20)
2020	24,479	11.7115			286,682	2.53	1.20			8.02
V11
2024	6,399,166	28.9712	to	24.2843	112,360,638	1.55	0.65	to	2.10	11.18	to	9.55
2023	5,122,809	26.0590	to	22.1671	90,226,162	1.67	0.65	to	2.10	9.52	to	7.94
2022	4,763,445	23.7929	to	20.5362	84,706,784	1.47	0.65	to	2.10	(8.31)	to	(9.64)
2021	4,024,877	25.9499	to	22.7268	91,091,678	1.64	0.65	to	2.10	17.58	to	15.88
2020	4,174,214	22.0695	to	19.6125	87,202,232	2.21	0.65	to	2.10	8.94	to	7.35
AC1
2024	81,888	17.5488	to	15.8645	1,376,388	1.55	1.35	to	2.10	(1.02)	to	(1.77)
2023	86,363	17.7293	to	16.1503	1,470,396	0.00	1.35	to	2.10	16.28	to	15.41
2022	114,707	15.2465	to	13.9937	1,681,151	1.41	1.35	to	2.10	(19.60)	to	(20.21)
2021	126,045	18.9635	to	17.5372	2,304,802	1.06	1.35	to	2.10	4.18	to	3.40
2020	132,323	18.2018	to	16.9606	2,330,723	2.06	1.35	to	2.10	12.20	to	11.36
V17
2024	479,913	10.2674			4,927,405	—	1.20			22.43
2023	396,535	8.3866			3,325,303	—	1.20			11.50
2022	237,830	7.5213			1,788,739	—	1.20			(31.95)
2021	44,675	11.0534			493,812	—	1.20			10.58
V19
2024	85,469	12.3034			1,051,576	1.60	1.20			11.60
2023	87,956	11.0247			969,630	2.09	1.20			7.47
2022	54,755	10.2581			561,662	2.57	1.20			(3.10)
2021	4,671	10.5858			49,444	2.78	1.20			4.04
V20
2024	853,075	12.0147			10,249,524	1.31	1.20			11.11
2023	685,426	10.8134			7,411,406	1.35	1.20			12.08
2022	450,080	9.6483			4,342,342	1.28	1.20			(13.11)
2021	32,058	11.1039			355,974	1.38	1.20			9.15
V21[16]
2022	—	9.8766			—	1.90	1.20			(13.46)
2021	102,864	11.4133			1,174,022	1.67	1.20			13.38
MV1
2024	10,720,060	11.7119			125,552,075	1.55	1.20			13.76
2023	7,784,769	10.2954			80,142,473	2.00	1.20			13.76
2022	4,809,518	9.0501			43,525,126	1.30	1.20			(17.61)
2021	872,941	10.9850			9,589,244	0.78	1.20			9.59
MV2
2024	462,029	11.7429			5,425,622	0.47	1.20			13.93
2023	279,775	10.3070			2,883,506	0.12	1.20			16.37
2022	167,243	8.8571			1,481,238	0.09	1.20			(17.15)
2021	32,883	10.6907			351,540	—	1.20			6.00
MV3
2024	837,922	13.3322			11,171,524	—	1.20			30.17
2023	638,774	10.2423			6,542,272	—	1.20			52.44
2022	443,688	6.7191			2,981,067	—	1.20			(37.88)
2021	102,202	10.8156			1,105,376	—	1.20			9.14
MV4
2024	136,397	11.8779			1,620,126	0.76	1.20			11.44
2023	122,082	10.6584			1,301,129	1.03	1.20			9.78
2022	86,194	9.7088			836,810	1.50	1.20			(6.90)
2021	16,574	10.4284			172,842	0.63	1.20			2.40

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
J88
2024	3,056,899	$11.2905	to	$9.2933	$30,334,718	4.01%	0.65%	to	2.10%	0.79%	to	(0.68%)
2023	3,228,763	11.2019	to	9.3572	32,112,116	3.27	0.65	to	2.10	4.97	to	3.45
2022	3,152,154	10.6714	to	9.0448	30,174,387	1.84	0.65	to	2.10	(13.30)	to	(14.56)
2021	3,684,665	12.3086	to	10.5856	41,005,068	1.69	0.65	to	2.10	(2.30)	to	(3.72)
2020	3,783,695	12.5986	to	10.9944	43,536,692	1.66	0.65	to	2.10	6.98	to	5.43
JF1[8]
2023	—	8.8375			—	—	1.20			5.24
2022	87,069	8.3971			731,101	0.94	1.20			(18.81)
2021	23,039	10.3419			238,263	—	1.20			2.92
JF0[9]
2023	—	9.2623	to	10.6864	—	—	1.20			3.81
2022	95,543	8.9211	to	10.2939	884,945	3.96	1.20			(13.55)
2021	40,895	10.3195	to	11.9074	463,590	0.28	1.20			2.46
J94
2024	268,428	59.0644	to	48.6196	13,889,344	0.35	0.65	to	2.10	22.87	to	21.08
2023	294,208	48.0700	to	40.1559	12,523,127	1.25	0.65	to	2.10	26.02	to	24.20
2022	320,798	38.1449	to	32.3318	10,947,842	0.22	0.65	to	2.10	(19.42)	to	(20.58)
2021	365,296	47.3369	to	40.7123	15,626,632	0.54	0.65	to	2.10	28.17	to	26.32
2020	508,509	36.9316	to	32.2300	17,173,211	0.57	0.65	to	2.10	24.13	to	22.33
L11
2024	1,638,108	12.0515	to	10.5789	18,704,244	3.28	0.65	to	2.10	6.73	to	5.17
2023	1,930,479	11.2915	to	9.6629	20,868,196	4.67	0.65	to	2.35	21.48	to	19.43
2022	2,349,690	9.2949	to	8.0911	21,108,283	3.22	0.65	to	2.35	(15.67)	to	(17.10)
2021	2,605,638	11.0216	to	9.7596	28,047,671	1.80	0.65	to	2.35	4.78	to	3.00
2020	2,898,976	10.5186	to	9.4750	30,094,960	2.75	0.65	to	2.35	(1.92)	to	(3.59)
L42
2024	39,337	10.2068	to	11.1146	406,220	—	1.20			7.29
2023	36,842	9.5135	to	10.4101	355,060	—	1.20			949.00
2022	35,539	8.6889	to	9.4616	313,241	0.08	1.20			(18.36)
2021	16,613	10.6432	to	11.5898	182,299	4.16	1.20			6.33
L16
2024	543,394	9.6393	to	10.9755	5,405,225	5.45	1.20			5.43
2023	449,391	9.1427	to	10.4101	4,287,250	5.74	1.20			5.28
2022	340,856	8.6842	to	9.8879	3,095,143	4.86	1.20			(13.84)
2021	263,842	10.0795	to	11.4767	2,842,314	6.09	1.20			0.52
2020	1,388	11.2470	to	—	15,611	10.58	1.20			6.02
L18
2024	322,140	51.5467	to	38.1223	14,020,270	—	1.30	to	2.35	28.90	to	27.53
2023	438,186	39.9902	to	29.8925	14,898,825	—	1.30	to	2.35	9.24	to	8.09
2022	480,145	36.6076	to	27.6540	15,008,904	—	1.30	to	2.35	(33.41)	to	(34.11)
2021	467,657	54.9715	to	41.9680	22,030,651	—	1.30	to	2.35	5.08	to	3.97
2020	492,772	37.8028	to	40.3658	22,184,488	—	0.65	to	2.35	38.47	to	36.12
L17
2024	574,851	33.0542	to	35.4499	22,111,126	0.68	0.65	to	2.10	15.89	to	14.19
2023	699,255	28.5231	to	31.0439	23,522,191	0.56	0.65	to	2.10	13.89	to	12.25
2022	817,249	25.0440	to	27.6569	24,384,323	1.02	0.65	to	2.10	(12.55)	to	(13.82)
2021	930,958	28.6391	to	31.2187	32,114,142	0.78	0.65	to	2.25	26.49	to	24.47
2020	1,135,208	22.6420	to	25.0818	31,326,927	1.23	0.65	to	2.25	1.11	to	(0.51)
L19
2024	191,799	10.0423			1,926,084	4.45	1.20			3.87
2023	168,860	9.6681			1,632,442	4.93	1.20			3.80
2022	127,971	9.3145			1,191,944	3.81	1.20			(6.19)
2021	51,641	9.9295			512,766	6.17	1.20			(0.80)
M07
2024	11,652,292	19.1699	to	17.6891	216,813,850	2.46	1.15	to	1.85	6.50	to	5.75
2023	13,434,634	17.9992	to	16.7272	235,205,012	2.04	1.15	to	1.85	9.18	to	8.41
2022	15,221,999	16.5036	to	15.4289	244,855,536	1.69	1.15	to	1.85	(10.61)	to	(11.24)
2021	16,787,920	18.4624	to	17.3837	302,630,577	1.78	1.15	to	1.85	12.82	to	12.01
2020	18,785,970	16.3649	to	15.5191	300,918,369	2.27	1.15	to	1.85	8.56	to	7.78
M35
2024	10,865,153	19.7349	to	16.2328	187,404,052	2.30	0.65	to	2.35	6.76	to	4.93
2023	12,160,294	18.4858	to	15.4701	199,351,185	1.82	0.65	to	2.35	9.50	to	7.65
2022	13,900,870	16.8814	to	14.3706	211,768,681	1.47	0.65	to	2.35	(10.42)	to	(11.94)
2021	15,409,374	18.8458	to	16.3194	266,307,528	1.60	0.65	to	2.35	13.10	to	11.18
2020	17,360,121	16.6635	to	14.6786	268,706,386	2.06	0.65	to	2.35	8.80	to	6.95

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M31
2024	1,942,774	$39.8279	to	$36.1876	$152,424,162	—%	1.00%	to	1.85%	30.14%	to	29.03%
2023	2,298,822	30.6033	to	28.0469	136,834,471	—	1.00	to	1.85	34.51	to	33.37
2022	2,597,890	22.7514	to	21.0294	114,428,694	—	1.00	to	1.85	(32.32)	to	(32.89)
2021	2,848,419	33.6147	to	31.3373	186,951,578	—	1.00	to	1.85	22.30	to	21.26
2020	3,213,412	27.4856	to	25.8435	171,810,807	—	1.00	to	1.85	30.54	to	29.42
M80
2024	538,943	63.6538	to	52.3970	24,022,161	—	0.65	to	2.10	30.29	to	28.39
2023	526,441	48.8542	to	40.8107	21,386,985	—	0.65	to	2.10	34.63	to	32.69
2022	486,632	36.2873	to	30.7569	17,432,686	—	0.65	to	2.10	(32.25)	to	(33.23)
2021	420,101	53.5587	to	80.1315	25,414,922	—	0.65	to	2.25	22.44	to	20.48
2020	434,007	43.7438	to	66.5091	24,429,273	—	0.65	to	2.25	30.68	to	28.59
M10
2024	22,140	12.7764			282,869	0.39	1.20			17.78
2023	17,662	10.8473			191,575	0.49	1.20			17.25
2022	11,796	9.2516			109,131	0.45	1.20			(17.68)
2021	4,596	11.2390			51,656	0.57	1.20			11.50
MF1
2024	814,521	23.2513	to	19.5124	17,632,962	—	1.15	to	1.85	13.41	to	12.59
2023	957,870	20.4443	to	17.3302	18,302,362	—	1.15	to	1.85	19.93	to	19.09
2022	1,066,096	17.0935	to	14.5516	17,017,143	—	1.15	to	1.85	(29.51)	to	(30.01)
2021	1,207,205	24.2491	to	20.7912	27,387,599	—	1.15	to	1.85	12.81	to	12.01
2020	1,363,219	21.4949	to	18.5618	27,495,728	—	1.15	to	1.85	34.92	to	33.96
M41
2024	1,088,194	30.1139	to	47.8810	26,912,173	—	1.15	to	2.10	13.12	to	12.03
2023	935,859	26.6213	to	42.2764	25,349,555	—	1.15	to	2.15	19.59	to	18.39
2022	950,294	22.2609	to	34.6262	23,361,179	—	1.15	to	2.30	(29.61)	to	(30.42)
2021	833,837	31.6251	to	49.7645	32,057,195	—	1.15	to	2.30	12.57	to	11.27
2020	693,160	38.7964	to	44.7230	28,860,260	—	0.65	to	2.30	35.23	to	33.00
M05
2024	1,509,863	22.0399	to	20.1586	31,771,382	—	1.00	to	1.85	5.65	to	4.74
2023	1,775,607	20.8615	to	19.2461	35,515,514	—	1.00	to	1.85	13.27	to	12.31
2022	1,971,825	18.4170	to	17.1365	34,977,512	—	1.00	to	1.85	(30.46)	to	(31.05)
2021	2,195,487	26.4836	to	24.8539	56,250,892	—	1.00	to	1.85	0.78	to	(0.08)
2020	2,517,095	26.2779	to	24.8728	64,273,735	—	1.00	to	1.85	44.43	to	43.20
M42
2024	1,280,526	30.0812	to	24.4290	26,697,088	—	0.65	to	2.35	5.74	to	3.93
2023	1,507,837	28.4486	to	23.5054	30,058,199	—	0.65	to	2.35	13.51	to	11.59
2022	1,583,325	25.0618	to	21.0634	29,122,159	—	0.65	to	2.35	(30.45)	to	(31.63)
2021	1,481,629	36.0338	to	30.8074	40,478,580	—	0.65	to	2.35	0.91	to	(0.80)
2020	1,288,035	35.7077	to	31.0559	38,522,692	—	0.65	to	2.35	44.64	to	42.18

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M89
2024	24,530,144	$12.1541	to	$10.0042	$262,488,302	4.05%	0.65%	to	2.10%	1.66%	to	0.18%
2023	27,354,728	11.9554	to	9.9235	290,816,491	2.99	0.65	to	2.15	6.44	to	4.84
2022	29,753,614	11.2325	to	9.3587	300,117,887	2.43	0.65	to	2.25	(14.74)	to	(16.10)
2021	33,841,637	13.1744	to	11.0961	404,255,630	2.48	0.65	to	2.30	(1.71)	to	(3.33)
2020	35,614,567	13.4036	to	11.4783	437,174,562	3.23	0.65	to	2.30	7.47	to	5.69
M82
2024	2,313,844	40.6854	to	34.0682	83,081,644	0.37	0.65	to	2.10	17.79	to	16.06
2023	2,800,574	34.5420	to	29.3531	86,295,449	0.25	0.65	to	2.10	21.33	to	19.58
2022	3,345,247	28.4693	to	24.5474	85,822,601	0.20	0.65	to	2.10	(17.97)	to	(19.16)
2021	3,704,273	34.7048	to	30.3638	117,052,638	0.33	0.65	to	2.10	23.71	to	21.91
2020	4,502,844	28.0545	to	24.9064	116,226,746	0.53	0.65	to	2.10	15.56	to	13.88
M44
2024	3,921,983	16.6277	to	15.4324	63,421,711	2.28	1.15	to	1.85	10.38	to	9.59
2023	4,592,558	15.0642	to	14.0823	67,435,995	3.51	1.15	to	1.85	(3.22)	to	(3.91)
2022	5,338,626	15.5654	to	14.6551	81,251,500	2.39	1.15	to	1.85	(0.39)	to	(1.10)
2021	5,904,934	15.6263	to	14.8176	90,458,399	1.73	1.15	to	1.85	12.79	to	11.99
2020	6,673,296	13.8539	to	13.2311	90,840,097	2.45	1.15	to	1.85	4.69	to	3.95
M40
2024	2,186,019	16.4382	to	14.6444	32,605,293	2.03	1.00	to	2.10	10.22	to	9.00
2023	2,469,252	14.9135	to	13.2457	33,842,646	3.28	1.00	to	2.25	(3.30)	to	(4.51)
2022	2,534,433	15.4230	to	13.8713	36,436,059	2.21	1.00	to	2.25	(0.52)	to	(1.76)
2021	2,943,180	15.5040	to	14.1203	43,411,865	1.52	1.00	to	2.25	12.69	to	11.28
2020	3,459,628	13.7586	to	12.6479	45,658,259	2.17	1.00	to	2.30	4.56	to	3.20
M83
2024	6,252,302	21.8787	to	26.6540	153,940,769	1.62	1.15	to	2.35	10.33	to	8.98
2023	7,234,963	19.8300	to	24.4566	162,343,958	1.64	1.15	to	2.35	6.71	to	5.42
2022	8,108,114	18.5836	to	23.1995	170,707,884	1.38	1.15	to	2.35	(6.98)	to	(8.10)
2021	9,172,645	19.9774	to	25.2445	210,909,834	1.31	1.15	to	2.35	24.03	to	22.52
2020	10,844,086	16.1075	to	20.3494	202,986,803	1.57	1.15	to	2.50	2.29	to	0.90
M08
2024	2,926,107	31.8423	to	26.6653	73,802,727	1.43	0.65	to	2.10	10.63	to	9.01
2023	3,332,985	28.7839	to	24.4616	77,148,204	1.40	0.65	to	2.10	6.94	to	5.39
2022	3,696,576	26.9169	to	22.7393	81,030,323	1.15	0.65	to	2.30	(6.75)	to	(8.28)
2021	4,368,929	28.8656	to	24.7934	104,521,906	1.15	0.65	to	2.30	24.35	to	22.30
2020	4,948,697	23.2142	to	20.2730	98,063,325	1.34	0.65	to	2.30	2.55	to	0.85
MB6
2024	3,099,418	80.9944	to	41.5175	230,735,836	1.00	1.15	to	1.85	24.06	to	23.17
2023	3,665,833	65.2853	to	33.7068	218,816,484	1.41	1.15	to	1.85	27.07	to	26.17
2022	4,281,405	51.3783	to	26.7161	201,501,244	1.11	1.15	to	1.85	(16.96)	to	(17.55)
2021	4,871,706	35.9098	to	32.4026	277,408,439	1.09	1.15	to	1.85	28.04	to	27.14
2020	5,645,548	48.3167	to	25.4852	248,711,024	1.64	1.15	to	1.85	14.02	to	13.21
MB7
2024	693,204	55.6449	to	51.9157	40,798,023	0.76	1.00	to	2.35	23.92	to	22.23
2023	873,443	44.9048	to	42.4732	42,118,942	1.07	1.00	to	2.35	26.93	to	25.22
2022	1,100,128	35.3786	to	33.9191	42,091,993	0.85	1.00	to	2.35	(17.04)	to	(18.16)
2021	1,230,815	42.6452	to	41.4447	56,959,965	0.90	1.00	to	2.35	27.89	to	26.17
2020	1,522,926	33.3442	to	31.9716	55,806,272	1.39	1.00	to	2.50	13.91	to	12.20
MC0
2024	1,101,973	26.1200	to	21.4306	26,400,797	3.85	1.15	to	1.85	1.82	to	1.09
2023	1,273,633	25.6533	to	21.1999	30,074,308	3.93	1.15	to	1.85	7.87	to	7.11
2022	1,427,191	23.7811	to	19.7933	31,337,326	3.35	1.15	to	1.85	(17.31)	to	(17.90)
2021	1,634,523	28.7586	to	24.1074	43,565,677	2.89	1.15	to	1.85	(2.52)	to	(3.22)
2020	1,809,941	29.5028	to	24.9086	49,656,153	3.49	1.15	to	1.85	9.31	to	8.53

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA0
2024	3,950,043	$13.9973	to	$14.1838	$72,752,397	3.73%	0.65%	to	2.30%	2.03%	to	0.33%
2023	4,362,277	13.7191	to	14.1366	79,513,159	3.77	0.65	to	2.30	8.19	to	6.41
2022	4,606,685	12.6808	to	13.2850	78,378,677	3.04	0.65	to	2.30	(17.16)	to	(18.53)
2021	5,223,179	15.3082	to	16.3058	108,364,502	2.65	0.65	to	2.30	(2.30)	to	(3.91)
2020	5,624,668	15.6680	to	16.9686	120,564,336	3.23	0.65	to	2.30	9.62	to	7.81
MC2
2024	1,512,293	77.6332	to	46.9714	89,444,432	0.59	1.15	to	1.85	18.73	to	17.88
2023	1,739,623	65.3860	to	39.8472	87,124,693	0.54	1.15	to	1.85	21.74	to	20.88
2022	1,989,921	53.7080	to	32.9643	81,815,665	0.31	1.15	to	1.85	(18.21)	to	(18.79)
2021	2,234,340	65.6662	to	40.5924	112,778,430	0.43	1.15	to	1.85	23.89	to	23.00
2020	2,470,136	53.0054	to	33.0008	100,805,765	0.72	1.15	to	1.85	17.35	to	16.52
MC1
2024	1,447,426	53.7403	to	38.6999	46,610,226	0.39	0.65	to	2.10	19.09	to	17.35
2023	1,685,893	45.1270	to	32.9758	46,626,408	0.32	0.65	to	2.10	22.00	to	20.23
2022	1,856,132	36.9900	to	27.4262	43,673,561	0.09	0.65	to	2.10	(18.02)	to	(19.21)
2021	1,978,824	45.1206	to	33.9463	57,493,057	0.28	0.65	to	2.10	24.24	to	22.44
2020	1,537,433	36.3164	to	27.1465	45,807,307	0.49	0.65	to	2.25	17.61	to	15.73
MC3
2024	277,979	32.7152	to	26.5426	8,713,170	2.31	1.00	to	1.85	10.49	to	9.54
2023	343,257	29.6099	to	24.2314	9,769,188	1.44	1.00	to	1.85	9.79	to	8.86
2022	381,235	26.9692	to	22.2594	9,929,839	4.10	1.00	to	1.85	(20.52)	to	(21.20)
2021	410,914	33.9318	to	28.2467	13,519,187	0.48	1.00	to	1.85	(7.68)	to	(8.47)
2020	434,670	36.7551	to	30.8600	15,572,429	3.15	1.00	to	1.85	9.46	to	8.52
MA1
2024	544,633	11.1329	to	14.1961	9,507,534	2.17	0.65	to	2.10	10.58	to	8.97
2023	669,421	10.0673	to	13.0277	10,553,876	1.14	0.65	to	2.10	9.99	to	8.40
2022	755,540	9.1531	to	12.0183	10,840,337	3.85	0.65	to	2.10	(20.46)	to	(21.62)
2021	805,231	11.5081	to	14.8351	14,792,442	0.26	0.65	to	2.30	(7.63)	to	(9.15)
2020	792,705	12.4585	to	16.3297	15,901,793	3.07	0.65	to	2.30	9.61	to	7.80
MC4
2024	289,560	14.1162	to	11.5024	4,083,436	—	1.00	to	1.85	(5.50)	to	(6.31)
2023	324,296	14.9380	to	12.2776	4,884,763	—	1.00	to	1.85	1.30	to	0.44
2022	364,186	14.7458	to	12.2235	5,548,730	1.48	1.00	to	1.85	(18.06)	to	(18.76)
2021	419,083	17.9955	to	15.0453	7,790,953	2.29	1.00	to	1.85	(8.35)	to	(9.13)
2020	468,779	19.6356	to	16.5576	9,549,492	1.34	1.00	to	1.85	9.50	to	8.56
MC5
2024	48,521	12.5483	to	10.6341	535,394	—	1.15	to	1.85	(5.87)	to	(6.53)
2023	41,539	13.3301	to	11.3772	491,541	—	1.15	to	1.85	0.85	to	0.14
2022	44,808	13.2184	to	11.3613	530,405	1.24	1.15	to	1.85	(18.33)	to	(18.90)
2021	53,285	16.1852	to	14.0095	774,351	2.13	1.15	to	1.85	(8.78)	to	(9.42)
2020	52,192	17.7438	to	15.4672	838,675	1.09	1.15	to	1.85	9.08	to	8.31
MC6
2024	542,289	77.6466	to	32.2844	37,105,916	0.33	1.15	to	1.85	9.79	to	9.00
2023	613,110	70.7222	to	29.6179	38,522,759	0.14	1.15	to	1.85	19.61	to	18.77
2022	701,694	59.1254	to	24.9382	36,937,950	0.19	1.15	to	1.85	(20.03)	to	(20.60)
2021	771,960	73.9333	to	31.4073	51,158,158	0.08	1.15	to	1.85	17.17	to	16.34
2020	889,721	63.0979	to	26.9964	49,379,018	0.48	1.15	to	1.85	19.38	to	18.53

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MC7
2024	550,563	$48.6246	to	$50.3810	$9,383,680	0.14%	1.15%	to	2.10%	9.50%	to	8.45%
2023	528,698	44.4075	to	46.4574	8,452,379	—	1.15	to	2.10	19.31	to	18.18
2022	432,133	37.2193	to	39.3102	6,461,882	—	1.15	to	2.10	(20.24)	to	(21.00)
2021	326,798	46.6648	to	49.7595	7,107,507	—	1.15	to	2.10	16.85	to	15.74
2020	81,398	39.9341	to	42.9915	2,938,940	0.27	1.15	to	2.10	19.10	to	17.97
MC8
2024	1,300,417	47.3738	to	22.6282	64,635,980	1.04	1.15	to	1.85	13.89	to	13.08
2023	1,530,936	41.5951	to	20.0117	66,192,576	0.94	1.15	to	1.85	17.93	to	17.09
2022	1,752,984	35.2724	to	17.0910	63,911,599	0.58	1.15	to	1.85	(18.61)	to	(19.19)
2021	1,946,201	43.3357	to	21.1484	87,548,726	0.56	1.15	to	1.85	17.16	to	16.32
2020	2,212,426	36.9895	to	18.1807	84,092,150	1.29	1.15	to	1.85	15.16	to	14.34
MC9
2024	93,320	33.2145	to	36.3230	3,205,773	0.80	1.15	to	2.10	13.62	to	12.53
2023	106,847	29.2332	to	32.2788	3,284,667	0.66	1.15	to	2.10	17.61	to	16.49
2022	122,168	24.8568	to	27.7093	3,218,051	0.30	1.15	to	2.10	(18.82)	to	(19.59)
2021	137,169	30.6205	to	34.4621	4,482,978	0.35	1.15	to	2.10	16.84	to	15.73
2020	155,838	26.2070	to	29.7782	4,360,418	1.12	1.15	to	2.10	14.90	to	13.80
MD0
2024	675,534	37.0309	to	22.1812	23,117,146	0.75	1.15	to	1.85	3.80	to	3.05
2023	826,983	35.6756	to	21.5239	27,273,626	0.43	1.15	to	1.85	8.38	to	7.61
2022	932,759	32.9165	to	20.0012	28,310,604	2.16	1.15	to	1.85	(8.25)	to	(8.90)
2021	1,019,553	35.8776	to	21.9564	34,024,392	0.99	1.15	to	1.85	1.62	to	0.89
2020	1,163,904	35.3064	to	21.7618	38,395,317	1.77	1.15	to	1.85	5.02	to	4.27
M92
2024	19,944,489	16.4065	to	13.7293	295,937,578	0.52	0.65	to	2.10	4.00	to	2.48
2023	22,885,875	15.7760	to	13.3975	330,579,653	0.15	0.65	to	2.10	8.64	to	7.07
2022	26,396,039	14.5214	to	12.5129	354,513,553	1.88	0.65	to	2.10	(8.04)	to	(9.37)
2021	30,686,068	15.7916	to	13.8071	452,982,266	0.77	0.65	to	2.10	1.92	to	0.44
2020	34,014,709	15.4948	to	13.7468	497,327,759	1.53	0.65	to	2.10	5.30	to	3.77
M96
2024	2,331,066	19.0468	to	13.9158	42,096,261	3.52	1.15	to	1.85	(0.38)	to	(1.10)
2023	2,548,982	19.1199	to	14.0702	46,162,424	1.50	1.15	to	1.85	2.96	to	2.23
2022	2,801,829	18.5696	to	13.7630	49,232,640	2.03	1.15	to	1.85	(13.25)	to	(13.87)
2021	3,218,442	21.4068	to	15.9794	65,090,263	2.16	1.15	to	1.85	(3.01)	to	(3.70)
2020	3,523,218	22.0701	to	16.5926	73,321,730	2.87	1.15	to	1.85	5.16	to	4.41
MD2
2024	8,206,003	10.3311	to	9.5584	95,156,533	3.37	0.65	to	2.35	(0.13)	to	(1.84)
2023	8,471,324	10.3446	to	9.7375	99,366,090	1.23	0.65	to	2.35	3.18	to	1.44
2022	8,882,201	10.0254	to	9.5996	102,071,534	1.71	0.65	to	2.35	(13.02)	to	(14.49)
2021	10,271,732	11.5256	to	11.2262	137,119,763	1.98	0.65	to	2.35	(2.78)	to	(4.43)
2020	10,355,615	11.8547	to	11.4325	143,712,003	2.58	0.65	to	2.50	5.43	to	3.47
MA6
2024	877,597	27.9498	to	22.7345	26,575,915	6.04	1.00	to	1.85	5.85	to	4.94
2023	1,022,975	26.4055	to	21.6644	29,462,737	5.83	1.00	to	1.85	11.29	to	10.34
2022	1,162,540	23.7271	to	19.6337	30,575,876	5.42	1.00	to	1.85	(11.41)	to	(12.16)
2021	1,368,575	26.7820	to	22.3516	40,717,957	4.83	1.00	to	1.85	2.45	to	1.58
2020	1,534,921	26.1407	to	22.0039	44,688,959	5.51	1.00	to	1.85	4.03	to	3.14
MA3
2024	852,743	27.2134	to	19.1758	20,783,554	5.95	1.15	to	2.35	5.29	to	4.02
2023	951,567	14.3687	to	18.4347	22,105,376	5.54	0.65	to	2.35	11.75	to	9.86
2022	1,104,954	12.8575	to	16.7797	23,244,962	5.21	0.65	to	2.35	(11.36)	to	(12.86)
2021	1,302,505	14.5051	to	19.2562	31,224,647	4.74	0.65	to	2.35	2.41	to	0.68
2020	1,396,338	14.1633	to	18.6163	32,918,703	5.29	0.65	to	2.50	4.17	to	2.24

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M97
2024	693,941	$34.7329	to	$28.7747	$24,800,960	0.96%	1.00%	to	1.85%	7.90%	to	6.98%
2023	803,151	32.1886	to	26.8979	26,652,149	1.08	1.00	to	1.85	13.58	to	12.61
2022	862,674	28.3410	to	23.8856	25,378,708	0.59	1.00	to	1.85	(15.80)	to	(16.52)
2021	988,295	33.6602	to	28.6121	34,546,173	0.50	1.00	to	1.85	8.18	to	7.25
2020	1,090,158	31.1162	to	26.6768	35,444,368	1.43	1.00	to	1.85	14.68	to	13.70
MD5
2024	388,497	22.8461	to	18.4791	9,746,826	0.81	0.65	to	2.10	8.05	to	6.47
2023	473,692	21.1442	to	17.3561	10,877,995	0.87	0.65	to	2.10	13.65	to	12.01
2022	542,622	18.6041	to	15.4950	10,968,471	0.38	0.65	to	2.10	(15.73)	to	(16.95)
2021	620,289	22.0773	to	18.6580	15,046,507	0.38	0.65	to	2.10	8.28	to	6.72
2020	719,733	20.3882	to	17.4838	16,013,520	1.26	0.65	to	2.10	14.75	to	13.08
M98
2024	459,685	68.3989	to	39.1969	24,865,012	1.32	1.15	to	1.85	6.02	to	5.25
2023	558,725	64.5177	to	37.2400	28,300,915	0.71	1.15	to	1.85	16.32	to	15.49
2022	635,660	55.4656	to	32.2439	27,693,190	0.76	1.15	to	1.85	(24.43)	to	(24.96)
2021	710,097	73.3937	to	42.9718	41,017,390	0.33	1.15	to	1.85	9.30	to	8.52
2020	795,345	67.1512	to	39.5986	42,167,610	0.99	1.15	to	1.85	19.15	to	18.30
M93
2024	2,204,681	28.1654	to	20.8762	50,910,905	1.12	0.65	to	2.10	6.27	to	4.71
2023	2,516,792	26.5048	to	19.9361	55,307,646	0.46	0.65	to	2.10	16.61	to	14.92
2022	2,983,030	22.7298	to	16.9342	57,027,807	0.51	0.65	to	2.25	(24.25)	to	(25.46)
2021	3,034,082	30.0052	to	22.7172	77,636,236	0.14	0.65	to	2.25	9.56	to	7.81
2020	3,403,967	27.3870	to	21.0714	80,121,412	0.77	0.65	to	2.25	19.42	to	17.51
MD6
2024	5,756,619	37.0032	to	32.4499	287,764,416	0.35	1.00	to	1.85	15.10	to	14.11
2023	6,625,157	32.1500	to	28.4381	287,612,355	0.30	1.00	to	1.85	22.77	to	21.73
2022	7,592,166	26.1867	to	23.3617	267,972,468	0.10	1.00	to	1.85	(20.06)	to	(20.74)
2021	8,513,738	32.7594	to	29.4761	376,376,169	0.24	1.00	to	1.85	24.72	to	23.65
2020	9,721,767	26.2674	to	23.8377	345,687,434	0.45	1.00	to	1.85	21.30	to	20.26
MB3
2024	546,532	52.8111	to	52.4136	28,592,375	0.13	1.00	to	2.30	14.81	to	13.31
2023	611,889	45.9975	to	46.2573	28,183,013	0.05	1.00	to	2.30	22.47	to	20.89
2022	718,799	37.5571	to	38.2650	27,187,541	—	1.00	to	2.30	(20.25)	to	(21.29)
2021	812,853	47.0938	to	49.0183	39,021,196	0.03	1.00	to	2.30	24.40	to	22.79
2020	923,299	37.8558	to	39.9217	35,764,443	0.22	1.00	to	2.30	20.98	to	19.40
MD8
2024	2,954,341	12.5153	to	9.2524	34,129,209	4.73	1.15	to	1.85	3.65	to	2.90
2023	3,138,036	12.0748	to	8.9912	35,036,554	4.51	1.15	to	1.85	3.41	to	2.67
2022	3,236,722	11.6772	to	8.7573	35,123,376	1.15	1.15	to	1.85	0.02	to	(0.69)
2021	3,357,118	11.6743	to	8.8178	36,673,308	—	1.15	to	1.85	(1.14)	to	(1.84)
2020	3,207,388	11.8087	to	8.9832	35,684,810	0.22	1.15	to	1.85	(0.92)	to	(1.63)
MD9
2024	10,171,957	10.6056	to	7.8759	93,391,934	4.73	0.65	to	2.35	4.17	to	2.38
2023	11,052,713	10.1815	to	7.6926	98,640,501	4.50	0.65	to	2.35	3.92	to	2.16
2022	10,721,778	9.7979	to	7.5301	92,910,455	1.15	0.65	to	2.35	0.52	to	(1.18)
2021	11,382,495	9.7474	to	7.6203	98,542,144	—	0.65	to	2.35	(0.65)	to	(2.34)
2020	12,145,036	9.8111	to	7.5942	106,966,888	0.22	0.65	to	2.50	(0.43)	to	(2.28)
ME2
2024	556,646	36.9106	to	18.6034	13,643,001	1.60	1.15	to	1.85	1.91	to	1.18
2023	619,159	36.2195	to	18.3870	14,882,370	1.06	1.15	to	1.85	11.73	to	10.94
2022	697,045	32.4165	to	16.5741	14,958,282	1.84	1.15	to	1.85	(18.52)	to	(19.10)
2021	752,499	39.7827	to	20.4860	19,973,577	0.82	1.15	to	1.85	10.30	to	9.52
2020	845,774	36.0675	to	18.7059	20,437,101	2.08	1.15	to	1.85	11.66	to	10.86
ME3
2024	887,202	17.6309	to	25.7456	24,533,761	1.39	0.65	to	2.10	2.11	to	0.62
2023	988,881	17.2663	to	25.8765	27,100,129	0.79	0.65	to	2.10	12.10	to	10.48
2022	1,114,982	15.4029	to	22.7038	27,586,246	1.62	0.65	to	2.25	(18.33)	to	(19.64)
2021	1,189,934	18.8608	to	28.2516	36,414,019	0.67	0.65	to	2.25	10.54	to	8.78
2020	1,298,599	17.0617	to	24.6473	36,422,484	1.84	0.65	to	2.30	11.98	to	10.13

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA5
2024	771,449	23.1975	to	19.1750	16,593,354	3.86%	1.15%	to	1.85%	2.06%	to	1.33%
2023	845,645	22.7288	to	18.9234	17,890,355	3.62	1.15	to	1.85	6.37	to	5.62
2022	923,220	21.3675	to	17.9172	18,417,414	3.43	1.15	to	1.85	(14.69)	to	(15.29)
2021	990,712	24.1423	to	21.1523	23,061,684	3.03	1.15	to	1.85	(0.69)	to	(1.38)
2020	1,185,994	25.2170	to	21.4491	27,848,458	3.61	1.15	to	1.85	8.10	to	7.33
MA7
2024	112,768	20.7339	to	16.3339	2,103,698	3.81	1.15	to	2.10	1.72	to	0.75
2023	123,372	20.3829	to	16.2130	2,268,283	3.44	1.15	to	2.10	6.13	to	5.13
2022	136,029	19.2048	to	15.4223	2,370,712	2.91	1.15	to	2.10	(14.84)	to	(15.64)
2021	173,444	22.5501	to	18.2825	3,559,201	2.88	1.15	to	2.10	(1.05)	to	(1.99)
2020	176,159	22.7896	to	18.6542	3,668,590	3.37	1.15	to	2.10	7.86	to	6.83
ME4
2024	583,121	42.7751	to	33.6329	22,130,031	—	1.15	to	1.85	35.22	to	34.26
2023	634,362	31.6339	to	25.0500	17,833,104	—	1.15	to	1.85	52.47	to	51.40
2022	675,242	20.7478	to	16.5451	12,500,200	—	1.15	to	1.85	(36.44)	to	(36.88)
2021	754,745	32.6409	to	26.2130	22,058,504	—	1.15	to	1.85	12.38	to	11.59
2020	880,180	29.0458	to	23.4907	22,945,612	—	1.15	to	1.85	45.15	to	44.13
MA2
2024	1,055,452	83.7637	to	75.5929	19,085,832	—	1.15	to	2.05	34.87	to	33.64
2023	902,749	62.1082	to	56.5633	13,374,917	—	1.15	to	2.05	52.06	to	50.69
2022	898,229	40.8450	to	37.5351	9,348,832	—	1.15	to	2.05	(36.59)	to	(37.16)
2021	610,914	64.4137	to	59.7321	11,344,654	—	1.15	to	2.05	12.13	to	11.11
2020	109,909	57.4480	to	53.7571	3,033,373	—	1.15	to	2.05	44.72	to	43.42
MF3
2024	1,680,227	36.4513	to	25.4568	38,564,368	0.76	0.65	to	2.10	3.96	to	2.44
2023	1,766,555	35.0615	to	24.6357	41,895,755	0.54	0.65	to	2.15	17.90	to	16.14
2022	1,888,446	29.7383	to	20.8763	40,046,875	0.50	0.65	to	2.25	(19.09)	to	(20.38)
2021	1,930,410	36.7555	to	26.0230	53,130,086	0.68	0.65	to	2.30	28.33	to	26.22
2020	2,223,974	28.6404	to	20.6169	49,915,126	0.63	0.65	to	2.30	1.48	to	(0.20)
MF5
2024	12,334,583	17.9573	to	17.1336	233,799,067	1.65	0.65	to	2.10	4.95	to	3.42
2023	14,409,576	17.1096	to	17.1336	263,486,237	2.65	0.65	to	2.10	9.32	to	7.74
2022	16,605,806	15.6511	to	15.9020	280,993,453	2.01	0.65	to	2.10	(16.08)	to	(17.29)
2021	18,283,238	18.6494	to	19.2268	373,266,922	1.99	0.65	to	2.10	6.01	to	4.47
2020	20,582,839	17.5922	to	18.4038	401,376,214	2.34	0.65	to	2.10	11.33	to	9.71
MF6
2024	30,258	34.4430	to	30.6244	960,815	2.16	1.35	to	2.10	(4.01)	to	(4.74)
2023	33,782	35.8821	to	32.1481	1,123,601	0.86	1.35	to	2.10	9.96	to	9.13
2022	36,203	32.6320	to	28.2706	1,096,975	1.57	1.35	to	2.30	(27.92)	to	(28.61)
2021	38,728	45.2722	to	39.5985	1,634,908	1.44	1.35	to	2.30	28.37	to	27.15
2020	48,032	35.2659	to	31.1426	1,580,465	4.72	1.35	to	2.30	0.11	to	(0.84)
MF7
2024	1,672,474	20.4867	to	18.5434	33,199,967	1.54	0.65	to	2.35	(3.56)	to	(5.21)
2023	1,750,353	21.2426	to	19.5625	36,900,502	0.46	0.65	to	2.35	10.48	to	8.61
2022	1,868,567	19.2270	to	18.0110	36,555,087	1.13	0.65	to	2.35	(27.61)	to	(28.84)
2021	1,789,011	26.5597	to	25.3095	49,854,935	1.04	0.65	to	2.35	29.03	to	26.84
2020	2,144,042	20.5844	to	19.9538	47,747,308	3.86	0.65	to	2.35	0.49	to	(1.22)
MF9
2024	7,268,348	28.2501	to	29.7051	226,189,084	0.92	0.65	to	2.30	9.33	to	7.51
2023	8,393,104	25.8401	to	27.6297	243,778,449	2.28	0.65	to	2.30	14.28	to	12.41
2022	9,280,676	22.6108	to	24.5803	240,252,292	1.37	0.65	to	2.30	(19.03)	to	(20.36)
2021	9,936,732	27.9242	to	30.8644	325,550,305	1.44	0.65	to	2.30	14.79	to	12.90
2020	11,100,750	24.3257	to	27.3370	328,149,552	1.81	0.65	to	2.30	14.71	to	12.81

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MG1
2024	6,762,476	$9.8621	to	$9.2822	$68,032,780	3.25%	0.65%	to	2.10%	(4.75%)	to	(6.15%)
2023	7,203,737	10.3544	to	9.8901	76,838,892	2.80	0.65	to	2.10	1.79	to	0.32
2022	7,885,165	10.1721	to	9.6478	83,417,203	4.02	0.65	to	2.25	(22.17)	to	(23.41)
2021	8,152,240	13.0694	to	12.5122	111,770,527	0.82	0.65	to	2.30	0.66	to	(1.00)
2020	8,522,169	12.9838	to	12.6385	117,256,139	0.20	0.65	to	2.30	12.47	to	10.62
MF2
2024	11,615,210	11.3712	to	9.5075	122,994,890	3.79	1.30	to	2.35	3.92	to	2.82
2023	12,577,002	10.9422	to	9.2469	128,755,563	1.59	1.30	to	2.35	4.71	to	3.61
2022	13,847,268	10.4502	to	8.9247	135,946,565	1.89	1.30	to	2.35	(5.38)	to	(6.37)
2021	16,971,070	11.0439	to	9.5319	176,852,160	2.27	1.30	to	2.35	(1.14)	to	(2.18)
2020	17,098,090	11.1715	to	9.5550	180,924,192	3.07	1.30	to	2.50	2.98	to	1.74
MG2
2024	6,759,873	11.3142	to	9.5086	69,580,539	3.54	0.65	to	2.10	4.34	to	2.81
2023	7,498,815	10.8440	to	9.2487	74,710,401	1.30	0.65	to	2.10	5.08	to	3.57
2022	8,519,988	10.3193	to	8.9303	81,565,582	1.61	0.65	to	2.10	(4.86)	to	(6.24)
2021	9,896,928	10.8464	to	9.5241	100,588,147	2.01	0.65	to	2.10	(0.84)	to	(2.27)
2020	10,230,519	10.9379	to	9.7457	105,961,857	2.87	0.65	to	2.10	3.47	to	1.97
MG3
2024	490,153	37.7279	to	32.9193	17,094,005	1.22	1.30	to	2.10	12.26	to	11.35
2023	571,568	33.6074	to	29.3239	17,860,289	1.76	1.30	to	2.15	11.27	to	10.32
2022	638,484	30.2038	to	26.1865	18,017,985	0.97	1.30	to	2.25	(9.97)	to	(10.82)
2021	758,430	33.5473	to	29.3644	23,879,329	0.79	1.30	to	2.25	29.29	to	28.06
2020	938,041	25.9474	to	22.9302	22,965,486	1.23	1.30	to	2.25	2.52	to	1.54
MG4
2024	595,061	41.2727	to	31.5446	15,981,569	1.01	0.65	to	2.10	12.77	to	11.13
2023	623,872	36.5978	to	28.3863	16,316,464	1.48	0.65	to	2.10	11.66	to	10.04
2022	698,813	32.7766	to	25.7952	17,035,863	0.80	0.65	to	2.10	(9.59)	to	(10.90)
2021	728,565	36.2553	to	28.9520	21,209,255	0.69	0.65	to	2.10	29.76	to	27.88
2020	863,349	27.9411	to	22.6405	20,796,934	1.01	0.65	to	2.10	3.00	to	1.50
MG6
2024	32,011,518	23.0634	to	24.1536	821,090,675	1.32	0.65	to	2.10	7.41	to	5.84
2023	37,477,004	21.4717	to	22.8201	906,787,340	2.43	0.65	to	2.10	11.92	to	10.30
2022	42,060,194	19.1857	to	20.6895	921,771,209	1.73	0.65	to	2.10	(17.45)	to	(18.65)
2021	46,425,382	23.2422	to	25.4322	1,251,694,528	1.74	0.65	to	2.10	10.53	to	8.93
2020	53,265,460	21.0271	to	23.3467	1,317,510,683	2.09	0.65	to	2.10	13.34	to	11.69
MG7
2024	447,602	38.3411	to	39.0182	9,132,260	1.05	0.65	to	2.10	8.47	to	6.88
2023	471,520	35.3477	to	36.5053	9,464,462	0.91	0.65	to	2.10	10.50	to	8.91
2022	448,586	31.9881	to	33.5202	8,752,627	0.42	0.65	to	2.10	(11.81)	to	(13.08)
2021	359,058	36.2709	to	38.5663	9,845,653	0.67	0.65	to	2.10	33.00	to	31.08
2020	238,186	27.2704	to	29.4223	7,202,052	0.78	0.65	to	2.10	3.05	to	1.56
V46[10]
2023	—	8.6174			—	3.85	1.20			1.75
2022	19,282	8.4689			163,290	2.69	1.20			(15.60)
2021	8,447	10.0347			84,761	—	1.20			0.31
V45[11]
2023	—	10.0407			—	0.58	1.20			9.41
2022	183,964	9.1765	to	12.6796	2,032,820	0.61	1.20			(18.55)
2021	132,080	11.2667	to	15.5677	1,961,048	0.81	1.20			12.64
2020	5,499	12.9495			71,215	0.96	1.20			11.85
U43[12]
2024	—	13.8835	to	11.3813	—	4.64	1.20			15.01
2023	146,362	9.8949	to	12.0719	1,502,910	0.26	1.20			3.03
2022	123,913	9.6043	to	11.7174	1,236,494	2.88	1.20			(9.41)
2021	40,230	10.6023	to	12.9349	482,399	2.61	1.20			4.42
2020	223	11.4834			2,563	—	1.20			(2.62)
U41
2024	334,381	9.9250	to	12.4088	3,399,049	—	1.20			6.12
2023	258,575	9.3523	to	11.6927	2,490,888	1.58	1.20			12.58
2022	205,093	8.3069	to	10.3857	1,767,484	—	1.20			(18.06)
2021	78,952	10.1375	to	12.6744	887,878	1.45	1.20			1.07
2020	6,583	11.8534			78,025	—	1.20			9.52
V44
2024	2,139,807	62.6924	to	51.6047	31,334,793	—	0.65	to	2.10	45.24	to	43.12
2023	2,237,645	43.1637	to	36.0562	24,585,970	—	0.65	to	2.10	47.36	to	45.23
2022	2,071,210	29.2918	to	24.8266	17,415,111	—	0.65	to	2.10	(60.42)	to	(61.00)
2021	962,417	74.0105	to	63.6535	27,952,666	—	0.65	to	2.10	(0.80)	to	(2.24)
2020	316,106	74.6058	to	63.8935	17,695,239	—	0.65	to	2.30	115.35	to	111.80

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V43
2024	99,597	$46.1968	to	$40.6528	$4,365,068	—%	1.35%	to	2.10%	39.81%	to	38.75%
2023	144,005	33.0434	to	29.3001	4,527,314	—	1.35	to	2.10	42.20	to	41.13
2022	197,026	23.2378	to	20.7610	4,367,895	—	1.35	to	2.10	(63.47)	to	(63.74)
2021	124,972	63.6083	to	57.2608	7,596,199	—	1.35	to	2.10	(12.39)	to	(13.05)
2020	123,333	67.7439	to	65.8571	8,607,368	—	0.65	to	2.10	150.41	to	146.78
O19
2024	193,165	53.1904	to	56.7855	12,129,947	—	1.30	to	2.25	32.08	to	30.81
2023	252,325	40.2721	to	43.4105	12,107,824	—	1.30	to	2.25	33.28	to	32.02
2022	301,913	30.2154	to	29.4143	10,929,734	—	1.30	to	2.30	(31.86)	to	(32.54)
2021	315,397	44.3413	to	43.6026	16,770,766	—	1.30	to	2.30	20.70	to	19.49
2020	346,272	36.7382	to	36.4919	15,307,924	—	1.30	to	2.30	34.47	to	33.12
O23[13]
2024	—	11.6783	to	11.8070	—	12.77	1.20	to	2.10	2.71	to	1.78
2023	1,003,083	9.4789	to	11.6008	11,181,876	1.68	1.20	to	2.10	10.97	to	9.97
2022	880,257	8.5421	to	10.5493	9,204,534	0.96	1.20	to	2.10	(18.01)	to	(18.75)
2021	1,020,006	10.4185	to	12.9839	13,814,920	1.30	1.20	to	2.10	7.99	to	3.51
2020	975,012	13.3581	to	12.0227	12,497,860	1.88	1.35	to	2.10	13.04	to	12.19
O20
2024	213,254	34.8477	to	39.0546	9,127,911	—	0.65	to	2.10	15.03	to	13.35
2023	257,480	30.2956	to	34.4563	9,689,522	—	0.65	to	2.10	33.58	to	31.65
2022	324,761	22.6804	to	25.4230	9,242,357	—	0.65	to	2.25	(32.38)	to	(33.46)
2021	329,635	33.5401	to	38.2062	14,019,771	—	0.65	to	2.25	14.42	to	12.60
2020	402,248	29.3124	to	33.9323	15,120,338	0.42	0.65	to	2.25	26.51	to	24.48
O21
2024	1,863,348	13.0824	to	42.4864	95,758,310	—	1.20	to	2.35	21.90	to	20.49
2023	2,426,931	10.7317	to	35.2617	103,061,193	0.47	1.20	to	2.35	21.36	to	19.97
2022	2,977,043	8.8426	to	29.3920	104,815,069	1.09	1.20	to	2.35	(21.26)	to	(22.17)
2021	3,132,141	11.2304	to	37.7636	141,108,534	0.48	1.20	to	2.35	24.26	to	10.65
2020	4,000,444	32.2906	to	29.5789	144,017,824	1.13	1.30	to	2.50	12.22	to	10.86
O04
2024	57,708	69.6968	to	56.9706	3,638,564	—	1.35	to	2.10	10.88	to	10.04
2023	66,782	62.8580	to	51.7735	3,831,109	0.93	1.35	to	2.10	16.24	to	15.37
2022	73,501	54.0772	to	44.8780	3,647,529	0.25	1.35	to	2.10	(17.17)	to	(17.79)
2021	87,399	65.2883	to	54.6709	5,247,251	0.18	1.35	to	2.25	20.62	to	19.53
2020	95,060	54.1286	to	45.7385	4,751,864	0.36	1.35	to	2.25	18.02	to	16.95
PH2
2024	9,097	23.4468	to	21.7764	205,879	5.09	1.35	to	1.90	11.83	to	11.21
2023	10,360	20.9661	to	19.5815	210,247	2.71	1.35	to	1.90	21.19	to	20.53
2022	12,294	17.2999	to	16.2468	206,479	1.02	1.35	to	1.90	(19.88)	to	(20.32)
2021	17,517	21.5920	to	20.3902	367,935	0.07	1.35	to	1.90	17.73	to	17.08
2020	22,083	18.3408	to	17.4161	396,045	1.10	1.35	to	1.90	11.51	to	10.89
P08
2024	671,129	18.7600	to	16.2146	11,788,282	6.46	1.35	to	2.10	2.34	to	1.56
2023	787,454	18.3316	to	15.9656	13,593,340	2.97	1.35	to	2.10	6.69	to	5.89
2022	836,959	17.1822	to	15.0777	13,593,699	7.73	1.35	to	2.10	(13.03)	to	(13.68)
2021	915,599	19.7564	to	17.4679	17,128,845	11.10	1.35	to	2.10	14.67	to	13.81
2020	1,018,738	17.2291	to	15.3489	16,682,026	5.01	1.35	to	2.10	6.55	to	5.75

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
PC0
2024	624,350	$16.1084	to	$13.2592	$8,890,226	6.23%	0.65%	to	2.10%	2.90%	to	1.39%
2023	743,945	15.6550	to	13.0770	10,389,109	2.84	0.65	to	2.10	7.32	to	5.77
2022	828,956	14.5875	to	12.3640	10,880,450	7.52	0.65	to	2.10	(12.44)	to	(13.71)
2021	938,639	16.6600	to	14.3281	14,197,943	10.95	0.65	to	2.10	15.29	to	13.62
2020	1,034,110	14.4508	to	12.6108	13,695,289	4.82	0.65	to	2.10	7.21	to	5.65
P70
2024	271,672	7.1373	to	5.9145	3,153,931	2.10	0.65	to	2.05	3.29	to	1.83
2023	262,378	6.9103	to	5.8083	2,931,834	15.60	0.65	to	2.05	(8.53)	to	(9.81)
2022	256,095	7.5546	to	6.4398	3,141,519	19.41	0.65	to	2.05	7.96	to	6.45
2021	158,073	6.9976	to	6.0494	1,725,004	4.99	0.65	to	2.05	32.25	to	30.40
2020	51,525	5.2914	to	4.6392	257,269	6.31	0.65	to	2.05	0.57	to	(0.84)
P10
2024	2,071,828	7.9922	to	6.4977	14,708,355	2.17	0.65	to	2.10	3.48	to	1.97
2023	2,297,572	7.7236	to	6.0847	15,920,985	15.98	0.65	to	2.35	(8.45)	to	(10.00)
2022	2,253,941	8.4366	to	6.7609	17,225,356	22.78	0.65	to	2.35	7.91	to	6.08
2021	3,074,661	7.8181	to	6.3731	21,953,980	4.17	0.65	to	2.35	32.48	to	30.23
2020	4,052,034	5.9015	to	4.8938	22,070,683	6.44	0.65	to	2.35	0.69	to	(1.02)
PK8
2024	150,157	14.5629	to	27.4364	4,616,660	6.41	0.65	to	2.10	6.85	to	5.29
2023	167,233	13.6296	to	25.7774	4,854,260	5.72	0.65	to	2.15	10.42	to	8.77
2022	189,974	12.3430	to	23.6990	5,057,872	4.81	0.65	to	2.15	(16.28)	to	(17.53)
2021	206,159	14.7431	to	28.9308	6,635,426	4.48	0.65	to	2.30	(3.21)	to	(4.80)
2020	230,453	15.2317	to	30.3907	7,446,911	4.59	0.65	to	2.30	6.01	to	4.26
P20
2024	7,362	12.9508	to	11.7877	92,496	6.31	1.35	to	2.05	5.99	to	5.24
2023	8,311	12.2194	to	11.2012	98,806	5.62	1.35	to	2.05	9.54	to	8.77
2022	9,279	11.1550	to	10.2977	100,993	4.69	1.35	to	2.05	(16.95)	to	(17.54)
2021	10,708	13.4322	to	12.4875	140,557	4.39	1.35	to	2.05	(3.98)	to	(4.66)
2020	11,525	13.9894	to	13.0974	158,253	4.49	1.35	to	2.05	5.16	to	4.42
PM5
2024	80,063	9.7739	to	10.6000	797,622	3.09	1.20			4.09
2023	65,946	9.3896	to	10.1831	632,828	2.49	1.20			7.61
2022	61,958	8.7253	to	9.4626	553,336	1.43	1.20			(11.31)	to	(11.32)
2021	37,003	9.8380	to	10.6706	380,471	1.27	1.20			(1.43)
2020	3,644	11.0266			40,181	0.89	1.20			4.19
PD6
2024	14,286,457	16.7255	to	15.5295	240,062,920	3.39	0.65	to	2.10	10.03	to	8.42
2023	16,888,794	15.2009	to	14.3232	260,313,586	2.10	0.65	to	2.10	12.12	to	10.50
2022	19,601,933	13.5579	to	12.9624	271,964,020	1.87	0.65	to	2.10	(18.93)	to	(20.10)
2021	21,546,040	16.7229	to	16.2233	372,217,687	2.35	0.65	to	2.10	11.87	to	10.25
2020	24,779,720	14.9483	to	14.7149	386,372,660	7.93	0.65	to	2.10	15.95	to	14.27
P06
2024	1,190,667	15.0954	to	14.8067	19,397,964	2.63	1.30	to	2.10	0.80	to	(0.02)
2023	1,316,280	14.9757	to	14.6493	21,362,415	3.00	1.30	to	2.15	2.33	to	1.46
2022	1,419,494	14.6347	to	14.4388	22,606,292	7.00	1.30	to	2.15	(13.05)	to	(13.79)
2021	1,646,744	16.8312	to	16.3661	30,313,919	4.95	1.30	to	2.30	4.24	to	3.19
2020	1,749,011	16.1467	to	15.8597	30,989,220	1.39	1.30	to	2.30	10.27	to	9.16
P07
2024	5,341,361	15.8292	to	14.5565	84,764,655	4.04	1.30	to	2.10	1.20	to	0.38
2023	5,729,822	15.6421	to	12.8296	90,236,711	3.58	1.30	to	2.35	4.57	to	3.47
2022	6,203,056	14.9587	to	12.3992	93,749,466	2.60	1.30	to	2.35	(15.42)	to	(16.31)
2021	6,941,460	17.6854	to	14.8149	124,464,099	1.82	1.30	to	2.35	(2.55)	to	(3.57)
2020	6,995,070	18.1477	to	15.3639	129,212,572	2.13	1.30	to	2.35	7.25	to	6.12
P68
2024	581,338	8.9608	to	10.0840	5,664,341	3.83	1.20			1.20
2023	572,065	8.8547	to	9.9646	5,543,828	3.46	1.20			4.57
2022	520,044	8.4677	to	9.5291	4,839,107	2.52	1.20			(15.40)	to	(15.42)
2021	480,584	10.0092	to	11.2659	5,368,911	1.74	1.20			0.07
2020	79,749	11.5602			921,917	1.80	1.20			7.25

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
PI3[14]
2023	—	10.4766	to	8.8401	—	6.48	0.65	to	2.10	1.20	to	0.74
2022	1,081,569	10.3529	to	8.7749	10,054,932	1.46	0.65	to	2.10	(0.29)	to	(1.73)
2021	1,232,025	10.3833	to	8.9294	11,591,889	—	0.65	to	2.10	0.10	to	(1.35)
2020	1,356,775	10.3730	to	9.0518	12,867,174	—	0.65	to	2.10	(7.98)	to	(9.32)
P72
2024	829,859	49.3458	to	40.6192	22,340,191	1.05	0.65	to	2.10	18.36	to	16.63
2023	767,434	41.6904	to	34.8263	19,639,513	1.98	0.65	to	2.10	14.92	to	13.26
2022	727,079	36.2787	to	30.7499	17,485,344	1.40	0.65	to	2.10	(3.76)	to	(5.15)
2021	615,378	37.6956	to	32.4199	17,298,993	1.14	0.65	to	2.10	26.48	to	24.65
2020	536,802	29.8044	to	25.6448	14,403,371	1.79	0.65	to	2.25	5.11	to	3.43
P88
2024	1,843,966	12.1385	to	16.2990	22,836,920	0.60	1.20				15.32
2023	811,323	10.5262	to	14.1340	8,934,558	1.07	1.20				18.47
2022	534,278	8.8850	to	11.9303	5,071,557	0.82	1.20				(17.00)
2021	305,037	10.7046	to	14.3736	3,712,125	0.25	1.20				6.79
2020	9,019	12.7661			115,140	—	1.20				14.02
P93
2024	398,976	11.7774	to	14.2907	4,729,586	1.46	1.20				14.95
2023	243,622	10.2454	to	9.5971	2,523,436	5.59	1.20				3.45
2022	164,395	8.8259	to	10.7094	1,478,832	0.96	1.20				(17.03)
2021	59,608	10.6377	to	12.9077	670,641	0.10	1.20				6.20
2020	1,580	11.4648			18,109	—	1.20				10.96
P89
2024	249,813	11.6662	to	15.8496	3,220,141	0.37	1.20				0.20
2023	174,133	11.6425	to	15.8479	2,307,338	0.27	1.20				7.83
2022	138,476	10.7970	to	14.6687	1,746,813	0.39	1.20				(5.81)
2021	111,686	11.4632	to	15.5737	1,621,461	0.35	1.20				12.94
2020	4,642	13.2012			61,286	—	1.20				14.88
P95
2024	155,085	8.6533	to	9.7013	1,434,322	3.84	1.20				1.09
2023	101,777	8.5604	to	9.5971	959,082	5.60	1.20				3.45
2022	94,202	8.2753	to	9.2775	860,787	4.00	1.20				(14.84)
2021	57,894	9.7174	to	10.8942	624,365	0.24	1.20				(3.15)
2020	3,119	11.5561			36,049	1.50	1.20				4.46
P79
2024	282,133	14.4296	to	21.3985	5,279,434	0.35	1.20				24.75
2023	262,569	11.5663	to	17.1525	4,116,156	0.79	1.20				27.32
2022	257,212	9.0843	to	13.4717	3,252,094	0.56	1.20				(18.27)
2021	256,343	11.1152	to	16.4833	4,132,899	0.03	1.20				10.74
2020	8,993	13.4393			120,857	0.26	1.20				18.48
P80
2024	120,993	9.3365			1,129,650	—	1.20				13.50
2023	126,822	8.2261			1,043,174	—	1.20				26.99
2022	71,913	6.4778			465,819	—	1.20				(34.82)
2021	19,273	9.9379			191,531	—	1.20				(0.71)
P81
2024	107,969	12.7171			1,373,078	0.18	1.20				21.54
2023	87,859	10.4634			919,260	0.43	1.20				24.60
2022	44,989	8.3975			377,781	0.35	1.20				(23.83)
2021	4,875	11.0249			53,742	—	1.20				9.88
TBD
2024	996,598	12.9400			12,896,095	—	1.20				33.54
2023	773,336	9.6899			7,493,179	—	1.20				47.18
2022	603,296	6.5836			3,971,751	—	1.20				(39.40)
2021	171,516	10.8635			1,863,259	—	1.20				8.64
TBE
2024	389,417	12.0482			4,691,811	1.29	1.20				10.04
2023	269,864	10.9494			2,954,684	1.96	1.20				8.01
2022	191,475	10.1376			1,941,028	1.84	1.20				(4.74)
2021	85,280	10.6417			907,528	1.42	1.20				4.40
TBF
2024	692,704	9.5884			6,641,889	—	1.20				0.19
2023	528,352	9.5698			5,055,843	—	1.20				1.46
2022	333,878	9.4322			3,149,092	—	1.20				(13.73)
2021	85,722	10.9334			937,239	—	1.20				7.00
TP1
2024	404,928	11.1839			4,528,713	0.86	1.20				10.37
2023	271,764	10.1331			2,753,666	1.01	1.20				15.70
2022	138,023	8.7580			1,208,757	1.05	1.20				(17.14)
2021	71,024	10.5695			750,691	0.75	1.20				4.95

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
TP2
2024	249,629	$10.4295			$2,603,511	1.68%	1.20%			5.29%
2023	194,035	9.9054			1,921,881	1.67	1.20			9.84
2022	113,437	9.0179			1,022,932	2.04	1.20			(12.47)
2021	3,065	10.3023			31,580	1.19	1.20			2.52
TP3
2024	314,727	10.3234			3,249,046	2.07	1.20			4.49
2023	299,702	9.8800			2,960,865	1.95	1.20			7.66
2022	225,202	9.1766			2,066,529	2.26	1.20			(10.20)
2021	18,471	10.2191			188,757	0.31	1.20			1.79
TP4
2024	210,155	11.0255			2,317,085	0.96	1.20			9.15
2023	144,892	10.1015			1,463,542	1.35	1.20			14.43
2022	74,637	8.8275			658,837	1.88	1.20			(15.97)
2021	1,590	10.5052			16,703	0.81	1.20			4.42
TP5
2024	1,261,972	10.7130			13,519,563	1.41	1.20			7.17
2023	1,049,195	9.9961			10,487,258	1.56	1.20			11.86
2022	814,450	8.9364			7,278,040	1.71	1.20			(14.11)
2021	32,024	10.4045			333,188	0.99	1.20			3.50
W41[15]
2023	—	27.0016	to	23.7466	—	—	1.35	to	2.05	8.97	to	8.73
2022	7,761	24.7794	to	21.8395	181,480	—	1.35	to	2.05	(35.71)	to	(36.16)
2021	6,692	38.5426	to	34.2101	244,231	—	1.35	to	2.05	4.41	to	3.67
2020	6,809	36.9161	to	32.9983	238,777	0.79	1.35	to	2.05	24.94	to	24.06
W42
2024	6,075	36.5560	to	31.7672	208,645	—	1.35	to	2.05	12.63	to	11.83
2023	6,869	32.4571	to	28.4064	209,908	—	1.35	to	2.05	20.10	to	19.26
2022	1,416	25.6017	to	23.8187	35,843	—	1.65	to	2.05	(34.56)	to	(34.82)
2021	1,213	39.1209	to	36.5427	46,909	0.76	1.65	to	2.05	7.11	to	6.68
2020	1,151	36.5248	to	34.2551	41,589	—	1.65	to	2.05	22.18	to	21.69
W50
2024	122,599	8.4446	to	9.6952	1,127,299	8.04	1.20			(0.02)
2023	120,713	8.6220	to	9.8989	1,140,226	3.70	1.20			5.16
2022	109,560	8.1986	to	9.4128	983,827	1.71	1.20			(18.27)
2021	111,062	10.0313	to	11.5168	1,247,206	3.44	1.20			0.08
2020	32,781	11.9179			390,678	4.20	1.20			7.74

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) merged into Sub-Account MD9 on April 15, 2024.
[6]	Rational Trend Aggregation VA Fund Sub-Account (H24) merged into Sub-Account MD9 on July 30, 2021.
[7]	Rational Insider Buying VA Fund Sub-Account (H32) merged into Sub-Account MD9 on November 30, 2021.
[8]	JPMorgan Insurance Trust Global Allocation Portfolio Sub-Account (JF1) merged into Sub-Account MD9 on April 25, 2023.
[9]	JPMorgan Insurance Trust Income Builder—Class 2 Sub-Account (JF0) merged into Sub-Account MD9 on April 25, 2023.
[10]	Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II Sub-Account (V46) merged into Sub-Account MD9 on July 25, 2023.
[11]	Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account (V45) liquidated on September 18, 2023.
[12]	Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) merged into Sub-Account MD9 on April 21, 2023.
[13]	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure—Class II Sub-Account (U43) merged into Sub-Account MD9 on December 6, 2024.
[14]	Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) merged into Sub-Account V11 on April 26, 2024.
[15]	Wanger Select Fund Sub-Account (W41) merged into Sub-Account W42 on April 21, 2023.
[16]	Invesco V.I. S&P 500 Index Class II Sub-Account (V21) merged into Invesco V.I. Equally-Weighted S&P 500 Sub-Account (V20) on April 29, 2022.

Delaware Life

Variable Account F – All-Star

Financial Statements as of and for the Year Ended December 31, 2024 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F – ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2024

Page(s)

Report of Independent Registered Public Accounting Firm	1-3

Financial Statements

Statement of Assets and Liabilities	4-5

Statement of Operations	6-15

Statements of Changes in Net Assets	16-30

Notes to the Financial Statements	31-44

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F – All-Star:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Sub-Accounts listed in the Appendix that comprise Delaware Life Variable Account F – All-Star (the Separate Account), as of December 31, 2024, the related statement of operations and statements of changes in net assets for the periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2024, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year or period ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s Separate Accounts since 2021.

Boston, Massachusetts

April 24, 2025

Appendix

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) (1)

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) (1)(2)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49) (1)

Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75) (1)

Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66) (1)

Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68) (1)

Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73) (1)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69) (1)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70) (1)

Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

Invesco V.I. American Franchise Fund Series II Sub-Account (V52) (1)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Wanger International Sub-Account (W39) (1)

Wanger Select Fund Sub-Account (W41) (3)

Wanger Acorn Sub-Account (W42) (1)

(1)

Statement of assets and liabilities as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. Financial highlights for the year or period ended on December 31, 2020 were audited by other independent registered public accountants.

(2)	Formerly AB VPS Growth and Income Portfolio (Class B).
(3)	Statement of assets and liabilities as of December 31, 2024, and the related statement of changes in net assets for the year or period ended December 31, 2023.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)	1,194	$28,482	$39,172	$—	$39,172	$—	$39,172
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)	23,277	641,395	718,549	—	718,549	—	718,549
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ¹	—	—	—	—	—	—	—
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49)	11,654	192,831	508,474	—	508,474	—	508,474
Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)	1,183,778	1,183,778	1,183,778	138	1,183,916	—	1,183,916
Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76)	52,279	368,060	329,357	—	329,357	—	329,357
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	9,518	109,498	449,175	—	449,175	—	449,175
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66)	5,304	90,215	219,914	—	219,914	—	219,914
Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68)	7,174	77,825	349,297	—	349,297	—	349,297
Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73)	118,509	492,118	432,560	—	432,560	—	432,560
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69)	18,778	189,655	164,680	—	164,680	—	164,680
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70)	31,959	314,525	279,641	—	279,641	—	279,641
Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97)	6,158	134,162	157,016	—	157,016	—	157,016
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	30,437	383,023	418,807	—	418,807	—	418,807
Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51)	11,456	84,152	81,680	—	81,680	—	81,680
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	13,384	222,893	219,363	—	219,363	—	219,363
Invesco V.I. American Franchise Fund Series II Sub-Account (V52)	2,776	160,474	198,794	—	198,794	—	198,794
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)	68	2,433	2,245	—	2,245	—	2,245
MFS VIT I Growth Series Service Class Sub-Account (M80)	12,042	642,775	807,802	—	807,802	—	807,802
MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)	1,286	38,315	50,020	—	50,020	—	50,020
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	9,629	210,374	224,651	—	224,651	—	224,651
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	619	8,329	6,658	—	6,658	—	6,658
MFS VIT I Value Series Initial Class Sub-Account (M83)	14,951	299,563	323,398	—	323,398	—	323,398
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	12,690	102,805	134,386	—	134,386	—	134,386
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	24,341	317,728	280,168	—	280,168	—	280,168
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	90,470	914,059	817,846	—	817,846	—	817,846
Wanger International Sub-Account (W39)	787	17,594	14,521	—	14,521	—	14,521
Wanger Select Fund Sub-Account (W41)²	—	—	—	—	—	—	—
Wanger Acorn Sub-Account (W42)	72,450	1,024,179	1,102,683	—	1,102,683	—	1,102,683

[1]	This Sub-Account was close in 2024 due to liquidation and termination of the underlying portfolio. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.
[2]	This Sub-Account was closed in 2023 is, therefore, not disclosed in the Statements of Operations.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2024

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Net Assets
A70	1,286	$39,172	$39,172
A71	18,675	718,549	718,549
AM2	—	—	—
C49	21,314	508,474	508,474
C75	124,898	1,183,916	1,183,916
C76	25,590	329,357	329,357
C60	8,996	449,175	449,175
C66	8,087	219,914	219,914
C68	8,364	349,297	349,297
C73	20,233	432,560	432,560
C69	17,269	164,680	164,680
C70	30,645	279,641	279,641
F97	5,107	157,016	157,016
T20	19,681	418,807	418,807
F51	1,986	81,680	81,680
F54	7,234	219,363	219,363
V52	4,761	198,794	198,794
AC1	88	2,245	2,245
M80	10,055	807,802	807,802
M10	1,227	50,020	50,020
MB3	8,212	224,651	224,651
M42	131	6,658	6,658
M83	11,400	323,398	323,398
MG3	3,931	134,386	134,386
P06	18,400	280,168	280,168
P07	55,808	817,846	817,846
W39	406	14,521	14,521
W41	—	—	—
W42	24,020	1,102,683	1,102,683

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	A70 Sub-Account	A71 Sub-Account	AM2 Sub-Account
Income:
Dividend income	$—	$9,205	$—
Expenses:
Mortality and expense risk charges	(603)	(10,394)	(104)
Administration, distribution charges and other	(149)	(2,885)	(33)

Net investment income (loss)	(752)	(4,074)	(137)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	356	15,675	(2,896)
Realized gain distributions	121	25,900	—

Net realized gains (losses)	477	41,575	(2,896)

Net change in unrealized appreciation (depreciation)	1,915	43,113	2,664

Net realized and change in unrealized gains (losses)	2,392	84,688	(232)

Net increase (decrease) in net assets from operations	$1,640	$80,614	$(369)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	C49 Sub-Account	C75 Sub-Account	C76 Sub-Account
Income:
Dividend income	$—	$59,972	$18,168
Expenses:
Mortality and expense risk charges	(6,913)	(16,560)	(4,724)
Administration, distribution charges and other	(1,940)	(4,857)	(1,306)

Net investment income (loss)	(8,853)	38,555	12,138

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	21,282	—	(8,718)
Realized gain distributions	—	—	—

Net realized gains (losses)	21,282	—	(8,718)

Net change in unrealized appreciation (depreciation)	47,935	—	9,201

Net realized and change in unrealized gains (losses)	69,217	—	483

Net increase (decrease) in net assets from operations	$60,364	$38,555	$12,621

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	C60 Sub-Account	C66 Sub-Account	C68 Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(5,583)	(2,932)	(4,331)
Administration, distribution charges and other	(1,493)	(821)	(1,093)

Net investment income (loss)	(7,076)	(3,753)	(5,424)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	28,676	7,593	22,467
Realized gain distributions	—	—	—

Net realized gains (losses)	28,676	7,593	22,467

Net change in unrealized appreciation (depreciation)	83,091	17,477	51,101

Net realized and change in unrealized gains (losses)	111,767	25,070	73,568

Net increase (decrease) in net assets from operations	$104,691	$21,317	$68,144

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	C73 Sub-Account	C69 Sub-Account	C70 Sub-Account
Income:
Dividend income	$18,536	$5,404	$9,339
Expenses:
Mortality and expense risk charges	(6,522)	(2,113)	(3,982)
Administration, distribution charges and other	(1,528)	(567)	(1,219)

Net investment income (loss)	10,486	2,724	4,138

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(5,866)	(816)	(9,588)
Realized gain distributions	—	—	—

Net realized gains (losses)	(5,866)	(816)	(9,588)

Net change in unrealized appreciation (depreciation)	6,198	(1,889)	4,537

Net realized and change in unrealized gains (losses)	332	(2,705)	(5,051)

Net increase (decrease) in net assets from operations	$10,818	$19	$(913)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	F97 Sub-Account	T20 Sub-Account	F51 Sub-Account
Income:
Dividend income	$2,506	$10,556	$1,927
Expenses:
Mortality and expense risk charges	(2,374)	(5,987)	(1,413)
Administration, distribution charges and other	(790)	(1,851)	(361)

Net investment income (loss)	(658)	2,718	153

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,036	6,802	(10,232)
Realized gain distributions	9,410	—	1,641

Net realized gains (losses)	12,446	6,802	(8,591)

Net change in unrealized appreciation (depreciation)	6,872	(19,857)	23,839

Net realized and change in unrealized gains (losses)	19,318	(13,055)	15,248

Net increase (decrease) in net assets from operations	$18,660	$(10,337)	$15,401

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	F54 Sub-Account	V52 Sub-Account	AC1 Sub-Account
Income:
Dividend income	$4,409	$—	$36
Expenses:
Mortality and expense risk charges	(3,020)	(2,707)	(36)
Administration, distribution charges and other	(888)	(915)	(8)

Net investment income (loss)	501	(3,622)	(8)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(924)	311	(29)
Realized gain distributions	4,585	—	13

Net realized gains (losses)	3,661	311	(16)

Net change in unrealized appreciation (depreciation)	15,299	51,392	(6)

Net realized and change in unrealized gains (losses)	18,960	51,703	(22)

Net increase (decrease) in net assets from operations	$19,461	$48,081	$(30)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	M80 Sub-Account	M10 Sub-Account	MB3 Sub-Account
Income:
Dividend income	$—	$232	$281
Expenses:
Mortality and expense risk charges	(10,502)	(952)	(3,237)
Administration, distribution charges and other	(3,094)	(257)	(1,088)

Net investment income (loss)	(13,596)	(977)	(4,044)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	30,670	12,106	1,801
Realized gain distributions	64,666	3,628	19,574

Net realized gains (losses)	95,336	15,734	21,375

Net change in unrealized appreciation (depreciation)	114,650	(2,743)	9,917

Net realized and change in unrealized gains (losses)	209,986	12,991	31,292

Net increase (decrease) in net assets from operations	$196,390	$12,014	$27,248

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	M42 Sub-Account	M83 Sub-Account	MG3 Sub-Account
Income:
Dividend income	$—	$5,448	$1,645
Expenses:
Mortality and expense risk charges	(93)	(4,644)	(1,946)
Administration, distribution charges and other	(21)	(1,482)	(574)

Net investment income (loss)	(114)	(678)	(875)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	29	6,165	1,564
Realized gain distributions	—	24,673	5,545

Net realized gains (losses)	29	30,838	7,109

Net change in unrealized appreciation (depreciation)	379	266	8,210

Net realized and change in unrealized gains (losses)	408	31,104	15,319

Net increase (decrease) in net assets from operations	$294	$30,426	$14,444

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	P06 Sub-Account	P07 Sub-Account	W39 Sub-Account
Income:
Dividend income	$7,394	$34,393	$261
Expenses:
Mortality and expense risk charges	(3,786)	(11,718)	(265)
Administration, distribution charges and other	(997)	(3,632)	(75)

Net investment income (loss)	2,611	19,043	(79)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,086)	(26,795)	(2,506)
Realized gain distributions	—	—	—

Net realized gains (losses)	(1,086)	(26,795)	(2,506)

Net change in unrealized appreciation (depreciation)	(295)	13,776	897

Net realized and change in unrealized gains (losses)	(1,381)	(13,019)	(1,609)

Net increase (decrease) in net assets from operations	$1,230	$6,024	$(1,688)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

W42 Sub-Account
Income:
Dividend income	$—
Expenses:
Mortality and expense risk charges	(15,590)
Administration, distribution charges and other	(4,235)

Net investment income (loss)	(19,825)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(29,320)
Realized gain distributions	—

Net realized gains (losses)	(29,320)

Net change in unrealized appreciation (depreciation)	180,248

Net realized and change in unrealized gains (losses)	150,928

Net increase (decrease) in net assets from operations	$131,103

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	A70 Sub-Account		A71 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(752)	$(771)	$(4,074)	$(4,337)
Net realized gains (losses)	477	2,965	41,575	71,770
Net change in unrealized appreciation (depreciation)	1,915	3,101	43,113	7,606

Increase (decrease) from operations	1,640	5,295	80,614	75,039

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	390	—	38,507	762
Transfers between Sub-Accounts (including the Fixed Account), net	3	2	(31,327)	2,917
Withdrawals, surrenders, annuitizations and contract charges	(6,545)	(1,745)	(162,290)	(92,089)

Net accumulation activity	(6,152)	(1,743)	(155,110)	(88,410)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(6,152)	(1,743)	(155,110)	(88,410)

Total increase (decrease) in net assets	(4,512)	3,552	(74,496)	(13,371)
Net assets at beginning of year	43,684	40,132	793,045	806,416

Net assets at end of year	$39,172	$43,684	$718,549	$793,045

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	AM2 Sub-Account[3]		C49 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(137)	$(442)	$(8,853)	$(8,236)
Net realized gains (losses)	(2,896)	901	21,282	20,429
Net change in unrealized appreciation (depreciation)	2,664	1,883	47,935	1,816

Increase (decrease) from operations	(369)	2,342	60,364	14,009

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	1,073	200
Transfers between Sub-Accounts (including the Fixed Account), net	(25,123)	503	(2,135)	6,942
Withdrawals, surrenders, annuitizations and contract charges	1	(8)	(26,558)	(25,825)

Net accumulation activity	(25,122)	495	(27,620)	(18,683)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(25,122)	495	(27,620)	(18,683)

Total increase (decrease) in net assets	(25,491)	2,837	32,744	(4,674)
Net assets at beginning of year	25,491	22,654	475,730	480,404

Net assets at end of year	$—	$25,491	$508,474	$475,730

3	The current year activities for this Sub-Account are for the period from January 1, 2024 to April 15, 2024. Refer to Note 1 for details on closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	C75 Sub-Account		C76 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$38,555	$40,697	$12,138	$10,673
Net realized gains (losses)	—	—	(8,718)	(12,400)
Net change in unrealized appreciation (depreciation)	—	—	9,201	31,285

Increase (decrease) from operations	38,555	40,697	12,621	29,558

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,088	1,008	584	226
Transfers between Sub-Accounts (including the Fixed Account), net	42,905	46,974	22,992	1,595
Withdrawals, surrenders, annuitizations and contract charges	(138,658)	(449,695)	(37,346)	(39,335)

Net accumulation activity	(94,665)	(401,713)	(13,770)	(37,514)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(94,665)	(401,713)	(13,770)	(37,514)

Total increase (decrease) in net assets	(56,110)	(361,016)	(1,149)	(7,956)
Net assets at beginning of year	1,240,026	1,601,042	330,506	338,462

Net assets at end of year	$1,183,916	$1,240,026	$329,357	$330,506

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	C60 Sub-Account		C66 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(7,076)	$(5,570)	$(3,753)	$(3,343)
Net realized gains (losses)	28,676	22,079	7,593	6,329
Net change in unrealized appreciation (depreciation)	83,091	94,479	17,477	12,959

Increase (decrease) from operations	104,691	110,988	21,317	15,945

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	487	351	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(9,379)	(11,451)	(26)	914
Withdrawals, surrenders, annuitizations and contract charges	(16,028)	(12,417)	(4,140)	(3,121)

Net accumulation activity	(24,920)	(23,517)	(4,166)	(2,207)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(24,920)	(23,517)	(4,166)	(2,207)

Total increase (decrease) in net assets	79,771	87,471	17,151	13,738
Net assets at beginning of year	369,404	281,933	202,763	189,025

Net assets at end of year	$449,175	$369,404	$219,914	$202,763

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	C68 Sub-Account		C73 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(5,424)	$(4,380)	$10,486	$6,416
Net realized gains (losses)	22,467	5,932	(5,866)	(6,718)
Net change in unrealized appreciation (depreciation)	51,101	57,251	6,198	29,582

Increase (decrease) from operations	68,144	58,803	10,818	29,280

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	45	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	(1)	247	123
Withdrawals, surrenders, annuitizations and contract charges	(22,699)	(3,832)	(13,443)	(12,850)

Net accumulation activity	(22,654)	(3,833)	(13,196)	(12,727)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(22,654)	(3,833)	(13,196)	(12,727)

Total increase (decrease) in net assets	45,490	54,970	(2,378)	16,553
Net assets at beginning of year	303,807	248,837	434,938	418,385

Net assets at end of year	$349,297	$303,807	$432,560	$434,938

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	C69 Sub-Account		C70 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$2,724	$1,701	$4,138	$2,711
Net realized gains (losses)	(816)	(588)	(9,588)	(11,299)
Net change in unrealized appreciation (depreciation)	(1,889)	4,723	4,537	19,687

Increase (decrease) from operations	19	5,836	(913)	11,099

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	254	369
Transfers between Sub-Accounts (including the Fixed Account), net	11,044	9,909	15,551	17,506
Withdrawals, surrenders, annuitizations and contract charges	(2,123)	(192)	(45,693)	(50,017)

Net accumulation activity	8,921	9,717	(29,888)	(32,142)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	8,921	9,717	(29,888)	(32,142)

Total increase (decrease) in net assets	8,940	15,553	(30,801)	(21,043)
Net assets at beginning of year	155,740	140,187	310,442	331,485

Net assets at end of year	$164,680	$155,740	$279,641	$310,442

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	F97 Sub-Account		T20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(658)	$(307)	$2,718	$7,070
Net realized gains (losses)	12,446	5,008	6,802	6,656
Net change in unrealized appreciation (depreciation)	6,872	6,450	(19,857)	69,594

Increase (decrease) from operations	18,660	11,151	(10,337)	83,320

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	469	598
Transfers between Sub-Accounts (including the Fixed Account), net	(571)	(103)	21,883	(22,739)
Withdrawals, surrenders, annuitizations and contract charges	(7,633)	(2,046)	(34,503)	(95,229)

Net accumulation activity	(8,204)	(2,149)	(12,151)	(117,370)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(8,204)	(2,149)	(12,151)	(117,370)

Total increase (decrease) in net assets	10,456	9,002	(22,488)	(34,050)
Net assets at beginning of year	146,560	137,558	441,295	475,345

Net assets at end of year	$157,016	$146,560	$418,807	$441,295

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	F51 Sub-Account		F54 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$153	$339	$501	$260
Net realized gains (losses)	(8,591)	(6,481)	3,661	15,088
Net change in unrealized appreciation (depreciation)	23,839	13,423	15,299	6,429

Increase (decrease) from operations	15,401	7,281	19,461	21,777

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	36,449	—	230	206
Transfers between Sub-Accounts (including the Fixed Account), net	(715)	—	(1)	(1)
Withdrawals, surrenders, annuitizations and contract charges	(76,876)	(11,832)	(10,396)	(10,186)

Net accumulation activity	(41,142)	(11,832)	(10,167)	(9,981)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(41,142)	(11,832)	(10,167)	(9,981)

Total increase (decrease) in net assets	(25,741)	(4,551)	9,294	11,796
Net assets at beginning of year	107,421	111,972	210,069	198,273

Net assets at end of year	$81,680	$107,421	$219,363	$210,069

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	V52 Sub-Account		AC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(3,622)	$(2,656)	$(8)	$(44)
Net realized gains (losses)	311	2,596	(16)	(55)
Net change in unrealized appreciation (depreciation)	51,392	41,520	(6)	445

Increase (decrease) from operations	48,081	41,460	(30)	346

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(1)	(1)
Withdrawals, surrenders, annuitizations and contract charges	(390)	(282)	(162)	(175)

Net accumulation activity	(390)	(282)	(163)	(176)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(390)	(282)	(163)	(176)

Total increase (decrease) in net assets	47,691	41,178	(193)	170
Net assets at beginning of year	151,103	109,925	2,438	2,268

Net assets at end of year	$198,794	$151,103	$2,245	$2,438

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M80 Sub-Account		M10 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(13,596)	$(11,737)	$(977)	$(1,190)
Net realized gains (losses)	95,336	73,251	15,734	6,794
Net change in unrealized appreciation (depreciation)	114,650	135,991	(2,743)	6,367

Increase (decrease) from operations	196,390	197,505	12,014	11,971

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	456	391	42,308	—
Transfers between Sub-Accounts (including the Fixed Account), net	(45,360)	(54,033)	(649)	—
Withdrawals, surrenders, annuitizations and contract charges	(45,131)	(81,717)	(85,596)	(9,358)

Net accumulation activity	(90,035)	(135,359)	(43,937)	(9,358)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(90,035)	(135,359)	(43,937)	(9,358)

Total increase (decrease) in net assets	106,355	62,146	(31,923)	2,613
Net assets at beginning of year	701,447	639,301	81,943	79,330

Net assets at end of year	$807,802	$701,447	$50,020	$81,943

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MB3 Sub-Account		M42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(4,044)	$(3,772)	$(114)	$(102)
Net realized gains (losses)	21,375	13,939	29	14
Net change in unrealized appreciation (depreciation)	9,917	28,497	379	786

Increase (decrease) from operations	27,248	38,664	294	698

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	306	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(909)	(1,302)	1	(1)
Withdrawals, surrenders, annuitizations and contract charges	(1,099)	(25,530)	—	—

Net accumulation activity	(2,008)	(26,526)	1	(1)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(2,008)	(26,526)	1	(1)

Total increase (decrease) in net assets	25,240	12,138	295	697
Net assets at beginning of year	199,411	187,273	6,363	5,666

Net assets at end of year	$224,651	$199,411	$6,658	$6,363

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M83 Sub-Account		MG3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(678)	$(885)	$(875)	$(148)
Net realized gains (losses)	30,838	27,155	7,109	4,662
Net change in unrealized appreciation (depreciation)	266	(7,195)	8,210	7,547

Increase (decrease) from operations	30,426	19,075	14,444	12,061

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	179	175	524	—
Transfers between Sub-Accounts (including the Fixed Account), net	(4,442)	5,804	2	—
Withdrawals, surrenders, annuitizations and contract charges	(20,099)	(35,846)	(5,536)	(3,688)

Net accumulation activity	(24,362)	(29,867)	(5,010)	(3,688)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(24,362)	(29,867)	(5,010)	(3,688)

Total increase (decrease) in net assets	6,064	(10,792)	9,434	8,373
Net assets at beginning of year	317,334	328,126	124,952	116,579

Net assets at end of year	$323,398	$317,334	$134,386	$124,952

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	P06 Sub-Account		P07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$2,611	$3,672	$19,043	$15,716
Net realized gains (losses)	(1,086)	(1,012)	(26,795)	(17,583)
Net change in unrealized appreciation (depreciation)	(295)	2,744	13,776	37,267

Increase (decrease) from operations	1,230	5,404	6,024	35,400

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	147	152	24,943	1,098
Transfers between Sub-Accounts (including the Fixed Account), net	417	405	22,350	31,818
Withdrawals, surrenders, annuitizations and contract charges	(4,795)	(4,671)	(117,723)	(130,539)

Net accumulation activity	(4,231)	(4,114)	(70,430)	(97,623)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(4,231)	(4,114)	(70,430)	(97,623)

Total increase (decrease) in net assets	(3,001)	1,290	(64,406)	(62,223)
Net assets at beginning of year	283,169	281,879	882,252	944,475

Net assets at end of year	$280,168	$283,169	$817,846	$882,252

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	W39 Sub-Account		W41 Sub-Account[4]
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(79)	$(301)	$—	$(2,018)
Net realized gains (losses)	(2,506)	(393)	—	(309,172)
Net change in unrealized appreciation (depreciation)	897	3,532	—	342,050

Increase (decrease) from operations	(1,688)	2,838	—	30,860

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	1,101	(56)	—	(380,083)
Withdrawals, surrenders, annuitizations and contract charges	(6,185)	(623)	—	(701)

Net accumulation activity	(5,084)	(679)	—	(380,784)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(5,084)	(679)	—	(380,784)

Total increase (decrease) in net assets	(6,772)	2,159	—	(349,924)
Net assets at beginning of year	21,293	19,134	—	349,924

Net assets at end of year	$14,521	$21,293	$—	$—

[4]	The 2023 activities for this Sub-Account are for the period from January 1, 2023 to April 21, 2023. Refer to Note 1 for details on closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	W42 Sub-Account
	December 31,	December 31,
	2024	2023
Operations:
Net investment income (loss)	$(19,825)	$(17,868)
Net realized gains (losses)	(29,320)	(102,448)
Net change in unrealized appreciation (depreciation)	180,248	298,308

Increase (decrease) from operations	131,103	177,992

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	14,947	662
Transfers between Sub-Accounts (including the Fixed Account), net	(20,069)	346,024
Withdrawals, surrenders, annuitizations and contract charges	(167,459)	(127,529)

Net accumulation activity	(172,581)	219,157

Annuitization Activity:
Adjustments to annuity reserves	—	—

Net annuitization activity	—	—

Net increase (decrease) from contract owner transactions	(172,581)	219,157

Total increase (decrease) in net assets	(41,478)	397,149
Net assets at beginning of year	1,144,161	747,012

Net assets at end of year	$1,102,683	$1,144,161

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Columbia All-Star contracts, Columbia All-Star Extra contracts, Columbia All-Star Freedom contracts, Columbia All-Star Traditions contracts, and certain other fixed and variable annuity contracts (“the Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

The close date related to Sub-Accounts held by the contract owners of the Variable Account (if closed within the past five years), is as follows:

Closed Sub-Account	New Sub-Account	Effective Date
AM2	C75	April 15, 2024
W41	W42	April 21, 2023
C55	C75	April 24, 2020

There were no Sub-Accounts held by the contract owners of the Variable Account with name changes in the current year or commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

Rydex VT NASDAQ-100 Fund Sub-Account (R03) is active at December 31, 2024 but has had zero balance for more than five years and therefore is not disclosed in the Statements of Assets and Liabilities, Statements of Changes in Net Assets or the financial highlights in Note 10.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2024. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments and the calculation of reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2024, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2024, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2024. There were no transfers between levels during the year ended December 31, 2024.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. These charges are reflected in the Statements of Operations. At December 31, 2024, the deductions are at an effective annual rate based on the average daily value of the contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Columbia All-Star	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Columbia All-Star Freedom	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—%	—%
Columbia All-Star Traditions	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Columbia All-Star Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the average daily value of the contracts invested in the Variable Account for Columbia All-Star Traditions and Columbia All-Star Extra contracts and an effective annual rate of 0.20% of the average daily value of the contracts invested in the Variable Account for Columbia All-Star and Columbia All-Star Freedom contracts. These charges are reflected in the Statements of Operations.

As reimbursement for administrative expenses attributable to Columbia All-Star, Columbia All-Star Freedom, Columbia All-Star Traditions, and Columbia All-Star Extra contracts, which exceed the charges received from the account administration fee (‘‘Account Fee’’) described below, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts. These charges are reflected in the Statements of Operations.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024.

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges

A quarterly charge of 0.125% (“Benefit Fee”) of the contract owner’s account value is deducted from the value of the contract on the last day of the account quarter. Account quarters are defined as three-month periods, with the first account quarter beginning on the date the contracts were issued, if a certain optional living benefit rider is elected. This optional living benefit rider is available on Columbia All-Star contracts, Columbia All-Star Traditions contracts, and Columbia All-Star Extra contracts; however, no contracts were ever sold with the rider elected; therefore, there are no Benefit Fees reflected in the Variable Account’s financial statements.

Administration charges

Each year on the account anniversary date, an Account Fee equal to $50 is deducted from the contract owner’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The Account Fee is reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the Columbia All-Star contracts, Columbia All-Star Traditions contracts, and Columbia All-Star Extra contracts if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 8% of the purchase payments withdrawn. The surrender charge is reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the amount applied to provide an annuity at the time of annuitization.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the Annuity 2000 Table or the 2012 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

	Purchases	Sales
A70	$659	$7,448
A71	87,497	220,859
AM2	—	25,262
C49	1,484	38,003
C75	146,784	202,980
C76	47,895	49,561
C60	2,976	35,006
C66	3,136	11,074
C68	32	28,136
C73	18,770	21,524
C69	16,977	5,346
C70	36,691	62,472
F97	11,916	11,384
T20	51,743	61,220
F51	39,424	78,783
F54	9,217	14,318
V52	—	4,029
AC1	49	207
M80	86,091	125,123
M10	45,505	86,799
MB3	19,855	6,355
M42	1	115
M83	40,653	41,052
MG3	7,713	8,066
P06	8,035	9,681
P07	102,095	153,568
W39	1,368	6,534
W42	45,015	237,533

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	15	194	(179)
A71	1,632	6,188	(4,556)
AM2	—	977	(977)
C49	141	1,381	(1,240)
C75	9,363	19,713	(10,350)
C76	2,400	3,497	(1,097)
C60	66	603	(537)
C66	157	319	(162)
C68	1	533	(532)
C73	11	648	(637)
C69	1,234	280	954
C70	3,025	6,374	(3,349)
F97	—	252	(252)
T20	1,869	2,428	(559)
F51	997	2,073	(1,076)
F54	8	350	(342)
V52	—	11	(11)
AC1	—	6	(6)
M80	321	1,545	(1,224)
M10	1,186	2,356	(1,170)
MB3	—	75	(75)
M83	372	1,232	(860)
MG3	16	163	(147)
P06	40	313	(273)
P07	4,770	9,800	(5,030)
W39	33	137	(104)
W42	1,111	4,845	(3,734)

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024.

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	213	269	(56)
A71	332	3,161	(2,829)
AM2	22	1	21
C49	1,149	2,062	(913)
C75	7,328	52,714	(45,386)
C76	1,191	4,407	(3,216)
C60	10	696	(686)
C66	229	320	(91)
C68	1	118	(117)
C73	6	658	(652)
C69	1,143	95	1,048
C70	2,370	6,027	(3,657)
F97	—	81	(81)
T20	70	5,714	(5,644)
F51	—	355	(355)
F54	8	407	(399)
V52	—	11	(11)
AC1	—	7	(7)
M80	60	2,701	(2,641)
M10	—	307	(307)
MB3	13	1,154	(1,141)
M83	425	1,597	(1,172)
MG3	—	134	(134)
P06	53	329	(276)
P07	2,362	9,324	(6,962)
W39	11	27	(16)
W41	—	11,390	(11,390)
W42	10,604	4,432	6,172

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

10. SEGMENT REPORTING

The Variable Account derives revenues from certain variable annuity products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker (“CODM”) for overseeing the Variable Account’s variable annuity products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2024 and the Statement of Assets and Liabilities for segment assets at December 31, 2024.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2024	1,286	$41.7591	to	$20.6015	$39,172	—%	1.35%	to	2.05%	4.52%	to	3.78%
2023	1,465	39.9528	to	19.8513	43,684	0.03	1.35	to	2.05	14.15	to	13.35
2022	1,521	35.0004	to	17.5135	40,132	—	1.35	to	2.05	(28.15)	to	(28.65)
2021	1,577	48.7116	to	24.5471	58,450	—	1.35	to	2.05	20.92	to	20.07
2020	1,630	40.2835	to	20.4438	50,404	0.46	1.35	to	2.05	37.21	to	36.24
A71
2024	18,675	53.1915	to	37.2436	718,549	1.22	1.35	to	2.30	11.23	to	10.17
2023	23,231	47.8193	to	33.8066	793,045	1.23	1.35	to	2.30	10.22	to	9.18
2022	26,060	43.3846	to	30.9652	806,416	1.11	1.35	to	2.30	(5.70)	to	(6.60)
2021	30,307	46.0088	to	33.1533	999,848	0.63	1.35	to	2.30	26.12	to	24.92
2020	33,525	36.4810	to	26.5402	882,635	1.34	1.35	to	2.30	1.09	to	0.12
AM2[5]
2024	—	28.3537	to	22.8822	—	—	1.70	to	2.05	(1.42)	to	(1.52)
2023	977	28.7617	to	23.2357	25,491	—	1.70	to	2.05	10.45	to	10.07
2022	956	26.0393	to	21.1105	22,654	—	1.70	to	2.05	(29.03)	to	(29.28)
2021	2,413	36.6901	to	29.8503	75,459	—	1.70	to	2.05	6.18	to	5.80
2020	2,532	34.5556	to	28.2130	74,624	1.14	1.70	to	2.05	27.40	to	26.95
C49
2024	21,314	25.2685	to	22.9322	508,474	—	1.35	to	2.05	13.56	to	12.75
2023	22,554	22.2520	to	20.3388	475,730	—	1.35	to	2.05	3.43	to	2.71
2022	23,467	21.5133	to	19.8028	480,404	—	1.35	to	2.05	(2.72)	to	(3.40)
2021	28,099	22.1140	to	20.4996	592,239	—	1.35	to	2.05	24.20	to	23.33
2020	29,841	17.8052	to	16.6224	508,706	—	1.35	to	2.05	(0.46)	to	(1.17)
C75
2024	124,898	9.9066	to	8.8547	1,183,916	4.88	1.35	to	2.30	3.61	to	2.61
2023	135,248	9.5619	to	8.6293	1,240,026	4.60	1.35	to	2.30	3.35	to	2.37
2022	180,634	9.2522	to	8.4298	1,601,042	1.15	1.35	to	2.30	(0.15)	to	(1.10)
2021	191,491	9.2660	to	8.5234	1,710,639	0.02	1.35	to	2.30	(1.33)	to	(2.27)
2020	202,456	9.3906	to	8.7210	1,840,668	0.24	1.35	to	2.30	(1.05)	to	(1.99)
C76
2024	25,590	13.5521	to	12.1130	329,357	5.42	1.35	to	2.30	4.28	to	3.28
2023	26,687	12.9961	to	11.7286	330,506	5.05	1.35	to	2.30	9.87	to	8.82
2022	29,903	11.8288	to	10.7775	338,462	5.25	1.35	to	2.30	(11.42)	to	(12.27)
2021	33,414	13.3545	to	12.2843	437,983	8.92	1.35	to	2.30	2.74	to	1.76
2020	35,124	12.9987	to	12.0719	450,462	4.65	1.35	to	2.30	4.25	to	3.25

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C60
2024	8,996	$52.1872	to	$47.3628	$449,175	—%	1.35%	to	2.05%	29.23%	to	28.32%
2023	9,533	40.3822	to	36.9109	369,404	—	1.35	to	2.05	40.85	to	39.86
2022	10,219	28.6699	to	26.3904	281,933	—	1.35	to	2.05	(32.45)	to	(32.93)
2021	12,970	42.4454	to	39.3475	527,405	—	1.35	to	2.05	26.63	to	25.73
2020	13,767	33.5204	to	31.2941	443,701	—	1.35	to	2.05	32.60	to	31.66
C66
2024	8,087	28.6457	to	25.9969	219,914	—	1.35	to	2.05	11.01	to	10.23
2023	8,249	25.8038	to	23.5852	202,763	—	1.35	to	2.05	8.82	to	8.05
2022	8,340	23.7127	to	21.8271	189,025	—	1.35	to	2.05	(10.65)	to	(11.28)
2021	10,856	26.5402	to	24.6028	275,181	—	1.35	to	2.05	30.55	to	29.63
2020	13,933	20.3298	to	18.9792	272,143	—	1.35	to	2.05	6.03	to	5.28
C68
2024	8,364	43.1572	to	39.1675	349,297	—	1.35	to	2.05	22.71	to	21.84
2023	8,896	35.1696	to	32.1464	303,807	—	1.35	to	2.05	23.96	to	23.09
2022	9,013	28.3707	to	26.1151	248,837	—	1.35	to	2.05	(19.64)	to	(20.20)
2021	9,614	35.3028	to	32.7262	331,107	—	1.35	to	2.05	26.34	to	25.45
2020	9,767	27.9424	to	25.9575	266,913	—	1.35	to	2.10	16.16	to	15.28
C73
2024	20,233	22.9521	to	21.3425	432,560	4.28	1.55	to	1.85	2.88	to	2.56
2023	20,870	22.3100	to	20.8090	434,938	3.38	1.55	to	1.85	7.52	to	7.19
2022	21,522	20.7499	to	19.4125	418,385	2.64	1.55	to	1.85	(12.88)	to	(13.15)
2021	24,294	23.8183	to	22.3507	552,576	5.18	1.55	to	1.85	0.06	to	(0.25)
2020	26,417	23.8047	to	22.4059	602,189	3.36	1.55	to	1.85	4.97	to	4.65
C69
2024	17,269	9.5429	to	9.2812	164,680	3.36	1.65	to	1.85	(0.11)	to	(0.32)
2023	16,315	9.5537	to	9.3108	155,740	2.84	1.65	to	1.85	3.97	to	3.76
2022	15,267	9.1894	to	8.9738	140,187	2.00	1.65	to	1.85	(15.55)	to	(15.72)
2021	15,440	10.8813	to	10.6476	167,888	1.88	1.65	to	1.85	(2.58)	to	(2.78)
2020	18,341	11.1695	to	10.7389	204,680	2.64	1.65	to	2.05	3.36	to	2.94
C70
2024	30,645	9.6159	to	8.4304	279,641	3.12	1.35	to	2.30	(0.05)	to	(1.00)
2023	33,994	9.6202	to	8.5160	310,442	2.64	1.35	to	2.30	4.01	to	3.03
2022	37,651	9.2490	to	8.2658	331,485	1.81	1.35	to	2.30	(15.48)	to	(16.28)
2021	44,656	10.9424	to	9.8731	465,711	1.82	1.35	to	2.30	(2.53)	to	(3.46)
2020	44,500	11.2267	to	10.2270	478,164	2.38	1.35	to	2.30	3.43	to	2.45
F97
2024	5,107	33.3238	to	30.3784	157,016	1.59	1.65	to	2.05	13.15	to	12.69
2023	5,359	29.4511	to	26.9575	146,560	1.77	1.65	to	2.05	8.57	to	8.13
2022	5,440	27.1270	to	24.9301	137,558	1.73	1.65	to	2.05	(6.80)	to	(7.18)
2021	5,558	29.1064	to	26.8572	151,403	1.67	1.65	to	2.05	22.56	to	22.06
2020	5,739	23.7494	to	22.0026	128,069	1.65	1.65	to	2.05	4.68	to	4.26

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T20
2024	19,681	$23.3883	to	$18.4221	$418,807	2.42%	1.35%	to	2.30%	(2.34%)	to	(3.28%)
2023	20,240	23.9491	to	19.0467	441,295	3.27	1.35	to	2.30	19.14	to	18.01
2022	25,884	20.1024	to	16.1406	475,345	3.01	1.35	to	2.30	(8.85)	to	(9.71)
2021	29,273	22.0536	to	17.8773	592,101	1.82	1.35	to	2.30	2.76	to	1.78
2020	31,090	21.4621	to	17.5649	614,654	3.55	1.35	to	2.30	(2.49)	to	(3.42)
F51
2024	1,986	41.1864	to	39.4143	81,680	1.72	1.85	to	2.05	15.80	to	15.56
2023	3,062	35.5674	to	34.1060	107,421	2.25	1.85	to	2.05	6.98	to	6.76
2022	3,417	33.2480	to	31.9457	111,972	3.10	1.85	to	2.05	(8.52)	to	(8.71)
2021	3,791	36.3461	to	34.9925	135,813	2.49	1.85	to	2.05	22.93	to	22.69
2020	4,120	29.5655	to	28.2645	120,087	4.41	1.85	to	2.10	3.57	to	3.31
F54
2024	7,234	31.0593	to	28.4408	219,363	2.00	1.65	to	2.05	9.43	to	8.98
2023	7,576	28.3838	to	26.0967	210,069	1.90	1.65	to	2.05	11.60	to	11.15
2022	7,975	25.4329	to	23.4778	198,273	1.85	1.65	to	2.05	(8.95)	to	(9.32)
2021	8,393	27.9334	to	25.8901	229,342	2.90	1.65	to	2.05	17.21	to	16.74
2020	8,865	23.8323	to	21.9784	206,892	2.69	1.65	to	2.10	(6.61)	to	(7.04)
V52
2024	4,761	42.6084	to	41.5305	198,794	—	1.85	to	2.05	32.06	to	31.79
2023	4,772	32.2643	to	31.5117	151,103	—	1.85	to	2.05	38.01	to	37.74
2022	4,783	23.3775	to	22.8779	109,925	—	1.85	to	2.05	(32.56)	to	(32.70)
2021	4,796	34.6650	to	33.9922	163,684	—	1.85	to	2.05	9.59	to	9.37
2020	4,808	31.6318	to	31.0803	149,983	—	1.85	to	2.05	39.37	to	39.09
AC1
2024	88	25.5467			2,245	1.51	1.85			(1.52)
2023	94	25.9415			2,438	—	1.85			15.70
2022	101	22.4215			2,268	1.40	1.85			(20.01)
2021	108	28.0289			3,040	1.05	1.85			3.66
2020	115	27.0397			3,109	1.74	1.85			11.64
M80
2024	10,055	109.4183	to	76.4952	807,802	—	1.35	to	2.30	29.37	to	28.13
2023	11,279	84.5765	to	59.7008	701,447	—	1.35	to	2.30	33.69	to	32.42
2022	13,920	63.2628	to	45.0834	639,301	—	1.35	to	2.30	(32.72)	to	(33.36)
2021	13,751	94.0330	to	67.6552	947,817	—	1.35	to	2.30	21.58	to	20.42
2020	15,055	77.3436	to	56.1821	854,253	—	1.35	to	2.30	29.76	to	28.52

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M10
2024	1,227	$40.8719	to	$39.0259	$50,020	0.37%	1.85%	to	2.05%	17.01%	to	16.77%
2023	2,397	34.9316	to	33.4215	81,943	0.47	1.85	to	2.05	16.48	to	16.25
2022	2,704	29.9887	to	28.7497	79,330	0.38	1.85	to	2.05	(18.22)	to	(18.39)
2021	3,012	38.1764	to	35.2264	108,095	0.41	1.65	to	2.05	24.43	to	23.93
2020	3,347	29.5315	to	28.4251	96,813	0.42	1.85	to	2.05	11.50	to	11.27
MB3
2024	8,212	28.2533	to	27.0229	224,651	0.13	1.65	to	2.10	14.06	to	13.54
2023	8,287	24.7711	to	23.8013	199,411	0.05	1.65	to	2.10	21.68	to	21.13
2022	9,428	20.3582	to	19.6500	187,273	—	1.65	to	2.10	(20.77)	to	(21.13)
2021	9,672	25.6953	to	24.9143	243,295	0.03	1.65	to	2.10	23.59	to	23.03
2020	10,077	20.7905	to	20.2505	205,765	0.24	1.65	to	2.10	20.18	to	19.64
M42
2024	131	50.8284			6,658	—	1.70			4.62
2023	131	48.5856			6,363	—	1.70			12.32
2022	131	49.3912	to	43.2555	5,666	—	1.35	to	1.70	(30.94)	to	(31.18)
2021	165	71.5161	to	62.8541	10,698	—	1.35	to	1.70	0.20	to	(0.15)
2020	166	71.3701	to	62.9485	10,718	—	1.35	to	1.70	43.62	to	43.11
M83
2024	11,400	30.1310	to	26.8191	323,398	1.65	1.35	to	2.30	10.10	to	9.04
2023	12,260	27.3676	to	24.5955	317,334	1.58	1.35	to	2.30	6.48	to	5.47
2022	13,432	25.7014	to	23.3194	328,126	1.38	1.35	to	2.30	(7.17)	to	(8.05)
2021	15,453	27.6872	to	25.3621	408,763	1.31	1.35	to	2.30	23.76	to	22.59
2020	17,116	22.3709	to	20.6892	367,741	1.65	1.35	to	2.30	2.08	to	1.10
MG3
2024	3,931	37.4081	to	33.1988	134,386	1.23	1.35	to	2.05	12.20	to	11.41
2023	4,078	33.3395	to	29.7994	124,952	1.76	1.35	to	2.05	11.21	to	10.43
2022	4,212	29.9781	to	26.9844	116,579	0.98	1.35	to	2.05	(10.01)	to	(10.64)
2021	4,900	33.3134	to	30.1989	152,113	0.79	1.35	to	2.05	29.22	to	28.32
2020	5,053	25.7794	to	23.3809	121,980	1.19	1.35	to	2.10	2.47	to	1.69
P06
2024	18,400	16.3564	to	15.1455	280,168	2.61	1.35	to	1.70	0.75	to	0.39
2023	18,673	16.2349	to	15.0867	283,169	2.99	1.35	to	1.70	2.28	to	1.92
2022	18,949	15.8732	to	12.8176	281,879	6.67	1.35	to	2.30	(13.09)	to	(13.92)
2021	20,031	18.2648	to	17.0934	344,070	4.94	1.35	to	1.70	4.19	to	3.82
2020	20,422	17.5309	to	16.0260	337,826	1.43	1.35	to	1.85	10.21	to	9.65
P07
2024	55,808	16.1185	to	12.9879	817,846	4.03	1.35	to	2.30	1.14	to	0.17
2023	60,838	15.9361	to	12.9654	882,252	3.51	1.35	to	2.30	4.52	to	3.52
2022	67,800	15.2475	to	12.5241	944,475	2.59	1.35	to	2.30	(15.46)	to	(16.26)
2021	75,501	18.0359	to	14.9566	1,248,101	1.82	1.35	to	2.30	(2.60)	to	(3.52)
2020	77,144	18.5167	to	15.5030	1,315,534	2.13	1.35	to	2.30	7.19	to	6.17

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
W39
2024	406	$41.8574	to	$32.7869	$14,521	1.42%	1.55%	to	2.05%	(9.68%)	to	(10.14%)
2023	510	46.3432	to	36.4857	21,293	0.32	1.55	to	2.05	15.15	to	14.57
2022	526	40.2454	to	31.8446	19,134	1.04	1.55	to	2.05	(34.87)	to	(35.20)
2021	1,137	61.7904	to	49.1394	62,613	0.55	1.55	to	2.05	16.97	to	16.39
2020	1,208	52.8245	to	42.2214	56,864	2.04	1.55	to	2.05	12.59	to	12.02
W41[6]
2022	11,390	39.1771	to	28.2101	349,924	—	1.35	to	2.05	(35.71)	to	(36.16)
2021	11,957	60.9372	to	44.1900	575,440	—	1.35	to	2.05	4.41	to	3.67
2020	12,928	58.3657	to	45.1893	598,032	0.74	1.35	to	2.10	24.94	to	24.00
W42
2024	24,020	64.8019	to	44.5477	1,102,683	—	1.35	to	2.30	12.63	to	11.55
2023	27,754	57.5359	to	39.9360	1,144,161	—	1.35	to	2.30	20.10	to	18.96
2022	21,582	47.9061	to	33.5704	747,012	—	1.35	to	2.30	(34.36)	to	(34.98)
2021	20,457	72.9816	to	51.6337	1,086,098	0.74	1.35	to	2.30	7.43	to	6.41
2020	22,266	67.9322	to	48.5234	1,102,993	—	1.35	to	2.30	22.55	to	21.38

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) merged into Sub-Account C75 on April 15, 2024.
[6]	Sub-Account W41 merged into Sub-Account W42 on April 21, 2023.

Delaware Life

Variable Account F - Futurity

Financial Statements as of and for the Year Ended December 31, 2024 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2024

Page(s)

Report of Independent Registered Public Accounting Firm	1-4

Financial Statements

Statement of Assets and Liabilities	5-7

Statement of Operations	8-27

Statements of Changes in Net Assets	28-56

Notes to the Financial Statements	57-76

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F - Futurity:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Sub-Accounts listed in the Appendix that comprise Delaware Life Variable Account F - Futurity (the Separate Account), as of December 31, 2024, the related statement of operations and statements of changes in net assets for the periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2024, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year or period ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s Separate Accounts since 2021.

Boston, Massachusetts

April 24, 2025

Appendix

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) (1)

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) (1)(2)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19) (1)

Alger Growth & Income Portfolio I-2 Sub-Account (A55) (1)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)

ClearBridge Variable Dividend Strategy Portfolio Class I Sub-Account (C53) (1)

ClearBridge Variable Large Cap Value Portfolio Class I Sub-Account (L13) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99) (1)

Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30) (1)

Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521) (1)

Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account (520) (1)

Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33) (1)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00) (1)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)

Invesco V.I. American Franchise Fund Series II Sub-Account (V52) (1)

Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)

Invesco V.I. Core Equity Fund II Sub-Account (AC3) (1)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21) (1)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1) (1)

Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) (1)

LVIP JPMorgan Small Cap Core Fund Standard Class Sub-Account (J43) (1)(3)

LVIP JPMorgan U.S. Equity Fund Standard Class Sub-Account (J32) (1)(4)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)

MFS VIT I Research Series Initial Class Sub-Account (M33) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Rydex VT NASDAQ-100 Fund Sub-Account (R03) (1)

Rydex VT Nova Fund Sub-Account (R02) (1)

(1)

Statement of assets and liabilities as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. Financial highlights for the year or period ended on December 31, 2020 were audited by other independent registered public accountants.

(2)	Formerly AB VPS Growth and Income Portfolio (Class B).
(3)	Formerly JPMorgan Insurance Trust Small Cap Core Portfolio Class 1.
(4)	Formerly JPMorgan Insurance Trust U.S. Equity Portfolio Class 1.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)	13,425	$376,737	$440,352	$4,035	$444,387	$—	$444,387
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)	227,473	6,399,830	7,022,088	—	7,022,088	—	7,022,088
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ¹	—	—	—	—	—	—	—
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)	101,818	1,059,984	961,165	6,801	967,966	—	967,966
Alger Growth & Income Portfolio I-2 Sub-Account (A55)	142,137	3,268,580	4,734,573	1,087	4,735,660	—	4,735,660
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	64,478	1,506,555	1,148,345	1,074	1,149,419	—	1,149,419
ClearBridge Variable Dividend Strategy Portfolio Class I Sub-Account (C53)	18,242	380,543	386,741	—	386,741	—	386,741
ClearBridge Variable Large Cap Value Portfolio Class I Sub-Account (L13)	13,192	265,978	257,250	—	257,250	—	257,250
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	296,566	13,098,613	16,459,439	20,981	16,480,420	—	16,480,420
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)	159,082	14,189,144	14,753,229	—	14,753,229	18,567	14,734,662
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)	64,627	1,452,059	1,625,380	36	1,625,416	—	1,625,416
First Eagle Overseas Variable Fund Sub-Account (FE3)	969,673	23,530,007	22,700,038	—	22,700,038	47,160	22,652,878
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	71,629	979,812	985,613	247	985,860	—	985,860
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	45,020	527,643	561,853	—	561,853	—	561,853
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)	179,092	1,632,545	1,543,773	—	1,543,773	—	1,543,773
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)	110,464	1,400,849	1,484,636	4,358	1,488,994	—	1,488,994
Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account (520)	192,964	2,493,239	2,969,724	14,691	2,984,415	—	2,984,415
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)	159,954	1,341,720	1,405,994	4,149	1,410,143	—	1,410,143
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	216,069	4,143,629	4,684,385	13,170	4,697,555	—	4,697,555
Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)	5,943	432,884	463,714	6,857	470,572	—	470,571
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	167,020	10,128,038	13,283,130	—	13,283,130	92,216	13,190,914
Invesco V.I. American Franchise Fund Series II Sub-Account (V52)	1,644	89,572	117,734	—	117,734	6,765	110,969
Invesco V.I. Core Equity Fund I Sub-Account (A39)	231,490	6,902,992	7,782,706	9,453	7,792,159	—	7,792,159
Invesco V.I. Core Equity Fund II Sub-Account (AC3)	1,276	37,158	42,608	—	42,608	—	42,608
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)	129,206	4,517,143	4,330,987	2,356	4,333,343	—	4,333,343
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)	4,449	134,978	146,336	—	146,336	—	146,336
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)	44,153	771,235	855,235	6,456	861,691	—	861,691
LVIP JPMorgan Small Cap Core Fund Standard Class Sub-Account (J43)	46,675	945,390	1,012,564	6,298	1,018,862	—	1,018,862
LVIP JPMorgan U.S. Equity Fund Standard Class Sub-Account (J32)	83,038	2,834,388	3,694,537	27,560	3,722,097	—	3,722,097
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	13,028,697	13,028,697	13,028,697	3,300	13,031,997	—	13,031,997
MFS VIT Total Return Series Initial Class Sub-Account (M07)	393,999	9,367,565	9,168,367	—	9,168,367	449	9,167,918
MFS VIT Total Return Series Service Class Sub-Account (M35)	327,336	7,613,560	7,410,890	—	7,410,890	3	7,410,887
MFS VIT I Growth Series Initial Class Sub-Account (M31)	253,810	15,522,028	18,606,783	—	18,606,783	2,056	18,604,727
MFS VIT I Growth Series Service Class Sub-Account (M80)	55,718	2,930,889	3,737,555	—	3,737,555	6	3,737,549
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	1,616,889	15,309,043	14,875,378	—	14,875,378	19,148	14,856,230
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	466,058	7,333,225	6,436,259	5,311	6,441,570	—	6,441,570
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	649,805	8,164,712	6,985,401	—	6,985,401	22,640	6,962,761
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	448,965	5,658,435	5,163,101	5,294	5,168,395	—	5,168,395
MFS VIT I Research Series Initial Class Sub-Account (M33)	352,523	10,487,610	12,546,283	—	12,546,283	240	12,546,043
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	143,515	4,657,614	4,911,090	4,267	4,915,357	—	4,915,357
MFS VIT I Utilities Series Service Class Sub-Account (M40)	39,433	1,225,344	1,317,861	—	1,317,861	—	1,317,861
MFS VIT I Value Series Initial Class Sub-Account (M83)	1,493,162	30,527,772	32,297,091	—	32,297,091	41,489	32,255,602
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	80,859	4,376,964	5,190,362	—	5,190,362	946	5,189,416
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	51,384	2,616,378	3,246,930	—	3,246,930	—	3,246,930
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	256,550	3,137,619	2,711,735	—	2,711,735	54	2,711,681
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	156,394	1,895,754	1,645,264	—	1,645,264	—	1,645,264
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	2,496,216	13,207,082	12,531,006	—	12,531,006	4,549	12,526,457
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	460,843	2,439,508	2,281,172	—	2,281,172	—	2,281,172
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	506,517	11,024,931	12,131,091	—	12,131,091	20,873	12,110,218
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	187,435	3,860,843	4,372,864	—	4,372,864	3	4,372,861
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	1,191,453	11,212,502	12,295,794	—	12,295,794	30,798	12,264,996
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	634,904	8,551,656	7,917,257	—	7,917,257	15,492	7,901,765
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	1,822,600	15,546,391	19,301,333	—	19,301,333	28,714	19,272,619
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	789,782	9,245,049	8,403,282	—	8,403,282	8,642	8,394,640
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	245,382	3,079,641	2,824,342	134	2,824,476	—	2,824,476
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	1,853,965	18,998,004	16,759,841	—	16,759,841	3,323	16,756,518
Rydex VT NASDAQ-100 Fund Sub-Account (R03)	19,659	1,204,601	1,691,852	29,259	1,721,111	—	1,721,111
Rydex VT Nova Fund Sub-Account (R02)	2,753	357,237	586,172	29,509	615,681	—	615,681

[1]	This Sub-Account was closed in 2024 due to liquidation and termination of the underlying portfolio. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2024

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
A70	20,854	$426,153	$18,234	$444,387
A71	196,558	7,022,088	—	7,022,088
AM2	—	—	—	—
A19	19,361	945,404	22,562	967,966
A55	107,598	4,658,852	76,808	4,735,660
A51	40,851	1,148,345	1,074	1,149,419
C53	11,256	386,741	—	386,741
L13	5,484	257,250	—	257,250
F24	230,054	16,125,215	355,205	16,480,420
F99	251,896	14,332,645	402,017	14,734,662
F91	77,068	1,593,944	31,472	1,625,416
FE3	421,160	22,429,740	223,138	22,652,878
T20	42,087	983,494	2,366	985,860
F56	20,516	561,853	—	561,853
G30	47,098	1,543,773	—	1,543,773
521	31,010	1,464,776	24,218	1,488,994
520	56,337	2,883,862	100,553	2,984,415
G33	90,350	1,391,816	18,327	1,410,143
G31	101,817	4,656,141	41,414	4,697,555
O00	29,072	447,824	22,747	470,571
V15	285,943	13,109,112	81,802	13,190,914
V52	2,789	80,554	30,415	110,969
A39	251,056	7,767,649	24,510	7,792,159
AC3	852	42,608	—	42,608
A21	197,257	4,317,452	15,891	4,333,343
AC1	4,538	146,336	—	146,336
I76	30,327	839,851	21,840	861,691
J43	21,468	997,970	20,892	1,018,862
J32	48,769	3,599,582	122,515	3,722,097
MD8	1,344,904	12,925,053	106,944	13,031,997
M07	494,878	9,115,648	52,270	9,167,918
M35	417,558	7,385,775	25,112	7,410,887
M31	340,921	18,257,186	347,541	18,604,727

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2024

	Total Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
M80	55,513	$3,691,629	$45,920.00	$3,737,549
MF1	378,024	14,725,836	130,394	14,856,230
M05	306,240	6,276,806	164,764	6,441,570
M42	344,657	6,900,640	62,121	6,962,761
M06	487,588	5,112,922	55,473	5,168,395
M33	332,463	12,520,055	25,988	12,546,043
M44	304,615	4,890,020	25,337	4,915,357
M40	85,162	1,317,861	—	1,317,861
M83	1,090,632	31,692,864	562,738	32,255,602
MB6	112,419	5,107,155	82,261	5,189,416
MB7	65,252	3,246,930	—	3,246,930
M96	174,978	2,696,088	15,593	2,711,681
MD2	130,496	1,645,264	—	1,645,264
MA6	578,488	12,366,057	160,400	12,526,457
MA3	91,976	2,281,172	—	2,281,172
MD6	317,899	11,853,742	256,476	12,110,218
MB3	91,552	4,350,258	22,603	4,372,861
MB8	239,784	12,096,379	168,617	12,264,996
MF6	199,169	7,847,591	54,174	7,901,765
MG3	530,783	18,831,177	441,442	19,272,619
PK8	260,760	8,338,510	56,130	8,394,640
P06	172,839	2,820,208	4,268	2,824,476
P07	1,033,596	16,681,716	74,802	16,756,518
R03	24,929	1,569,219	151,892	1,721,111
R02	10,641	464,083	151,598	615,681

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	A70	A71	AM2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$90,681	$—
Expenses:
Mortality and expense risk charges	(6,234)	(87,927)	(1,900)
Administration and distribution charges	(1,664)	(25,266)	(469)

Net investment income (loss)	(7,898)	(22,512)	(2,369)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	17,212	97,298	(99,713)
Realized gain distributions	1,498	255,156	—

Net realized gains (losses)	18,710	352,454	(99,713)

Net change in unrealized appreciation (depreciation)	9,390	422,226	94,594

Net realized and change in unrealized gains (losses)	28,100	774,680	(5,119)

Net increase (decrease) from operations	$20,202	$752,168	$(7,488)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	A19	A55	A51
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$27,806	$4,382
Expenses:
Mortality and expense risk charges	(11,834)	(55,759)	(14,517)
Administration and distribution charges	(2,830)	(12,609)	(3,152)

Net investment income (loss)	(14,664)	(40,562)	(13,287)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(272,129)	416,336	(129,688)
Realized gain distributions	—	16,156	—

Net realized gains (losses)	(272,129)	432,492	(129,688)

Net change in unrealized appreciation (depreciation)	436,386	499,116	217,964

Net realized and change in unrealized gains (losses)	164,257	931,608	88,276

Net increase (decrease) from operations	$149,593	$891,046	$74,989

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	C53	L13	F24
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$5,840	$3,235	$5,792
Expenses:
Mortality and expense risk charges	(6,449)	(3,414)	(200,053)
Administration and distribution charges	(783)	(415)	(56,144)

Net investment income (loss)	(1,392)	(594)	(250,405)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	41,725	3,410	1,898,697
Realized gain distributions	42,505	39,174	1,949,918

Net realized gains (losses)	84,230	42,584	3,848,615

Net change in unrealized appreciation (depreciation)	(18,981)	(24,299)	857,821

Net realized and change in unrealized gains (losses)	65,249	18,285	4,706,436

Net increase (decrease) from operations	$63,857	$17,691	$4,456,031

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	F99	F91	FE3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$23,499	$395,243
Expenses:
Mortality and expense risk charges	(173,536)	(19,105)	(281,071)
Administration and distribution charges	(48,857)	(5,480)	(84,337)

Net investment income (loss)	(222,393)	(1,086)	29,835

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,321,935	37,371	(420,741)
Realized gain distributions	3,289,546	76,833	156,237

Net realized gains (losses)	4,611,481	114,204	(264,504)

Net change in unrealized appreciation (depreciation)	(717,079)	(62,168)	1,324,870

Net realized and change in unrealized gains (losses)	3,894,402	52,036	1,060,366

Net increase (decrease) from operations	$3,672,009	$50,950	$1,090,201

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	T20	F56	G30
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$26,273	$5,409	$21,476
Expenses:
Mortality and expense risk charges	(12,444)	(6,885)	(18,831)
Administration and distribution charges	(3,662)	(1,910)	(3,576)

Net investment income (loss)	10,167	(3,386)	(931)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,321	(5,866)	426
Realized gain distributions	—	1,851	185,435

Net realized gains (losses)	1,321	(4,015)	185,861

Net change in unrealized appreciation (depreciation)	(32,301)	31,459	32,145

Net realized and change in unrealized gains (losses)	(30,980)	27,444	218,006

Net increase (decrease) from operations	$(20,813)	$24,058	$217,075

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	521	520	G33
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$13,893	$—	$43,348
Expenses:
Mortality and expense risk charges	(17,006)	(34,964)	(18,340)
Administration and distribution charges	(4,699)	(10,287)	(2,779)

Net investment income (loss)	(7,812)	(45,251)	22,229

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,243	96,494	6,903
Realized gain distributions	114,869	220,181	50,431

Net realized gains (losses)	116,112	316,675	57,334

Net change in unrealized appreciation (depreciation)	123,411	506,018	(14,530)

Net realized and change in unrealized gains (losses)	239,523	822,693	42,804

Net increase (decrease) from operations	$231,711	$777,442	$65,033

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	G31	O00	V15
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$28,701	$—	$—
Expenses:
Mortality and expense risk charges	(53,796)	(5,486)	(151,474)
Administration and distribution charges	(10,427)	(1,420)	(29,967)

Net investment income (loss)	(35,522)	(6,906)	(181,441)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	199,883	(9,077)	546,741
Realized gain distributions	620,051	—	—

Net realized gains (losses)	819,934	(9,077)	546,741

Net change in unrealized appreciation (depreciation)	248,083	107,522	3,155,401

Net realized and change in unrealized gains (losses)	1,068,017	98,445	3,702,142

Net increase (decrease) from operations	$1,032,495	$91,539	$3,520,701

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	V52	A39	AC3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$52,496	$247
Expenses:
Mortality and expense risk charges	(1,528)	(87,842)	(560)
Administration and distribution charges	(554)	(20,575)	(150)

Net investment income (loss)	(2,082)	(55,921)	(463)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,344	(20,973)	(260)
Realized gain distributions	—	630,457	4,277

Net realized gains (losses)	2,344	609,484	4,017

Net change in unrealized appreciation (depreciation)	28,995	1,027,931	6,912

Net realized and change in unrealized gains (losses)	31,339	1,637,415	10,929

Net increase (decrease) from operations	$29,257	$1,581,494	$10,466

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	A21	AC1	I76
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$81,084	$2,308	$1,126
Expenses:
Mortality and expense risk charges	(56,781)	(2,001)	(10,436)
Administration and distribution charges	(12,792)	(500)	(2,584)

Net investment income (loss)	11,511	(193)	(11,894)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(10,750)	463	11,329
Realized gain distributions	24,105	799	39,820

Net realized gains (losses)	13,355	1,262	51,149

Net change in unrealized appreciation (depreciation)	(59,035)	(2,992)	92,458

Net realized and change in unrealized gains (losses)	(45,680)	(1,730)	143,607

Net increase (decrease) from operations	$(34,169)	$(1,923)	$131,713

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	J43	J32	MD8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$8,105	$18,770	$630,251
Expenses:
Mortality and expense risk charges	(12,985)	(45,239)	(160,396)
Administration and distribution charges	(2,800)	(9,126)	(39,475)

Net investment income (loss)	(7,680)	(35,595)	430,380

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(13,114)	140,381	—
Realized gain distributions	15,278	159,526	—

Net realized gains (losses)	2,164	299,907	—

Net change in unrealized appreciation (depreciation)	108,083	456,770	—

Net realized and change in unrealized gains (losses)	110,247	756,677	—

Net increase (decrease) from operations	$102,567	$721,082	$430,380

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	M07	M35	M31
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$229,988	$175,140	$—
Expenses:
Mortality and expense risk charges	(107,266)	(92,649)	(225,574)
Administration and distribution charges	(27,638)	(29,225)	(47,787)

Net investment income (loss)	95,084	53,266	(273,361)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,166	(6,569)	1,754,547
Realized gain distributions	445,238	375,674	1,383,329

Net realized gains (losses)	446,404	369,105	3,137,876

Net change in unrealized appreciation (depreciation)	15,459	13,843	1,950,001

Net realized and change in unrealized gains (losses)	461,863	382,948	5,087,877

Net increase (decrease) from operations	$556,947	$436,214	$4,814,516

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	M80	MF1	M05
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(43,243)	(179,633)	(77,635)
Administration and distribution charges	(12,513)	(50,987)	(21,264)

Net investment income (loss)	(55,756)	(230,620)	(98,899)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	126,534	(366,180)	(621,904)
Realized gain distributions	303,995	944,160	—

Net realized gains (losses)	430,529	577,980	(621,904)

Net change in unrealized appreciation (depreciation)	524,785	1,531,316	1,072,381

Net realized and change in unrealized gains (losses)	955,314	2,109,296	450,477

Net increase (decrease) from operations	$899,558	$1,878,676	$351,578

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	M42	M06	M33
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$224,270	$75,099
Expenses:
Mortality and expense risk charges	(84,446)	(63,141)	(140,606)
Administration and distribution charges	(28,609)	(16,758)	(49,886)

Net investment income (loss)	(113,055)	144,371	(115,393)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(757,981)	(186,846)	418,158
Realized gain distributions	—	—	722,054

Net realized gains (losses)	(757,981)	(186,846)	1,140,212

Net change in unrealized appreciation (depreciation)	1,217,896	95,200	948,837

Net realized and change in unrealized gains (losses)	459,915	(91,646)	2,089,049

Net increase (decrease) from operations	$346,860	$52,725	$1,973,656

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	M44	M40	M83
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$119,291	$27,435	$540,151
Expenses:
Mortality and expense risk charges	(63,300)	(16,263)	(390,715)
Administration and distribution charges	(13,361)	(5,619)	(114,218)

Net investment income (loss)	42,630	5,553	35,218

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	216,642	(11,587)	1,162,219
Realized gain distributions	147,205	38,197	2,446,352

Net realized gains (losses)	363,847	26,610	3,608,571

Net change in unrealized appreciation (depreciation)	93,661	89,113	(421,213)

Net realized and change in unrealized gains (losses)	457,508	115,723	3,187,358

Net increase (decrease) from operations	$500,138	$121,276	$3,222,576

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MB6	MB7	M96
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$50,386	$24,939	$101,553
Expenses:
Mortality and expense risk charges	(58,999)	(36,460)	(34,980)
Administration and distribution charges	(12,601)	(12,633)	(7,208)

Net investment income (loss)	(21,214)	(24,154)	59,365

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	154,017	122,962	(236,284)
Realized gain distributions	343,270	222,572	—

Net realized gains (losses)	497,287	345,534	(236,284)

Net change in unrealized appreciation (depreciation)	555,330	331,283	143,774

Net realized and change in unrealized gains (losses)	1,052,617	676,817	(92,510)

Net increase (decrease) from operations	$1,031,403	$652,663	$(33,145)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MD2	MA6	MA3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$58,976	$806,631	$137,579
Expenses:
Mortality and expense risk charges	(20,252)	(154,413)	(28,064)
Administration and distribution charges	(7,105)	(42,654)	(8,828)

Net investment income (loss)	31,619	609,564	100,687

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(84,729)	(335,972)	(65,661)
Realized gain distributions	—	—	—

Net realized gains (losses)	(84,729)	(335,972)	(65,661)

Net change in unrealized appreciation (depreciation)	35,173	407,154	75,533

Net realized and change in unrealized gains (losses)	(49,556)	71,182	9,872

Net increase (decrease) from operations	$(17,937)	$680,746	$110,559

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MD6	MB3	MB8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$42,626	$5,735	$124,480
Expenses:
Mortality and expense risk charges	(142,026)	(51,019)	(152,202)
Administration and distribution charges	(39,122)	(17,819)	(44,006)

Net investment income (loss)	(138,522)	(63,103)	(71,728)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	680,916	201,561	257,659
Realized gain distributions	1,068,478	398,990	103,614

Net realized gains (losses)	1,749,394	600,551	361,273

Net change in unrealized appreciation (depreciation)	131,125	46,076	148,284

Net realized and change in unrealized gains (losses)	1,880,519	646,627	509,557

Net increase (decrease) from operations	$1,741,997	$583,524	$437,829

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MF6	MG3	PK8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$175,314	$241,046	$557,285
Expenses:
Mortality and expense risk charges	(97,304)	(236,163)	(103,707)
Administration and distribution charges	(28,910)	(68,324)	(30,434)

Net investment income (loss)	49,100	(63,441)	423,144

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(250,640)	1,001,063	(366,945)
Realized gain distributions	—	812,806	—

Net realized gains (losses)	(250,640)	1,813,869	(366,945)

Net change in unrealized appreciation (depreciation)	(94,045)	514,042	445,881

Net realized and change in unrealized gains (losses)	(344,685)	2,327,911	78,936

Net increase (decrease) from operations	$(295,585)	$2,264,470	$502,080

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

	P06	P07	R03
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$76,536	$714,796	$3,315
Expenses:
Mortality and expense risk charges	(35,094)	(211,969)	(19,691)
Administration and distribution charges	(9,305)	(61,384)	(4,994)

Net investment income (loss)	32,137	441,443	(21,370)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(74,320)	(656,197)	196,363
Realized gain distributions	—	—	30,682

Net realized gains (losses)	(74,320)	(656,197)	227,045

Net change in unrealized appreciation (depreciation)	57,901	408,627	109,649

Net realized and change in unrealized gains (losses)	(16,419)	(247,570)	336,694

Net increase (decrease) from operations	$15,718	$193,873	$315,324

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2024

R02
Sub-Account
Income:
Dividend income	$—
Expenses:
Mortality and expense risk charges	(7,560)
Administration and distribution charges	(1,753)

Net investment income (loss)	(9,313)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	95,119
Realized gain distributions	—

Net realized gains (losses)	95,119

Net change in unrealized appreciation (depreciation)	73,952

Net realized and change in unrealized gains (losses)	169,071

Net increase (decrease) from operations	$159,758

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	A70 Sub-Account		A71 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(7,898)	$(7,614)	$(22,512)	$(21,576)
Net realized gains (losses)	18,710	32,255	352,454	484,289
Net change in unrealized appreciation (depreciation)	9,390	33,862	422,226	227,472

Net increase (decrease) in net assets from operations	20,202	58,503	752,168	690,185

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	90,443	428,012
Transfers between Sub-Accounts (including the Fixed Account), net	1,692	1,848	(214,373)	(283,518)
Withdrawals, surrenders, annuitizations and contract charges	(50,734)	(47,462)	(813,676)	(1,229,849)

Net accumulation activity	(49,042)	(45,614)	(937,606)	(1,085,355)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(2,676)	(2,698)	(7,611)	(13,049)
Adjustments to annuity reserves	782	1,006	505	(1,359)

Net annuitization activity	(1,894)	(1,692)	(7,106)	(14,408)

Net increase (decrease) from contract owner transactions	(50,936)	(47,306)	(944,712)	(1,099,763)

Total increase (decrease) in net assets	(30,734)	11,197	(192,544)	(409,578)
Net assets at beginning of year	475,121	463,924	7,214,632	7,624,210

Net assets at end of year	$444,387	$475,121	$7,022,088	$7,214,632

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	AM2 Sub-Account [2]		A19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(2,369)	$(9,916)	$(14,664)	$(14,134)
Net realized gains (losses)	(99,713)	(4,603)	(272,129)	(107,603)
Net change in unrealized appreciation (depreciation)	94,594	76,468	436,386	261,101

Net increase (decrease) in net assets from operations	(7,488)	61,949	149,593	139,364

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,789	75	89,199	5,063
Transfers between Sub-Accounts (including the Fixed Account), net	(600,661)	(21,738)	(93,361)	8,237
Withdrawals, surrenders, annuitizations and contract charges	(16,215)	(87,866)	(174,361)	(40,663)

Net accumulation activity	(612,087)	(109,529)	(178,523)	(27,363)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(2,596)	(3,350)
Adjustments to annuity reserves	—	—	1,790	804

Net annuitization activity	—	—	(806)	(2,546)

Net increase (decrease) from contract owner transactions	(612,087)	(109,529)	(179,329)	(29,909)

Total increase (decrease) in net assets	(619,575)	(47,580)	(29,736)	109,455
Net assets at beginning of year	619,575	667,155	997,702	888,247

Net assets at end of year	$—	$619,575	$967,966	$997,702

[2]	The current year activities for this Sub-Account are for the period from January 1, 2024 to April 15, 2024. Refer to Note 1 for details on closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	A55 Sub-Account		A51 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(40,562)	$(2,416)	$(13,287)	$(18,046)
Net realized gains (losses)	432,492	408,776	(129,688)	(125,150)
Net change in unrealized appreciation (depreciation)	499,116	448,050	217,964	301,825

Net increase (decrease) in net assets from operations	891,046	854,410	74,989	158,629

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	108,915	108,200	—	50,154
Transfers between Sub-Accounts (including the Fixed Account), net	(28,939)	9,488	8,337	4,367
Withdrawals, surrenders, annuitizations and contract charges	(825,361)	(454,792)	(147,853)	(234,372)

Net accumulation activity	(745,385)	(337,104)	(139,516)	(179,851)

Annuitization Activity:
Annuitizations	—	62,841	—	—
Annuity payments and contract charges	(9,355)	(1,738)	(279)	(256)
Adjustments to annuity reserves	509	(75)	244	313

Net annuitization activity	(8,846)	61,028	(35)	57

Net increase (decrease) from contract owner transactions	(754,231)	(276,076)	(139,551)	(179,794)

Total increase (decrease) in net assets	136,815	578,334	(64,562)	(21,165)
Net assets at beginning of year	4,598,845	4,020,511	1,213,981	1,235,146

Net assets at end of year	$4,735,660	$4,598,845	$1,149,419	$1,213,981

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	C53 Sub-Account		L13 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(1,392)	$3,750	$(594)	$(206)
Net realized gains (losses)	84,230	118,093	42,584	20,213
Net change in unrealized appreciation (depreciation)	(18,981)	(53,729)	(24,299)	13,593

Net increase (decrease) in net assets from operations	63,857	68,114	17,691	33,600

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	236,152	62,307	8,213	—
Transfers between Sub-Accounts (including the Fixed Account), net	14,333	(842)	(256)	5,362
Withdrawals, surrenders, annuitizations and contract charges	(516,356)	(172,499)	(48,010)	(6,923)

Net accumulation activity	(265,871)	(111,034)	(40,053)	(1,561)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	1,011	—	—
Adjustments to annuity reserves	—	(13,369)	—	—

Net annuitization activity	—	(12,358)	—	—

Net increase (decrease) from contract owner transactions	(265,871)	(123,392)	(40,053)	(1,561)

Total increase (decrease) in net assets	(202,014)	(55,278)	(22,362)	32,039
Net assets at beginning of year	588,755	644,033	279,612	247,573

Net assets at end of year	$386,741	$588,755	$257,250	$279,612

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	F24 Sub-Account		F99 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(250,405)	$(190,021)	$(222,393)	$(194,712)
Net realized gains (losses)	3,848,615	1,063,926	4,611,481	1,217,549
Net change in unrealized appreciation (depreciation)	857,821	3,067,834	(717,079)	2,781,767

Net increase (decrease) in net assets from operations	4,456,031	3,941,739	3,672,009	3,804,604

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	952,236	663,658	814,891	274,790
Transfers between Sub-Accounts (including the Fixed Account), net	(446,377)	(565,318)	(739,203)	(1,248,261)
Withdrawals, surrenders, annuitizations and contract charges	(3,843,470)	(2,342,882)	(2,475,792)	(1,632,528)

Net accumulation activity	(3,337,611)	(2,244,542)	(2,400,104)	(2,605,999)

Annuitization Activity:
Annuitizations	—	173,836	9,130	123,575
Annuity payments and contract charges	(42,992)	(17,009)	(41,319)	(81,779)
Adjustments to annuity reserves	9,748	3,881	(13,585)	(1,839)

Net annuitization activity	(33,244)	160,708	(45,774)	39,957

Net increase (decrease) from contract owner transactions	(3,370,855)	(2,083,834)	(2,445,878)	(2,566,042)

Total increase (decrease) in net assets	1,085,176	1,857,905	1,226,131	1,238,562
Net assets at beginning of year	15,395,244	13,537,339	13,508,531	12,269,969

Net assets at end of year	$16,480,420	$15,395,244	$14,734,662	$13,508,531

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	F91 Sub-Account		FE3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(1,086)	$(11,573)	$29,835	$(367,932)
Net realized gains (losses)	114,204	34,004	(264,504)	1,304,078
Net change in unrealized appreciation (depreciation)	(62,168)	243,542	1,324,870	984,330

Net increase (decrease) in net assets from operations	50,950	265,973	1,090,201	1,920,476

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	191,350	19,035	1,142,897	824,803
Transfers between Sub-Accounts (including the Fixed Account), net	162,032	(32,558)	(342,924)	103,915
Withdrawals, surrenders, annuitizations and contract charges	(375,491)	(166,899)	(3,391,516)	(2,592,271)

Net accumulation activity	(22,109)	(180,422)	(2,591,543)	(1,663,553)

Annuitization Activity:
Annuitizations	—	32,702	8,909	87,865
Annuity payments and contract charges	(4,131)	(3,653)	(29,017)	(130,774)
Adjustments to annuity reserves	138	(103)	(12,432)	(14,913)

Net annuitization activity	(3,993)	28,946	(32,540)	(57,822)

Net increase (decrease) from contract owner transactions	(26,102)	(151,476)	(2,624,083)	(1,721,375)

Total increase (decrease) in net assets	24,848	114,497	(1,533,882)	199,101
Net assets at beginning of year	1,600,568	1,486,071	24,186,760	23,987,659

Net assets at end of year	$1,625,416	$1,600,568	$22,652,878	$24,186,760

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	T20 Sub-Account		F56 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$10,167	$19,437	$(3,386)	$10,892
Net realized gains (losses)	1,321	(17,793)	(4,015)	(9,033)
Net change in unrealized appreciation (depreciation)	(32,301)	189,935	31,459	100,401

Net increase (decrease) in net assets from operations	(20,813)	191,579	24,058	102,260

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	59,839	5,270	—	146
Transfers between Sub-Accounts (including the Fixed Account), net	43,653	(65,408)	(17,551)	(3,524)
Withdrawals, surrenders, annuitizations and contract charges	(204,366)	(101,639)	(46,003)	(56,700)

Net accumulation activity	(100,874)	(161,777)	(63,554)	(60,078)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(129)	(121)	—	—
Adjustments to annuity reserves	(16)	33	—	—

Net annuitization activity	(145)	(88)	—	—

Net increase (decrease) from contract owner transactions	(101,019)	(161,865)	(63,554)	(60,078)

Total increase (decrease) in net assets	(121,832)	29,714	(39,496)	42,182
Net assets at beginning of year	1,107,692	1,077,978	601,349	559,167

Net assets at end of year	$985,860	$1,107,692	$561,853	$601,349

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	G30 Sub-Account		521 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(931)	$1,453	$(7,812)	$(6,258)
Net realized gains (losses)	185,861	(18,261)	116,112	(7,802)
Net change in unrealized appreciation (depreciation)	32,145	172,690	123,411	234,804

Net increase (decrease) in net assets from operations	217,075	155,882	231,711	220,744

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	23,848	20,624	7,759	—
Transfers between Sub-Accounts (including the Fixed Account), net	52,389	(55,692)	27,805	(3,454)
Withdrawals, surrenders, annuitizations and contract charges	(193,689)	(766,520)	(256,808)	(15,112)

Net accumulation activity	(117,452)	(801,588)	(221,244)	(18,566)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(12,284)	(1,478)	(2,154)	(1,832)
Adjustments to annuity reserves	1,372	(1,184)	1,062	837

Net annuitization activity	(10,912)	(2,662)	(1,092)	(995)

Net increase (decrease) from contract owner transactions	(128,364)	(804,250)	(222,336)	(19,561)

Total increase (decrease) in net assets	88,711	(648,368)	9,375	201,183
Net assets at beginning of year	1,455,062	2,103,430	1,479,619	1,278,436

Net assets at end of year	$1,543,773	$1,455,062	$1,488,994	$1,479,619

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	520 Sub-Account		G33 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(45,251)	$(37,009)	$22,229	$16,018
Net realized gains (losses)	316,675	66,082	57,334	2,019
Net change in unrealized appreciation (depreciation)	506,018	747,509	(14,530)	191,667

Net increase (decrease) in net assets from operations	777,442	776,582	65,033	209,704

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	112,287	85,670	—	37,165
Transfers between Sub-Accounts (including the Fixed Account), net	(59,473)	78,656	(15,063)	(25,967)
Withdrawals, surrenders, annuitizations and contract charges	(614,778)	(127,662)	(32,673)	(116,707)

Net accumulation activity	(561,964)	36,664	(47,736)	(105,509)

Annuitization Activity:
Annuitizations	—	—	5,520	—
Annuity payments and contract charges	(9,846)	(1,505)	(5,702)	(13,074)
Adjustments to annuity reserves	5,530	5,328	598	787

Net annuitization activity	(4,316)	3,823	416	(12,287)

Net increase (decrease) from contract owner transactions	(566,280)	40,487	(47,320)	(117,796)

Total increase (decrease) in net assets	211,162	817,069	17,713	91,908
Net assets at beginning of year	2,773,253	1,956,184	1,392,430	1,300,522

Net assets at end of year	$2,984,415	$2,773,253	$1,410,143	$1,392,430

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	G31 Sub-Account		O00 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(35,522)	$(27,564)	$(6,906)	$(6,934)
Net realized gains (losses)	819,934	2,063	(9,077)	(81,366)
Net change in unrealized appreciation (depreciation)	248,083	767,349	107,522	140,884

Net increase (decrease) in net assets from operations	1,032,495	741,848	91,539	52,584

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	127,700	—	13	44,608
Transfers between Sub-Accounts (including the Fixed Account), net	132,331	(55,316)	(27,525)	(64,927)
Withdrawals, surrenders, annuitizations and contract charges	(589,191)	(168,956)	(23,574)	(160,285)

Net accumulation activity	(329,160)	(224,272)	(51,086)	(180,604)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(18,123)	(4,541)	(2,576)	(3,138)
Adjustments to annuity reserves	5,747	(716)	2,040	(2,547)

Net annuitization activity	(12,376)	(5,257)	(536)	(5,685)

Net increase (decrease) from contract owner transactions	(341,536)	(229,529)	(51,622)	(186,289)

Total increase (decrease) in net assets	690,959	512,319	39,917	(133,705)
Net assets at beginning of year	4,006,596	3,494,277	430,654	564,359

Net assets at end of year	$4,697,555	$4,006,596	$470,571	$430,654

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	V15 Sub-Account		V52 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(181,441)	$(151,138)	$(2,082)	$(1,716)
Net realized gains (losses)	546,741	232,210	2,344	(1,667)
Net change in unrealized appreciation (depreciation)	3,155,401	3,334,504	28,995	32,879

Net increase (decrease) in net assets from operations	3,520,701	3,415,576	29,257	29,496

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	766,249	411,716	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(56,680)	(415,951)	(650)	(656)
Withdrawals, surrenders, annuitizations and contract charges	(2,488,676)	(1,070,756)	(328)	(23,294)

Net accumulation activity	(1,779,107)	(1,074,991)	(978)	(23,950)

Annuitization Activity:
Annuitizations	10,932	19,041	—	—
Annuity payments and contract charges	(17,513)	(15,980)	(3,956)	(3,017)
Adjustments to annuity reserves	(61,277)	(15,745)	(116)	(745)

Net annuitization activity	(67,858)	(12,684)	(4,072)	(3,762)

Net increase (decrease) from contract owner transactions	(1,846,965)	(1,087,675)	(5,050)	(27,712)

Total increase (decrease) in net assets	1,673,736	2,327,901	24,207	1,784
Net assets at beginning of year	11,517,178	9,189,277	86,762	84,978

Net assets at end of year	$13,190,914	$11,517,178	$110,969	$86,762

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	A39 Sub-Account		AC3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(55,921)	$(47,577)	$(463)	$(661)
Net realized gains (losses)	609,484	(60,857)	4,017	(2,718)
Net change in unrealized appreciation (depreciation)	1,027,931	1,383,718	6,912	15,635

Net increase (decrease) in net assets from operations	1,581,494	1,275,284	10,466	12,256

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	181,583	398,638	8,640	—
Transfers between Sub-Accounts (including the Fixed Account), net	(36,861)	13,234	(12,452)	(1,088)
Withdrawals, surrenders, annuitizations and contract charges	(798,182)	(974,085)	(24,593)	(12,264)

Net accumulation activity	(653,460)	(562,213)	(28,405)	(13,352)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(1,809)	(8,913)	—	—
Adjustments to annuity reserves	1,727	2,296	—	—

Net annuitization activity	(82)	(6,617.00)	—	—

Net increase (decrease) from contract owner transactions	(653,542)	(568,830)	(28,405)	(13,352)

Total increase (decrease) in net assets	927,952	706,454	(17,939)	(1,096)
Net assets at beginning of year	6,864,207	6,157,753	60,547	61,643

Net assets at end of year	$7,792,159	$6,864,207	$42,608	$60,547

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	A21 Sub-Account		AC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$11,511	$(59,474)	$(193)	$(2,307)
Net realized gains (losses)	13,355	(67,577)	1,262	(141)
Net change in unrealized appreciation (depreciation)	(59,035)	834,232	(2,992)	22,739

Net increase (decrease) in net assets from operations	(34,169)	707,181	(1,923)	20,291

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	241,558	46,122	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	125,360	(40,460)	2,612	374
Withdrawals, surrenders, annuitizations and contract charges	(727,721)	(507,926)	(514)	(4,086)

Net accumulation activity	(360,803)	(502,264)	2,098	(3,712)

Annuitization Activity:
Annuitizations	—	2,358	—	—
Annuity payments and contract charges	(2,342)	(15,454)	—	—
Adjustments to annuity reserves	392	343	—	—

Net annuitization activity	(1,950)	(12,753)	—	—

Net increase (decrease) from contract owner transactions	(362,753)	(515,017)	2,098	(3,712)

Total increase (decrease) in net assets	(396,922)	192,164	175	16,579
Net assets at beginning of year	4,730,265	4,538,101	146,161	129,582

Net assets at end of year	$4,333,343	$4,730,265	$146,336	$146,161

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	I76 Sub-Account		J43 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(11,894)	$(12,389)	$(7,680)	$(2,284)
Net realized gains (losses)	51,149	(35,878)	2,164	(18,336)
Net change in unrealized appreciation (depreciation)	92,458	168,127	108,083	140,916

Net increase (decrease) in net assets from operations	131,713	119,860	102,567	120,296

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	22,633	37,986	97,525	3,617
Transfers between Sub-Accounts (including the Fixed Account), net	(23,987)	(135,768)	(4,796)	(1,196)
Withdrawals, surrenders, annuitizations and contract charges	(89,389)	(108,917)	(355,092)	(122,577)

Net accumulation activity	(90,743)	(206,699)	(262,363)	(120,156)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(2,477)	(3,492)	(2,509)	(3,465)
Adjustments to annuity reserves	1,668	(1,816)	1,377	(1,615)

Net annuitization activity	(809)	(5,308)	(1,132)	(5,080)

Net increase (decrease) from contract owner transactions	(91,552)	(212,007)	(263,495)	(125,236)

Total increase (decrease) in net assets	40,161	(92,147)	(160,928)	(4,940)
Net assets at beginning of year	821,530	913,677	1,179,790	1,184,730

Net assets at end of year	$861,691	$821,530	$1,018,862	$1,179,790

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	J32 Sub-Account		MD8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(35,595)	$2,648	$430,380	$369,730
Net realized gains (losses)	299,907	197,832	—	—
Net change in unrealized appreciation (depreciation)	456,770	489,714	—	—

Net increase (decrease) in net assets from operations	721,082	690,194	430,380	369,730

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	173,990	9,096	1,017,602	935,306
Transfers between Sub-Accounts (including the Fixed Account), net	(5,631)	110,145	3,126,011	2,472,843
Withdrawals, surrenders, annuitizations and contract charges	(581,700)	(152,983)	(4,608,732)	(1,813,382)

Net accumulation activity	(413,341)	(33,742)	(465,119)	1,594,767

Annuitization Activity:
Annuitizations	23,955	—	102	55,517
Annuity payments and contract charges	(11,603)	(8,610)	(48,350)	(60,610)
Adjustments to annuity reserves	6,581	5,293	968	798

Net annuitization activity	18,933	(3,317)	(47,280)	(4,295)

Net increase (decrease) from contract owner transactions	(394,408)	(37,059)	(512,399)	1,590,472

Total increase (decrease) in net assets	326,674	653,135	(82,019)	1,960,202
Net assets at beginning of year	3,395,423	2,742,288	13,114,016	11,153,814

Net assets at end of year	$3,722,097	$3,395,423	$13,031,997	$13,114,016

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M07 Sub-Account		M35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$95,084	$47,447	$53,266	$14,052
Net realized gains (losses)	446,404	274,823	369,105	275,778
Net change in unrealized appreciation (depreciation)	15,459	436,534	13,843	349,933

Net increase (decrease) in net assets from operations	556,947	758,804	436,214	639,763

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	390,643	718,218	285,614	104,687
Transfers between Sub-Accounts (including the Fixed Account), net	159,101	63,422	15,954	(77,224)
Withdrawals, surrenders, annuitizations and contract charges	(996,545)	(1,790,479)	(1,121,064)	(1,191,302)

Net accumulation activity	(446,801)	(1,008,839)	(819,496)	(1,163,839)

Annuitization Activity:
Annuitizations	—	50,929	—	28,797
Annuity payments and contract charges	(6,591)	(119,478)	(13,416)	(2,953)
Adjustments to annuity reserves	29	26,773	712	(1,166)

Net annuitization activity	(6,562)	(41,776)	(12,704)	24,678

Net increase (decrease) from contract owner transactions	(453,363)	(1,050,615)	(832,200)	(1,139,161)

Total increase (decrease) in net assets	103,584	(291,811)	(395,986)	(499,398)
Net assets at beginning of year	9,064,334	9,356,145	7,806,873	8,306,271

Net assets at end of year	$9,167,918	$9,064,334	$7,410,887	$7,806,873

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M31 Sub-Account		M80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(273,361)	$(229,548)	$(55,756)	$(44,291)
Net realized gains (losses)	3,137,876	1,671,474	430,529	294,425
Net change in unrealized appreciation (depreciation)	1,950,001	3,097,227	524,785	593,959

Net increase (decrease) in net assets from operations	4,814,516	4,539,153	899,558	844,093

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	725,963	78,827	120,209	240,019
Transfers between Sub-Accounts (including the Fixed Account), net	(41,921)	(332,959)	(37,794)	(5,868)
Withdrawals, surrenders, annuitizations and contract charges	(4,049,848)	(1,140,918)	(437,142)	(435,688)

Net accumulation activity	(3,365,806)	(1,395,050)	(354,727)	(201,537)

Annuitization Activity:
Annuitizations	66,292	84,905	—	36,299
Annuity payments and contract charges	(37,912)	(114,519)	(5,848)	(4,150)
Adjustments to annuity reserves	(19,218)	24,982	(11)	5

Net annuitization activity	9,162	(4,632)	(5,859)	32,154

Net increase (decrease) from contract owner transactions	(3,356,644)	(1,399,682)	(360,586)	(169,383)

Total increase (decrease) in net assets	1,457,872	3,139,471	538,972	674,710
Net assets at beginning of year	17,146,855	14,007,384	3,198,577	2,523,867

Net assets at end of year	$18,604,727	$17,146,855	$3,737,549	$3,198,577

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MF1 Sub-Account		M05 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(230,620)	$(223,149)	$(98,899)	$(103,893)
Net realized gains (losses)	577,980	(351,877)	(621,904)	(925,956)
Net change in unrealized appreciation (depreciation)	1,531,316	3,179,263	1,072,381	1,886,057

Net increase (decrease) in net assets from operations	1,878,676	2,604,237	351,578	856,208

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	569,992	304,268	247,286	266,697
Transfers between Sub-Accounts (including the Fixed Account), net	(738,340)	(693,333)	(170,305)	(86,023)
Withdrawals, surrenders, annuitizations and contract charges	(1,932,254)	(1,458,720)	(1,229,322)	(886,611)

Net accumulation activity	(2,100,602)	(1,847,785)	(1,152,341)	(705,937)

Annuitization Activity:
Annuitizations	6,965	9,462	20,900	72,759
Annuity payments and contract charges	(32,112)	(58,266)	(26,187)	(41,655)
Adjustments to annuity reserves	(5,939)	(8,297)	1,061	(948)

Net annuitization activity	(31,086)	(57,101)	(4,226)	30,156

Net increase (decrease) from contract owner transactions	(2,131,688)	(1,904,886)	(1,156,567)	(675,781)

Total increase (decrease) in net assets	(253,012)	699,351	(804,989)	180,427
Net assets at beginning of year	15,109,242	14,409,891	7,246,559	7,066,132

Net assets at end of year	$14,856,230	$15,109,242	$6,441,570	$7,246,559

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M42 Sub-Account		M06 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(113,055)	$(109,834)	$144,371	$94,172
Net realized gains (losses)	(757,981)	(817,075)	(186,846)	(208,359)
Net change in unrealized appreciation (depreciation)	1,217,896	1,753,505	95,200	429,591

Net increase (decrease) in net assets from operations	346,860	826,596	52,725	315,404

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	279,989	190,785	326,668	132,351
Transfers between Sub-Accounts (including the Fixed Account), net	17,192	(50,076)	498,987	192,111
Withdrawals, surrenders, annuitizations and contract charges	(848,066)	(659,776)	(1,331,336)	(875,024)

Net accumulation activity	(550,885)	(519,067)	(505,681)	(550,562)

Annuitization Activity:
Annuitizations	1,768	33,334	—	22,174
Annuity payments and contract charges	(4,376)	(17,799)	(6,863)	(6,708)
Adjustments to annuity reserves	(6,114)	(7,100)	411	500

Net annuitization activity	(8,722)	8,435	(6,452)	15,966

Net increase (decrease) from contract owner transactions	(559,607)	(510,632)	(512,133)	(534,596)

Total increase (decrease) in net assets	(212,747)	315,964	(459,408)	(219,192)
Net assets at beginning of year	7,175,508	6,859,544	5,627,803	5,846,995

Net assets at end of year	$6,962,761	$7,175,508	$5,168,395	$5,627,803

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M33 Sub-Account		M44 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(115,393)	$(114,407)	$42,630	$122,755
Net realized gains (losses)	1,140,212	818,140	363,847	476,320
Net change in unrealized appreciation (depreciation)	948,837	1,432,547	93,661	(837,081)

Net increase (decrease) in net assets from operations	1,973,656	2,136,280	500,138	(238,006)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	374,531	470,274	252,345	105,444
Transfers between Sub-Accounts (including the Fixed Account), net	(166,801)	(192,750)	(109,679)	2,581
Withdrawals, surrenders, annuitizations and contract charges	(1,642,262)	(1,288,486)	(1,587,465)	(1,098,033)

Net accumulation activity	(1,434,532)	(1,010,962)	(1,444,799)	(990,008)

Annuitization Activity:
Annuitizations	—	26,923	—	—
Annuity payments and contract charges	(3,464)	(27,731)	(2,167)	(11,285)
Adjustments to annuity reserves	26	(1,213)	786	(20,100)

Net annuitization activity	(3,438)	(2,021)	(1,381)	(31,385)

Net increase (decrease) from contract owner transactions	(1,437,970)	(1,012,983)	(1,446,180)	(1,021,393)

Total increase (decrease) in net assets	535,686	1,123,297	(946,042)	(1,259,399)
Net assets at beginning of year	12,010,357	10,887,060	5,861,399	7,120,798

Net assets at end of year	$12,546,043	$12,010,357	$4,915,357	$5,861,399

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M40 Sub-Account		M83 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$5,553	$25,886	$35,218	$41,339
Net realized gains (losses)	26,610	104,013	3,608,571	2,695,956
Net change in unrealized appreciation (depreciation)	89,113	(198,597)	(421,213)	(747,879)

Net increase (decrease) in net assets from operations	121,276	(68,698)	3,222,576	1,989,416

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	91,867	51,351	2,556,597	795,991
Transfers between Sub-Accounts (including the Fixed Account), net	(114,740)	36,620	(307,671)	(15,357)
Withdrawals, surrenders, annuitizations and contract charges	(225,050)	(343,014)	(6,794,046)	(3,879,567)

Net accumulation activity	(247,923)	(255,043)	(4,545,120)	(3,098,933)

Annuitization Activity:
Annuitizations	—	—	393,384	100,523
Annuity payments and contract charges	—	—	(65,990)	(100,867)
Adjustments to annuity reserves	—	—	(16,524)	(9,093)

Net annuitization activity	—	—	310,870	(9,437)

Net increase (decrease) from contract owner transactions	(247,923)	(255,043)	(4,234,250)	(3,108,370)

Total increase (decrease) in net assets	(126,647)	(323,741)	(1,011,674)	(1,118,954)
Net assets at beginning of year	1,444,508	1,768,249	33,267,276	34,386,230

Net assets at end of year	$1,317,861	$1,444,508	$32,255,602	$33,267,276

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MB6 Sub-Account		MB7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(21,214)	$(2,533)	$(24,154)	$(12,355)
Net realized gains (losses)	497,287	350,978	345,534	250,915
Net change in unrealized appreciation (depreciation)	555,330	660,903	331,283	389,179

Net increase (decrease) in net assets from operations	1,031,403	1,009,348	652,663	627,739

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	298,831	184,277	86,692	30,310
Transfers between Sub-Accounts (including the Fixed Account), net	90,741	91,392	(104,109)	(34,032)
Withdrawals, surrenders, annuitizations and contract charges	(752,163)	(839,045)	(316,808)	(143,117)

Net accumulation activity	(362,591)	(563,376)	(334,225)	(146,839)

Annuitization Activity:
Annuitizations	—	32,145	—	—
Annuity payments and contract charges	(8,436)	(3,600)	—	—
Adjustments to annuity reserves	(205)	(1,280)	—	—

Net annuitization activity	(8,641)	27,265	—	—

Net increase (decrease) from contract owner transactions	(371,232)	(536,111)	(334,225)	(146,839)

Total increase (decrease) in net assets	660,171	473,237	318,438	480,900
Net assets at beginning of year	4,529,245	4,056,008	2,928,492	2,447,592

Net assets at end of year	$5,189,416	$4,529,245	$3,246,930	$2,928,492

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	M96 Sub-Account		MD2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$59,365	$2,145	$31,619	$(8,001)
Net realized gains (losses)	(236,284)	(111,178)	(84,729)	(95,079)
Net change in unrealized appreciation (depreciation)	143,774	209,288	35,173	150,190

Net increase (decrease) in net assets from operations	(33,145)	100,255	(17,937)	47,110

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	82,432	111,323	116,280	72,827
Transfers between Sub-Accounts (including the Fixed Account), net	22,307	153,307	(21,383)	63,009
Withdrawals, surrenders, annuitizations and contract charges	(1,120,857)	(541,912)	(412,076)	(456,137)

Net accumulation activity	(1,016,118)	(277,282)	(317,179)	(320,301)

Annuitization Activity:
Annuitizations	16,434	—	—	—
Annuity payments and contract charges	(2,963)	(9,221)	—	—
Adjustments to annuity reserves	(5)	(53)	—	—

Net annuitization activity	13,466	(9,274)	—	—

Net increase (decrease) from contract owner transactions	(1,002,652)	(286,556)	(317,179)	(320,301)

Total increase (decrease) in net assets	(1,035,797)	(186,301)	(335,116)	(273,191)
Net assets at beginning of year	3,747,478	3,933,779	1,980,380	2,253,571

Net assets at end of year	$2,711,681	$3,747,478	$1,645,264	$1,980,380

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MA6 Sub-Account		MA3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$609,564	$562,134	$100,687	$92,230
Net realized gains (losses)	(335,972)	(412,555)	(65,661)	(95,549)
Net change in unrealized appreciation (depreciation)	407,154	1,179,350	75,533	250,917

Net increase (decrease) in net assets from operations	680,746	1,328,929	110,559	247,598

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	857,574	459,137	206,584	100,053
Transfers between Sub-Accounts (including the Fixed Account), net	(161,030)	98,458	18,569	33,508
Withdrawals, surrenders, annuitizations and contract charges	(2,200,660)	(1,537,939)	(478,216)	(495,885)

Net accumulation activity	(1,504,116)	(980,344)	(253,063)	(362,324)

Annuitization Activity:
Annuitizations	11,880	14,554	—	—
Annuity payments and contract charges	(17,706)	(77,835)	(7,021)	—
Adjustments to annuity reserves	(2,585)	(1,396)	519	(838)

Net annuitization activity	(8,411)	(64,677)	(6,502)	(838)

Net increase (decrease) from contract owner transactions	(1,512,527)	(1,045,021)	(259,565)	(363,162)

Total increase (decrease) in net assets	(831,781)	283,908	(149,006)	(115,564)
Net assets at beginning of year	13,358,238	13,074,330	2,430,178	2,545,742

Net assets at end of year	$12,526,457	$13,358,238	$2,281,172	$2,430,178

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MD6 Sub-Account		MB3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(138,522)	$(137,125)	$(63,103)	$(60,936)
Net realized gains (losses)	1,749,394	834,395	600,551	328,921
Net change in unrealized appreciation (depreciation)	131,125	1,727,792	46,076	533,281

Net increase (decrease) in net assets from operations	1,741,997	2,425,062	583,524	801,266

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	343,973	60,315	169,904	48,660
Transfers between Sub-Accounts (including the Fixed Account), net	(131,662)	(203,632)	(23,735)	(81,143)
Withdrawals, surrenders, annuitizations and contract charges	(2,461,412)	(1,372,704)	(552,946)	(340,381)

Net accumulation activity	(2,249,101)	(1,516,021)	(406,777)	(372,864)

Annuitization Activity:
Annuitizations	20,732	149,944	—	21,789
Annuity payments and contract charges	(30,408)	(10,290)	(13,850)	(2,381)
Adjustments to annuity reserves	(19,519)	(4,360)	663	(1,178)

Net annuitization activity	(29,195)	135,294	(13,187)	18,230

Net increase (decrease) from contract owner transactions	(2,278,296)	(1,380,727)	(419,964)	(354,634)

Total increase (decrease) in net assets	(536,299)	1,044,335	163,560	446,632
Net assets at beginning of year	12,646,517	11,602,182	4,209,301	3,762,669

Net assets at end of year	$12,110,218	$12,646,517	$4,372,861	$4,209,301

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MB8 Sub-Account		MF6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(71,728)	$(94,864)	$49,100	$(57,215)
Net realized gains (losses)	361,273	200,639	(250,640)	460,779
Net change in unrealized appreciation (depreciation)	148,284	1,933,209	(94,045)	399,718

Net increase (decrease) in net assets from operations	437,829	2,038,984	(295,585)	803,282

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	493,459	333,140	689,037	233,285
Transfers between Sub-Accounts (including the Fixed Account), net	10,828	(460,747)	252,103	31,939
Withdrawals, surrenders, annuitizations and contract charges	(1,877,045)	(1,273,775)	(1,621,886)	(927,327)

Net accumulation activity	(1,372,758)	(1,401,382)	(680,746)	(662,103)

Annuitization Activity:
Annuitizations	7,264	35,798	2,879	8,010
Annuity payments and contract charges	(22,417)	(85,377)	(6,281)	(39,169)
Adjustments to annuity reserves	(8,349)	(11,963)	(3,260)	(4,099)

Net annuitization activity	(23,502)	(61,542)	(6,662)	(35,258)

Net increase (decrease) from contract owner transactions	(1,396,260)	(1,462,924)	(687,408)	(697,361)

Total increase (decrease) in net assets	(958,431)	576,060	(982,993)	105,921
Net assets at beginning of year	13,223,427	12,647,367	8,884,758	8,778,837

Net assets at end of year	$12,264,996	$13,223,427	$7,901,765	$8,884,758

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MG3 Sub-Account		PK8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(63,441)	$40,782	$423,144	$363,395
Net realized gains (losses)	1,813,869	1,022,624	(366,945)	(373,268)
Net change in unrealized appreciation (depreciation)	514,042	977,187	445,881	794,030

Net increase (decrease) in net assets from operations	2,264,470	2,040,593	502,080	784,157

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,412,053	690,835	583,240	271,929
Transfers between Sub-Accounts (including the Fixed Account), net	(594,346)	(215,112)	(81,357)	140,647
Withdrawals, surrenders, annuitizations and contract charges	(3,884,817)	(2,175,716)	(1,530,981)	(958,756)

Net accumulation activity	(3,067,110)	(1,699,993)	(1,029,098)	(546,180)

Annuitization Activity:
Annuitizations	264,370	59,506	1,618	12,039
Annuity payments and contract charges	(51,595)	(74,457)	(8,163)	(36,966)
Adjustments to annuity reserves	(12,560)	(11,668)	(2,454)	(2,387)

Net annuitization activity	200,215	(26,619)	(8,999)	(27,314)

Net increase (decrease) from contract owner transactions	(2,866,895)	(1,726,612)	(1,038,097)	(573,494)

Total increase (decrease) in net assets	(602,425)	313,981	(536,017)	210,663
Net assets at beginning of year	19,875,044	19,561,063	8,930,657	8,719,994

Net assets at end of year	$19,272,619	$19,875,044	$8,394,640	$8,930,657

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	P06 Sub-Account		P07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$32,137	$47,257	$441,443	$374,623
Net realized gains (losses)	(74,320)	(108,222)	(656,197)	(816,719)
Net change in unrealized appreciation (depreciation)	57,901	123,578	408,627	1,185,621

Net increase (decrease) in net assets from operations	15,718	62,613	193,873	743,525

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	155,845	58,977	1,229,452	520,725
Transfers between Sub-Accounts (including the Fixed Account), net	15,395	108,769	774,648	1,493,734
Withdrawals, surrenders, annuitizations and contract charges	(406,581)	(742,129)	(3,944,828)	(3,155,360)

Net accumulation activity	(235,341)	(574,383)	(1,940,728)	(1,140,901)

Annuitization Activity:
Annuitizations	—	—	1,770	13,096
Annuity payments and contract charges	(826)	(816)	(17,492)	(40,062)
Adjustments to annuity reserves	78	60	(476)	(2,983)

Net annuitization activity	(748)	(756)	(16,198)	(29,949)

Net increase (decrease) from contract owner transactions	(236,089)	(575,139)	(1,956,926)	(1,170,850)

Total increase (decrease) in net assets	(220,371)	(512,526)	(1,763,053)	(427,325)
Net assets at beginning of year	3,044,847	3,557,373	18,519,571	18,946,896

Net assets at end of year	$2,824,476	$3,044,847	$16,756,518	$18,519,571

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	R03 Sub-Account		R02 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(21,370)	$(19,300)	$(9,313)	$(7,246)
Net realized gains (losses)	227,045	55,994	95,119	34,092
Net change in unrealized appreciation (depreciation)	109,649	452,418	73,952	111,530

Net increase (decrease) in net assets from operations	315,324	489,112	159,758	138,376

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	173,446	—	—	2,300
Transfers between Sub-Accounts (including the Fixed Account), net	7,336	115,347	78,333	58,817
Withdrawals, surrenders, annuitizations and contract charges	(257,594)	(108,262)	(177,214)	(73,028)

Net accumulation activity	(76,812)	7,085	(98,881)	(11,911)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(17,442)	(6,727)	(15,468)	(6,774)
Adjustments to annuity reserves	10,503	11,554	10,390	11,749

Net annuitization activity	(6,939)	4,827	(5,078)	4,975

Net increase (decrease) from contract owner transactions	(83,751)	11,912	(103,959)	(6,936)

Total increase (decrease) in net assets	231,573	501,024	55,799	131,440
Net assets at beginning of year	1,489,538	988,514	559,882	428,442

Net assets at end of year	$1,721,111	$1,489,538	$615,681	$559,882

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts, Futurity Accolade contracts, Futurity Focus II contracts, Futurity III contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts, Futurity Select Incentive contracts (collectively, the ‘‘Contracts’’) and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts held by the contract owners of the Variable Account that had a name change during the current year.

The close date related to Sub-Accounts held by the contract owners of the Variable Account (if closed within the past five years), is as follows:

Closed Sub-Account	New Sub-Account	Effective Date
AM2	MD8	April 15, 2024
I84	O00	April 30, 2020

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2024. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge. If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and, if necessary, a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2024, noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2024, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2024. There were no transfers between levels during the year ended December 31, 2024.

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

DELAWARE LIFE VARIABLE ACCOUNT F -   FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2024, the deduction is at an effective annual rate based on the average daily value of the Contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Futurity	1.25%	—	—	—	—	—	—	—
Futurity II	1.25%	—	—	—	—	—	—	—
Futurity Focus	1.00%	—	—	—	—	—	—	—
Futurity Accolade	1.30%	1.45%	1.55%	1.70%	—	—	—	—
Futurity Focus II	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	—	—
Futurity III	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	—	—
Futurity Select Four	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	—	—
Futurity Select Four Plus	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Futurity Select Seven	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Futurity Select Freedom	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—	—
Futurity Select Incentive	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.40%

Administration charges

Each year on the account anniversary date, an account administration fee (‘‘Account Fee’’) equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts, Futurity Accolade contracts and Futurity III contracts and $50 in the case of Futurity Focus contracts, Futurity Focus II contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts or 2% of the participant’s account value, reflected in the Statements of Changes in Net Assets, in account years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

An additional account administration charge is deducted from the Variable Account to reimburse the Sponsor for administrative expenses that are not covered by the annual Account Fee. This administrative charge is deducted daily at an effective annual rate of 0.15% based on the value of the contract and is reported in the Statements of Operations as a component of “Administration and distribution charges”.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

5. CONTRACT CHARGES (CONTINUED)

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses related to the sale of the Contracts if the contract holder requests a full withdrawal prior to reaching the pay-out phase and is based on the amounts withdrawn.

Surrender Charge (up to % below)
Futurity	6%
Futurity II	6%
Futurity Accolade	8%
Futurity III	7%
Futurity Select Four	6%
Futurity Select Four Plus	8%
Futurity Select Freedom	8%
Futurity Select Seven	8%
Futurity Select Incentive	8%

Surrender charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrenders, annuitizations and contract charges”.

Distribution charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Futurity Select Seven and Futurity Select Incentive and an effective annual rate of 0.20% of the net assets attributable to Futurity Select Four Plus and Futurity Select Freedom contracts. These charges are reflected on the Statements of Operations as a component of “Administration and distribution charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 3% or 4% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

	Purchases	Sales
A70	$3,615	$61,775
A71	567,956	1,281,570
AM2	4,977	619,486
A19	160,073	355,938
A55	230,869	1,010,154
A51	17,770	170,754
C53	287,578	512,381
L13	52,692	54,186
F24	3,492,833	5,176,122
F99	5,471,065	4,842,640
F91	458,541	409,169
FE3	2,300,922	4,728,537
T20	143,762	234,690
F56	15,486	80,624
G30	292,232	237,580
521	169,421	285,886
520	425,054	822,801
G33	107,185	82,553
G31	952,418	715,241
O00	6,654	67,258
V15	1,120,683	3,088,123
V52	178	7,203
A39	886,516	967,637
AC3	13,495	38,091
A21	566,393	894,075
AC1	5,724	3,033

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
I76	$78,539	$143,902
J43	171,300	428,674
J32	458,780	735,827
MD8	5,064,171	5,148,238
M07	1,319,609	1,233,401
M35	891,455	1,296,660
M31	2,503,782	4,732,016
M80	471,655	584,259
MF1	2,087,430	3,501,662
M05	398,364	1,655,475
M42	554,782	1,221,953
M06	1,087,039	1,455,431
M33	1,187,720	2,020,054
M44	601,095	1,858,686
M40	169,822	374,122
M83	6,632,266	8,371,162
MB6	937,626	987,496
MB7	444,945	581,001
M96	328,359	1,271,935
MD2	231,675	517,399
MA6	2,303,474	3,204,031
MA3	367,852	527,852
MD6	1,602,648	2,932,053
MB3	615,402	701,103
MB8	1,325,736	2,682,878
MF6	1,996,406	2,632,203
MG3	3,049,342	5,155,987
PK8	1,483,230	2,096,487
P06	336,441	540,725
P07	3,325,323	4,841,901
R03	387,630	473,677
R02	98,239	222,557

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	109	1,711	(1,602)
A71	12,579	40,365	(27,786)
AM2	215	26,012	(25,797)
A19	3,530	7,806	(4,276)
A55	5,666	23,918	(18,252)
A51	665	5,104	(4,439)
C53	7,571	16,059	(8,488)
L13	224	1,093	(869)
F24	24,325	76,767	(52,442)
F99	44,522	88,983	(44,461)
F91	16,676	18,544	(1,868)
FE3	35,951	84,445	(48,494)
T20	4,733	8,916	(4,183)
F56	300	2,541	(2,241)
G30	2,855	6,961	(4,106)
521	872	6,421	(5,549)
520	6,029	17,454	(11,425)
G33	1,268	3,872	(2,604)
G31	9,170	16,003	(6,833)
O00	458	4,032	(3,574)
V15	41,395	86,216	(44,821)
V52	4	130	(126)
A39	8,206	31,599	(23,393)
AC3	290	1,082	(792)
A21	21,109	37,348	(16,239)
AC1	84	15	69
I76	1,446	4,794	(3,348)
J43	3,113	9,142	(6,029)
J32	4,392	10,052	(5,660)
MD8	477,808	535,523	(57,715)
M07	45,641	70,200	(24,559)
M35	27,752	75,638	(47,886)
M31	30,779	85,598	(54,819)
M80	2,892	9,416	(6,524)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MF1	33,575	89,907	(56,332)
M05	28,179	84,249	(56,070)
M42	28,172	55,589	(27,417)
M06	97,659	146,203	(48,544)
M33	10,475	50,543	(40,068)
M44	21,506	116,466	(94,960)
M40	6,982	24,414	(17,432)
M83	143,261	289,461	(146,200)
MB6	15,014	24,191	(9,177)
MB7	4,404	11,496	(7,092)
M96	15,635	81,557	(65,922)
MD2	13,200	37,617	(24,417)
MA6	73,419	143,213	(69,794)
MA3	9,399	20,571	(11,172)
MD6	21,337	78,117	(56,780)
MB3	5,189	14,030	(8,841)
MB8	23,936	51,047	(27,111)
MF6	46,496	61,027	(14,531)
MG3	61,939	144,915	(82,976)
PK8	31,776	65,244	(33,468)
P06	15,566	30,577	(15,011)
P07	164,590	285,596	(121,006)
R03	9,429	11,498	(2,069)
R02	3,374	5,765	(2,391)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	3,892	5,940	(2,048)
A71	19,148	56,833	(37,685)
AM2	2,247	7,198	(4,951)
A19	1,756	2,422	(666)
A55	16,480	25,897	(9,417)
A51	6,636	12,927	(6,291)
C53	2,393	6,766	(4,373)
L13	1,215	1,247	(32)
F24	24,840	67,945	(43,105)
F99	23,613	86,765	(63,152)
F91	9,125	16,915	(7,790)
FE3	42,869	78,235	(35,366)
T20	4,129	11,189	(7,060)
F56	74	2,649	(2,575)
G30	2,148	32,025	(29,877)
521	553	1,007	(454)
520	6,741	6,351	390
G33	3,603	11,197	(7,594)
G31	2,752	9,911	(7,159)
O00	7,339	22,257	(14,918)
V15	18,584	54,108	(35,524)
V52	—	980	(980)
A39	18,230	42,031	(23,801)
AC3	2	346	(344)
A21	4,276	29,070	(24,794)
AC1	12	130	(118)
I76	3,499	12,548	(9,049)
J43	933	4,130	(3,197)
J32	4,269	4,964	(695)
MD8	411,566	238,360	173,206
M07	63,837	130,025	(66,188)
M35	14,404	86,466	(72,062)
M31	12,959	52,391	(39,432)
M80	9,113	12,499	(3,386)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MF1	14,807	75,635	(60,828)
M05	32,519	68,776	(36,257)
M42	21,907	49,653	(27,746)
M06	61,839	115,651	(53,812)
M33	18,818	53,690	(34,872)
M44	12,997	81,299	(68,302)
M40	6,023	24,151	(18,128)
M83	76,766	198,933	(122,167)
MB6	11,834	28,019	(16,185)
MB7	856	4,743	(3,887)
M96	19,696	38,706	(19,010)
MD2	13,616	39,838	(26,222)
MA6	54,617	109,959	(55,342)
MA3	9,466	26,331	(16,865)
MD6	20,386	61,886	(41,500)
MB3	1,943	10,961	(9,018)
MB8	16,421	48,729	(32,308)
MF6	16,654	34,637	(17,983)
MG3	42,440	99,264	(56,824)
PK8	24,344	44,629	(20,285)
P06	15,742	52,006	(36,264)
P07	152,684	227,770	(75,086)
R03	5,181	4,945	236
R02	2,942	3,073	(131)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

10. SEGMENT REPORTING

The Variable Account derives revenues from the variable portion of certain variable annuity products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker (“CODM”) for overseeing the Variable Account’s variable annuity products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2024 and the Statement of Assets and Liabilities for segment assets at December 31, 2024.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

11. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2024	20,854	$19.2913	to	$33.7181	$444,387	—%	1.15%	to	2.10%	4.73%	to	3.73%
2023	22,456	18.4196	to	32.5071	475,121	0.03	1.15	to	2.10	14.38	to	13.29
2022	24,504	16.1041	to	28.6937	463,924	—	1.15	to	2.10	(28.00)	to	(28.69)
2021	31,053	22.3679	to	40.2380	785,144	—	1.15	to	2.10	21.16	to	20.01
2020	34,687	18.4608	to	33.5291	714,807	0.45	1.15	to	2.10	37.48	to	36.17
A71
2024	196,558	37.6484	to	42.1251	7,022,088	1.26	1.15	to	2.10	11.46	to	10.39
2023	224,344	33.7777	to	38.1611	7,214,632	1.25	1.15	to	2.10	10.44	to	9.39
2022	262,029	30.5840	to	34.8846	7,624,210	1.10	1.15	to	2.10	(5.51)	to	(6.41)
2021	276,394	32.3691	to	37.2757	8,500,155	0.64	1.15	to	2.10	26.37	to	25.17
2020	302,915	25.6146	to	29.7811	7,384,564	1.29	1.15	to	2.10	1.29	to	0.32
AM2[5]
2024	—	25.2219	to	26.7725	—	—	1.15	to	2.10	(1.26)	to	(1.54)
2023	25,797	25.5429	to	27.1902	619,575	—	1.15	to	2.10	11.07	to	10.01
2022	30,748	22.9977	to	24.7160	667,155	—	1.15	to	2.10	(28.63)	to	(29.32)
2021	36,793	32.2253	to	34.9665	1,122,489	—	1.15	to	2.10	6.77	to	5.75
2020	48,513	30.1828	to	33.0656	1,394,660	1.10	1.15	to	2.10	28.11	to	26.88
A19
2024	19,361	52.4547	to	66.9972	967,966	—	1.15	to	2.10	17.07	to	15.95
2023	23,637	44.8050	to	57.7823	997,702	—	1.15	to	2.10	16.38	to	15.27
2022	24,303	38.4996	to	50.1272	888,247	—	1.15	to	2.10	(39.96)	to	(40.53)
2021	25,995	64.1253	to	84.2966	1,578,476	—	1.15	to	2.10	7.95	to	6.92
2020	25,694	59.4044	to	78.8431	1,462,606	—	1.15	to	2.10	51.87	to	50.42
A55
2024	107,598	35.5259	to	45.6472	4,735,660	0.59	1.15	to	1.85	21.24	to	20.39
2023	125,850	29.3012	to	37.9172	4,598,845	1.40	1.15	to	1.85	22.51	to	21.65
2022	135,267	23.9172	to	31.1679	4,020,511	1.41	1.15	to	1.85	(15.95)	to	(16.54)
2021	148,347	28.4574	to	37.3462	5,270,547	1.15	1.15	to	1.85	30.15	to	29.24
2020	169,439	21.8649	to	28.8971	4,752,286	1.39	1.15	to	1.85	13.56	to	12.76
A51
2024	40,851	22.8073	to	26.4043	1,149,419	0.37	1.15	to	1.85	6.88	to	6.12
2023	45,290	21.3394	to	24.8809	1,213,981	—	1.15	to	1.85	15.16	to	14.35
2022	51,581	18.5307	to	21.7582	1,235,146	—	1.15	to	1.85	(38.73)	to	(39.16)
2021	54,554	30.2421	to	35.7606	2,134,397	—	1.15	to	1.85	(7.14)	to	(7.79)
2020	56,954	32.5674	to	38.7827	2,386,011	1.06	1.15	to	1.85	65.23	to	64.07
C53
2024	11,256	34.3601			386,741	1.13	1.40			15.22
2023	19,744	29.8219			588,755	2.04	1.40			12.62
2022	24,117	26.4800			644,033	1.20	1.40			(9.37)
2021	30,862	29.2177			906,875	1.51	1.40			25.05
2020	33,248	23.3655			780,319	1.37	1.40			6.18

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
L13
2024	5,484	$46.9073			$257,250	1.18%	1.40%			6.57%
2023	6,353	44.0140			279,612	1.31	1.40			13.51
2022	6,385	38.7761			247,573	1.24	1.40			(7.72)
2021	7,758	42.0205			325,999	0.99	1.40			24.47
2020	9,300	33.7608			313,962	1.48	1.40			3.79
F24
2024	230,054	77.4226	to	70.5823	16,480,420	0.04	1.15	to	2.10	31.90	to	30.64
2023	282,496	58.6959	to	54.0294	15,395,244	0.25	1.15	to	2.10	31.59	to	30.34
2022	325,601	44.6041	to	41.4518	13,537,339	0.25	1.15	to	2.10	(27.33)	to	(28.02)
2021	365,838	61.3800	to	55.3834	21,038,611	0.03	1.15	to	2.30	26.05	to	24.60
2020	422,383	48.6962	to	44.4507	19,365,539	0.08	1.15	to	2.30	28.73	to	27.25
F99
2024	251,896	59.2062	to	74.1769	14,734,662	—	1.15	to	2.30	28.57	to	27.08
2023	296,357	46.0501	to	58.3721	13,508,531	—	1.15	to	2.30	34.33	to	32.79
2022	359,509	34.2804	to	43.9576	12,269,969	0.35	1.15	to	2.30	(25.51)	to	(26.37)
2021	371,927	46.0193	to	59.6980	17,083,341	—	1.15	to	2.30	21.49	to	20.09
2020	465,466	37.8785	to	49.7100	17,526,406	0.04	1.15	to	2.30	41.90	to	40.26
F91
2024	77,068	22.2405	to	27.8751	1,625,416	1.40	1.15	to	2.10	3.59	to	2.60
2023	78,936	21.4692	to	27.1697	1,600,568	0.78	1.15	to	2.10	18.84	to	17.71
2022	86,726	18.0651	to	23.0811	1,486,071	0.57	1.15	to	2.10	(25.55)	to	(26.26)
2021	347,457	24.2634	to	31.2990	8,486,481	0.33	1.15	to	2.10	18.02	to	16.89
2020	347,509	20.5588	to	26.7755	7,248,029	0.22	1.15	to	2.10	14.01	to	12.91
FE3
2024	421,160	59.0131	to	46.4595	22,652,878	1.66	1.15	to	2.10	4.88	to	3.86
2023	469,654	56.2685	to	44.7336	24,186,760	—	1.15	to	2.10	8.83	to	7.78
2022	505,020	51.7046	to	41.5042	23,987,659	2.06	1.15	to	2.10	(9.21)	to	(10.08)
2021	591,037	56.9496	to	46.1588	31,035,581	0.89	1.15	to	2.10	3.25	to	2.26
2020	647,434	55.1553	to	43.4966	33,030,181	2.70	1.15	to	2.30	5.63	to	4.40
T20
2024	42,087	25.4744	to	19.5875	985,860	2.48	1.15	to	2.10	(2.13)	to	(3.09)
2023	46,270	26.0298	to	20.2111	1,107,692	3.26	1.15	to	2.10	19.39	to	18.24
2022	53,330	21.8030	to	17.0934	1,077,978	2.95	1.15	to	2.10	(8.66)	to	(9.54)
2021	61,230	23.8691	to	18.8951	1,343,875	1.82	1.15	to	2.10	2.97	to	1.98
2020	62,603	23.1800	to	18.5282	1,340,524	3.44	1.15	to	2.10	(2.29)	to	(3.23)
F56
2024	20,516	29.6569	to	22.6447	561,853	0.91	1.15	to	2.10	4.18	to	3.18
2023	22,757	28.4662	to	21.9466	601,349	3.33	1.15	to	2.10	19.62	to	18.49
2022	25,332	23.7964	to	18.5224	559,167	0.16	1.15	to	2.10	(12.52)	to	(13.35)
2021	26,462	27.2015	to	21.3765	669,353	1.09	1.15	to	2.10	3.67	to	2.68
2020	28,440	26.2393	to	20.8189	697,837	2.99	1.15	to	2.10	4.58	to	3.58
G30
2024	47,098	34.8195	to	31.9385	1,543,773	1.40	1.15	to	1.85	15.75	to	14.92
2023	51,204	30.0809	to	27.7913	1,455,062	1.55	1.15	to	1.85	11.73	to	10.94
2022	81,081	26.9231	to	25.0516	2,103,430	1.35	1.15	to	1.85	(7.43)	to	(8.09)
2021	87,072	29.0850	to	27.2570	2,448,631	1.15	1.15	to	1.85	22.72	to	21.85
2020	99,769	23.7003	to	22.3698	2,293,253	1.45	1.15	to	1.85	2.79	to	2.06

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
521
2024	31,010	$61.7001	to	$51.1176	$1,488,994	0.96%	1.15%	to	1.70%	17.69%	to	17.02%
2023	36,559	52.4280	to	43.6834	1,479,619	1.03	1.15	to	1.70	17.92	to	17.26
2022	37,013	44.4600	to	37.2533	1,278,436	0.31	1.15	to	1.70	(20.30)	to	(20.75)
2021	38,721	55.7824	to	47.0044	1,691,218	0.45	1.15	to	1.70	22.38	to	21.69
2020	43,899	45.5809	to	38.6254	1,602,246	0.23	1.15	to	1.70	7.34	to	6.74
520
2024	56,337	57.1712	to	67.0243	2,984,415	—	1.15	to	2.10	30.83	to	29.58
2023	67,762	43.6973	to	51.7254	2,773,253	—	1.15	to	2.10	40.32	to	38.98
2022	67,372	31.1418	to	37.2168	1,956,184	—	1.15	to	2.10	(33.29)	to	(33.93)
2021	65,706	46.6828	to	56.3264	2,874,030	—	1.15	to	2.10	20.53	to	19.38
2020	81,708	38.7326	to	47.1839	2,997,168	0.09	1.15	to	2.10	38.89	to	37.56
G33
2024	90,350	13.9514	to	14.6330	1,410,143	2.99	1.15	to	1.70	4.91	to	4.32
2023	92,954	13.2991	to	14.0269	1,392,430	2.63	1.15	to	1.70	17.35	to	16.70
2022	100,548	11.3331	to	11.6105	1,300,522	3.15	1.15	to	1.85	(14.55)	to	(15.15)
2021	108,489	13.2622	to	13.6828	1,654,704	2.72	1.15	to	1.85	10.88	to	10.10
2020	121,479	11.9606	to	12.4271	1,697,556	1.60	1.15	to	1.85	5.58	to	4.84
G31
2024	101,817	48.3514	to	44.1681	4,697,555	0.64	1.15	to	2.05	26.85	to	25.68
2023	108,650	38.1167	to	35.1423	4,006,596	0.70	1.15	to	2.05	22.40	to	21.29
2022	115,809	31.1404	to	28.9740	3,494,277	0.80	1.15	to	2.05	(20.65)	to	(21.38)
2021	125,842	39.2451	to	36.8509	4,805,105	0.78	1.15	to	2.05	27.93	to	26.77
2020	144,157	30.6762	to	29.0699	4,314,841	0.87	1.15	to	2.05	16.20	to	15.14
O00
2024	29,072	16.2315	to	15.5203	470,571	—	1.15	to	2.10	22.79	to	21.61
2023	32,646	13.2185	to	12.7621	430,654	—	1.15	to	2.10	11.86	to	10.79
2022	47,564	11.8175	to	11.5189	564,359	—	1.15	to	2.10	(31.77)	to	(32.42)
2021	46,399	17.3211	to	17.0460	806,137	—	1.15	to	2.10	17.73	to	16.61
2020	48,250	14.7124	to	14.6183	708,295	—	1.15	to	2.10	47.12	to	46.18
V15
2024	285,943	48.1881	to	43.9927	13,190,914	—	1.15	to	1.85	33.34	to	32.38
2023	330,764	36.0906	to	33.2310	11,517,178	—	1.15	to	1.85	39.31	to	38.34
2022	366,288	25.9060	to	24.0212	9,189,277	—	1.15	to	1.85	(31.90)	to	(32.38)
2021	391,428	38.0864	to	35.5244	14,479,127	—	1.15	to	1.85	10.65	to	9.86
2020	442,986	34.4198	to	32.3347	14,870,443	0.07	1.15	to	1.85	40.73	to	39.73
V52
2024	2,789	45.4373	to	41.2611	110,969	—	1.35	to	2.10	32.74	to	31.73
2023	2,915	34.2315	to	31.3235	86,762	—	1.35	to	2.10	38.71	to	37.67
2022	3,895	24.6782	to	22.7529	84,978	—	1.35	to	2.10	(32.22)	to	(32.73)
2021	4,199	36.4092	to	33.8239	150,011	—	1.35	to	2.10	10.14	to	9.31
2020	4,558	33.0558	to	30.9423	147,742	—	1.35	to	2.10	40.08	to	39.02
A39
2024	251,056	35.7510	to	30.7845	7,792,159	0.70	1.15	to	1.85	24.17	to	23.28
2023	274,449	28.7928	to	24.9720	6,864,207	0.72	1.15	to	1.85	21.96	to	21.10
2022	298,250	23.6077	to	20.6213	6,157,753	0.90	1.15	to	1.85	(21.45)	to	(22.01)
2021	321,190	30.0544	to	26.4404	8,455,254	0.65	1.15	to	1.85	26.29	to	25.39
2020	370,766	23.7987	to	21.0870	7,711,112	1.32	1.15	to	1.85	12.55	to	11.75

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AC3
2024	852	$51.0425	to	$35.7178	$42,608	0.34%	1.35%	to	1.85%	23.59%	to	22.96%
2023	1,644	41.3001	to	29.0481	60,547	0.44	1.35	to	1.85	21.43	to	20.82
2022	1,988	34.0104	to	24.0418	61,643	0.64	1.35	to	1.85	(21.82)	to	(22.21)
2021	1,953	43.5020	to	30.9072	77,417	0.45	1.35	to	1.85	25.67	to	25.03
2020	2,005	34.6172	to	24.7195	63,522	1.01	1.35	to	1.85	12.04	to	11.47
A21
2024	197,257	27.4499	to	20.5426	4,333,343	1.73	1.15	to	1.85	(0.54)	to	(1.25)
2023	213,496	27.5979	to	20.8028	4,730,265	0.19	1.15	to	1.85	16.80	to	15.98
2022	238,290	23.6275	to	17.9372	4,538,101	1.66	1.15	to	1.85	(19.23)	to	(19.81)
2021	281,978	29.2545	to	22.3681	6,720,256	1.24	1.15	to	1.85	4.68	to	3.94
2020	306,071	27.9456	to	21.5206	7,053,997	2.36	1.15	to	1.85	12.69	to	11.89
AC1
2024	4,538	33.8580	to	29.7358	146,336	1.55	1.35	to	2.10	(1.02)	to	(1.77)
2023	4,469	34.2061	to	30.2721	146,161	—	1.35	to	2.10	16.28	to	15.41
2022	4,587	29.4160	to	26.2303	129,582	1.35	1.35	to	2.10	(19.60)	to	(20.21)
2021	5,402	36.5873	to	32.8731	190,359	1.07	1.35	to	2.10	4.18	to	3.40
2020	5,332	35.1179	to	31.7929	180,983	2.16	1.35	to	2.10	12.20	to	11.35
I84[6]
2020	—	19.8515	to	18.3769	—	—	1.15	to	2.10	(5.87)	to	(6.17)
I76
2024	30,327	30.1671	to	25.4440	861,691	0.13	1.15	to	2.10	16.72	to	15.60
2023	33,675	25.8448	to	22.0101	821,530	—	1.15	to	2.10	15.24	to	14.14
2022	42,724	22.4269	to	19.2827	913,677	—	1.15	to	2.10	(21.42)	to	(22.17)
2021	44,061	28.5396	to	24.7745	1,201,174	0.16	1.15	to	2.10	19.02	to	17.88
2020	50,273	23.9789	to	21.0159	1,155,560	0.36	1.15	to	2.10	25.78	to	24.58
J43
2024	21,468	49.8068	to	44.5722	1,018,862	0.77	1.15	to	1.85	10.42	to	9.64
2023	27,497	45.1083	to	40.6551	1,179,790	1.30	1.15	to	1.85	11.80	to	11.02
2022	30,694	40.3456	to	36.6188	1,184,730	0.45	1.15	to	1.85	(20.28)	to	(20.84)
2021	33,091	50.6074	to	46.2569	1,603,468	0.52	1.15	to	1.85	19.99	to	19.15
2020	35,618	42.1760	to	38.8227	1,444,996	0.98	1.15	to	1.85	12.38	to	11.59
J32
2024	48,769	79.9518	to	71.4190	3,722,097	0.51	1.15	to	1.85	22.56	to	21.68
2023	54,429	65.2334	to	58.6925	3,395,423	1.57	1.15	to	1.85	25.72	to	24.83
2022	55,124	51.8883	to	47.0189	2,742,288	0.52	1.15	to	1.85	(19.62)	to	(20.19)
2021	62,739	64.5529	to	58.9139	3,889,278	0.76	1.15	to	1.85	27.87	to	26.96
2020	80,027	50.4831	to	46.4032	3,885,805	0.78	1.15	to	1.85	23.83	to	22.95

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MD8
2024	1,344,904	$9.9918	to	$8.8807	$13,031,997	4.74%	1.15%	to	2.10%	3.65%	to	2.64%
2023	1,402,619	9.6401	to	8.6521	13,114,016	4.49	1.15	to	2.10	3.41	to	2.41
2022	1,229,413	9.3226	to	8.4484	11,153,814	1.15	1.15	to	2.10	0.02	to	(0.94)
2021	1,271,565	9.3204	to	8.3723	11,515,773	—	1.15	to	2.30	(1.14)	to	(2.29)
2020	1,469,033	9.4277	to	8.5683	13,527,211	0.23	1.15	to	2.30	(0.92)	to	(2.08)
M07
2024	494,878	19.1943	to	17.6891	9,167,918	2.48	1.15	to	1.85	6.52	to	5.75
2023	519,437	18.0202	to	16.7272	9,064,334	1.98	1.15	to	1.85	9.19	to	8.41
2022	585,625	16.5036	to	15.4289	9,356,145	1.65	1.15	to	1.85	(10.61)	to	(11.24)
2021	653,490	18.4624	to	17.3837	11,748,952	1.78	1.15	to	1.85	12.82	to	12.01
2020	724,185	16.3649	to	15.5191	11,589,559	2.27	1.15	to	1.85	8.56	to	7.78
M35
2024	417,558	18.6347	to	16.7041	7,410,887	2.28	1.15	to	2.10	6.22	to	5.19
2023	465,444	17.5441	to	15.8792	7,806,873	1.76	1.15	to	2.10	8.95	to	7.92
2022	537,506	16.1022	to	14.7140	8,306,271	1.46	1.15	to	2.10	(10.87)	to	(11.72)
2021	601,770	18.0665	to	16.3875	10,483,070	1.60	1.15	to	2.30	12.53	to	11.23
2020	675,722	16.0550	to	14.7327	10,503,400	2.05	1.15	to	2.30	8.26	to	7.00
M31
2024	340,921	66.6599	to	52.5739	18,604,727	—	1.15	to	1.85	29.96	to	29.03
2023	395,740	51.2936	to	40.7469	17,146,855	—	1.15	to	1.85	34.32	to	33.37
2022	435,172	38.1869	to	30.5518	14,007,384	—	1.15	to	1.85	(32.41)	to	(32.89)
2021	479,109	56.5000	to	45.5272	23,018,402	—	1.15	to	1.85	22.13	to	21.26
2020	539,465	46.2633	to	37.5458	21,408,756	—	1.15	to	1.85	30.35	to	29.42
M80
2024	55,513	70.0742	to	88.7227	3,737,549	—	1.15	to	1.95	29.63	to	28.59
2023	62,037	54.0555	to	69.7347	3,198,577	—	1.15	to	1.90	33.96	to	32.95
2022	65,423	40.3526	to	52.4516	2,523,867	—	1.15	to	1.90	(32.59)	to	(33.10)
2021	69,635	59.8595	to	78.3989	3,987,382	—	1.15	to	1.90	21.82	to	20.90
2020	74,584	49.1368	to	45.2070	3,511,226	—	1.15	to	2.05	30.02	to	28.85
MF1
2024	378,024	41.1570	to	36.5803	14,856,230	—	1.15	to	2.10	13.41	to	12.30
2023	434,356	36.2919	to	32.5728	15,109,242	—	1.15	to	2.10	19.95	to	18.79
2022	495,184	30.2570	to	27.4198	14,409,891	—	1.15	to	2.10	(29.51)	to	(30.19)
2021	532,653	42.9232	to	39.2767	22,103,980	—	1.15	to	2.10	12.81	to	11.73
2020	614,252	38.0480	to	34.5807	22,655,730	—	1.15	to	2.30	34.92	to	33.35
M05
2024	306,240	21.7199	to	20.1586	6,441,570	—	1.15	to	1.85	5.50	to	4.74
2023	362,310	20.5879	to	19.2461	7,246,559	—	1.15	to	1.85	13.11	to	12.31
2022	398,567	18.2010	to	17.1365	7,066,132	—	1.15	to	1.85	(30.56)	to	(31.05)
2021	407,560	26.2101	to	24.8539	10,426,785	—	1.15	to	1.85	0.64	to	(0.08)
2020	436,260	26.0432	to	24.8728	11,129,273	—	1.15	to	1.85	44.22	to	43.20
M42
2024	344,657	21.1442	to	19.1331	6,962,761	—	1.15	to	2.10	5.20	to	4.19
2023	372,074	20.0985	to	18.3635	7,175,508	—	1.15	to	2.10	12.95	to	11.87
2022	399,820	17.7949	to	16.4148	6,859,544	—	1.15	to	2.10	(30.80)	to	(31.46)
2021	390,506	25.7145	to	23.9486	9,730,936	—	1.15	to	2.10	0.41	to	(0.55)
2020	405,073	25.6106	to	23.7718	10,094,486	—	1.15	to	2.30	43.91	to	42.25
M06
2024	487,588	11.0418	to	9.8138	5,168,395	4.16	1.15	to	2.10	1.37	to	0.39
2023	536,132	10.8925	to	9.7761	5,627,803	3.15	1.15	to	2.10	6.16	to	5.14
2022	589,944	10.2604	to	9.2982	5,846,995	2.67	1.15	to	2.10	(14.91)	to	(15.73)
2021	726,553	12.0587	to	11.0341	8,466,471	2.70	1.15	to	2.10	(1.94)	to	(2.89)
2020	747,124	12.2976	to	11.3623	8,908,870	3.26	1.15	to	2.10	7.23	to	6.19

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M33
2024	332,463	$39.4929	to	$35.1017	$12,546,043	0.60%	1.15%	to	2.10%	17.51%	to	16.37%
2023	372,531	33.6086	to	30.1648	12,010,357	0.52	1.15	to	2.10	21.03	to	19.87
2022	407,403	27.7689	to	25.1652	10,887,060	0.47	1.15	to	2.10	(18.15)	to	(18.94)
2021	451,965	33.9273	to	31.0452	14,841,583	0.53	1.15	to	2.10	23.38	to	22.19
2020	493,818	27.4978	to	25.4066	13,188,439	0.72	1.15	to	2.10	15.26	to	14.15
M44
2024	304,615	16.6277	to	15.4324	4,915,357	2.24	1.15	to	1.85	10.38	to	9.59
2023	399,575	15.0642	to	14.0823	5,861,399	3.44	1.15	to	1.85	(3.22)	to	(3.91)
2022	467,877	15.5654	to	14.6551	7,120,798	2.36	1.15	to	1.85	(0.39)	to	(1.10)
2021	551,346	15.6263	to	14.8176	8,437,129	1.70	1.15	to	1.85	12.79	to	11.99
2020	637,525	13.8539	to	13.2311	8,672,423	2.46	1.15	to	1.85	4.69	to	3.95
M40
2024	85,162	16.1810	to	14.6419	1,317,861	1.92	1.15	to	2.10	10.06	to	9.00
2023	102,594	14.7026	to	13.4333	1,444,508	3.27	1.15	to	2.10	(3.45)	to	(4.37)
2022	120,722	15.2279	to	14.0470	1,768,249	2.22	1.15	to	2.10	(0.67)	to	(1.62)
2021	139,543	15.3310	to	14.2781	2,068,906	1.54	1.15	to	2.10	12.52	to	11.44
2020	152,285	13.6256	to	12.8120	2,017,815	2.23	1.15	to	2.10	4.40	to	3.41
M83
2024	1,090,632	30.9173	to	27.4795	32,255,602	1.61	1.15	to	2.10	10.33	to	9.26
2023	1,236,832	28.0222	to	25.1508	33,267,276	1.63	1.15	to	2.10	6.71	to	5.68
2022	1,358,999	26.2609	to	23.7987	34,386,230	1.37	1.15	to	2.10	(6.98)	to	(7.87)
2021	1,560,322	28.2305	to	25.8322	42,575,705	1.33	1.15	to	2.10	24.03	to	22.83
2020	1,790,880	22.7619	to	20.6874	39,542,680	1.57	1.15	to	2.30	2.29	to	1.10
MB6
2024	112,419	50.3075	to	46.3749	5,189,416	1.01	1.15	to	1.85	24.06	to	23.17
2023	121,596	40.5502	to	37.6504	4,529,245	1.37	1.15	to	1.85	27.07	to	26.17
2022	137,781	31.9123	to	29.8418	4,056,008	1.10	1.15	to	1.85	(16.96)	to	(17.55)
2021	158,091	38.4296	to	36.1936	5,645,783	1.10	1.15	to	1.85	28.05	to	27.14
2020	185,651	30.0106	to	28.4669	5,191,792	1.65	1.15	to	1.85	14.02	to	13.21
MB7
2024	65,252	53.7075	to	55.4652	3,246,930	0.76	1.15	to	2.10	23.73	to	22.54
2023	72,344	43.4075	to	45.2632	2,928,492	1.09	1.15	to	2.10	26.74	to	25.53
2022	76,231	34.2505	to	36.0574	2,447,592	0.86	1.15	to	2.10	(17.17)	to	(17.95)
2021	78,929	41.3479	to	43.9479	3,068,836	0.91	1.15	to	2.10	27.70	to	26.48
2020	87,198	32.3788	to	33.4811	2,662,895	1.35	1.15	to	2.30	13.74	to	12.42
M96
2024	174,978	16.7471	to	14.2731	2,711,681	3.46	1.15	to	1.85	(0.38)	to	(1.10)
2023	240,900	16.5074	to	14.4315	3,747,478	1.49	1.15	to	1.85	2.95	to	2.23
2022	259,910	16.3276	to	14.1164	3,933,779	2.00	1.15	to	1.85	(13.25)	to	(13.87)
2021	303,949	18.8223	to	16.3897	5,331,002	2.17	1.15	to	1.85	(3.01)	to	(3.70)
2020	308,930	19.4055	to	17.0187	5,605,124	3.08	1.15	to	1.85	5.16	to	4.41
MD2
2024	130,496	13.8297	to	10.4299	1,645,264	3.24	1.15	to	2.10	(0.64)	to	(1.59)
2023	154,913	13.9182	to	10.5986	1,980,380	1.14	1.15	to	2.10	2.67	to	1.69
2022	181,135	13.5568	to	10.4226	2,253,571	1.75	1.15	to	2.10	(13.45)	to	(14.28)
2021	196,553	15.6639	to	12.1584	2,836,361	1.93	1.15	to	2.10	(3.26)	to	(4.19)
2020	203,260	16.1925	to	12.2278	3,046,330	2.63	1.15	to	2.30	4.89	to	3.68

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA6
2024	578,488	$27.5781	to	$13.1175	$12,526,457	6.17%	1.15%	to	2.10%	5.70%	to	4.67%
2023	648,282	26.0915	to	12.5328	13,358,238	5.79	1.15	to	2.10	11.13	to	10.06
2022	703,624	23.4779	to	11.3863	13,074,330	5.34	1.15	to	2.10	(11.53)	to	(12.38)
2021	826,321	26.5381	to	12.9955	17,459,794	4.90	1.15	to	2.10	2.31	to	1.32
2020	877,302	25.9393	to	12.6165	18,327,314	5.62	1.15	to	2.30	3.89	to	2.67
MA3
2024	91,976	27.2134	to	23.3458	2,281,172	5.88	1.15	to	2.10	5.29	to	4.28
2023	103,148	25.8451	to	22.3872	2,430,178	5.32	1.15	to	2.10	11.19	to	10.14
2022	120,013	23.2432	to	20.3268	2,545,742	5.23	1.15	to	2.10	(11.80)	to	(12.64)
2021	142,732	26.3539	to	23.2688	3,455,051	4.85	1.15	to	2.10	1.90	to	0.93
2020	149,437	25.8628	to	22.2159	3,570,106	5.31	1.15	to	2.30	3.64	to	2.45
MD6
2024	317,899	48.8127	to	41.7384	12,110,218	0.34	1.15	to	1.85	14.93	to	14.11
2023	374,679	42.4711	to	36.5783	12,646,517	0.30	1.15	to	1.85	22.60	to	21.73
2022	416,179	34.6421	to	30.0487	11,602,182	0.10	1.15	to	1.85	(20.18)	to	(20.74)
2021	437,869	43.3982	to	37.9134	15,360,533	0.24	1.15	to	1.85	24.54	to	23.65
2020	474,974	34.8469	to	30.6610	13,469,034	0.45	1.15	to	1.85	21.13	to	20.26
MB3
2024	91,552	50.9723	to	55.2817	4,372,861	0.13	1.15	to	2.10	14.64	to	13.54
2023	100,393	44.4637	to	48.6910	4,209,301	0.05	1.15	to	2.10	22.29	to	21.13
2022	109,411	36.3596	to	40.1986	3,762,669	—	1.15	to	2.10	(20.37)	to	(21.13)
2021	117,581	45.6613	to	50.9680	5,089,165	0.03	1.15	to	2.10	24.21	to	23.03
2020	134,308	36.7599	to	41.4271	4,695,475	0.22	1.15	to	2.10	20.79	to	19.64
MB8
2024	239,784	60.6576	to	47.9031	12,264,996	0.96	1.15	to	2.10	3.73	to	2.74
2023	266,895	58.4739	to	46.6268	13,223,427	0.77	1.15	to	2.10	17.60	to	16.48
2022	299,203	49.7247	to	40.0306	12,647,367	0.76	1.15	to	2.10	(19.31)	to	(20.08)
2021	321,975	61.6247	to	50.0876	16,959,161	0.86	1.15	to	2.10	28.15	to	26.93
2020	399,198	48.0883	to	38.4858	16,443,783	0.85	1.15	to	2.30	1.06	to	(0.11)
MF6
2024	199,169	54.0844	to	29.0382	7,901,765	2.11	1.15	to	2.10	(3.81)	to	(4.74)
2023	213,700	56.2245	to	30.4835	8,884,758	0.87	1.15	to	2.10	10.19	to	9.13
2022	231,683	51.0245	to	27.9325	8,778,837	1.62	1.15	to	2.10	(27.77)	to	(28.46)
2021	233,702	70.6402	to	39.0469	12,353,892	1.48	1.15	to	2.10	28.64	to	27.41
2020	289,933	54.9111	to	31.1405	11,937,752	4.73	1.15	to	2.30	0.33	to	(0.84)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MG3
2024	530,783	$38.6986	to	$32.9137	$19,272,619	1.21%	1.15%	to	2.10%	12.43%	to	11.35%
2023	613,759	34.4200	to	29.5589	19,875,044	1.74	1.15	to	2.10	11.44	to	10.38
2022	670,583	30.8879	to	26.7803	19,561,063	0.98	1.15	to	2.10	(9.83)	to	(10.69)
2021	748,910	34.2557	to	29.9859	24,305,255	0.79	1.15	to	2.10	29.48	to	28.25
2020	891,391	26.4556	to	22.7792	22,426,346	1.23	1.15	to	2.30	2.67	to	1.49
PK8
2024	260,760	35.3416	to	27.4318	8,394,640	6.41	1.15	to	2.10	6.32	to	5.28
2023	294,228	33.2417	to	26.0551	8,930,657	5.69	1.15	to	2.10	9.88	to	8.82
2022	314,513	30.2524	to	23.9423	8,719,994	4.81	1.15	to	2.10	(16.69)	to	(17.49)
2021	348,864	36.3134	to	29.0185	11,649,357	4.48	1.15	to	2.10	(3.68)	to	(4.61)
2020	356,522	37.7024	to	29.3144	12,404,399	4.56	1.15	to	2.30	5.49	to	4.26
P06
2024	172,839	17.7218	to	14.8042	2,824,476	2.61	1.15	to	2.10	0.96	to	(0.02)
2023	187,850	17.5529	to	14.8070	3,044,847	2.98	1.15	to	2.10	2.49	to	1.51
2022	224,114	17.1258	to	14.5870	3,557,373	6.97	1.15	to	2.10	(12.91)	to	(13.75)
2021	257,072	19.6647	to	16.9123	4,689,566	4.95	1.15	to	2.10	4.41	to	3.40
2020	257,143	18.8348	to	16.3562	4,525,863	1.42	1.15	to	2.10	10.44	to	9.38
P07
2024	1,033,596	17.7134	to	14.2558	16,756,518	4.02	1.15	to	2.10	1.36	to	0.37
2023	1,154,602	17.4758	to	14.2026	18,519,571	3.56	1.15	to	2.10	4.74	to	3.73
2022	1,229,688	16.6856	to	13.6919	18,946,896	2.60	1.15	to	2.10	(15.28)	to	(16.10)
2021	1,382,697	19.6955	to	16.3188	25,226,187	1.82	1.15	to	2.10	(2.39)	to	(3.33)
2020	1,429,861	20.1780	to	16.6075	26,820,334	2.13	1.15	to	2.30	7.42	to	6.17
R03
2024	24,929	67.7559	to	113.4582	1,721,111	0.21	1.15	to	2.10	22.47	to	21.29
2023	26,998	55.3239	to	93.5399	1,489,538	—	1.15	to	2.10	51.47	to	50.03
2022	26,762	36.5252	to	62.3478	988,514	—	1.15	to	2.10	(34.90)	to	(35.52)
2021	29,733	56.1044	to	96.6909	1,702,670	—	1.15	to	2.10	24.10	to	22.92
2020	33,536	45.2084	to	78.6624	1,543,565	0.31	1.15	to	2.10	43.29	to	41.92
R02
2024	10,641	54.1373	to	79.5816	615,681	—	1.15	to	2.10	31.22	to	29.96
2023	13,032	41.2572	to	61.2364	559,882	—	1.15	to	2.10	33.53	to	32.26
2022	13,163	30.8982	to	46.3010	428,442	0.36	1.15	to	2.10	(31.07)	to	(31.72)
2021	17,948	44.8223	to	67.8128	824,729	0.35	1.15	to	2.10	40.55	to	39.21
2020	19,769	31.8900	to	48.7113	644,205	0.86	1.15	to	2.10	18.65	to	17.51

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) merged into Sub-Account MD9 on April 15, 2024.
[6]	Invesco V.I. Mid Cap Growth Fund Series I Sub-Account (I84) merged into Sub-Account O00 on April 30, 2020.

Delaware Life Insurance Company

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

Report of Independent Auditors

Statutory Financial Statements as of

December 31, 2024 and 2023 and for the Years Ended

December 31, 2024, 2023 and 2022

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Independent Auditors’ Report

The Board of Directors

Delaware Life Insurance Company:

Opinions

We have audited the financial statements of Delaware Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024 in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Hartford, Connecticut

April 17, 2025

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

AS OF DECEMBER 31, 2024 AND 2023 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

Admitted Assets	2024	2023
General Account assets:
Bonds	$22,182,484	$18,134,460
Preferred stocks	729,639	802,140
Common stocks	196,204	162,439
Mortgage loans	2,191,508	1,721,502
Real estate	175,974	—
Contract loans	320,642	351,919
Derivatives	749,791	575,141
Other invested assets	1,589,384	1,493,229
Mortgage escrow funds	20,944	16,129
Receivables for securities	69,394	127,334
Cash, cash equivalents and short-term investments	4,193,943	3,859,773

Total cash and invested assets	32,419,907	27,244,066
Accrued investment income	609,241	480,307
Amounts recoverable from reinsurers	7,382	16,753
Other amounts receivable under reinsurance contracts	14,374	9,021
Reinsurance deposit asset	—	76,063
Other amounts receivable under affiliated reinsurance contracts	16,639	—
Current federal and foreign income tax recoverable	22,395	—
Net deferred tax asset	286,009	176,589
Receivables from parent, subsidiaries and affiliates	23,951	185,277
Admitted disallowed interest maintenance reserve	169,590	140,735
Other assets	29,204	34,245

Total General Account assets	33,598,692	28,363,056
Separate Account assets	17,827,382	17,727,809

Total admitted assets	$51,426,074	$46,090,865

(continued)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

AS OF DECEMBER 31, 2024 AND 2023 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

Liabilities and Capital and Surplus	2024	2023
General Account liabilities:
Aggregate reserve for life and annuity contracts	$25,495,837	$21,040,253
Liability for deposit-type contracts	2,708,109	1,979,497
Contract claims	33,045	32,738
Other amounts payable on reinsurance	16,910	147,653
Asset valuation reserve	396,327	282,462
Funds held under reinsurance treaties with unauthorized and certified reinsurers	—	260,713
Funds held under coinsurance	46,855	106,269
Commissions to agents due or accrued	26,501	38,164
General expenses due or accrued	32,520	29,468
Transfers from Separate Accounts due or (accrued), net	(227,625)	(195,531)
Borrowed money	50,000	—
Payable for securities	1,348,826	1,122,769
Payable to parent, subsidiaries, and affiliates	117,377	59,679
Derivatives	586,128	435,850
Current federal and foreign income taxes	—	81,263
Remittances and items not allocated	44,827	232,460
Derivative collateral payable	—	64,282
Other liabilities	57,071	82,818

Total General Account liabilities	30,732,708	25,800,807
Separate Account liabilities	17,827,380	17,727,809

Total liabilities	48,560,088	43,528,616
Capital and surplus:
Common capital stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding	6,437	6,437
Surplus notes	390,213	390,213
Gross paid in and contributed surplus	1,590,920	1,590,920
Unassigned funds	708,826	433,944
Special surplus funds	169,590	140,735

Total surplus	2,859,549	2,555,812

Total capital and surplus	2,865,986	2,562,249

Total liabilities, capital and surplus	$51,426,074	$46,090,865

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 (IN THOUSANDS)

	2024	2023	2022
Premiums and other revenues:
Premiums and annuity considerations	$6,780,026	$5,446,325	$2,436,071
Considerations for supplementary contracts with life contingencies	25,181	33,719	26,204
Net investment income	1,806,782	1,243,794	1,117,986
Commissions and expense allowances on reinsurance ceded	104,107	103,237	104,874
Reserve adjustments on reinsurance ceded	(1,056,598)	(964,497)	(897,173)
Income from fees associated with investment management, administration and contract guarantees from Separate Accounts	323,541	312,625	336,073
Investment (expense) on reinsurance deposit asset/liability	(246,024)	(261,142)	(154,844)
Reinsurance experience refund	98,336	54,437	105,218
Assets transferred on coinsurance	(78,007)	(118,857)	—
Other income	68,995	62,955	51,986

Total premiums and other revenues	7,826,339	5,912,596	3,126,395
Benefits paid or provided:
Death benefits	117,302	131,919	154,335
Annuity benefits	405,361	381,780	345,465
Health benefits	—	51	1,639
Surrender benefits and withdrawals for life contracts	2,986,373	2,039,161	1,295,060
Interest and adjustments on contract or deposit-type contract funds	58,095	53,499	60,691
Payments on supplementary contracts with life contingencies	43,819	43,820	45,362
Increase in aggregate reserves for life and accident and health contracts	4,474,113	3,734,433	1,245,954

Total benefits paid or provided	8,085,063	6,384,663	3,148,506
Commissions on premiums, annuity considerations and deposit-type contract funds	207,423	115,453	188,091
Commissions and expense allowances on reinsurance assumed	120	116	118
General insurance expenses	347,816	296,678	278,295
Insurance taxes, licenses and fees, excluding federal income taxes	36,323	6,903	6,119
Net transfers from Separate Accounts net of reinsurance	(1,123,912)	(983,184)	(833,857)
Investment (income) expense on funds held	(85,185)	(180,512)	47,393
Expense (income) under hedging program with affiliate	(102,082)	(49,423)	—
Other expenses	246	382	63

Total benefits and expenses	7,365,812	5,591,076	2,834,728
Gain from operations before federal income tax expense and net realized capital gains (losses)	460,527	321,520	291,667
Federal income tax expense, excluding tax on capital gains (losses)	197,724	183,751	46,564

Gain from operations before net realized capital gains (losses)	262,803	137,769	245,103
Net realized capital gains (losses) less capital gains tax and transfers to the interest maintenance reserve	(24,998)	7,207	14,186

Net income	$237,805	$144,976	$259,289

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 (IN THOUSANDS)

	Capital stock	Surplus notes	Gross paid-in and contributed surplus	Unassigned funds	Special surplus funds	Total
Balances at December 31, 2021	$6,437	$390,213	$1,425,920	$253,772	$—	$2,076,342
Net income	—	—	—	259,289	—	259,289
Change in net unrealized investment gains (losses), net of taxes	—	—	—	(345,740)	—	(345,740)
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	(10,232)	—	(10,232)
Change in net deferred income tax	—	—	—	26,762	—	26,762
Change in nonadmitted assets	—	—	—	2,654	—	2,654
Change in asset valuation reserve	—	—	—	66,457	—	66,457
Paid in capital	—	—	50,000	—	—	50,000
Dividends paid to stockholders	—	—	—	(100,000)	—	(100,000)
Prior period adjustment net of tax	—	—	—	33,174	—	33,174
Investment income on funds held - unrealized	—	—	—	185,983	—	185,983
Other capital changes	—	—	—	(43)	—	(43)

Balances at December 31, 2022	$6,437	$390,213	$1,475,920	$372,076	$—	$2,244,646
Net income	—	—	—	144,976	—	144,976
Change in net unrealized investment gains (losses), net of taxes	—	—	—	42,836	—	42,836
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	4,621	—	4,621
Change in net deferred income tax	—	—	—	141,057	—	141,057
Change in nonadmitted assets	—	—	—	(13,668)	—	(13,668)
Change in asset valuation reserve	—	—	—	(134,844)	—	(134,844)
Paid in capital	—	—	115,000	—	—	115,000
Prior period adjustment net of tax	—	—	—	3,780	—	3,780
Investment income on funds held - unrealized	—	—	—	7,939	—	7,939
Admitted disallowed interest maintenance reserve	—	—	—	(140,735)	140,735	—
Other capital changes	—	—	—	5,906	—	5,906

Balances at December 31, 2023	$6,437	$390,213	$1,590,920	$433,944	$140,735	$2,562,249
Net income	—	—	—	237,805	—	237,805
Change in net unrealized investment gains (losses), net of taxes	—	—	—	59,264	—	59,264
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	(3,837)	—	(3,837)
Change in net deferred income tax	—	—	—	115,459	—	115,459
Change in nonadmitted assets	—	—	—	902	—	902
Change in asset valuation reserve	—	—	—	(113,865)	—	(113,865)
Prior period adjustment net of tax	—	—	—	24,639	—	24,639
Investment expense on funds held - unrealized	—	—	—	(20,622)	—	(20,622)
Admitted disallowed interest maintenance reserve	—	—	—	(28,855)	28,855	—
Other capital changes	—	—	—	3,992	—	3,992

Balances at December 31, 2024	$6,437	$390,213	$1,590,920	$708,826	$169,590	$2,865,986

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 (IN THOUSANDS)

	2024	2023	2022
Cash flow from operating activities:
Premiums and annuity considerations collected net of reinsurance	$7,194,112	$5,753,440	$2,824,909
Net investment income received	1,677,904	1,258,847	1,086,575
Miscellaneous income	316,561	377,825	389,289

Total receipts	9,188,577	7,390,112	4,300,773
Benefits and loss related payments	(4,866,174)	(3,729,563)	(2,960,471)
Net transfers from Separate Accounts	1,091,818	901,198	829,715
Commissions, expenses paid and aggregate write-ins for deductions	(302,682)	(361,428)	(502,314)
Federal and foreign income taxes recovered (paid)	(298,530)	(108,685)	(11,000)

Total payments	(4,375,568)	(3,298,478)	(2,644,070)

Net cash provided by operating activities	4,813,009	4,091,634	1,656,703

Cash flow from investing activities:
Proceeds from investments sold, matured, repaid or received:
Bonds	4,104,515	877,630	2,998,524
Stocks	183,210	875,522	381,570
Mortgage loans	275,408	175,963	332,138
Other Invested Assets	76,656	139,135	351,593
Miscellaneous proceeds	296,658	129,189	235,472

Total investment proceeds	4,936,447	2,197,439	4,299,297
Cost of investments acquired:
Bonds	(8,292,195)	(4,861,590)	(4,182,569)
Stocks	(243,493)	(354,704)	(89,351)
Mortgage loans	(734,086)	(500,124)	(757,256)
Real Estate	(176,638)	—	—
Other Invested Assets	(131,811)	(345,015)	(74,038)
Miscellaneous applications	(354,734)	(190,874)	(80,612)

Total cost of investments acquired	(9,932,957)	(6,252,307)	(5,183,826)
Net decrease in contract loans and premium notes	31,377	1,731	19,540

Net cash used in investing activities	(4,965,133)	(4,053,137)	(864,989)

Cash flow from financing and miscellaneous activities:
Bilateral loan agreement with affiliate	36,000	175,000	(215,217)
Borrowed funds	50,000	—	—
Net deposits on deposit-type contracts and other liabilities	728,612	416,536	199,557
Capital and paid in surplus	—	115,000	50,000
Dividends paid to stockholders	—	—	(100,000)
Other cash provided (applied)	(328,318)	(26,936)	16,424

Net cash provided by (used in) financing and miscellaneous activities	486,294	679,600	(49,236)

Net change in cash, cash equivalents and short-term investments	334,170	718,097	742,478
Cash, cash equivalents, and short-term investments:
Beginning of year	3,859,773	3,141,676	2,399,198

End of year	$4,193,943	$3,859,773	$3,141,676

(continued)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 (IN THOUSANDS)

Supplemental disclosures of noncash transactions:

	2024	2023	2022
Exchanges and transfers of invested assets	$282,144	$707,035	$218,534
Modified coinsurance reserve adjustment - net (including premium, miscellaneous income, and benefits)	1,056,598	964,497	897,173
Capitalized interest	41,713	29,255	36,536
Transfer of invested assets in settlement of coinsurance	118,673	—	—
Transfer of invested assets in settlement of funds held under reinsurance treaties with unauthorized reinsurers	115,949	—	—
Surplus note exchanges	—	84,801	—

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

1.	Organization

Delaware Life Insurance Company (the “Company”) is a stock life insurance company incorporated under the laws of Delaware. The Company is a direct, wholly-owned subsidiary of DLIC Sub-Holdings, LLC (“DLSH”), a Delaware limited liability company, and an indirect subsidiary of Group 1001 Insurance Holdings, LLC. DLSH was formed in the first quarter of 2022 as a new holding company subsidiary of the Company’s former parent, DLIC Holdings, LLC (“DLH”) (formerly known as Group One Thousand One, LLC).

The Company is licensed to transact business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. The business of the Company includes the issuance, administration, and servicing of a variety of wealth accumulation products, protection products, and institutional investment contracts. These products include individual and group fixed and variable annuities, individual and group variable life insurance, individual universal life insurance, funding agreements, and group life and disability insurance.

In the normal course of business, the Company reinsures portions of its individual life insurance, annuity, and group insurance exposure with both affiliated and unaffiliated companies using indemnity reinsurance agreements.

2.	Summary of Significant Accounting Policies

Basis of Presentation - Accounting Practices

The accompanying financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Delaware Department of Insurance (the “Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under Delaware’s insurance laws. The National Association of Insurance Commissioners’ (“NAIC’s”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted accounting principles by the State of Delaware. The Company has no permitted or prescribed practices that differ from NAIC SAP.

There was no difference in the Company’s net income (loss) or capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Delaware as of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023, and 2022.

Accounting principles and procedures of the NAIC, as prescribed or permitted by the Department, comprise a basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). The effects on the financial statements of the differences between NAIC SAP and GAAP are not reasonably determinable and are presumed to be material. The primary differences between GAAP and NAIC SAP can be summarized as follows:

•

The asset valuation reserve (“AVR”) and interest maintenance reserve (“IMR”) are eliminated with unrealized gains and losses reported directly in equity and realized gains and losses reported in income;

•	Certain assets designated under NAIC SAP as “nonadmitted assets” are included in the GAAP balance sheet rather than excluded from assets in the statutory balance sheet;

•	Certain policy acquisition costs and sales inducements are deferred and amortized over the estimated life of the policies for GAAP rather than charged to operations as incurred;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

•

Policy and contract reserves for traditional life insurance are based on best estimates of expected mortality, morbidity, persistency and interest for GAAP rather than based on prescribed methodologies;

•

Policy reserves on universal life and certain investment products are reported at account value, including additional liabilities for certain guaranteed benefits such as lifetime income benefit riders valued using actuarial assumptions for GAAP, rather than using prescribed statutory methodologies under NAIC SAP;

•	Certain premiums for life and annuity contracts are recognized as deposits for GAAP rather than recorded as premiums in the period received;

•

Investments in wholly owned insurance subsidiaries, other entities under the control of the Company, and certain variable interest entities are consolidated in the Company’s financial statements under GAAP rather than being carried at the Company’s share of the underlying audited GAAP equity or statutory surplus of a domestic insurance subsidiary;

•

The carrying value of investments in subsidiaries is adjusted for any unamortized goodwill as provided for in Statement of Statutory Accounting Principles (“SSAP”) No. 68, Business Combinations and Goodwill (“SSAP No. 68”). Admissibility of goodwill is subject to certain limitations, and is amortized to unrealized gains and losses. Goodwill includes direct costs of an acquisition that are expensed under GAAP. Amortization of goodwill is elective for private companies under GAAP and is amortized to expense;

•

For equity method investments under GAAP, investee earnings and losses are reported in income and dividends of undistributed earnings reduce the carrying value of the investment. Under NAIC SAP, investee earnings and losses are reported as a change in unrealized gain/loss in capital and surplus, while dividends of accumulated undistributed earnings are reported in investment income;

•

Bonds designated as available for sale and trading securities are reported at fair value for GAAP with unrealized gains and losses reported in equity and income, respectively, rather than at amortized cost (or lower of cost or market for bonds with an NAIC designation of 6);

•

An allowance for credit losses is established for available-for-sale securities under the current expected loss model under GAAP rather than being evaluated for other-than-temporary impairment (“OTTI”) with impairments recorded as a direct write-down of the security’s cost basis for NAIC SAP;

•

Equity/fund investments such as mutual funds and exchange traded funds are classified as equity securities and reported at fair value with changes in fair value reported in earnings under GAAP. Under NAIC SAP, certain equity/fund investments identified by the NAIC’s Securities Valuation Office (the “SVO”) qualify for special bond treatment and are reported using the systematic valuation method;

•

All equity securities, excluding equity method investments, are carried at fair value with changes in fair value reported in earnings for GAAP rather than as unrealized gains and losses in capital and surplus for NAIC SAP;

•	Real estate held for the production of income properties are stated at cost less accumulated depreciation and encumbrances;

•

Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for NAIC SAP. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for NAIC SAP;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

•

The statements of cash flow reconcile to changes in cash, cash equivalents, and restricted cash for GAAP. Under NAIC SAP, the Statutory Statements of Cash Flow reconcile to changes in cash, cash equivalents, and short-term investments with original maturities of one year or less. A reconciliation of net income to net cash provided by operating activities is not required;

•

Generally, changes in deferred taxes are reported as a component of net income under GAAP. Under NAIC SAP, changes in deferred taxes are direct adjustments to surplus and separately reported in the Statutory Statements of Changes in Capital and Surplus;

•	Money market funds are classified as short-term investments under GAAP and cash equivalents under NAIC SAP;

•

Certain contracts with a market value adjustment (“MVA”) feature are classified within the Company’s General Account under GAAP, but are classified within the Company’s non-insulated Separate Accounts under NAIC SAP.

•

Contracts that contain an embedded derivative, including fixed index annuities (“FIAs”), are bifurcated from the host contract and accounted for separately under GAAP. Under NAIC SAP, contracts that contain an embedded derivative are not bifurcated and are accounted for as part of the host contract;

•

Surplus notes designated as available for sale are reported at fair value for GAAP rather than at amortized cost for surplus notes with an NAIC designation of 1 or 2. Surplus notes with an NAIC designation of 3-6 are reported at the lower of amortized cost or fair value; and

•

The majority of derivatives are carried at fair value on both a GAAP and NAIC SAP basis. However, unrealized gains and losses on derivatives are recognized in income for GAAP purposes and are recognized in surplus under NAIC SAP. The Company designates derivatives as hedges on a limited basis which results in unrealized gains and losses on those derivatives being recognized in income.

Use of Estimates

The preparation of the Company’s statutory-basis financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and annuity contracts, deferred income taxes, provision for income taxes, and OTTI of investments.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

Investments

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans, and derivatives. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize potential losses. For securities in an unrealized loss position, management has the positive intent and ability to hold the securities until recovery. All securities are accounted for as of the date the investments are purchased or sold (the trade date).

Bonds

Investments in bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) are stated at amortized cost using the scientific method. Where the NAIC designation of a bond has fallen to 6 and the fair value has fallen below amortized cost, the bond is stated at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, the NAIC appointed a third-party vendor for each security type to develop a revised NAIC designation methodology. The ratings for residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are determined by comparing the insurer’s carrying value divided by the remaining par value to price ranges provided by the third-party vendor corresponding to each NAIC designation. Comparisons are initially made to the model based on amortized cost. Where the resulting designation is NAIC 6 per the model, further comparison based on fair value is required, which in some cases, results in a higher final NAIC designation.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities - Revised (“SSAP No. 43R”) includes certain types of ABS and MBS securities that do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest-only securities, and those with SVO assigned NAIC designations. Interest income on bonds, MBS, and ABS is recognized when earned based upon estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 4.

Preferred Stocks

Preferred stocks are stated in accordance with guidance provided in SSAP No. 32R, Investments in Preferred Stock. Perpetual preferred stocks and mandatory convertible preferred stocks are reported at fair value not to exceed any currently effective call price. Redeemable preferred stocks are stated at amortized cost unless they have an NAIC designation of 4, 5, or 6. Redeemable preferred stocks with an NAIC designation of 4, 5, or 6 are stated at the lower of amortized cost or fair value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Common Stocks

Unaffiliated common stocks are stated at fair value, with changes in unrealized gains or losses credited or charged directly to unassigned surplus, net of tax. Affiliated common stocks are carried based on the underlying audited statutory equity of the investee for insurance subsidiaries and audited GAAP equity for non-insurance subsidiaries. The Company accounts for its investments in subsidiaries in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

Mortgage Loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or unrecognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus on the loan’s trade date. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method.

Mortgage loans, which primarily include first-lien commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and the Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on mortgage loans when the collection of contractually specified future cash flows is probable, in which case interest income is recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans and such mortgage loans are placed in a non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income. The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured. If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Real Estate

The Company invests in real estate properties which consist of multi-unit housing complexes. The Company’s real estate investments are held for the production of income, as defined within SSAP No. 40R, Real Estate Investments (“SSAP No. 40R”). In accordance with SSAP No. 40R, the Company carries its properties held for the production of income at cost less accumulated depreciation and encumbrances. During the years ended December 31, 2024 and 2023, the Company did not recognize any impairment loss on real estate investments and did not sell or classify any real estate investments as held for sale. The Company has not experienced changes to a plan of sale for any of its real estate investments, does not engage in retail land sale operations, and does not hold any real estate investments with participating mortgage loan features.

Receivable/Payable for Securities

The Company has entered into agreements to purchase or sell certain securities as of December 31, 2024 and 2023 that have not yet settled and are recorded as a receivable or payable at the purchase or sale price with gains or losses on sales recorded in the Company’s Statements of Operations.

Other Invested Assets

Other invested assets are primarily comprised of limited partnerships, limited liability companies, collateral loans, surplus notes, non-rated residual equity tranches, residential reverse mortgages, and low income housing tax credits (“LIHTCs”). Investments in limited partnerships and limited liability companies are stated based on the underlying audited GAAP equity of the investee in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies (“SSAP No. 48”). The Company’s share of undistributed earnings and losses of the investee are included in unrealized gains and losses of the Company. Distributions received from the investee are recognized in investment income when declared to the extent that they are not in excess of undistributed accumulated earnings attributable to the investee. Distributions declared in excess of undistributed accumulated earnings attributable to the investee reduce the carrying amount of the investments. Collateral loans are carried at unpaid principal balance. Surplus notes with an NAIC designation of 1 or 2 are carried at amortized cost, while surplus notes with an NAIC designation of 3 to 6 are carried at lower of amortized cost or fair value. Reverse mortgages are valued in accordance with the SSAP No. 39, Reverse Mortgages, which allows the Company to carry these securities at remaining principal balances. Income on reverse mortgages is recognized using the effective yield method based on the contractual interest rate and anticipated repayment of the mortgage. LIHTCs are accounted for in accordance with SSAP No. 93, Low Income Housing Tax Credit Property Investments.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

A summary of the Company’s collateral loans by qualifying investment collateral as of December 31, 2024 and 2023 is as follows:

	December 31, 2024			December 31, 2023
Collateral Type	Aggregate Collateral Loan	Admitted	Nonadmitted	Aggregate Collateral Loan	Admitted	Nonadmitted
Bonds	$575,852	$575,852	$—	$575,852	$575,852	$—
Joint ventures, partnerships, LLC	45,000	45,000	—	45,000	45,000	—

Total	$620,852	$620,852	$—	$620,852	$620,852	$—

Cash, Cash Equivalents, and Short-Term Investments

Cash, cash equivalents, and short-term investments are liquid assets. The Company’s cash equivalents primarily include commercial paper and money market instruments, which have an original term to maturity of less than three months. The carrying value for cash, cash equivalents, and short-term investments is stated at amortized cost, which approximates fair value, unless the investment’s NAIC designation is 6, in which case the asset is carried at the lower of amortized cost or market. Short-term investments, with the exception of money market instruments which are carried at fair value per SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments, include bonds with a term to maturity exceeding three months, but less than one year on the date of acquisition.

Contract Loans

Contract loans are carried at the amount of unpaid principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Derivatives

As part of the Company’s overall risk management strategy, the Company uses over-the-counter (“OTC”) and listed options, exchange-traded futures, currency forwards, currency swaps, interest rate swaps, and swaptions. Derivatives are accounted for in accordance with SSAP No. 86, Derivatives.

Interest rate swaps are employed for duration matching purposes, in replication transactions, and to hedge the guaranteed minimum living benefit offered in some of the Company’s variable annuity policies. Interest rate swaps are reported at fair value except those used in replication transactions which are reported at amortized cost. Changes in fair value are recorded as unrealized gains/losses within surplus.

The Company utilizes listed put and call options and exchange-traded futures on the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and other indices to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company’s variable annuities. These options are reported at fair value. Changes in fair value for options are recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company also purchases OTC and listed call options and exchange-traded futures on the S&P 500 Index and other indices to economically hedge its obligations under certain FIAs. The interest credited on these products is based on the changes in the indices. These instruments are purchased directly or through the Company’s wholly owned investment subsidiary, DL Investment Holdings 2016-1, LLC (“DLIH 2016-1”). Options purchased and held by the Company are reported at fair value with changes in fair value recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income. Income distributions from DLIH 2016-1 are reported as a component of net investment income.

The Company uses currency swaps and currency forwards to hedge against the risk of fluctuations in foreign currency exchange rates. Currency swaps and currency forwards are reported at fair value. Changes in fair value are recorded as unrealized gains/losses within surplus. Swaptions are utilized by the Company to hedge exposure to interest rate risk. At the trade date of a swaption, a premium is paid to the counterparty and recorded as an asset. At expiration, swaptions either cash settle for value, settle into an interest rate swap, or expire worthless. Swaptions are reported at fair value and changes in fair value are recorded in unrealized gains/losses within surplus.

Repurchase Agreements and Reverse Repurchase Agreements

The Company participates in repurchase agreements where the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities at a stated price on a specified date. The Company accounts for repurchase agreements as short-term borrowings reported as liabilities under payable for securities.

The Company also participates in reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities at a stated price on a specified date. The Company accounts for the amount paid for securities under the reverse repurchase agreements as short-term investments.

Net Investment Income and Accrued Investment Income

Investment income is recorded when earned. Dividends are recorded on the ex-dividend date.

Accrued investment income is comprised of accrued interest on bonds, preferred stock, short-term investments, mortgage loans, contract loans, other invested assets, and dividends declared but not yet received on common stock. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus in the Statutory Statements of Changes in Capital and Surplus, with the exception of mortgage loans. Accrued investment income on mortgage loans is recorded as investment income when such interest is deemed collectible, except for interest that is 180 days past due.

Investment Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification method. Realized capital losses also include valuation adjustments for impairments of bonds, mortgage loans, common and preferred stocks, and other investments that have experienced a decline in fair value that management considers to be “other-than-temporary.” In determining whether impairments are other-than-temporary, management considers the size of the excess of carrying value over fair value, the likelihood and expected timing of a recovery in value, the credit quality and financial condition of the issuer, management’s intent to sell when a decline is due to interest rates, and management’s intent and ability to hold the investment until maturity or a recovery in the investment’s fair value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

For loan-backed securities, the determination of OTTI is based on an estimate of the non-interest loss, which is recognized in the net realized capital losses in the Statutory Statements of Operations. To the extent the Company determines that a non-structured security, corporate bond, common stock, preferred stock, other invested asset, or mortgage loan is deemed to be other-than-temporarily impaired, the difference between the cost of the security and fair value is recorded as a realized loss and the carrying amount of the investment is written down to its estimated fair value through realized capital losses. In accordance with SSAP No. 43R, securities with OTTI are required to be written down to fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted future expected cash flows of the security discounted at the security’s original effective interest rate. Realized capital gains and losses as reported in the Statutory Statements of Operations are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest-rate related capital gains or losses.

Unrealized capital gains and losses include changes in the fair value of common stocks, interest rate swaps, currency swaps, currency forwards, certain bonds and preferred stocks, and change in the equity method share of the accumulated earnings of limited liability companies and partnerships and are reported net of any related changes in deferred taxes. Changes in unrealized capital gains and losses are reported in the Statutory Statements of Changes in Capital and Surplus.

Nonadmitted Assets

Under NAIC SAP, certain assets are designated as nonadmitted assets (e.g., affiliated common stocks of entities that are not audited, electronic data processing equipment, furniture and equipment, and a portion of accrued investment income). The Company had $44,757 and $45,659 in nonadmitted assets as of December 31, 2024 and 2023, respectively.

Policy Reserves and Liabilities for Deposit-Type Contracts

Policy reserves and liabilities consist of deposit-type contracts and life and annuity policy reserves.

Life and Annuity Policy Reserves

The reserves for life insurance policies and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions. Annuity reserves are calculated in accordance with the Commissioner’s Annuity Reserve Valuation Method and Actuarial Guidelines 33 and 35, as applicable.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. These liabilities include estimates of the expenses that will be incurred in connection with the payment of benefits. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Unpaid losses and claims adjustment expenses for health insurance contracts include an amount determined from individual case estimates and loss reports, if necessary. An amount based on past experience and current payment trends is estimated for losses incurred but not reported. Such liabilities are necessarily based on assumptions and estimates and, while management believes the amount is adequate, the ultimate liability may be in excess of or less than the amount provided. The methods for making such estimates and for establishing the resulting liabilities are continually reviewed and any adjustments are reflected in the period determined.

Deposit-Type Contracts

Liabilities for funding agreements, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

Contract Claims

The liability for policy and contract claims is based upon the estimated ultimate cost of settling the claims, using past experience adjusted for current trends, and any other factors that modify past experience.

Asset Valuation Reserve and Interest Maintenance Reserve

The Company is required to maintain an IMR and AVR. The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in interest rates. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold. Revisions to INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve were adopted with an effective date of August 13, 2023 to provide limited-time exception guidance to SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instruction for the reporting of net negative (disallowed) IMR. The revisions allow an insurer to admit negative IMR up to 10% of adjusted capital and surplus when its Risk-Based Capital (“RBC”) is greater than 300% after adjustment to remove admitted positive goodwill, electronic data processing equipment and operating system software, deferred tax assets (“DTAs”), and admitted IMR. As a result of these revisions, the Company reported $169,590 and $140,735 of admitted negative IMR within the Statutory Statement of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2024 and 2023, respectively. The Company also recognized $8,709 and $11,045 of negative IMR as an asset within the Company’s non-insulated Separate Account as of December 31, 2024 and 2023, respectively.

The Company’s calculated adjusted capital and surplus for purposes of determining negative IMR allowed to be admitted using information from the Company’s most recently filed statement with the Department was $2,263,012 and $2,195,524 as of December 31, 2024 and 2023, respectively. The General Account admitted negative IMR represented 7.5% and 6.4% of the Company’s General Account adjusted capital and surplus as of December 31, 2024 and 2023, respectively. The Separate Account negative IMR recognized as an asset represented 0.4% and 0.5% of the Company’s General Account adjusted capital and surplus as of December 31, 2024 and 2023, respectively.

Fixed income investments generating IMR losses comply with the Company’s documented investment or liability management policies. There were no temporary and transitory timing issues or events that caused IMR losses to not be reflective of reinvestment activities. Asset sales generating negative IMR were not compelled by liquidity pressures. The Company had derivative activity included in IMR as follows:

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	2024		2023
	Gains	Losses	Gains	Losses
General Account:
Unamortized fair value derivative gains & losses realized to IMR - prior period	$—	$57,564	$—	$61,185
Fair value derivative gains & losses realized to IMR - added in current period	—	—	—	1,350
Fair value derivative gains & losses amortized over current period	—	5,108	—	4,971
Unamortized fair value derivative gains & losses realized to IMR - current period total	—	52,456	—	57,564
Separate Account - Non-Insulated:
Unamortized fair value derivative gains & losses realized to IMR - prior period	$—	$23,875	$—	$26,825
Fair value derivative gains & losses realized to IMR - added in current period	—	—	—	—
Fair value derivative gains & losses amortized over current period	—	2,984	—	2,950
Unamortized fair value derivative gains & losses realized to IMR - current period total	—	20,891	—	23,875

The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory Statements of Changes in Capital and Surplus.

Income Taxes

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes (“SSAP No. 101”). Under the applicable asset and liability method for recording deferred income taxes, DTAs, net of any nonadmitted portion, and deferred tax liabilities (“DTLs”) are recognized for the future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. DTAs and DTLs are measured using the enacted tax rates on which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged or credited directly to surplus. Gross DTAs are first reduced by a statutory valuation allowance, if deemed appropriate. The Company then determines the admissibility of the remaining net DTAs, after valuation allowance, subject to admissibility limitations set forth in NAIC SAP.

Reinsurance

Certain of the Company’s individual life insurance, annuity, and group insurance policies are reinsured on a coinsurance and funds held coinsurance basis with both affiliated and unaffiliated companies using indemnity reinsurance agreements. The Company accounts for funds held under coinsurance in accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61R”). The amounts withheld by the Company under these arrangements are recorded as liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.

Reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Amounts recoverable and payable under reinsurance agreements include amounts recoverable or due related to net settlements with assumed, ceded, and retroceded activity.

The following accounting applies to coinsurance arrangements with funds withheld:

Ceding Entity

Premiums paid or payable to the reinsurer reduce premium income. Policy benefit payments paid by the reinsurer reduce reported policy benefits. Expense allowances paid by the reinsurer are reported separately in the Statutory Statements of Operations as they are incurred. A net reduction to policy reserves is taken for the portion of the obligation assumed by the reinsurer. Any funds withheld by the ceding entity are recorded as a separate liability.

Assuming Entity

Premiums received or receivable by the reinsurer increase premium income. Policy benefit payments paid by the reinsurer increase the reported policy benefits. Expense allowances paid by the reinsurer are reported separately in the Statutory Statements of Operations when payable. The reinsurer records its share of the statutory policy reserves attributable to the business identified in the reinsurance agreement. Any funds withheld by the ceding entity are recorded as a separate asset by the assuming entity. Non-IMR gains and losses are recorded through net investment income by the assuming entity.

Separate Accounts

The assets and liabilities of the separate accounts shown in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus are reported at fair value or, if there is no readily available market, in accordance with the valuation procedures in the applicable contract. These represent funds that are segregated and maintained for the benefit of separate account contract holders.

Premiums and Annuity Considerations

Annuity considerations are recognized as revenue when received. Premiums for traditional life insurance products are recognized as revenue when due and are recognized over the premium-paying period of the related policies. Considerations for deposit-type contracts, which do not have any life contingencies, are recorded directly to the related liability.

Assets Transferred on Coinsurance

Effective December 31, 2023, the Company entered into a reinsurance agreement with its wholly owned subsidiary, Delaware Life and Annuity Company (“DLAC”), to cede a block of multi-year guaranteed annuity (“MYGA”) contracts on a coinsurance basis. Effective December 1, 2024, the Company amended and restated its coinsurance agreement with Delaware Life Reinsurance (Barbados) Corp. (“Barbco”), a former affiliate, which, in part, resulted in additional corporate-owned life insurance (“COLI”) policies being ceded by the Company. Refer to Note 10 for additional information on these agreements.

The assets transferred by the Company under these agreements were recorded as a reduction to income in the Statutory Statements of Operations.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Commissions and Expense Allowances

Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred in accordance with SSAP No. 71, Policy Acquisition Costs and Commissions.

Expense (Income) Under Hedging Program With Affiliate

In accordance with the terms of the Hedging Program Agreement between the Company and DLIH 2016-1, the Company pays a service fee that is settled in conjunction with a liability option impact.

Settlements related to this agreement are recorded as an increase or decrease to expenses in the Statutory Statements of Operations.

Correction of Errors

During 2024, the Company discovered an error related to an incorrect assumption, which impacted the calculation of certain reserves supporting variable annuities. The error resulted in aggregate reserves for life policies being overstated in prior periods. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $14,637.

During 2024, the Company discovered an error related to the application of cash on certain investment transactions. The error resulted in receivables for securities being understated in prior periods. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $10,002.

During 2023, the Company discovered an error related to a reinsurance agreement with Barbco under which the Company ceded risks associated with certain of the Company’s in-force corporate-owned variable universal life insurance and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-held basis. The error resulted in other amounts receivable under reinsurance and miscellaneous income being understated as of the year-ended December 31, 2022. This error has been corrected and recorded, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $3,780.

During 2022, the Company discovered an error related to the calculation of investment income on certain bond investments, which resulted in accrued investment income and net investment income being understated. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $36,786.

During 2022, the Company discovered an error related to the carrying value of certain other invested assets whereby certain of these assets were not carried at the lower of cost or fair value, resulting in other invested assets and the asset valuation reserve being overstated. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $(3,612).

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

3.	Related Party Transactions

Investments in Affiliates and Related Parties

The Company has significant transactions with and investments in affiliates and other related parties. The purpose of these investments is to generate investment returns in line with the Company’s overall investment strategy. All investments in affiliated entities and related parties are valued in accordance with the accounting policies described in Note 2 unless otherwise noted below.

At December 31, 2024 and 2023, the Company held investments in affiliates and other related parties, excluding investments in subsidiaries, as follows:

	Carrying Value December 31,
	2024	2023
Cash Equivalent	$—	$186,000
Short-Term Investments	1,065,373	557,833
Bonds	351,271	343,021
Preferred Stocks	246,274	241,130
Other Invested Assets (a)	61,741	61,741

Total	$1,724,659	$1,389,725

(a)	The totals for other invested assets include a $16,741 non-admitted investment in both 2024 and 2023.

As of December 31, 2023, the Company held a cash equivalent of $60,000 relating to amounts borrowed by Clear Spring Health Insurance Company (“CSHIC”), an affiliate, in the form of a demand promissory note. During 2024, CSHIC borrowed an additional $542,041 from the Company and made repayments of $320,000. As of December 31, 2024, the Company holds a short-term investment of $282,041, which reflects the outstanding balance of the demand promissory note.

Short-term investments in affiliates primarily relate to investments in Wright STF III, LLC (“Wright”). During 2024, the Company had $570,000 of acquisitions of short-term investments/cash equivalents in Wright, offset by $530,500 of proceeds from sales/maturities which increased the prior year balance of affiliated short-term investments of $530,500 to $570,000 as of December 31, 2024. During 2023, the Company had $530,500 of acquisitions of short-term investments/cash equivalents in Wright, offset by $532,500 of proceeds from sales/maturities which decreased the prior year balance of affiliated short-term investments of $532,000 to $530,500 as of December 31, 2023. The Company recorded $37,759, $22,029, and $6,400 of investment income related to these investments during 2024, 2023, and 2022, respectively.

DL Investment Holdings 2015-1, LLC (“DLIH 2015-1”) is an affiliated investment holding company with both common and preferred units. The Company owns all 255,000 issued and outstanding Series A Preferred Units (the “Preferred Units”) with a par value of $255,000. The Preferred Units are non-voting member units that entitle the Company to a 6% yield that compounds quarterly with distributions that take priority over common unit distributions. As of December 31, 2024 and 2023, the carrying value of the Preferred Units was $246,274 and $241,130, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company’s investment in subsidiaries is comprised of the Company’s investments in Delaware Life Reinsurance (U.S.) Corp. (“DLOK”), DL Reinsurance Company (“DLRC”), DLAC, and Clarendon Insurance Agency, Inc (“Clarendon”). During 2023, the Company sold its former wholly-owned subsidiary, Delaware Life Insurance Company of New York (“DLNY”), to Nassau Financial Group, L.P. The cash proceeds of the sale were $184,859 and the Company’s surplus increased by $18,525 as a result of the sale due to a $28,081 realized gain partially offset by the reversal of cumulative unrealized gains of $9,556. As of December 31, 2024 and 2023, the Company’s investment in DLOK was fully nonadmitted.

The Company’s investments in subsidiaries reflected in common stock as of December 31, 2024 and 2023 were as follows:

	Carrying Value as of December 31,
Entity	2024	2023
Clarendon	$1,500	$1,454
DLRC	4,385	4,066
DLAC	26,686	16,029

Total	$32,571	$21,549

The Company owns controlling membership interests in the following limited liability companies, which are carried as other invested assets: Clear Spring PC Holdings, LLC (“CSPCH”); Ellendale Insurance Agency, LLC (“Ellendale”); DLIH 2016-1; and DL Investment Holdings 2016-2, LLC (“DLIH 2016-2”). The Company’s share of losses of one such entity, Ellendale, exceeds the investment value. Therefore, in accordance with SSAP No. 48, the Company has ceased equity method accounting and nonadmitted this investment.

In February 2022, the Company sold its wholly owned non-insurance holding company, Clear Spring Health Holdings, LLC (“CSHH”), to DLSH. The proceeds of the sale were $195,300 and the Company’s surplus increased by $151,789 as a result of the sale due to the reversal of cumulative unrealized losses of $143,892 and a $7,898 realized gain.

The Company’s investments in subsidiaries reflected in other invested assets as of December 31, 2024 and 2023 were as follows:

	Carrying Value as of December 31,
Entity	2024	2023
DLIH 2016-1	$220,084	$202,024
DLIH 2016-2	49,858	33,292
CSPCH	232,001	232,705

Total	$501,943	$468,021

In addition to the investments in affiliates and related parties included in the tables above, the Company held investments for which a related party was a beneficial owner totaling $367,758 and $217,758 as of December 31, 2024 and 2023, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

During 2024 and 2023, the Company made the following capital contributions to subsidiaries:

Entity	2024	2023
DLIH 2016-2	$7,434	$100
DLIH 2016-1	—	150,000
DLAC	7,000	23,000
Clarendon	50	—

Goodwill

The Company carries goodwill in the investment value of subsidiaries related to direct statutory purchases and indirect purchases of downstream insurance subsidiaries by noninsurance holding company subsidiaries. Admitted goodwill is limited to 10% of adjusted capital and surplus under SSAP No. 68.

On December 30, 2020, the Company purchased 200 units of its 80% owned subsidiary, CSPCH, representing the 20% minority interest previously held by a third party. Clear Spring Property and Casualty Company (“CSP&C”) is an indirect wholly-owned subsidiary of CSPCH. The goodwill related to this purchase is shown in the table below. Additional goodwill from the original purchase of CSP&C by downstream non-insurance holding companies is not shown in the table below but is embedded in the Company’s investment value of CSPCH.

On April 1, 2019, the Company acquired Clear Spring Casualty Insurance Company (“CSCIC”), formerly known as Lackawanna Casualty Company, a workers’ compensation insurance company, and its subsidiaries, Clear Spring American Insurance Company (“CSAIC”), formerly known as Lackawanna American Insurance Company, and Clear Spring National Insurance Company (“CSNIC”), formerly known as Lackawanna National Insurance Company. On December 30, 2021, the Company contributed its direct investment in CSCIC to CSPCH at the statutory value of CSCIC. CSPCH subsequently contributed CSCIC at its statutory value to CSP&C through a wholly-owned intermediary non-insurance holding company. As such, the goodwill reported in the table below for CSCIC is reflected in the Company’s book value of CSPCH as of December 31, 2024, in addition to the goodwill noted above.

The transactions described above were each accounted for as a statutory purchase by the Company and are reported in the table below. Indirect goodwill derived from the purchase of CSP&C by CSPCH is not considered a statutory purchase by the Company and is excluded from the table below. Total goodwill related to CSPCH and CSP&C from all sources reflected in the book value of CSPCH as of December 31, 2024 was $29,794, representing 12.8% of the total book value, and is inclusive of $948 of indirect goodwill referenced above. A summary of the Company’s goodwill related to statutory purchases is as follows:

Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
CSCIC/CSPCH*	4/1/2019	$171,728	$61,162	$61,162	$25,994	$6,116	$232,001	11.2%
CSPCH	12/30/2020	$12,200	$8,553	$8,553	$2,851	$1,426	$232,001	1.2%

*	Unamortized goodwill from the Company’s statutory purchase of CSCIC is shown in the table above as a percentage of the book value of CSPCH.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Capital Transactions

Refer to Note 17 for disclosure of dividends paid by the Company and capital contributions received by the Company.

During 2024, 2023, and 2022, the Company recognized the following dividends and distributions from subsidiaries:

Date	Entity	Amount	Form	Asset Description
December 22, 2023	DLIH 2016-1	$75,000	Return of capital	Cash
May 18, 2022	DLNY	54,026	Dividend	Cash
December 12, 2022	DLNY	200,000	Extraordinary dividend (a)	Cash

(a)	In accordance with SSAP No. 72, Surplus and Quasi-Reorganizations, $900 was recognized as dividend income and $199,100 was recognized as a return of capital.

In addition to the above distributions, on December 31, 2024, December 30, 2023, and December 30, 2022 the Company accrued $15,735, $15,604, and $15,604, respectively, of preferred dividends from DLIH 2015-1. The 2024 accrued distribution was subsequently received in cash by the Company on January 2, 2025. The 2023 accrued distribution was subsequently received in cash by the Company on January 5, 2024, and the 2022 accrued distribution was declared by DLIH 2015-1 and received by the Company on the same day.

Debt and Surplus Note Transactions

During 2023, Group 1001 Finance Company, LLC (“Group 1001 Finance”), an affiliate, purchased $189,699 of interests in the Company’s surplus notes that were previously issued by the Company to an unrelated party. Refer to Note 17 for additional details.

The Company entered into a $200,000 bilateral loan agreement with its affiliate, Clear Spring Life and Annuity Company (“CSLAC”), dated June 1, 2022. The initial terms of the agreement provided for an interest rate at LIBOR plus 1.15%. During 2023, the interest rate was amended to be stated at the Secured Overnight Financing Rate (“SOFR”) plus 1.21%. The repayment of principal and interest is due on demand. During 2024, the Company borrowed $100,000 under the agreement, and repaid the full amount borrowed. In November 2024, CSLAC made a draw relating to this agreement totaling $100,000, and fully repaid the amount borrowed within the same month. During 2023, CSLAC borrowed $115,000 under the agreement, and repaid the full amount borrowed. The Company had $0 due to or from CSLAC under the bilateral loan agreement as of December 31, 2024 and 2023.

The Company entered into a $100,000 bilateral loan agreement with DLIH 2016-1 dated March 31, 2021. In 2022, the bilateral loan agreement was increased to $200,000. The initial terms of the agreement provided for an interest rate at LIBOR plus 1.15%. During 2023, the interest rate was amended to be stated at SOFR plus 1.21%. The repayment of principal and interest is due on demand. During 2024, the Company made draws relating to this agreement totaling $293,000 and made repayments of $257,000 to DLIH 2016-1. The Company had $88,000 and $52,000 due to DLIH 2016-1 recorded within payable to parent, subsidiaries, and affiliates on its Balance Sheets as of December 31, 2024 and 2023, respectively, under this agreement.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company entered into a $18,000 bilateral loan agreement with CSP&C dated September 14, 2022, as amended and restated effective June 11, 2023, with interest at SOFR plus 1.21%. This agreement was further amended on April 24, 2024 to include CSCIC, CSAIC, and CSCIC (together with CSP&C, the “P&C Companies”), as participants in the agreement. As a result of this amendment, the maximum principal amount permitted to be borrowed under the agreement was amended to be the lesser of 3% of each of the P&C Companies’ admitted assets or 25% of each of the P&C Companies’ total capital and surplus as of December 31 of the preceding year. In December 2024, CSP&C made a draw of $19,754 and subsequently repaid the balance in full. As of December 31, 2024, there was no outstanding amount owed under this agreement. There was no activity under this agreement during 2023.

In November 2020, R.V.I. Guaranty Co., Ltd. (“RVI”), an affiliate, entered into a $20,000 revolving loan note (the “RVI Note”) with the Company. The initial terms of the note provided for an interest rate at LIBOR plus 150 basis points. During 2023, the interest rate was amended to be stated at SOFR plus 1.21%. There were no amounts outstanding under the RVI Note as of December 31, 2024 and 2023.

Agreements and Other Transactions with Affiliates and Related Parties

The Company has entered into various affiliate and related-party agreements. The following agreements had material transactions during the years ended December 31, 2024, 2023 and 2022:

The Company has an administrative services agreement with Clarendon pursuant to which the Company provides services and facilities in connection with Clarendon’s business of supporting the wholesale distribution of the Company’s variable insurance and annuity products. The Company also has a distributor and principal underwriter agreement dated April 1, 2002 with Clarendon, pursuant to which Clarendon serves as distributor and principal underwriter for all variable insurance and annuity products issued by the Company. There were equal and offsetting amounts incurred under these two agreements.

A federal tax allocation agreement has been implemented with Group 1001, Inc. as the common parent of an affiliated group of companies as described in Note 16.

The Company has a services and resource sharing agreement between the Company and Group 1001 Resources, LLC (“G1001 Resources”), pursuant to which G1001 Resources provides certain services and resources to the Company, including personnel for finance, legal, compliance, human resources, administrative, information technology, and other operational support functions. Gross amounts allocated under this agreement amounted to $118,791, $81,905, and $84,900 for the years ended December 31, 2024, 2023, and 2022, respectively.

Effective January 1, 2019, the Company had an Amended and Restated Master Agency Agreement (the “First Amended Agreement”) between the Company and Delaware Life Marketing, LLC (“DLM”). On September 1, 2021, the First Amended Agreement was superseded by the Second Amended and Restated Master Agency Agreement (“Second Amended Agreement”) executed between the Company and DLM. Pursuant to the Second Amended Agreement, the Company makes heaped commission payments to DLM. These heaped commission payments are expensed as incurred. At least annually, and in accordance with the Second Amended Agreement, the Company reviews the agreement for compliance with agreed-upon limits. As a result of this analysis, commission expense was reduced by $132,275, $130,835, and $0, for December 31, 2024, 2023, and 2022, respectively. As of December 31, 2024, 2023, and 2022, DLM owed $9,621, $130,835, and $0, respectively, to the Company. Under the Second Amended Agreement, the Company incurred commission expenses, net of refunds, of $144,385, $57,832, and $109,716 for the years ended December 31, 2024 and 2023, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Under the Second Amended Agreement with DLM, the Company also began paying marketing fees as an allowance for advertising, marketing, bonuses, and other expenses related to the promotion and sales of certain products of the Company, and these fees totaled $60,000 each year for the years ended December 31, 2024, 2023, and 2022. Other fees paid for services by the Company to DLM totaled $29,359, $25,568, and $22,854 for the years ended December 31, 2024, 2023, and 2022, respectively.

The Company has a services agreement with Insurance Management Services, LLC (“IMS”), formerly known as Guggenheim Insurance Services, LLC, whereby IMS provides certain advisory and other services to the Company. Expenses incurred under this agreement amounted to $30,000 each year for the years ended December 31, 2024, 2023, and 2022.

The Company and DLIH 2016-1 initiated a hedging program arrangement in 2019 whereby DLIH 2016-1 engages in certain hedging activities related to the Company’s FIA contracts. Under this arrangement, the Company routinely transfers new FIA equity options to DLIH 2016-1 at fair value and processes settlements on behalf of DLIH 2016-1. All economic rights and responsibilities of the equity options transferred belong to DLIH 2016-1. DLIH 2016-1 purchases equity futures and manages both the options and futures to more efficiently monitor the hedging risks associated with the Company’s FIA products.

Effective October 1, 2023, the Company entered into a second Hedging Program Agreement with DLIH 2016-1. Under this agreement, the Company pays DLIH 2016-1 a service fee that is settled in conjunction with a liability option impact. The net impact of service fees and the liability option impact was $102,082 and $49,423, recorded as income in the Company’s Statutory Statements of Operations, during 2024 and 2023, respectively. During 2024, the Company received cash of $190,140 and paid cash of $60,115 in settlement of current year invoices related to this agreement. In January 2024, the Company received cash of $49,423 in settlement of the prior year receivable related to this agreement. As of December 31, 2024, the Company had a payable to DLIH 2016-1 of $27,943. During 2023, there were no cash settlements related to this agreement, and as of December 31, 2023, the Company had a receivable from DLIH 2016-1 of $49,423.

Effective January 1, 2022, the Company entered into a licensing agreement with Group 1001 IP Solutions, LLC (formerly, Group 1001 Innovation Solutions, LLC) to support the administration of information technology assets and vendor relationships of the Company. Expenses incurred under this agreement were $54,682, $38,302, and $14,394 for the years ended December 31, 2024, 2023, and 2022, respectively.

The Company had $23,798 and $135,781 due from affiliates, $1,433 and $7,679 due to affiliates, and $8,515 and $8,525 included in general expenses due or accrued to other related parties as of December 31, 2024 and 2023, respectively, under the terms of various management and services contracts which provide for cash settlements on a quarterly or more frequent basis.

The Company has an amended and restated investment management agreement with Guggenheim Partners Investment Management, LLC (“GPIM”), whereby GPIM provides investment management services for certain of the Company’s investments. GPIM managed $169,241 and $201,335 of the Company’s investments with related parties as of December 31, 2024 and 2023.

During 2024, the Company sold securities with a book value of $16,266 to DLAC at fair market value. The Company received cash proceeds of $16,266 and recognized no gain or loss on the sale. The fair value of the assets acquired was determined in accordance with the Company’s and DLAC’s established asset pricing methodologies.

During 2024, the Company purchased securities with a book value of $813 from GLIC at fair market value. The Company paid cash of $798 for these purchases. Additionally, during 2024, the Company sold securities with a book value of $172,896 to GLIC at fair market value. The Company received cash proceeds of $172,896 and recognized no gain or loss on the sale.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

During 2024, the Company purchased securities with a book value of $232,753 and accrued interest of $2,390 from CSLAC at fair market value. The Company paid cash of $235,143 for these purchases. Additionally, during 2024, the Company sold one security with a book value of $24,936 and no accrued interest to CSLAC at fair market value. The Company received cash proceeds of $24,936 and recognized no gain or loss on the sale. During 2023, the Company purchased securities with a book value of $313,574 and accrued interest of $2,751 from CSLAC at fair market value. The Company paid cash of $315,884 for these purchases. Additionally, during 2023, the Company sold securities with a book value of $95,557 and accrued interest of $504 to CSLAC at fair market value. The Company received cash proceeds of $92,314 and recognized a loss of $3,747 on the sale. The fair value of the assets acquired and sold was determined in accordance with the Company’s and CSLAC’s established asset pricing methodologies.

During 2024, the Company purchased securities with a book value of $176,273 and accrued interest of $749 from Barbco at fair market value. The Company paid cash of $177,022 for these purchases.

Reinsurance Agreements

The Company has reinsurance agreements with certain subsidiaries and affiliates. Refer to Note 10 for disclosures related to these agreements.

Guarantees and Commitments

Pursuant to an agreement effective January 20, 2017, the Company guarantees punctual payment to Merrill Lynch Professional Clearing Corp. (“ML Pro”) and certain affiliates of ML Pro (collectively, the “Guaranteed Parties”) by certain subsidiaries of the Company that may be added to the guaranty (collectively, the “ML Customers”), in connection with accounts the ML Customers have with the Guaranteed Parties. The obligations of the Company under the guaranty agreement are limited to $300,000. There was no liability accrued for this guaranty at December 31, 2024 and 2023.

In 2018, CSP&C entered into a lease agreement for an office in Boca Raton, Florida that expires in March 2026. The Company is a guarantor of the lease which has future minimum lease commitments of approximately $593 as of December 31, 2024.

In 2022, an affiliate, PSA Realty Company (“PSA”), entered into a lease agreement for an office in Ft. Lauderdale, Florida with a termination date of April 30, 2030 and two agreements for office spaces in Waltham, Massachusetts with termination dates of October 31, 2029 and October 31, 2030, respectively, for which the Company is the guarantor. Future minimum lease payments for these three agreements totaled $14,075 as of December 31, 2024.

In 2020, the Company authorized a wholly-owned subsidiary, DLIH 2016-2, to enter into a Société Générale credit facility (the “SG Facility”) with a maximum borrowing amount of $225,000 as part of its investment program. On October 8, 2024, the SG Facility was amended and restated to increase the maximum borrowing amount to $350,000. Pursuant to the SG Facility, the Company is required to pledge collateral to support borrowings. The pledged collateral secures obligations of a non-recourse guarantee by the Company, which is limited to the pledge of collateral assets. The Company may be required to make equity capital contributions to DLIH 2016-2 from time to time. As of December 31, 2024 and 2023, DLIH 2016-2 had borrowed $230,630 and $163,820, respectively, under the SG Facility.

During 2024, the Company provided an unconditional financial guaranty to DLAC (the “ME Guaranty”) as a condition of licensure for DLAC to write business in the State of Maine. The ME Guaranty would obligate the Company to contribute capital if DLAC fails to maintain capital and surplus at a level no less than the greater of the regulatory action level risk-based capital or the minimum requirements for capital and surplus each in the amount of $1,500.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Effective April 25, 2024, the Company guarantees certain of CSHIC’s obligations to Bank of America, N.A. (“BANA”) in connection with a 2023 receivables purchase transaction entered into between CSHIC and BANA related to receivables owing to CSHIC by the Centers for Medicare & Medicaid Services, a federal agency of the United States of America (“CMS”). The obligations of the Company are limited to the outstanding obligations of CSHIC to BANA, which totaled $29,200 as of December 31, 2024. There was no liability accrued for this guaranty at December 31, 2024.

Effective December 10, 2024, the Company guarantees certain of CSHIC’s obligations to BANA in connection with a 2024 receivables purchase transaction entered into between CSHIC and BANA related to receivables owing to CSHIC by CMS. The obligations of the Company are limited to the outstanding obligations of CSHIC to BANA, which totaled $151,032 as of December 31, 2024. There was no liability accrued for this guaranty at December 31, 2024.

As a requirement under a Master Receivables Purchase Agreement (the “RPA”) between CSHIC and Société Générale Factoring S.A. (“SGF”) dated October 4, 2021, the Company guarantees the performance and observance of all obligations and covenants by CSHIC. Under the RPA, CSHIC proposes the sale of certain eligible receivables for purchase by SGF at a discounted rate. CSHIC is required to repurchase any ineligible receivables sold to SGF. The guarantee would require payment by the Company if CSHIC was unable to repurchase any ineligible receivables sold. Effective November 14, 2024, the RPA was terminated.

The Company is a co-borrower under a short-term money market facility (the “STMM Facility”) with Société Générale, acting through its New York Branch (“SocGen”). The Company and CSHIC were co-borrowers under the STMM Facility until August 23, 2022. At that time, as part of a corporate financing strategy, Group 1001 Finance was added via an amendment (the “Amended STMM Facility”) to the original STMM Facility. As part of the strategy, CSHIC was removed as a borrower and no longer has the ability to directly borrow from the Amended STMM Facility or incur any liability related to the Amended STMM Facility. Group 1001 Finance, as borrower, has authority to borrow up to $350,000 to be used for general corporate purposes. Group 1001 Finance and the Company have a reimbursement agreement in place, whereby Group 1001 Finance will reimburse the Company in the event that the Company makes any payment in support of Group 1001 Finance under the Amended STMM Facility. In addition, Group 1001 Finance will pay the Company a support fee calculated based on the average daily balance of Group 1001 Finance borrowings under the Amended STMM Facility.

Effective February 24, 2022, a support and reimbursement agreement was executed between the Company and CSHH, whereby a market based fee is paid to the Company to compensate it for the guarantees provided by the Company. This agreement remains in effect after the sale of CSHH to DLSH.

In September 2022, the Company’s board of directors extended the Company’s commitment to contribute capital to CSP&C in an amount necessary to keep CSP&C’s Authorized Control Level (“ACL”) Risk-Based Capital (“RBC”) Ratio from falling below 325% for all reporting periods through December 31, 2026.

In July 2023, the Company’s board of directors approved a capital support commitment to maintain DLAC’s capital at a minimum of 350% of its Company Action Level (“CAL”) RBC. The commitment is valid through the filing of DLAC’s December 31, 2027 statutory financial statements.

In May 2024, as a condition of DLAC’s licensure in the State of New Jersey, the Company’s board of directors approved a capital and support commitment to maintain DLAC’s capital at an amount at least equal to $1,000 and surplus at an amount at least equal to $4,000.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

In July 2024, the Company entered into a Capital Maintenance Agreement as a condition of DLAC’s licensure in the State of Rhode Island (the “RI Agreement”). If at any time DLAC’s total adjusted capital shown on its annual statement falls below an RBC level of 350%, the RI Agreement requires DLIC to provide the necessary capital to raise DLAC’s RBC to at least 350% within 30 days of the filing of DLAC’s annual statement.

In July 2024, the Company entered into a Capital Maintenance Agreement as a condition of DLAC’s licensure in the Commonwealth of Virginia (the “VA Agreement”). If at any time DLAC’s total adjusted capital shown in its financial statements falls below an ACL RBC level of 300%, the VA Agreement requires the Company to provide DLAC with the necessary additional capital to raise its ACL RBC level to at least 300% within 30 days of the filing of the statement upon which the measurement has been made.

4.	Bonds and Equity Investments

The carrying value and fair value of investments in bonds and equity securities as of December 31, 2024 and 2023 are as follows:

	December 31, 2024
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds:
U.S. Governments	$508,975	$1,191	$(13,641)	$496,525
All Other Governments	19,527	392	(2,237)	17,682
States, Territories and Possessions (Direct and Guaranteed)	114	—	(5)	109
U.S. Political Subdivisions of States, Territories and Possessions (Direct and Guaranteed)	31,260	14	(5,835)	25,439
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,322,160	24,671	(94,495)	1,252,336
Industrial and Miscellaneous (Unaffiliated)	19,760,267	94,496	(830,183)	19,024,580
Hybrid Securities	186,348	198	(7,244)	179,302
Parents, Subsidiaries and Affiliates	343,021	—	(18,264)	324,757
SVO Identified Exchange Traded Funds	2,216	—	(631)	1,585
Unaffiliated Bank Loans	8,596	296	—	8,892

Total Bonds	$22,182,484	$121,258	$(972,535)	$21,331,207

Preferred Stocks	$729,639	$50,201	$(3,307)	$776,533

	December 31, 2024
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common Stocks (Unaffiliated) (a)	$167,479	$1,292	$(5,138)	$163,633

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	December 31, 2023
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds:
U.S. Governments	$655,852	$931	$(21,543)	$635,240
All Other Governments	17,200	453	(1,887)	15,766
States, Territories and Possessions (Direct and Guaranteed)	546	—	(52)	494
U.S. Political Subdivisions of States, Territories and Possessions (Direct and Guaranteed)	23,618	27	(5,214)	18,431
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,102,480	25,953	(93,049)	1,035,384
Industrial and Miscellaneous (Unaffiliated)	15,836,658	64,204	(992,758)	14,908,104
Hybrid Securities	153,270	—	(11,592)	141,678
Parents, Subsidiaries and Affiliates	343,021	—	(17,499)	325,522
SVO Identified Exchange Traded Funds	1,815	—	(216)	1,599

Total Bonds	$18,134,460	$91,568	$(1,143,810)	$17,082,218

Preferred Stocks	$802,140	$7,322	$(10,220)	$799,242

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common Stocks (Unaffiliated) (a)	$143,693	$1,131	$(3,934)	$140,890

(a)	Excludes affiliated common stock with an equity method carrying value of $32,571 and $21,549 as of December 31, 2024 and 2023, respectively.

Expected maturities differ from contractual maturities for corporate bonds because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities (“ABS”) are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments. The carrying value and fair value of bonds, including those that are classified as short-term investments, other than ABS and MBS, as of December 31, 2024 by contractual maturity are as follows:

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	December 31, 2024
	Carrying Value	Estimated Fair Value
Due in one year or less	$1,047,005	$1,036,772
Due after one year through five years	4,516,114	4,449,710
Due after five years through ten years	5,371,788	5,179,537
Due after ten years through twenty years	1,630,389	1,410,071
Due after twenty years	2,186,691	1,882,733
SVO identified exchange traded funds	2,216	1,585

Total before mortgage and other asset-backed securities	14,754,203	13,960,408

Mortgage and other asset-backed securities	7,551,457	7,494,002

Total	$22,305,660	$21,454,410

The table above includes short-term bonds, which are classified as short-term investments, with a carrying value and fair value of $123,176 and $123,203, respectively, at December 31, 2024.

Investment-grade bonds were 95.3% and 95.9% of the Company’s total bonds as of December 31, 2024 and 2023, respectively.

Exposure to any single issuer is less than 10% of net admitted assets.

Other-than-temporary Impairment

The Company recognizes and measures OTTI for loan-backed and structured securities (“LBSS”) in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a LBSS is less than its amortized cost basis at the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows, discounted at the effective interest rate implicit in the security.

If the Company intends to sell the LBSS, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized is the difference between the amortized cost basis and the fair value of the security. In accordance with SSAP No. 43R, the amount of OTTI that is non-interest related shall be recorded through the AVR, and the amount of the OTTI that is interest related shall be recorded through the IMR.

If the Company does not intend to sell the LBSS, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process and performs cash-flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information, such as delinquency rates and loan-to-value ratios.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

There was $0, $73, and $0 in OTTI recorded in 2024, 2023, and 2022 on LBSS held as of December 31, 2024, 2023, and 2022, respectively, pursuant to SSAP No. 43R.

If the fair value of a bond, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the Statements of Admitted Assets, Liabilities and Capital and Surplus date, the Company assesses whether the impairment is an OTTI. An OTTI has occurred when it is probable that all amounts due according to the contractual terms will not be collected or when a decision to sell the bond at an amount below its carrying value has been made. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

The Company performs quarterly procedures in determining whether a security is other-than-temporarily impaired. The process involves a screening of all securities with a fair value less than the amortized cost basis. As part of this screening, the Company also incorporates a monitor and watch list maintained by investment managers. Inclusion in this list may be driven by heightened risk of particular sectors driven by macro events or credit events on individual issuers or particular investments, such as a ratings downgrade. Based on the evidence, securities identified may be subject to further review to evaluate issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector. Upon completion of this screening process, the relevant information is provided to the Company’s Asset Valuation Committee, which is composed of investment and finance professionals, to exercise judgment and conclude on whether there is an OTTI.

Should it be determined that a security is other-than-temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. A summary of impairments incurred by the Company for the years ended December 31, 2024, 2023, and 2022 is as follows:

	For the years ended December 31
	2024	2023	2022
Bonds (Including those subject to SSAP No. 43R)	$47,371	$2,217	$6,600
Residual equity tranches	4,944	25,110	—
Equity interests	—	8,250	—

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater-than-expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The following tables analyze the Company’s investment positions with unrealized losses, segmented by type of security and period of continuous unrealized loss, as of December 31, 2024 and 2023:

	2024
	Less than 12 months			12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	17	$97,872	$(2,491)	19	$199,778	$(21,265)	36	$297,650	$(23,756)
All Other Governments	3	2,913	(74)	7	6,449	(2,161)	10	9,362	(2,235)
U.S. States, Territories and Possessions (Direct and Guaranteed)	—	—	—	1	109	(5)	1	109	(5)
U.S. Political Subdivisions of States, Territories and Possessions	6	7,408	(101)	40	17,696	(5,734)	46	25,104	(5,835)
U.S. Special Revenue and Special Assessment Obligations	55	170,844	(2,089)	338	584,679	(82,155)	393	755,523	(84,244)
Industrial and Miscellaneous (Unaffiliated)	557	2,795,362	(82,831)	1,065	6,947,049	(748,152)	1,622	9,742,411	(830,983)
Hybrid Securities	5	42,192	(665)	31	56,281	(6,579)	36	98,473	(7,244)
Parent, Subsidiaries and Affiliates	—	—	—	2	259,398	(17,602)	2	259,398	(17,602)
SVO Identified Exchange Traded Funds	3	1,585	(631)	—	—	—	3	1,585	(631)

Total Bonds	646	$3,118,176	$(88,882)	1,503	$8,071,439	$(883,653)	2,149	$11,189,615	$(972,535)

Preferred Stocks	4	$5,771	$(1,841)	2	$87,042	$(1,466)	6	$92,813	$(3,307)

Common Stocks (Unaffiliated)	3	$5,930	$(64)	2	$14,972	$(5,074)	5	$20,902	$(5,138)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	2023
	Less than 12 months			12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	13	$146,600	$(738)	22	$360,065	$(20,805)	35	$506,665	$(21,543)
All Other Governments	3	2,977	(8)	8	6,842	(1,879)	11	9,819	(1,887)
U.S. States, Territories and Possessions (Direct and Guaranteed)	—	—	—	2	494	(52)	2	494	(52)
U.S. Political Subdivisions of States, Territories and Possessions (Direct and Guaranteed)	—	—	—	42	17,842	(5,214)	42	17,842	(5,214)
U.S. Special Revenue and Special Assessment Obligations and all Non- Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	22	34,734	(523)	406	616,456	(92,526)	428	651,190	(93,049)
Industrial and Miscellaneous (Unaffiliated)	185	1,987,192	(66,965)	1,545	8,036,186	(925,793)	1,730	10,023,378	(992,758)
Hybrid Securities	3	4,241	(15)	56	134,735	(11,577)	59	138,976	(11,592)
Parent, Subsidiaries and Affiliates	1	65,961	(60)	2	259,561	(17,439)	3	325,522	(17,499)
SVO Identified Exchange Traded Funds	—	—	—	3	1,599	(216)	3	1,599	(216)

Total Bonds	227	$2,241,705	$(68,309)	2,086	$9,433,780	$(1,075,501)	2,313	$11,675,485	$(1,143,810)

Preferred Stocks	3	$292,169	$(5,983)	6	$143,314	$(4,237)	9	$435,483	$(10,220)

Common Stocks (Unaffiliated)	2	$5,095	$—	3	$16,150	$(3,934)	5	$21,245	$(3,934)

The unrealized losses of $972,535 on bonds as of December 31, 2024 were primarily attributable to higher interest rates and wider spread levels. As disclosed above, the Company’s bond portfolio was composed of 95.3% of investment-grade bonds as of December 31, 2024, which did not materially change from the 95.9% held at December 31, 2023. Full repayment of principal and interest is expected. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than par, which will equal amortized cost at maturity. Because the Company did not intend to sell these investments or lack the ability to hold them to recovery at December 31, 2024, these investments were not considered other-than-temporarily impaired.

5GI Securities

Securities with NAIC designation of 5GI are deemed to possess the credit characteristics of, and incur the regulatory treatment associated with, securities assigned an NAIC 5 designation. The Company’s overall exposure to 5GI securities is shown below:

	Number of 5GI Securities		Carry Value		Aggregate Fair Value
Investment	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Bonds - Unaffiliated	27	12	$143,665	$10,280	$144,504	$10,216
Preferred Stock - Affiliated	2	1	261,199	241,130	261,199	241,130

Total	29	13	$404,864	$251,410	$405,703	$251,346

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

5.	Mortgage Loans

The Company invests in commercial and residential first mortgage loans primarily in the United States. Investments are diversified by property type and geographic area in order to manage credit risk. The Company monitors the condition of the mortgage loans in its portfolio.

In those cases where mortgages have been restructured, appropriate allowances for losses are made. In those cases where, in management’s judgment, the mortgage loan’s value is impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the carrying value of the Company’s mortgage loan portfolio as of December 31, 2024 and 2023:

	2024		2023
	Carrying value	Percentage of total	Carrying value	Percentage of total
Geographic region:
East	$421,409	19%	$460,208	27%
Midwest	217,563	10%	216,119	12%
South	1,176,082	54%	838,775	49%
West	378,914	17%	208,860	12%

	$2,193,968	100%	$1,723,962	100%

The following table shows the carrying value by collateral type of the Company’s mortgage loan portfolio as of December 31, 2024 and 2023:

	2024		2023
	Carrying value	Percentage of total	Carrying value	Percentage of total
Collateral type:
Shopping centers	$10,922	0.5%	$13,997	0.8%
Office buildings	145,939	6.7%	126,281	7.3%
Industrial	307,193	14.0%	270,889	15.7%
Mixed use	4,277	0.2%	4,917	0.3%
Multifamily	1,353,418	61.7%	981,465	56.9%
Single family	218,150	9.9%	171,358	9.9%
Hotels	154,069	7.0%	155,055	9.0%

	$2,193,968	100.0%	$1,723,962	100.0%

The Company originated 21 and 23 commercial mortgage loans in 2024 and 2023, respectively, and made additional investments after acquisition each year with a total cost of new loans of $576,557 and $381,778, respectively. The Company originated 85 new residential mortgage loans in 2024 with a total cost of $55,921. There were no new residential loans made during 2023. Minimum and maximum rates of the new loans ranged from 5.53% to 14.2% and 4.8% to 12.0% in 2024 and 2023, respectively. During the years ended December 31, 2024 and 2023, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties. At the time the original loan was made during 2024, the loan to value ratio (“LTV”) was no more than 67.8% for commercial mortgages and no more than 89.9% for residential loans made during 2024. At the time the original loan was made during 2023, the LTV was no more than 75.4% of the property’s value for commercial mortgages, and there were no new residential loans made during 2023.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company did not have a specific allowance for loan loss at December 31, 2024 and 2023. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. The general allowance for loan loss was $2,460 at December 31, 2024 and 2023. While management believes that it uses the best information available to establish allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2024 and 2023, the Company individually and collectively evaluated loans with a net carrying value of $2,193,968 and $1,723,962, respectively.

As of December 31, 2024 and 2023, the Company held no restructured loans. Should the Company hold any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were 6 loans totaling $6,565 past due greater than 90 days at December 31, 2024 and there were 5 loans totaling $2,764 past due greater than 90 days at December 31, 2023.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole. Any cash collected during the period where the loan is impaired is applied to lower its carrying value. Other information is as follows:

	Residential		Commercial
	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2024
Recorded Investment
Current	$—	$204,871	$—	$1,881,643	$54,024	$2,140,538
30 - 59 Days Past Due	—	874	—	40,151	—	41,025
60 - 89 Days Past Due	—	5,840	—	—	—	5,840
90 - 179 Days Past Due	—	6,065	—	—	—	6,065
180 + Days Past Due	—	500	—	—	—	500
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$6,065	$—	$—	$—	$6,065
Interest Accrued	—	197	—	—	—	197
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$500	$—	$—	$—	$500
Interest Accrued	—	47	—	—	—	47
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$84,199	$—	$84,199

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	Residential		Commercial
	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2023
Recorded Investment
Current	$—	$166,920	$—	$1,455,803	$44,625	$1,667,348
30 - 59 Days Past Due	—	1,360	—	16,805	—	18,165
60 - 89 Days Past Due	—	314	—	35,371	—	35,685
90 - 179 Days Past Due	—	2,505	—	—	—	2,505
180 + Days Past Due	—	259	—	—	—	259
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$2,505	$—	$—	$—	$2,505
Interest Accrued	—	57	—	—	—	57
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$259	$—	$—	$—	$259
Interest Accrued	—	26	—	—	—	26
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$101,295	$—	$101,295

The Company had no investments in impaired loans during 2024 or 2023.

Information regarding the Company’s allowance for credit losses is as follows at December 31, 2024 and 2023:

	2024	2023
Balance at Beginning of Period	$2,460	$2,460
Additions Charged to Operations	—	—
Recoveries of Amounts Previously Charged Off	—	—

Balance at End of Period	$2,460	$2,460

The Company did not have any mortgage loans derecognized as a result of foreclosure during 2024 or 2023.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The credit quality of the Company’s mortgage loans is assessed using the debt service coverage ratio (“DSC”) and LTV. LTV is calculated using the most recently available appraisal value divided by the carrying value. LTV is calculated at the time of origination and is updated annually. The DSC is calculated by dividing net operating income by total debt service and is updated annually. The following tables show the recorded gross investment of the Company’s mortgage loans aggregated by LTV and DSC as of December 31, 2024 and 2023:

	2024
	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$264,411	$575,856	$231,900	$1,072,167
60%-69.99%	253,005	270,803	158,144	681,952
70%-79.99%	55,925	47,900	86,255	190,080
80% or greater	31,618	—	—	31,618

Total (*)	$604,959	$894,559	$476,299	$1,975,817

	2023
	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$119,755	$486,046	$292,174	$897,975
60%-69.99%	140,200	159,776	51,225	351,201
70%-79.99%	77,448	97,900	98,691	274,039
80% or greater	6,360	—	23,029	29,389

Total (*)	$343,763	$743,722	$465,119	$1,552,604

(*)	excludes residential mortgages of $218,151 and $171,358 as of December 31, 2024 and 2023, respectively.

6.	Repurchase Agreements and Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing

Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company opportunistically uses repurchase transactions in conjunction with its liquidity management program to temporarily provide short-term liquidity from time-to-time as needed and determined by the Company. Using repurchase transactions to meet short-term liquidity needs positions the Company to be prepared to execute on opportunistic investments as they arise. The collateral posted by the Company is subject to fair value change and a decline in fair value could require the Company to post additional collateral to the counterparty. This risk is mitigated by the Company’s internal policy of limiting repurchase transactions to 5.0% of its available collateral. Potential liquidity risks arising from a duration mismatch between the collateral and repurchase transaction are mitigated by the Company’s other sources of liquidity, such as monthly principal and interest payments, premium sales by the Company, and other lines of credit established by the Company. The Company typically receives cash for its repurchase transactions; however, the Company has received United States Treasuries on occasion. In the case of United States Treasuries, the Company monitors the price of the Treasury collateral to ensure the Company is adequately collateralized.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

An overview of the Company’s repurchase agreements as of December 31, 2024 is as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Bilateral (YES/NO)	Yes	Yes	Yes	Yes
Tri-Party (YES/NO)	No	No	No	No

Original (Flow) & Residual Maturity:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Open - No Maturity	$—	$—	$26,285	$27,611
Overnight	—	—	—	—
2 Days to 1 Week	—	106,725	—	—
> 1 Week to 1 Month	—	—	154,627	5,007
> 1 Month to 3 Months	370,000	97,753	3,817	320,976
> 3 Months to 1 Year	—	332,844	693,985	734,982
> 1 Year	—	—	—	—
Ending Balance
Open - No Maturity	$—	$—	$26,285	$27,611
Overnight	—	—	—	—
2 Days to 1 Week	—	106,725	—	—
> 1 Week to 1 Month	—	—	154,627	5,007
> 1 Month to 3 Months	370,000	97,753	3,817	320,976
> 3 Months to 1 Year	—	332,844	693,985	734,982
> 1 Year	—	—	—	—

Securities “Sold” Under Repurchase - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
BACV	XXX	XXX	XXX	$1,088,576
Nonadmitted - Subset of BACV	XXX	XXX	XXX	—
Fair Value	$400,847	$659,463	$1,036,269	$1,258,727
Ending Balance
BACV	XXX	XXX	XXX	$1,088,576
Nonadmitted - Subset of BACV	XXX	XXX	XXX	—
Fair Value	$400,847	$659,463	$1,036,269	$1,258,727

BACV = Book-Adjusted Carrying Value

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Securities Sold Under Repurchase - Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Bonds - BACV	$—	$451,602	$634,194	$—	$2,778	$—	$—	$—
Bonds - FV	—	533,783	721,254	—	3,690	—	—	—
Total Assets - BACV	$—	$451,602	$634,194	$—	$2,778	$—	$—	$—
Total Assets - FV	$—	$533,783	$721,254	$—	$3,690	$—	$—	$—

FV = Fair Value

Collateral Received - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Cash	$—	$—	$—	$—
Securities (FV)	400,847	659,463	1,036,269	1,258,727
Nonadmitted	—	—	—	—
Ending Balance
Cash	$—	$—	$—	$—
Securities (FV)	400,847	659,463	1,036,269	1,258,727
Nonadmitted	—	—	—	—

Cash & Non-Cash Collateral Received - Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Bonds - FV	$—	$533,783	$721,254	$—	$3,690	$—	$—	$—
Total Collateral Assets - FV	$—	$533,783	$721,254	$—	$3,690	$—	$—	$—

Allocation of Aggregate Collateral by Remaining Contractual Maturity:

Fair Value
Overnight and Continuous	$30,270
30 Days or Less	5,150
31 to 90 Days	376,246
> 90 Days	847,061

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company engages in a reverse repurchase agreement program. This program is intended to provide opportunistic, short-term financing to counterparties. Each repurchase agreement entered into is governed by the terms of the Master Repurchase Agreement (“MRA”) as agreed to between the parties. Under the terms of the MRA, the Company purchases investments from the counterparty and the counterparty agrees to repurchase the same, or similar investments, back from the Company on a specified date at a specified price. On the maturity date, the Company may elect to enter into a new repurchase agreement with that same counterparty. The Company’s decision to do so will be dependent on its liquidity needs and assessment of the counterparty, as well as the collateral’s performance.

As a risk mitigant, the Company requires its counterparties to post collateral in excess of the loan amount, otherwise known as over collateralization. The amount of over collateralization is up to the Company’s discretion, but will not be less than 102%. On average, the Company has required over collateralization of 120%. The short duration of the repurchase agreements and the over collateralization required by the Company mitigate potential financial risks associated with these transactions.

An overview of the Company’s reverse repurchase agreements as of December 31, 2024 is as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Bilateral (Yes/No)	Yes	Yes	Yes	Yes
Tri-Party (Yes/No)	No	No	No	No

Original (Flow) & Residual Maturity:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Open - No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	—	25,840	—	—
> 1 Month to 3 Months	460,200	245,000	245,000	—
> 3 Months to 1 Year	1,046,707	1,236,067	1,261,907	1,381,907
> 1 Year	—	—	—	—
Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	—	25,840	—	—
> 1 Month to 3 Months	460,200	245,000	245,000	—
> 3 Months to 1 Year	1,046,707	1,236,067	1,261,907	1,381,907
> 1 Year	—	—	—	—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Fair Value of Securities Acquired Under Repurchase - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount	$1,524,364	$1,526,671	$1,530,024	$1,401,933
Ending Balance	$1,524,364	$1,526,671	$1,530,024	$1,401,933

Securities Acquired Under Repurchase - Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Bonds - FV	$1,401,933	$—	$—	$—	$—	$—	$—	$—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Mortgage Loans - FV	—	—	—	—	—	—	—	—
Real Estate - FV	—	—	—	—	—	—	—	—
Derivatives - FV	—	—	—	—	—	—	—	—
Other Invested Assets - FV	—	—	—	—	—	—	—	—

Total Assets	$1,401,933	$—	$—	$—	$—	$—	$—	$—

Collateral Pledged - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Cash	$—	$—	$—	$—
Securities (FV)	1,524,364	1,526,671	1,530,024	1,401,933
Nonadmitted	—	—	—	—
Ending Balance
Cash	$—	$—	$—	$—
Securities (FV)	1,524,364	1,526,671	1,530,024	1,401,933
Nonadmitted	—	—	—	—

The Company had no repurchase agreement transactions or reverse repurchase agreement transactions accounted for as a sale.

7.	Investment Gains and Losses

Realized capital gains and losses on bonds, preferred stock, mortgages, and interest rate swaps, which relate to changes in the general level of interest rates, are charged or credited to the IMR, net of tax, and amortized into operations over the remaining contractual life of the security sold. Realized gains and losses from all other investments are reported, net of tax, in the Statutory Statements of Operations but are not included in the computation of net gain from operations.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Changes in unrealized gains and losses on investments are reported as a component of capital and surplus, net of deferred income taxes.

Reported realized gains and losses for the years ended December 31, 2024, 2023, and 2022, respectively, are summarized as follows:

	Years Ended December 31,
	2024	2023	2022
Realized gains (losses):
Bonds	$(53,388)	$(158,598)	$(11,794)
Preferred stocks	(39,236)	(7,246)	(1)
Common stocks	22,914	28,081	824
Mortgage loans	547	(31)	(397)
Derivatives	(170,259)	(63,921)	2,397
Other invested assets	(1,189)	(24,778)	10,047
Cash, cash equivalents and short-term investments	1	(6)	—
Reinsurance realized gains	169,467	59,814	5,970

Subtotal	(71,143)	(166,685)	7,046
Less capital gains tax expense (benefit)	(5,511)	(18,439)	3

Net realized gains (losses)	(65,632)	(148,246)	7,043

Less gains (losses) transferred to IMR (net of taxes)	(40,634)	(155,453)	(7,143)

Net realized gains (losses) after tax and IMR transfer	$(24,998)	$7,207	$14,186

Proceeds from sales of investments in bonds and stocks (excluding maturity proceeds) during 2024, 2023, and 2022 were $4,455,828, $1,584,172, and $3,428,161, respectively, including non-cash transactions of $487,835, $585,134, and $217,169, respectively. Gross gains of $47,044, $32,519, and $4,182, respectively, and gross losses of $65,284, $159,815, and $15,118 were realized on those sales during 2024, 2023, and 2022, respectively.

Unrealized gains and losses and related deferred capital gains tax were as follows:

	Years Ended December 31,
	2024	2023	2022
Changes in Net Unrealized Capital Gains (Losses):
Bonds	$796	$(118)	$(648)
Preferred stocks (unaffiliated)	(1,672)	3,129	(21,496)
Preferred stocks (affiliated)	5,144	—	—
Common stocks (unaffiliated)	(1,042)	868	(2,906)
Common stocks (affiliated)	4,075	(6,723)	(84,618)
Derivatives	26,682	(5,718)	(171,549)
Other invested assets	27,428	55,814	(69,586)

Subtotal	61,411	47,252	(350,803)
Deferred capital gains tax	2,147	4,416	(5,063)

Total	$59,264	$42,836	$(345,740)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

8.	Net Investment Income

Major categories of net investment income for the years ended December 31, 2024, 2023, and 2022, respectively, are summarized as follows:

	Years Ended December 31,
	2024	2023	2022
Income:
Bonds	$1,321,414	$963,014	$734,930
Preferred stocks	45,785	27,470	61,886
Common stocks	15,523	36,809	59,143
Mortgage loans	135,032	109,675	71,115
Contract loans	14,635	14,952	15,604
Derivative instruments	(95,257)	(178,156)	(15,494)
Other invested assets	85,771	69,754	100,589
Cash, cash equivalents and short-term investments	296,301	203,442	97,041
Other investment income	78,088	69,385	63,292

Total gross investment income	1,897,292	1,316,345	1,188,106
Interest expense on surplus notes	(30,237)	(30,236)	(46,061)
Investment expenses	(58,481)	(44,345)	(28,495)

Net investment income before amortization of IMR	1,808,574	1,241,764	1,113,550
Amortization of IMR	(1,792)	1,787	4,436

Net investment income	$1,806,782	$1,243,551	$1,117,986

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain. The Company had investment income due and accrued excluded from surplus of $46, $58, and $12, respectively, for the years ended December 31, 2024, 2023, and 2022.

The cumulative amount of paid-in-kind interest included in principal balances was $81,975, $27,105, and $36,243 for the years ended December 31, 2024, 2023, and 2022, respectively. The Company holds investments in trust notes that allow for deferred interest. The Company recorded deferred interest of $114,223, $92,154, and $71,643 during 2024, 2023, and 2022, respectively.

9.	Derivatives

The Company uses derivatives for hedging or replication purposes. Interest rate swaps are mainly employed for hedging guaranteed minimum living benefits for certain variable annuity contracts and for duration matching purposes.

Options and swaptions are used to hedge equity and interest exposure embedded in the Company’s fixed, FIA, and variable annuity products. Futures are used to hedge equity exposure included in FIAs, as well as the guaranteed minimum death and living benefit features of the Company’s variable annuities. Currency forwards and swaps are used to hedge changes in foreign currency exchange (“FX”) rates.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Interest rate swaps, options, swaptions, and currency swaps are reported at fair value, with the unrealized gain or loss reported as an adjustment to surplus if not designated as an effective hedge. All futures are marked to market and settled on a daily basis, with the gain or loss reported as a component of net investment income (loss).

The Company uses options to hedge the equity exposure embedded in its FIA products with the Morgan Stanley Global Opportunities Index (“MSGO”), OTC options on the S&P 500, the Deutsche Bank Cash Return on Capital Invested (“CROCI”) Sectors III Index, the Deutsche Bank Momentum Asset Allocator (“MAA”) indices, the Barclays First Trust Capital Strength Barclays 5% Index (“FTCS”), and the RBA Select Equity Yield CIBC 5% Index (“RBEY”). Fair value changes in the options embedded within the annuity contract are recorded through income. The Company purchases certain of these options through its investment subsidiary, DLIH 2016-1, which is accounted for in accordance with SSAP No. 48.

Market risk is the risk of loss due to market price changes of the derivative instrument or the underlying security or index. To mitigate this risk, the Company matches the market sensitivity of the hedge with the market sensitivity of the underlying asset or liability being hedged.

Credit risk is the counterparty credit risk or risk of loss as a result of default or a decline in market value stemming from a credit downgrade of the counterparty to the derivative transaction. The Company minimizes this risk by entering into derivatives only with counterparties that meet certain criteria, by utilizing standardized agreements, and by limiting counterparty concentrations.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral.

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy, or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

At December 31, 2024 and 2023, the Company pledged $130,800 and $103,151, respectively, in U.S. Treasury securities, corporate bonds, and cash as collateral to counterparties. At December 31, 2024 and 2023, counterparties pledged to the Company $62,799 and $88,105, respectively, in collateral comprised of cash, U.S. Treasury securities, and corporate bonds.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows:

	Outstanding at December 31, 2024
	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$7,894,096	$155,394	$—	$155,394
Total Return Swaps	5,000	(15)	—	(15)
Equity Future Forwards	890,363	28,496	—	28,496
FX Forwards	69,950	2,314	—	2,314

Total	$8,859,409	$186,189	$—	$186,189

	Outstanding at December 31, 2023
	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$8,229,758	$159,917	$—	$159,917
Equity Future Forwards	915,800	(11,391)	—	(11,391)
FX Forwards	83,455	(2,587)	—	(2,587)

Total	$9,229,013	$145,939	$—	$145,939

At December 31, 2024 and 2023, open futures contracts had a notional value of $1,649,589, and $1,846,766 and a fair value of ($2,649) and ($339), respectively. These amounts did not include the component of variation margin that had already been cash settled. The Company did not have derivative contracts with financing premiums during 2024 or 2023.

10.	Reinsurance

The Company participates in reinsurance with other insurance companies to limit the loss exposure on certain risks associated with its products. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this exposure is unlikely. The Company had no uncollectible reinsurance balances written off and no commutation of ceded reinsurance during the years ended December 31, 2024, 2023, and 2022.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net amount at risk under certain of the Company’s individual and group life insurance policies. These amounts are reinsured on either a monthly renewable term, yearly renewable term, or coinsurance basis.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company has a coinsurance with funds withheld agreement with an unrelated reinsurer which provides reinsurance related to optional guaranteed lifetime withdrawal benefit riders under certain FIA contracts.

The Company has a coinsurance and modified coinsurance agreement, under which it ceded certain in-force variable annuity base contracts to an unaffiliated reinsurer. For the years ended December 31, 2024, 2023, and 2022, premiums ceded under the agreement were $388,744, $273,442, and $362,627, respectively, and benefits ceded (including policy surrenders) were $1,245,115, $1,082,509, and $1,050,937, respectively.

The Company has a reinsurance agreement with DLRC in which the Company cedes certain risks associated with the Company’s variable annuity contracts and associated riders on a combination modified coinsurance and funds withheld coinsurance basis to DLRC (the “VA Treaty”). The VA Treaty transfers hedging risks to DLRC but does not transfer insurance risks. Therefore, the treaty is accounted for using deposit accounting. As a result, certain gains (losses) previously accounted for as other changes in capital and surplus, net investment income, and net realized capital gains (losses) are accounted for as investment (expense) on reinsurance deposit asset/liability. Hedging risk is defined as changes in unrealized hedging instrument gains or losses, realized gains and losses on dispositions of hedging instruments, and investment income or loss from hedging instruments. Investment (income) expense on funds held represents amounts paid or received on hedging instruments that were ceded under the VA Treaty. Ceded realized gains and losses are reported in net realized capital gains (losses). Investment income (expense) on funds held - unrealized represents the unrealized gain or loss for the period on hedging instruments that has been ceded to DLRC. Investment (expense) on reinsurance deposit asset/liability represents the net gains and losses on all hedging instruments ceded under the VA Treaty.

A summary of the pretax impacts of the VA Treaty on the Company’s Statutory Statements of Operations and Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2024, 2023, and 2022 is as follows:

	Treaty Impacts
	2024	2023	2022
Statements of Operations
Investment (Expense) on Reinsurance Deposit Asset/Liability	$(246,024)	$(261,142)	$(154,844)

Total Revenue	(246,024)	(261,142)	(154,844)

Investment (Income) Expense on Funds Held	(97,179)	(193,389)	37,109

Total Policyholder Benefits and Expenses	(97,179)	(193,389)	37,109

Net Realized Capital Gains	169,467	59,814	5,970

Net Income (Loss)	20,622	(7,939)	(185,983)

Statements of Changes in Capital and Surplus
Investment Income (Expense) on Funds Held - Unrealized	(20,622)	7,939	185,983

Net Change in Capital and Surplus from VA Treaty (excluding reinsurance fee)	$—	$—	$—

The Company recognized a reinsurance deposit liability of $16,639 with a corresponding amount receivable from DLRC reported as Other amounts receivable under affiliated reinsurance contracts at December 31, 2024 and recognized a reinsurance deposit asset of $76,063 with a corresponding payable reported as Funds held under coinsurance at December 31, 2023.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Until December 1, 2024, the Company had a reinsurance agreement with Barbco under which it ceded risks associated with certain of the Company’s in-force COLI and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-held basis (the “COLI Agreement”). The Company also had a reinsurance agreement with Barbco under which it ceded mortality risks associated with certain of the Company’s in-force bank-owned variable universal life insurance policies on a yearly renewable term basis (the “BOLI Agreement”). The Company had liabilities for the funds held under the COLI Agreement with Barbco of $260,713 at December 31, 2023.

During the year, the COLI Agreement and BOLI Agreement were both amended and restated effective December 1, 2024. The amendments to the COLI Agreement removed the funds-held structure and resulted in an additional block of in-force COLI policies with reserves totaling $78,007 being ceded by the Company. Subsequently, but also effective December 1, 2024, the Company entered into a Novation and Release Agreement by and among Barbco, Somerset Reinsurance Ltd. (“Somerset”), an unaffiliated reinsurer with reciprocal jurisdiction, and the Company, pursuant to which Barbco transferred, assigned, and novated all of its rights, title and interest of, and duties, liabilities and obligations under each of the amended and restated agreements, and Somerset accepted, assumed, and reinsured such rights, title, interests, duties, liabilities, and obligations in order to accomplish novation of the two amended and restated reinsurance agreements to Somerset. As of December 31, 2024, the reserve credit for this block of business was $361,802.

Effective December 31, 2023, the Company entered into a reinsurance agreement with DLAC to cede a block of MYGA contracts on a coinsurance basis. Pursuant to the agreement, the Company ceded a 10% quota share of the activity associated with the MYGAs, including initial statutory reserves totaling $118,857 at December 31, 2023, and it received a $6,700 ceding commission from DLAC. In exchange for DLAC’s assumption of the initial statutory reserves, the Company transferred assets totaling $118,857 to DLAC. Benefits ceded under this agreement totaled $4,004 and $0 for the years ended December 31, 2024 and 2023, respectively.

The effects of reinsurance on premiums and benefits (excluding policy surrenders) were as follows:

	Years Ended December 31,
	2024	2023	2022
Premiums and Annuity Considerations:
Direct	$7,246,919	$5,803,753	$2,883,622
Assumed	3,136	—	—
Ceded - Affiliated	(42,063)	(49,873)	(54,453)
Ceded - Non-affiliated	(427,966)	(307,555)	(393,098)

Net Premiums and Annuity Considerations	$6,780,026	$5,446,325	$2,436,071

Insurance and Other Individual Policy Benefits and Claims:
Direct	$959,164	$949,977	$955,376
Assumed - Non-affiliated	5,154	3,082	4,523
Ceded - Affiliated	(40,254)	(44,762)	(54,896)
Ceded - Non-affiliated	(357,583)	(350,727)	(358,202)

Net Policy Benefits and Claims	$566,481	$557,570	$546,801

In addition to the reinsurance activity disclosed in the table above, the transfer of assets by the Company to DLAC as part of the coinsurance agreement between the two companies was recorded as a reduction to income on the Statutory Statements of Operations during 2023.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

11.	Reserves

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium. Extra premiums on single premium policies are amortized over ten years. Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest-sensitive policies, substandard risks are reflected in the cost of insurance charges.

As of December 31, 2024 and 2023, the Company had $5,095 and $5,901, respectively, of insurance in force, for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Delaware. Premium deficiency reserves to cover the above insurance totaled $2,816 and $2,855 as of December 31, 2024 and 2023, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business which is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on Funds not Involving Life Contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts which are determined by formula as described in the NAIC instructions.

Other than normal updates of reserves, there were no significant reserve changes for the year ended December 31, 2024. The details for other changes in reserves for the year ended December 31, 2023 were as follows:

	2023
Item	Total	Ordinary Individual Annuities	Group Annuities
Reserves ceded on coinsurance agreement	$(118,857)	$(118,857)	$—

Total change	$(118,857)	$(118,857)	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

12.	Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit-Type Liabilities

As of December 31, 2024, the withdrawal characteristics of the Company’s individual and group annuity reserves and deposit-type contracts are summarized as follows:

Individual Annuities	December 31, 2024
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$22,779,654	$121,776	$—	$22,901,430	85.9%
At Book Value Less Current Surrender Charge of 5% or More	883,214	—	—	883,214	3.3%
At Fair Value	—	—	1,372,595	1,372,595	5.1%

Total with Adjustment or at Market Value	23,662,868	121,776	1,372,595	25,157,239	94.4%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,271,125	—	—	1,271,125	4.8%
Not Subject to Discretionary Withdrawal	188,485	—	46,437	234,922	0.9%

Total (Gross: Direct and Assumed)	25,122,478	121,776	1,419,032	26,663,286	100.0%
Reinsurance Ceded	371,053	—	—	371,053

Total (Net)	$24,751,425	$121,776	$1,419,032	$26,292,233

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$58,372	$—	$—	$58,372

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Group Annuities	December 31, 2024
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$91,852	$—	$91,852	1.3%
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	6,776,480	6,776,480	96.0%

Total with Adjustment or at Market Value	—	91,852	6,776,480	6,868,332	97.3%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	27,969	—	—	27,969	0.4%
Not Subject to Discretionary Withdrawal	163,499	—	—	163,499	2.3%

Total (Gross: Direct and Assumed)	191,468	91,852	6,776,480	7,059,800	100.0%
Reinsurance Ceded	78,420	—	—	78,420

Total (Net)	$113,048	$91,852	$6,776,480	$6,981,380

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

Deposit-Type Contracts (no life contingencies)	December 31, 2024
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$—	$—	$—	— %
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	330,532	330,532	10.9%

Total with Adjustment or at Market Value	—	—	330,532	330,532	10.9%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	— %
Not Subject to Discretionary Withdrawal	2,710,520	—	—	2,710,520	89.1%

Total (Gross: Direct and Assumed)	2,710,520	—	330,532	3,041,052	100.0%
Reinsurance Ceded	2,411	—	—	2,411

Total (Net)	$2,708,109	$—	$330,532	$3,038,641

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the Company’s General Account and Separate Accounts as of December 31, 2024:

December 31, 2024
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$24,687,251
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	177,221
Exhibit 7, Deposit-Type Contracts	2,708,109

Subtotal General Account	27,572,581

Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	8,362,703
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	46,437
Other contract deposit funds	330,533

Subtotal Separate Account	8,739,673

Combined Total	$36,312,254

As of December 31, 2023, the withdrawal characteristics of the Company’s individual and group annuity reserves and deposit-type contracts are summarized as follows:

Individual Annuities	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$18,188,596	$154,691	$—	$18,343,287	84.5%
At Book Value Less Current Surrender Charge of 5% or More	805,364	—	—	805,364	3.7%
At Fair Value	—	—	1,109,874	1,109,874	5.1%

Total with Adjustment or at Market Value	18,993,960	154,691	1,109,874	20,258,525	93.3%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,202,619	—	—	1,202,619	5.5%
Not Subject to Discretionary Withdrawal	222,480	—	42,205	264,685	1.2%

Total (Gross: Direct and Assumed)	20,419,059	154,691	1,152,079	21,725,829	100.0%
Reinsurance Ceded	275,074	—	—	275,074

Total (Net)	$20,143,985	$154,691	$1,152,079	$21,450,755

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$116	$—	$—	$116

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Group Annuities	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$114,680	$—	$114,680	1.5%
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	7,222,652	7,222,652	95.8%

Total with Adjustment or at Market Value	—	114,680	7,222,652	7,337,332	97.3%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	31,290	—	—	31,290	0.4%
Not Subject to Discretionary Withdrawal	176,489	—	—	176,489	2.3%

Total (Gross: Direct and Assumed)	207,779	114,680	7,222,652	7,545,111	100.0%
Reinsurance Ceded	39,732	—	—	39,732

Total (Net)	$168,047	$114,680	$7,222,652	$7,505,379

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

Deposit-Type Contracts (no life contingencies)	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$—	$—	$—	— %
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	323,124	323,124	14.0%

Total with Adjustment or at Market Value	—	—	323,124	323,124	14.0%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	— %
Not Subject to Discretionary Withdrawal	1,982,424	—	—	1,982,424	86.0%

Total (Gross: Direct and Assumed)	1,982,424	—	323,124	2,305,548	100.0%
Reinsurance Ceded	2,927	—	—	2,927

Total (Net)	$1,979,497	$—	$323,124	$2,302,621

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the Company’s General Account and Separate Accounts as of December 31, 2023:

December 31, 2023
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$20,124,813
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	187,219
Exhibit 7, Deposit-Type Contracts	1,979,497

Subtotal General Account	22,291,529
Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	8,601,897
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	42,205
Other contract deposit funds	323,124

Subtotal Separate Account	8,967,226

Combined Total	$31,258,755

13.	Analysis of Life Actuarial Reserves by Withdrawal Characteristics

The amounts of account value, cash value, and reserve breakouts of life insurance by withdrawal characteristics for the Company’s General Account products and Separate Account non-guaranteed products are shown in the tables below as of December 31, 2024 or 2023. The Company had no life Separate Account products with guarantees at December 31, 2024 or 2023.

	December 31, 2024
General Account	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	31,983	29,702	33,591
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	15,137	15,137	15,137
Variable Universal Life	390,862	392,591	402,821
Miscellaneous Reserves	570,381	569,978	571,000
Not subject to discretionary withdrawal or no cash values
Term Policies with Cash Value	—	—	153
Accidental Death Benefits	—	—	—
Disability - Active Lives	—	—	7
Disability - Disabled Lives	—	—	222
Miscellaneous Reserves	—	—	5,847

Total (gross: direct + assumed)	1,008,363	1,007,408	1,028,778

Reinsurance Ceded	360,453	362,296	381,768

Total (net)	$647,910	$645,112	$647,010

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

December 31, 2024
Separate Account Non Guaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	—	—	—
Variable Universal Life	49,304	49,304	49,304
Miscellaneous Reserves	7,732,027	7,732,027	7,726,571
Not subject to discretionary withdrawal or no cash values
Term Policies with Cash Value	—	—	—
Accidental Death Benefits	—	—	—
Disability - Active Lives	—	—	—
Disability - Disabled Lives	—	—	—
Miscellaneous Reserves	—	—	—

Total (gross: direct + assumed)	7,781,331	7,781,331	7,775,875

Reinsurance Ceded	—	—	—

Total (net)	$7,781,331	$7,781,331	$7,775,875

Below is a reconciliation of the life reserves from the Company’s General Account and Separate Accounts as of December 31, 2024:

December 31, 2024
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$639,926
Exhibit 5, Disability - Active Lives Section, Total (net)	—
Exhibit 5, Disability - Disabled Lives Section, Total (net)	222
Exhibit 5, Miscellaneous Reserves Section, Total (net)	6,862

Subtotal General Account	647,010

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	7,775,875

Subtotal Separate Account	7,775,875

Combined Total	$8,422,885

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	December 31, 2023
General Account	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	33,600	31,252	35,236
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	14,614	14,614	14,614
Variable Universal Life	401,236	402,990	403,849
Miscellaneous Reserves	602,888	602,036	603,074
Not subject to discretionary withdrawal or no cash values
Term Policies with Cash Value	—	—	144
Accidental Death Benefits	—	—	—
Disability - Active Lives	—	—	7
Disability - Disabled Lives	—	—	295
Miscellaneous Reserves	—	—	7,576

Total (gross: direct + assumed)	1,052,338	1,050,892	1,064,795

Reinsurance Ceded	294,988	296,293	317,845

Total (net)	$757,350	$754,599	$746,950

December 31, 2023
Separate Account Non-Guaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	46,186	46,186	46,186
Variable Universal Life	7,640,044	7,640,044	7,641,444
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal or no cash values
Term Policies with Cash Value	—	—	—
Accidental Death Benefits	—	—	—
Disability - Active Lives	—	—	—
Disability - Disabled Lives	—	—	—
Miscellaneous Reserves	—	—	—

Total (gross: direct + assumed)	7,686,230	7,686,230	7,687,630

Reinsurance Ceded	—	—	—

Total (net)	$7,686,230	$7,686,230	$7,687,630

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Below is a reconciliation of the life reserves from the Company’s General Account and Separate Accounts as of December 31, 2023:

December 31, 2023
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$738,114
Exhibit 5, Disability - Active Lives Section, Total (net)	7
Exhibit 5, Disability - Disabled Lives Section, Total (net)	295
Exhibit 5, Miscellaneous Reserves Section, Total (net)	8,534

Subtotal General Account	746,950

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	7,687,630

Subtotal Separate Account	7,687,630

Combined Total	$8,434,580

14.	Separate Accounts

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable separate accounts include individual and group life and annuity contracts. The assets (securities) in these insulated separate accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation income or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in “Aggregate reserve for life and annuity contracts” in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.

The Company has also established non-insulated Separate Accounts for certain contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. The assets in the variable deferred annuity Separate Account are carried at fair value. For some MVA contracts, the assets in the fixed deferred annuity Separate Account are carried on a General Account basis. The assets of the non-insulated Separate Account are not legally insulated and can be used by the Company to satisfy claims resulting from the General Account.

The Company earns separate account fees for providing administrative services and bearing the mortality and the other guaranteed benefit risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values in variable Separate Accounts are allocated to policyholders and therefore are not reflected in the Company’s Statutory Statements of Operations for the General Account.

For the current reporting year, the Company reported assets and liabilities from the following products in a Separate Account:

•	Delaware Life Variable Life

•	Delaware Life Variable Annuity

•	Delaware Life Market Value Adjusted Annuity

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The legal insulation of the Separate Account assets prevents such assets from being generally available to satisfy claims resulting from the General Account. The Separate Account classification of “legally insulated” versus “not legally insulated” is supported by Section 2932 of the Delaware Insurance Code.

The assets legally insulated and non-legally insulated from the General Account as of December 31, 2024 and 2023 were attributable to the following products:

	December 31, 2024
Product	Legally Insulated Assets	Not Legally Insulated Assets	Total
Variable Life	$8,861,621	$—	$8,861,621
Variable Annuity	8,579,982	—	8,579,982
MVA Annuity	—	385,779	385,779

Total	$17,441,603	$385,779	$17,827,382

	December 31, 2023
Product	Legally Insulated Assets	Not Legally Insulated Assets	Total
Variable Life	$8,568,227	$—	$8,568,227
Variable Annuity	8,737,714	—	8,737,714
MVA Annuity	—	421,868	421,868

Total	$17,305,941	$421,868	$17,727,809

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges. The resulting surplus is recorded in the Statutory Statements of Operations for the General Account as a component of “Net transfers (from) or to Separate Accounts net of reinsurance.” The variable Separate Accounts are non-guaranteed Separate Accounts, wherein the policyholder assumes substantially all the investment risks and rewards. MVA Separate Accounts are guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk associated with separate account guarantees, risk charges of $190,217, $182,305, and $192,357 were received by the General Account from the Separate Accounts during the years ended December 31, 2024, 2023, and 2022, respectively.

For the years ended December 31, 2024, 2023, and 2022, the Company’s General Account paid $92,975, $85,397, and $104,861 for Separate Account guarantees, respectively.

The Company does not engage in securities lending transactions within its Separate Accounts.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

An analysis of the separate account reserves as of December 31, 2024 and 2023 is as follows:

	December 31, 2024
	Nonindexed Guarantee Less than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$1,835	$376,216	$378,051
Reserves at December 31, 2024
For Accounts with Assets at:
Fair Value	91,852	16,301,920	16,393,772
Amortized Cost	121,776	—	121,776

Total Reserves	$213,628	$16,301,920	$16,515,548

By Withdrawal Characteristics:
With Market Value Adjustment	$213,628	$—	$213,628
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	833,824	833,824
At Fair Value	—	15,421,660	15,421,660

Subtotal	213,628	16,255,484	16,469,112
Not Subject to Discretionary Withdrawal	—	46,436	46,436

Total	$213,628	$16,301,920	$16,515,548

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	December 31, 2023
	Nonindexed Guarantee Less than/ equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$(2,913)	$310,103	$307,190
Reserves at December 31, 2023
For Accounts with Assets at:
Fair Value	114,680	16,385,486	16,500,166
Amortized Cost	154,690	—	154,690

Total Reserves	$269,370	$16,385,486	$16,654,856

By Withdrawal Characteristics:
With Market Value Adjustment	$269,370	$—	$269,370
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	569,857	569,857
At Fair Value	—	15,773,424	15,773,424

Subtotal	269,370	16,343,281	16,612,651
Not Subject to Discretionary Withdrawal	—	42,205	42,205

Total	$269,370	$16,385,486	$16,654,856

Below is the reconciliation of “Net Transfers from Separate Accounts net of reinsurance” in the Statutory Statements of Operations:

	Years Ended December 31,
	2024	2023	2022
Transfers to Separate Accounts	$378,051	$307,190	$382,649
Transfers from Separate Accounts	(1,501,963)	(1,290,374)	(1,216,506)

Net Transfers from Separate Accounts net of reinsurance in the Statement of Operations	$(1,123,912)	$(983,184)	$(833,857)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

15.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and therefore, represents an exit price. Fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flow. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, certain Level 3 derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value (“SSAP No. 100R”). The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1: Fair value is based on unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2: Fair value is based on quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads, and yield curves.

Level 3: Fair value is based on valuations derived from techniques in which one or more significant inputs are unobservable (supported by little or no market activity). Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time, there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period. Pursuant to SSAP No. 100R, the Company is permitted to utilize net asset value (“NAV”) as a practical expedient to fair value for certain investments that qualify for such treatment. Investments reported at NAV are separately identified in the table below.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Valuation of Financial Instruments Held at Fair Value by Fair Value Hierarchy Levels

The following tables present the Company’s assets and liabilities measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2024 and 2023:

	December 31, 2024
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	Net Asset Value (“NAV”)	Total
Assets at fair value:
Bonds
Industrial and miscellaneous	$—	$51,478	$7,620	$—	$59,098
Preferred Stocks
Industrial and miscellaneous	—	22,216	—	—	22,216
Parent, subsidiaries and affiliates	—	246,274	—	—	246,274
Common Stocks
Industrial and miscellaneous	14,969	288	31,381	3,357	49,995
Other Invested Assets
Industrial and miscellaneous	—	43,103	3,023	—	46,126
Derivative assets
Interest rate contracts	710,540	—	—	—	710,540
Equity contracts	538	28,497	—	—	29,035
FX contracts	—	—	2,392	—	2,392
Separate Accounts assets (a) (b)	12,298,884	3,623,106	302,886	125,578	16,350,454

Total assets at fair value/NAV	$13,024,931	$4,014,962	$347,302	$128,935	$17,516,130

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$581,625	$15	$—	$—	$581,640
Equity contracts	1,259	—	—	—	1,259
FX contracts	—	—	78	—	78

Total liabilities at fair value	$582,884	$15	$78	$—	$582,977

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	December 31, 2023
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	NAV	Total
Assets at fair value:
Cash, cash equivalents and short-term investments
Government - Treasury	$—	$1,699	$—	$—	$1,699
Bonds
Hybrid securities	—	2,702	—	—	2,702
Industrial and miscellaneous	—	11,150	—	—	11,150
Preferred Stocks
Industrial and miscellaneous	—	27,237	—	—	27,237
Parent, subsidiaries and affiliates	—	241,130	—	—	241,130
Common Stocks
Industrial and miscellaneous	16,115	16,000	20,112	3,194	55,421
Other Invested Assets
Industrial and miscellaneous	—	21,437	21,493	—	42,930
Derivative assets
Interest rate contracts	564,194	—	—	—	564,194
Equity contracts	2,569	135	—	—	2,704
FX contracts	—	—	67	—	67
Separate Accounts assets (a)(b)	12,742,594	3,189,851	291,900	121,382	16,345,727

Total assets at fair value	$13,325,472	$3,511,341	$333,572	$124,576	$17,294,961

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$416,702	$—	$—	$—	$416,702
Equity contracts	306	11,526	—	—	11,832
FX contracts	—	—	2,654	—	2,654

Total liabilities at fair value	$417,008	$11,526	$2,654	$—	$431,188

(a)

Separate account invested assets are typically carried at fair value. In instances where market risk is guaranteed by the Company, bonds and preferred stocks are carried at amortized cost based on their respective NAIC designation. Separate account assets also exclude $1,235,380 and $1,102,527 of investment income and receivables due at December 31, 2024 and 2023, respectively.

(b)

Includes assets with a fair value of $125,578 and $121,382 at December 31, 2024 and 2023 respectively, in hedge funds, private equities, and other alternative investments for which fair value is measured at NAV using the practical expedient. These investments are not quoted on a securities exchange or the OTC market. As of December 31, 2024 or 2023, there were no unfunded commitments. The investments have liquidity restrictions consisting of notice periods (typically 60 days), redemption schedules (typically quarterly) and hold backs (typically 3% of the investment is held back until the next annual audit is completed). The redemption period may be extended if there is a delay in liquidating underlying holdings within an investment. The investments are within the policyholders separate accounts so any fluctuation in NAV will result in a corresponding change in the policyholder reserve liability and therefore will have no impact on income.

None of the Company’s assets measured at fair value transferred between Levels 1 and 2 during the years ended December 31, 2024 and December 31, 2023.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The following tables are a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value which were categorized as Level 3 for the years ended December 31, 2024 and 2023:

2024	Balance at January 1, 2024	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2024
Assets:
Common Stocks - Unaffiliated	$20,112	$25,658	$(14,356)	$3,609	$5	$15,737	$—	$(19,384)	$—	$31,381
Bonds
Industrial and miscellaneous - unaffiliated	—	16,540	—	(4,987)	(158)	—	—	(3,775)	—	7,620
Other Invested Assets	21,493	—	(5,000)	(1,226)	6,198	—	—	(18,442)	—	3,023
Derivative Assets	67	—	—	4,908	2,325	—	—	—	(4,908)	2,392
Separate Accounts Assets	291,900	2	(6,609)	(26)	3,983	162,821	—	(148,725)	(460)	302,886

Total Assets	$333,572	$42,200	$(25,965)	$2,278	$12,353	$178,558	$—	$(190,326)	$(5,368)	$347,302

Liabilities:
FX Contracts	$2,654	$—	$—	$5,700	$(2,576)	$—	$—	$—	$(5,700)	$78

Total Liabilities	$2,654	$—	$—	$5,700	$(2,576)	$—	$—	$—	$(5,700)	$78

2023	Balance at January 1, 2023	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2023
Assets:
Common Stocks - Unaffiliated	$27,959	$3	$(4,791)	$—	$152	$69	$—	$(3,280)	$—	$20,112
Bonds
Industrial and miscellaneous - unaffiliated	2,999	11,461	(7,596)	786	866	—	—	(8,516)	—	—
Other Invested Assets	2,071	32,701	—	(724)	(6,492)	—	—	(6,063)	—	21,493
Derivative Assets	52	—	—	7,111	16	—	—	—	(7,112)	67
Separate Accounts Assets	270,387	5,792	(20,426)	502	14,380	94,986	—	(72,489)	(1,232)	291,900

Total Assets	$303,468	$49,957	$(32,813)	$7,675	$8,922	$95,055	$—	$(90,348)	$(8,344)	$333,572

Liabilities:
FX Contracts	$3,205	$—	$—	$9,874	$(551)	$—	$—	$—	$(9,874)	$2,654

Total Liabilities	$3,205	$—	$—	$9,874	$(551)	$—	$—	$—	$(9,874)	$2,654

The Company transfers assets into or out of Level 3 at fair value as of the beginning of the reporting period. Transfers made are the result of changes in the level of observability of inputs used to price the assets or liabilities or changes in NAIC designations.

At the beginning of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

Derivative values in the above tables are presented on a gross basis.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Quantitative Information about Level 3 Fair Value Measurements

The following tables provide quantitative information about the significant unobservable inputs used for recurring assets measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus categorized within Level 3 for the years ended December 31, 2024 or 2023:

	December 31, 2024
	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Bonds - Unaffiliated - Industrial & Misc.	Matrix Pricing	Spreads	$7,620	0-1	1
Common Stocks	Trade Price	Pricing Valuation Multiple / Discount Rate	31,381	0-1000	554
Other Invested Assets	External Model	Expected Cashflows/Spreads	3,023	0-16	10
Separate Accounts assets	Matrix Pricing	Spreads	2	89	89
	Matrix Pricing	Spreads	447	30	30
	Matrix Pricing	Spreads	300,280	90-112	98
	Market Pricing	Quoted Prices	2,157	100-101	100

Total Assets			$344,910

	December 31, 2023
	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Common Stocks	Trade Price	Pricing Valuation Multiple/Discount Rate	$20,079	0-1000	389
	External Model	Net Asset Value	33	1	1
Other Invested Assets	External Model	External Cashflows/Spreads	16,503	0-2	1
	Matrix Pricing	Quoted Prices	4,990	1	1
Separate Accounts Assets	Matrix Pricing	Spreads	1,241	90-105	100
	Market Pricing	Spreads	566	38	38
	Market Pricing	Spreads	284,805	50-113	96
	Market Pricing	Quoted Prices	5,288	89-100	92

Total Assets			$333,505

There were no significant changes made in valuation techniques during 2024 and 2023.

The above unobservable input tables do not include immaterial balances related to derivatives which totaled $2,392 and $67 as of December 31, 2024 and December 31, 2023, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Aggregate Fair Value of all Financial Instruments

For financial instruments, the carrying value, fair value, and/or NAV, including the level within the fair value hierarchy, at December 31, 2024 and 2023 were as follows:

	December 31, 2024
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Cash, cash equivalents and short-term investments	$4,193,970	$4,193,943	$706,604	$3,487,366	$—	$—	$—
Bonds	21,331,207	22,182,484	1,585	20,825,479	504,143	—	—
Preferred stocks	776,533	729,639	—	691,643	84,890	—	—
Common stocks (b)	163,633	163,633	14,969	98,248	47,059	3,357	—
Mortgage loans, net of allowance	2,127,304	2,191,508	—	2,127,304	—	—	—
Real estate	175,974	175,974	—	175,974	—	—	—
Derivative assets	768,119	749,791	737,231	28,496	2,392	—	—
Contract Loans	321,513	320,642	—	—	321,513	—
Other invested assets (a) (b)	820,610	822,549	—	779,007	41,603	—	—
Separate account assets	16,572,182	16,592,002	12,302,637	3,840,411	303,557	125,577	—

Total Assets	$47,251,045	$48,122,165	$13,763,026	$32,053,928	$1,305,157	$128,934	$—

Liabilities:
Borrowed money	$50,000	$—	$—	$50,000	$—	$—	$—
Liabilities for deposit-type contracts	2,603,465	2,708,109	—	—	2,603,465	—	—
Derivative liabilities	584,578	586,128	584,486	14	78	—	—
Separate account liabilities	330,533	—	—	—	330,533	—	—

Total Liabilities	$3,568,576	$3,294,237	$584,486	$50,014	$2,934,076	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	December 31, 2023
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Cash, cash equivalents and short-term investments	$3,859,737	$3,859,773	$1,128,103	$2,731,634	$—	$—	—
Bonds	17,082,218	18,134,460	1,599	16,876,810	203,809	—	—
Preferred stocks	799,242	802,140	—	799,242	—	—	—
Common stocks (b)	140,890	140,890	16,115	101,469	20,112	3,194	—
Mortgage loans, net of allowance	1,617,888	1,721,502	—	1,617,888	—	—	—
Derivatives assets	579,905	575,141	579,703	135	67	—	—
Contract Loans	354,125	351,919	—	—	354,125	—	—
Other invested assets (a) (b)	807,216	825,554	—	780,819	26,397	—	—
Separate account assets	16,605,957	16,625,283	12,762,461	3,427,797	294,317	121,382	—

Total assets	$41,847,178	$43,036,662	$14,487,981	$26,335,794	$898,827	$124,576	$—

Liabilities:
Liability for deposit-type contracts	$1,933,048	$1,979,497	$—	$—	$1,933,048	$—	$—
Derivatives liabilities	434,306	435,850	420,126	11,526	2,654	—	—
Separate account liabilities	232,124	323,124	—	—	232,124	—	—

Total liabilities	$2,599,478	$2,738,471	$420,126	$11,526	$2,167,826	$—	$—

(a)

As of December 31, 2024 and 2023, there were $112,504 and $190,986 of unfunded commitments for limited partnership investments, respectively. The investments have liquidity restrictions consisting of either general partner approval or no ability for early redemption.

(b)

The common stock line in the tables above exclude equity method investments with carrying values of $32,571 and $21,549 as of December 31, 2024 and 2023, respectively. The other invested assets line in the tables above exclude equity method investments with carrying values of $766,835 and $667,674 as of December 31, 2024 and 2023, respectively.

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents, and short-term investments - The carrying value for cash, cash equivalents, and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Bonds - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services, with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices. Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment, and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any), and other factors may not reflect those of an active market.

The Company takes into consideration both qualitative and quantitative factors as part of its analysis, including but not limited to, an overall analysis of portfolio fair value movement against general movements in interest rates and spreads. The Company also compares price movement trends, considering the reasons for both significant price movements between periods and a lack of movement where the Company has become aware of securities that experienced a positive or negative credit or other event that would suggest the price provided has not captured market activity.

Preferred stocks - The fair values of preferred stocks are determined using prices provided by third party pricing services or broker quotes. The fair value cannot exceed the stated call price. For privately placed preferred stocks without readily ascertainable fair value, such values are determined utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Common stocks - The fair value of unaffiliated common stocks is based on quoted market prices, where available. The Company records its investments in mutual funds at fair value, which equates to the NAV of the fund. The Company records its investments in common stock of affiliates under the equity method using audited equity. For the Company’s common stock investments measured at NAV, the Company does not anticipate selling these investments for amounts different than NAV and there are no significant restrictions in the liquidation of these investments.

Mortgage loans on real estate - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Real estate - The fair value of real estate is determined by the purchase price of the investment, including capitalized expenditures, which was supported by an appraisal near the purchase date. Appraisals are used on an ongoing basis to approximate future fair values.

Derivatives - The fair values of swaps, swaptions, and forwards are based on current settlement values, dealer quotes, and market prices. Fair values of options and futures are also based on dealer quotes and market prices.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other invested assets - The fair values of other invested assets which consist of limited partnerships, limited liability companies, reverse mortgages, collateral loans, and surplus notes are determined as follows:

Collateral loans - The fair value of collateral loans is determined using interest and principal at a yield of interpolated swaps plus a spread. Due to call features present in these securities, the fair value of collateral loans typically approximates carrying value.

Other fixed or variable rate investments - The fair value of fixed or variable rate investments, which includes investments in subsidiaries, certain investments in limited partnerships and limited liability companies, and non-rated residual tranches on ABS, that are accounted for under the equity method was $766,835 and $667,674 at December 31, 2024 and 2023, respectively. In addition to the residual equity tranches on ABS that are accounted for under the equity method, the Company also holds residual tranches that are priced by third-party pricing services. The total fair value of such investments was $142,447 and $158,086 at December 31, 2024 and 2023.

Surplus notes - The fair value of surplus notes is obtained from independent pricing services or pricing models that discount cash flows at a yield of interpolated swaps plus a spread.

Separate Accounts - The estimated fair value of Separate Account assets and liabilities is determined using the same methodology described in Note 14. The difference between Separate Account assets and liabilities reflected in the chart above and the total recognized in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus represents amounts that are attributable to non-financial instruments.

Borrowed money - The fair value is approximated by the unpaid principal balance of debt outstanding.

Deposit-type contracts - The fair values of the Company’s General Account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) is estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to their estimated fair value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

16.	Federal Income Taxes

The Inflation Reduction Act (“IRA”) was enacted on August 16, 2022 and included a new corporate alternative minimum tax (“CAMT”). The IRA and CAMT are effective for tax years beginning after 2022. The Company is a non-applicable reporting entity as it relates to the CAMT.

The components of the Company’s DTAs and DTLs as of December 31, 2024 and December 31, 2023 were as follows:

	December 31, 2024			December 31, 2023			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$316,964	$88,775	$405,739	$224,890	$80,137	$305,027	$92,074	$8,638	$100,712
Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	316,964	88,775	405,739	224,890	80,137	305,027	92,074	8,638	100,712
Deferred tax assets nonadmitted	—	—	—	—	—	—	—	—	—

Subtotal net admitted deferred tax assets	316,964	88,775	405,739	224,890	80,137	305,027	92,074	8,638	100,712
Deferred tax liabilities	88,896	30,834	119,730	65,299	63,139	128,438	23,597	(32,305)	(8,708)

Net admitted deferred tax assets / (Net deferred tax liabilities)	$228,068	$57,941	$286,009	$159,591	$16,998	$176,589	$68,477	$40,943	$109,420

The following table provides component amounts of the Company’s calculation by tax character in accordance with paragraphs 11.a, 11.b.i, 11.b.ii and 11.c of SSAP No. 101:

	December 31, 2024			December 31, 2023			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	244,806	62,036	306,842	165,618	26,600	192,218	79,188	35,436	114,624
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	244,806	62,036	306,842	165,618	26,600	192,218	79,188	35,436	114,624
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	382,527	XXX	XXX	352,224	XXX	XXX	30,303
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	72,158	26,739	98,897	59,272	53,537	112,809	12,886	(26,798)	(13,912)

Deferred tax assets admitted as the result of application of SSAP No. 101.	$316,964	$88,775	$405,739	$224,890	$80,137	$305,027	$92,074	$8,638	$100,712

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Description	2024	2023
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	733%	823%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above	$2,550,183	$2,348,158

The following table provides the impact of tax planning strategies on adjusted gross and net admitted DTAs, as used in the Company’s SSAP No. 101 calculation.

	December 31, 2024		December 31, 2023		Change
Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross deferred tax assets	$316,964	$88,775	$224,890	$80,137	$92,074	$8,638
Percentage of adjusted gross deferred tax assets by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%
Net admitted adjusted gross deferred tax assets	$316,964	$88,775	$224,890	$80,137	$92,074	$8,638
Percentage of net admitted assets by tax character because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

The Company had no temporary differences for which a DTL was not established.

The following tables provide the significant components of the Company’s income taxes incurred and the changes in DTAs and DTLs.

	December 31, 2024	December 31, 2023	December 31, 2022
Current Income Tax
Federal Income Tax Expense from Operations	$197,724	$183,751	$46,564
Federal Income Tax (Benefit) Expense on Net Capital Gains	(5,511)	(18,439)	3

Current Income Tax Expense	$192,213	$165,312	$46,567

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The significant components of the Company’s DTAs and DTLs as of December 31, 2024 and 2023 were as follows:

	December 31, 2024	December 31, 2023	Change
Deferred Tax Assets:
Ordinary
Policyholder Reserves	$247,992	$166,071	$81,921
Investments	2,399	2,402	(3)
Deferred Acquisition Costs	57,874	46,394	11,480
Fixed assets	1,320	1,300	20
Compensation and benefits accrual	320	1,432	(1,112)
Receivables - nonadmitted	4,777	5,013	(236)
Other	2,282	2,278	4

Total Ordinary Deferred Tax Assets	316,964	224,890	92,074
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Ordinary Deferred Tax Assets	316,964	224,890	92,074
Capital
Investments	45,656	47,173	(1,517)
Net capital loss carry-forward	43,119	32,964	10,155

Subtotal	88,775	80,137	8,638
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Capital Deferred Tax Assets	88,775	80,137	8,638

Admitted Deferred Tax Assets	405,739	305,027	100,712

Deferred Tax Liabilities:
Ordinary
Investments	59,389	45,990	13,399
Fixed Assets	340	552	(212)
Policyholder Reserves	29,167	18,757	10,410

Subtotal	88,896	65,299	23,597
Capital
Investments	30,834	63,139	(32,305)

Subtotal	30,834	63,139	(32,305)

Deferred Tax Liabilities	119,730	128,438	(8,708)

Net Admitted Deferred Tax Assets / Deferred Tax Liabilities	$286,009	$176,589	$109,420

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of nonadmitted assets as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the surplus section of the Annual Statement):

Description	December 31, 2024	December 31, 2023	Change
Total Deferred Tax Assets	$405,739	$305,027	$100,712
Total Deferred Tax Liabilities	119,730	128,438	(8,708)

Net Deferred Tax Assets / Deferred Tax Liabilities	286,009	176,589	109,420
Statutory Valuation Allowance	—	—	—

Net Deferred Tax Assets / Deferred Tax Liabilities	286,009	176,589	109,420
Tax Effect of Unrealized (Gains)/Losses			2,148
Prior Period Adjustment			3,891

Change in Net Deferred Income Tax			$115,459

The provision for federal income taxes incurred for the current year is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the years ended December 31, 2024, 2023, and 2022 were as follows:

	December 31, 2024			December 31, 2023			December 31, 2022
Description	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate
Net Income Before Taxes	$389,384	$81,771	21.0%	$154,835	$32,515	21.0%	$298,712	$62,730	21.0%
Investment Related	(3,024)	(635)	(0.2)%	(38,296)	(8,042)	(5.1)%	(778)	(163)	(0.1)%
Change in Non-admitted assets	902	189	—%	(13,668)	(2,870)	(1.9)%	2,647	556	0.2%
Ceding Commission	3,991	838	0.2%	—	—	—%	—	—	—%
Tax Credit Adjustment	(10,350)	(2,174)	(0.6)%	(12,405)	(2,605)	(1.7)%	(10,943)	(2,298)	(0.8)%
Tax Differences in Wholly Owned Subsidiaries	(15,725)	(3,302)	(0.8)%	24,846	5,218	3.4%	(214,556)	(45,057)	(15.1)%
Other	316	67	—%	189	40	—%	19,229	4,038	1.4%

Total Statutory Income Taxes		$76,754	19.6%		$24,256	15.7%		$19,806	6.6%

Federal Income Taxes Incurred		$192,213	49.3%		$165,312	106.8%		$46,567	15.6%
Change in Net Deferred Income Taxes		(115,459)	(29.7)%		(141,057)	(91.1)%		(26,762)	(9.0)%

Total Statutory Income Taxes		$76,754	19.6%		$24,255	15.7%		$19,805	6.6%

As of December 31, 2024, the Company did not have any net operating loss carry-forwards.

As of December 31, 2024, the Company had $205,327 of capital loss carry-forwards, which will expire in 2029, if not utilized.

The Company had no income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses.

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The application of SSAP No.101 requires a company to evaluate the recoverability of DTAs and, if necessary, to establish a valuation allowance to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that DTAs will be realized. Therefore, the Company did not record a valuation allowance as of December 31, 2024 and December 31, 2023.

Tax years prior to 2021 are closed for audit or examination under the applicable statute of limitations. The Company is not currently under examination by the Internal Revenue Service. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of operations, or cash flows. Therefore, the Company did not record a liability for unrecognized tax positions (“UTPs”) as of December 31, 2024 and 2023.

The Company is part of an affiliated group of companies that will file a consolidated federal income tax return for 2024. The following companies are included in the consolidated return filing:

•	Group 1001, Inc.

•	Group 1001 Insurance Holdings, LLC

•	Group 1001 Services, Inc.

•	Delaware Life (Bermuda) Holdings, Inc.

•	Delaware Life Insurance Company

•	Delaware Life and Annuity Company

•	DL Reinsurance Company

•	Clarendon Insurance Agency, Inc.

•	Clear Spring Health Insurance Company

•	Delaware Life Reinsurance (U.S.) Corp.

•	Clear Spring Health (CO), Inc.

•	Clear Spring Health (GA), Inc.

•	Clear Spring Health (SC), Inc.

•	Clear Spring Health Community Care, Inc.

•	Clear Spring Health (VA), Inc.

•	Clear Spring Health of Illinois, Inc.

•	Clear Spring Health Holdings, LLC

•	Clear Spring Health Management Services, LLC

•	Clear Spring Casualty Insurance Company

•	Clear Spring American Insurance Company

•	Clear Spring National Insurance Company

•	Clear Spring PC Acquisition Corp.

•	Clear Spring PC Holdings, LLC

•	Clear Spring Property and Casualty Company

•	Evolution of Sports, Inc.

•	R.V.I. Holdings, LLC

•	R.V.I. America Corporation

•	RVI Analytical Services, Inc.

•	Transition Services, Inc.

•	R.V.I. Services Co., Inc.

•	R.V.I. Guaranty Co., Ltd.

•	R.V.I. America Insurance Company

•	R.V.I. Acquisition Holdings, LLC

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

A written tax allocation agreement has been approved by the state of domicile of each participating insurance company. Allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the consolidated group.

17.	Capital and Surplus and Dividend Restrictions

As of December 31, 2024 and 2023, the Company was authorized to issue 10,000 shares of common stock with a par value of $1,000 per share; 6,437 shares of common stock were issued and outstanding. The Company is not authorized to issue preferred stock.

The Company is subject to certain statutory and regulatory restrictions imposed by the State of Delaware on insurance companies which limits the amount of cash dividends that may be paid to the stockholders. Under Delaware law, cash dividends may be paid only from earned surplus. Additionally, the maximum aggregate amount of ordinary dividends that the Company may declare or pay during any twelve-month period is the greater of: (1) 10% of its statutory surplus, or (2) net gains from operations before net realized capital gains (losses) provided that unassigned surplus is positive and sufficient to cover the payment, each as reported in the prior year’s Annual Statement, unless written approval is obtained from the Department granting a greater amount (i.e., an extraordinary dividend). In addition, no dividend may be paid in excess of unassigned funds. At December 31, 2024, the Company reported surplus as regards policyholders of $2,859,549, gain from operations before net realized capital losses of $262,803, and unassigned funds of $708,826. As of December 31, 2024, the Company may declare an ordinary dividend to shareholders without prior approval from the Department in the maximum amount of $285,955.

The Company did not receive any capital contributions or pay any dividends during 2024. In June 2023, the Company received a capital contribution of $115,000 from DLSH and paid no dividends during 2023. The Company paid an ordinary dividend of $100,000 to DLSH in April 2022 and received a capital contribution of $50,000 from DLSH in December 2022.

The Company reclassified $169,590 and $140,735 from unassigned funds to aggregate write-ins for special surplus funds in accordance with the interpretive guidance established within INT 23-01 as of December 31, 2024 and 2023, respectively.

Surplus Notes

As of December 31, 2024 and 2023, the Company had $390,213 of surplus notes outstanding. During 2013, the Company entered into an agreement with Deutsche Bank Trust Company Americas (“DBTCA”), pursuant to which the surplus notes were taken into custody by DBTCA on behalf of the holders of the surplus notes (the “Noteholders”). DBTCA collects all surplus note payments and distributes such funds to the Noteholders.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The details of outstanding surplus notes were as follows as of and for the years ended December 31, 2024 and 2023:

2024
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$20,713	$—	$229,287	$1,786	$534,657	11/06/27
1001	11/06/22	7.750%	85,500	85,500	—	—	6,626	14,265	11/06/52
1002	11/06/22	7.750%	24,587	24,587	—	—	1,905	4,102	11/06/52
1003	11/06/22	7.750%	24,612	24,612	—	—	1,907	4,106	11/06/52
2000	12/15/95	7.750%	150,000	—	—	150,000	—	253,791	12/15/52
2002	06/15/23	7.750%	52,301	52,301	—	—	4,053	6,080	12/15/52
2003	06/15/23	7.750%	5,200	5,200	—	—	403	605	12/15/52
2004	06/15/23	7.750%	4,000	4,000	—	—	310	465	12/15/52
2005	06/15/23	7.750%	500	500	—	—	39	58	12/15/52
2006	06/15/23	7.750%	1,750	1,750	—	—	136	203	12/15/52
2007	06/15/23	7.750%	1,000	1,000	—	—	78	116	12/15/52
2008	06/15/23	7.750%	500	500	—	—	39	58	12/15/52
2009	06/15/23	7.750%	3,000	3,000	—	—	233	349	12/15/52
2010	06/15/23	7.750%	4,950	4,950	—	—	384	575	12/15/52
2011	06/15/23	7.750%	2,000	2,000	—	—	155	233	12/15/52
2012	06/15/23	7.750%	500	500	—	—	39	58	12/15/52
2013	06/15/23	7.750%	250	250	—	—	19	29	12/15/52
2014	06/15/23	7.750%	250	250	—	—	19	29	12/15/52
2015	06/15/23	7.750%	100	100	—	—	8	12	12/15/52
2016	06/15/23	7.750%	500	500	—	—	39	58	12/15/52
2017	06/15/23	7.750%	500	500	—	—	39	58	12/15/52
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	322,954	12/15/52
4000	12/15/95	7.750%	7,500	—	—	7,500	—	12,535	12/15/52
4001	06/15/23	7.750%	7,500	7,500	—	—	581	872	12/15/52

Total	XXX	XXX	$777,000	$390,213	$—	$386,787	$30,237	$1,156,268	XXX

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

2023
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$20,713	$—	$229,287	$1,786	$532,871	11/06/27
1001	11/06/22	7.750%	85,500	85,500	—	—	6,626	7,639	11/06/52
1002	11/06/22	7.750%	24,587	24,587	—	—	1,905	2,197	11/06/52
1003	11/06/22	7.750%	24,612	24,612	—	—	1,907	2,199	11/06/52
2000	12/15/95	7.750%	150,000	—	77,301	150,000	2,995	253,791	12/15/52
2002	06/15/23	7.750%	52,301	52,301	—	—	2,027	2,027	12/15/52
2003	06/15/23	7.750%	5,200	5,200	—	—	202	202	12/15/52
2004	06/15/23	7.750%	4,000	4,000	—	—	155	155	12/15/52
2005	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2006	06/15/23	7.750%	1,750	1,750	—	—	68	68	12/15/52
2007	06/15/23	7.750%	1,000	1,000	—	—	39	39	12/15/52
2008	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2009	06/15/23	7.750%	3,000	3,000	—	—	116	116	12/15/52
2010	06/15/23	7.750%	4,950	4,950	—	—	192	192	12/15/52
2011	06/15/23	7.750%	2,000	2,000	—	—	78	78	12/15/52
2012	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2013	06/15/23	7.750%	250	250	—	—	10	10	12/15/52
2014	06/15/23	7.750%	250	250	—	—	10	10	12/15/52
2015	06/15/23	7.750%	100	100	—	—	4	4	12/15/52
2016	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2017	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	311,515	12/15/52
4000	12/15/95	7.750%	7,500	—	7,500	7,500	291	12,535	12/15/52
4001	06/15/23	7.750%	7,500	7,500	—	—	291	291	12/15/52

Total	XXX	XXX	$777,000	$390,213	$84,801	$386,787	$30,236	$1,126,034	XXX

The proceeds from the issuance of the surplus notes were not used to purchase an asset directly or indirectly from the Noteholders. The surplus notes were not issued as part of a transaction whereby the principal or interest payments are contractually linked to other assets or agreements. There were no surplus note interest or principal payments subject to administrative offsetting provisions.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants, and beneficiaries, as well as all other classes of creditors other than the Noteholders. After payment in full of certain obligations set forth in Section 5918 of the Delaware Insurance Code, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full. The Company has no preferred stockholders. Any redemption of a surplus note is subject to the prior written consent of the Department.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

During 2022, $134,699 of interests in item 1000 held by Security Benefit Life Insurance Company (“Security Benefit”) were canceled in exchange for three new notes issued by the Company, each with an interest rate of 7.75% and a maturity date of November 6, 2052 (items 1001, 1002 and 1003 in the above tables). The remaining interest in the amount of $20,713 in item 1000 is held solely by the Lange Trust with an interest rate of 8.625% and a maturity date of November 6, 2027. During 2023, Group 1001 Finance purchased $134,699 of interests in the notes listed as item 1001, 1002, and 1003 in the above tables from Security Benefit. In September 2024, Group 1001 Finance sold its interest in notes 1001, 1002, and 1003 to PDIF Feeder I, LLC (“PDIF”), an affiliate. As of December 31, 2024, the interests in items 1001, 1002, and 1003 were held solely by PDIF.

During 2022, the interest rate on item 2000 in the above tables was changed to 7.75% and the maturity date was extended to December 15, 2052. Effective December 15, 2022 and April 28, 2023, Group 1001 Finance purchased $22,301 and $55,000, respectively, of the surplus note held by Security Benefit. On June 15, 2023, $77,301 of interests in item 2000 held by Group 1001 Finance were canceled in exchange for sixteen new notes issued by the Company, each with an interest rate of 7.75% and a maturity date of December 15, 2052 (items 2002 thru 2017 in the above tables). As of December 31, 2024, the interest in item 2002 was held solely by Group 1001 Finance. As of December 31, 2024, the interests in items 2003 thru 2017 were held by the following unaffiliated entities:

Item Number(s)	Noteholder	Carry Value of Note(s)
2003, 2004, 2005	Horace Mann Life Insurance Company	$9,700
2006	Heritage Life Insurance Company	1,750
2007	Puritan Life Insurance Company of America	1,000
2008, 2009	Physicians Mutual Insurance Company	3,500
2010, 2013	Investors Heritage Life Insurance Company	5,200
2011, 2012	Capital Avenue Reinsurance LLC	2,500
2014	Reliance Standard Life Insurance Company	250
2015	HMO Louisiana Inc.	100
2016	Louisiana Health Service & Indemnity Company	500
2017	Factory Mutual Insurance Company	500

Interests in the surplus note in the amount of $150,000, listed as item 3000 in the above tables, are held by Midland National Life Insurance Company (“Midland National”) and North American Company for Life and Health (“North American”), which are both considered related parties of the Company. Midland National and North American hold interests in the amounts of $100,000 and $50,000, respectively. During 2022, the maturity date of this note was extended to December 15, 2052.

The surplus note in the amount of $7,500, listed as item 4000 in the above tables, was held by Security Benefit until December 15, 2022. Effective on this date, Group 1001 Finance purchased the full amount of this surplus note from Security Benefit. During 2022, the interest rate was changed to 7.75% and the maturity date of this note was extended to December 15, 2052. On June 15, 2023, $7,500 of interest in item 4000 held by Group 1001 Finance was canceled in exchange for a new note issued by the Company with an interest rate of 7.75% and a maturity date of December 15, 2052 (item 4001 in the tables above). As of December 31, 2024, the interest in item 4001 is held solely by Group 1001 Finance.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company incurred $30,237, $30,236, and $29,940 of interest on the surplus notes for the years ended December 31, 2024, 2023, and 2022, respectively. Each accrual and payment of interest on the surplus notes may be made only with the prior approval of the Delaware Insurance Commissioner and only to the extent the Company has sufficient surplus earnings to make such payment. The Company received approval for all surplus note interest and principal payments and the related interest accrual in the amount of $2,669 at December 31, 2024 and 2023.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants, and beneficiaries, as well as all other classes of creditors other than surplus note holders.

After payment in full of certain obligations set forth in 18 Del. Code Ann. tit. 59, § 5918, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full of all principal and interest amounts owing. The Company has no preferred stockholders.

Risk-Based Capital

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company exceeded the minimum RBC requirements at December 31, 2024 and 2023.

18.	Commitments and Contingent Liabilities

Lease Commitments

Effective January 1, 2021, the Company entered into a lease agreement with Group 1001 Indiana Holdings, LLC, an affiliate, to occupy office space in Zionsville, Indiana. The lease has an expiration date of December 31, 2035 and an option to renew the lease agreement for up to a five-year period. Rental expenses under this lease for 2024, 2023, and 2022 were $2,679, $2,644, and $1,610, respectively. The rent expense recorded in 2024 and 2023 under this lease was inclusive of a $1,000 assessment each year for use of certain additional benefits in excess of, and consistent with, those received under this lease.

During 2022 and 2023, the Company leased office space in Waltham, Massachusetts under a lease with an original expiration date of April 30, 2023 for three premises within an office building known as 1601 Trapelo Road. The termination date of the lease was amended during 2022 and 2023, along with certain other terms and conditions in both the “Second Amendment” and the “Third Amendment,” respectively. Upon execution of the Second Amendment, affiliates of the landlord and an affiliate of the Company simultaneously entered into new lease agreements for two separate office spaces in Waltham, Massachusetts. One of the original premises at 1601 Trapelo Road terminated on June 30, 2023. The remaining two premises terminated on November 1, 2023, the date per the Second Amendment that corresponded with the commencement/occupancy of one of the new leases. Rent expenses during 2024, 2023, and 2022 were $0, $1,485, and $2,421, respectively, under this lease and were partially reimbursed by affiliates.

Effective October 13, 2022, the Company entered into two sublease agreements with PSA to occupy two separate office spaces in Waltham, Massachusetts. The primary leases for the office spaces known as 10 CityPoint and 230 CityPoint are seven-year and eight-year leases, respectively, each with an option to renew for five additional years. The subleases expire no later than one day prior to the expiration of the primary leases. Combined rental expenses under these subleases in 2024 and 2023 were $1,978 and $527, respectively, and the Company was partially reimbursed by an affiliate.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Effective February 2, 2022, the Company entered into an additional sublease agreement with PSA to occupy office space in Ft. Lauderdale, Florida. The sublease agreement expires no later than one day prior to the PSA primary lease expiration. Rental expenses under this sublease in 2024, 2023, and 2022 were $485, $157, and $0, respectively.

At December 31, 2024, the Company’s minimum aggregate lease commitments, for the next five years and thereafter, were as follows:

Operating Leases
Year ended December 31:
2025	$3,593
2026	3,518
2027	3,595
2028	3,672
2029	3,695
Thereafter	12,970

Total	$31,043

Contingent Commitments

The Company had unfunded commitments for limited partnership investments of $112,504 and $190,986 as of December 31, 2024, and 2023, respectively.

Guaranty Fund Assessments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Various insolvencies reported by the National Organization of Life and Health Insurance Guaranty Associations will result in retrospective, premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $1,569 and $2,970 for guaranty fund assessments as of December 31, 2024 and 2023, respectively. The Company does not know the period over which the guaranty fund assessments may be paid.

As of December 31, 2024 and 2023, the Company did not have any guaranty fund liabilities or assets related to assessments from insolvencies of entities that wrote long-term care contracts.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Litigation and Other Matters

The Company is involved in various lawsuits in the normal course of business. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations, or cash flows of the Company.

Pledged or Restricted Assets

The following assets were restricted (including pledged assets) at December 31, 2024 and 2023:

	Gross (Admitted & Nonadmitted) Restricted								Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2024 Total	2023 Total	Increase/ (Decrease)	Total 2024 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Subject to Repurchase Agreements	$1,088,576	$—	$—	$—	$1,088,576	$816,037	$272,539	$1,088,576	2.11%	2.12%
Subject to Reverse Repurchase Agreements	1,381,907	—	—	—	1,381,907	1,247,707	134,200	1,381,907	2.68%	2.69%
FHLB Capital Stock	93,960	—	—	—	93,960	71,460	22,500	93,960	0.18%	0.18%
On Deposit with States	4,154	—	—	—	4,154	4,181	(27)	4,154	0.01%	0.01%
Pledged as Collateral to FHLB (Including Securities and Commercial Mortgage Loans)	2,741,717	—	—	—	2,741,717	2,110,097	631,620	2,741,717	5.33%	5.33%
Pledged as collateral not captured in other categories	826,555	—	—	—	826,555	177,683	648,872	826,555	1.61%	1.61%
Other Restricted Assets	20,944	—	—	—	20,944	18,031	2,913	20,944	0.04%	0.04%

Total Restricted Assets	$6,157,813	$—	$—	$—	$6,157,813	$4,445,196	$1,712,617	$6,157,813	11.96%	11.98%

The following were assets pledged as collateral not captured in other categories, including assets backing funding agreements (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) at December 31, 2024 and 2023:

	Gross Restricted								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2024 Total	2023 Total	Increase/ (Decrease)	Total 2024 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Collateral to Société Générale	$236,825	$—	$—	$—	236,825	$176,883	$59,942	$236,825	0.46%	0.46%
Derivative collateral	267,557	—	—	—	267,557	800	266,757	267,557	0.52%	0.52%
Collateral to CitiGroup, Inc.	322,173	—	—	—	322,173	—	322,173	322,173	0.63%	0.63%

Total	$826,555	$—	$—	$—	$826,555	$177,683	$648,872	$826,555	1.61%	1.61%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The following were other restricted assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) at December 31, 2024 and 2023:

	Gross Restricted								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2024 Total	2023 Total	Increase/ (Decrease)	Total 2024 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Cash - Tax Escrow	$—	$—	$—	$—	$—	1,902	$(1,902)	$—	— %	— %
Mortgage Escrow	20,944	—	—	—	20,944	16,129	4,815	20,944	0.04%	0.04%

Total	$20,944	$—	$—	$—	$20,944	$18,031	$2,913	$20,944	0.04%	0.04%

19.	Federal Home Loan Bank

The Company is a member of the Federal Home Loan Bank of Indianapolis (the “FHLB”). Through its membership, the Company utilizes funding agreements issued to the FHLB consistent with its other investment spread operations and considers these funds policyholder liabilities. From time to time, the Company also uses FHLB funds for operations; any funds obtained from the FHLB for use in the Company’s general operations are accounted for as borrowed money. The Company has determined its estimated maximum borrowing capacity with the FHLB as $2,164,369 as of December 31, 2024. The Company calculated this amount in accordance with its current collateral pledged to the FHLB.

FHLB Capital Stock

Aggregate Totals:

As of December 31, 2024	Total	General Account	Separate Accounts
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	5,000	5,000	—
Activity Stock	88,960	88,960	—
Excess Stock	—	—	—

Aggregate Total	$93,960	$93,960	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$2,164,369	$—	$—
As of December 31, 2023
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	7	7	—
Activity Stock	69,203	69,203	—
Excess Stock	2,250	2,250	—

Aggregate Total	$71,460	$71,460	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$1,683,708	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Membership Stock (Class A and B) Eligible and Not Eligible for Redemption:

Membership stock	Current Year Total	Not Eligible for Redemption	Less Than 6 Months	6 months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	5,000	5,000	—	—	—	—

Collateral Pledged to FHLB

Amount Pledged as of Reporting Date:

	Fair Value	Carrying Value	Aggregate Total Borrowing
Current Year General Account Total Collateral Pledged	$2,618,240	$2,741,717	$2,088,000
Current Year Separate Accounts Total Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Total Collateral Pledged	$2,618,240	$2,741,717	$2,088,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,966,287	$2,110,097	$1,538,000

Maximum Amount Pledged During Reporting Period:

	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral
Current Year General Account Maximum Collateral Pledged	$2,752,749	$2,867,212	$2,038,000
Current Year Separate Accounts Maximum Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Maximum Collateral Pledged	$2,752,749	$2,867,212	$2,038,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,966,287	$2,110,097	$1,538,000

Borrowing from FHLB

Amount as of Reporting Date:

As of December 31, 2024	Total	General Account	Separate Accounts	Funding Agreements Reserves Established
Debt	$50,000	$50,000	$—	XXX
Funding Agreements	2,038,000	2,038,000	—	1,960,750
Other	—	—	—	XXX

Aggregate Total	$2,088,000	$2,088,000	$—	$1,960,750

As of December 31, 2023
Debt	$—	$—	$—	XXX
Funding Agreements	1,538,000	1,538,000	—	1,475,607
Other	—	—	—	XXX

Aggregate Total	$1,538,000	$1,538,000	$—	$1,475,607

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Maximum Amount During Reporting Period:

	Total	General Account	Separate Accounts
Debt	$50,000	$50,000	$—
Funding Agreements	2,038,000	2,038,000	—
Other	—	—	—

Aggregate Total	$2,088,000	$2,088,000	$—

FHLB - Prepayment Obligations

Does the Company have prepayment obligations under the following arrangements? (YES/NO)
Debt	Yes
Funding Agreements	Yes
Other	No

20.	Reconciliation with Statutory Financial Statements Filed

Subsequent to the filing of the 2024 Annual Statement, management adjusted the accompanying Statutory Statements of Cash Flow to remove a non-cash transaction. A reconciliation between the presentation within the 2024 Annual Statement and the accompanying Statutory Statements of Cash Flow for the year ended December 31, 2024 is provided below.

Statement of Cash Flow	Change	2024 Annual Statement	2024 Statutory Audit Report
Operating activities:
Net investment income received	$(995)	$1,678,899	$1,677,904
Net cash provided by operating activities	(995)	4,814,004	4,813,009
Investing activities:
Proceeds - Bonds	(112,888)	4,217,403	4,104,515
Proceeds - Stocks	(2,066)	185,276	183,210

	(114,954)	4,402,679	4,287,725
Net cash used in investing activities	(114,954)	(4,850,179)	(4,965,133)
Financing and miscellaneous activities:
Other cash (applied) (a)	115,949	(444,267)	(328,318)
Net cash provided by financing and miscellaneous activities	115,949	370,345	486,294

(a)

The 2024 Annual Statement Other cash (applied) line item has been adjusted for comparability to exclude the $36,000 Bilateral loan agreement with affiliate line item, which is presented separately within the accompanying Statutory Statements of Cash Flow.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 AND 2023 AND

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company has adjusted these line items to reflect a $115,949 non-cash transaction with respect to the transfer of invested assets in settlement of funds held under reinsurance treaties with unauthorized reinsurers which impacted net cash provided by operating activities, net cash used in investing activities, and net cash provided by financing and miscellaneous activities.

21.	Subsequent Events

The Company has evaluated events and transactions that occurred from January 1, 2025 to April 17, 2025, the date these financial statements were available to be issued. There have been no Type I or Type II events or transactions that occurred subsequent to December 31, 2024 having a material effect on the financial statements, except as discussed below.

Effective January 1, 2025, and in accordance with approval from the Delaware Department on October 10, 2024, the Company transferred all assets and liabilities of the Company’s non-insulated separate account to the Company’s general account. The transfer had no effect on the capital and surplus of the Company.